April 27, 2001


Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC  20549


RE:  Midland National Life Separate Account A
     File Number 333-14081


Commissioners:

Enclosed for filing is a complete copy, including exhibits, of Post-Effective Amendment Number 5 to the above referenced Form
S-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice-President
Variable Services

VEL2CVR.TXT

As filed with the Securities and Exchange Commission on April 27, 2001
                                              Registration No. 333-14081
                                             POST-EFFECTIVE AMENDMENT
NO. 5

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM S-6
                              --------

              FOR REGISTRATION UNDER THE SECURITIES ACT
              OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2

              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A
              ________________________________________
                         (Exact Name of Trust)

               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                          (Name of Depositor)
                           One Midland Plaza
                         Sioux Falls, SD 57193
               (Address of Principal Executive Office)
                       _________________________
    Jack L. Briggs, Vice President, Secretary and General Counsel
               Midland National Life Insurance Company
                          One Midland Plaza
                        Sioux Falls, SD 57193

          (Name and Address of Agent for Service of Process)

                               Copy to:

                         Frederick R. Bellamy
                     Sutherland Asbill& Brennan  L L P
                    1275 Pennsylvania Avenue, N.W.
                     Washington, D.C. 20004-2404

              Variable Executive Universal Life Insurance Policies Variable Executive Universal Life 2 Insurance Policies

                  (Title of Securities being offered)

It is proposed that this filing will become effective (check appropriate line):
        ___  immediately upon filing pursuant to paragraph (b)
        _x_  on April 27, 2001 pursuant to paragraph (b)
        ___  60 days after filing pursuant to paragraph (a) (1)
        ___  on ____________ pursuant to paragraph (a) (1) of Rule 485

    If appropriate, check the following line:
        ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    --------------------------------------------------------------------
--


S6VEL2.txt

VARIABLE EXECUTIVE UNIVERSAL LIFE


Issued By:
Midland National Life Insurance Company


One Midland Plaza  Sioux Falls, SD 57193  (605) 335-5700


Variable Executive Universal Life is an individual
variable life insurance contract issued by Midland
National Life Insurance Company. Variable Executive
Universal Life:
	provides insurance coverage with flexibility in death
benefits and premiums;
	pays a death benefit if the insured person dies while the contract is still in force;
	can provide substantial
   ContractPolicyPolicy     Fund build-up on a
tax-deferred basis.  However, there is no guaranteed
   ContractPolicyPolicy     Fund for amounts
you allocate to the Investment Divisions. You bear
the risk of poor investment performance for those
amounts.
	lets you borrow against your contract, withdraw part of the Net Cash Surrender Value, or completely surrender your contract. Loans and withdrawals
affect the    ContractPolicyPolicy     Fund, and
may affect the death benefit.
After the first premium, you may decide how much
your premiums will be and how often you wish to pay
them, within limits. You may also increase or decrease
the amount of insurance protection, within limits.
Depending on the amount of premiums paid, this may
or may not be a    Modified Endowment
ContractPolicyModified Endowment ContractPolicy
     ("MEC"). If it is a MEC, then loans and
withdrawals may have    negative more adverse tax
consequences than otherwise    .
You have a limited right to examine your contract and
return it to us for a refund.
You may allocate your    ContractPolicyPolicy
Fund to our General Account    and or     up to ten
Investment Divisions.  Each division invests in a
specified mutual fund portfolio.  You can choose
among the following    twenty-fivethirty
Investment Divisions:
	1  VIP Money Market Portfolio
	2  VIP High Income Portfolio
	3  VIP Equity-Income Portfolio
	VIP Growth Portfolio
	VIP Overseas Portfolio
	VIP Mid Cap Portfolio
	VIP II Asset Manager Portfolio
	VIP II Investment Grade Bond Portfolio
	VIP II    Contrafund Contrafund     Portfolio
	VIP II Asset Manager: Growth Portfolio
	VIP II Index 500 Portfolio
	VIP III Growth & Income Portfolio
	VIP III Balanced Portfolio
	VIP III Growth Opportunities Portfolio
	American Century VP Capital Appreciation Portfolio American Century VP Value Portfolio
	American Century VP Balanced Portfolio
	American Century VP International Portfolio
	American Century VP Income & Growth Portfolio
	MFS VIT Emerging Growth Series
	MFS VIT Research Series
	MFS    VIT VIT Growth with Income
SeriesInvestors Trust Series
	MFS VIT New Discovery Series
	Lord Abbett Series Fund, Inc. Growth & Income Portfolio (hereinafter referred to as Lord Abbett VC
Growth and Income Portfolio)
	Lord Abbett Series Fund, Inc. Mid-Cap Value
Portfolio (hereinafter referred to as Lord Abbett VC
Mid-Cap Value Portfolio)
	Lord Abbett Series Fund, Inc. International Portfolio (hereinafter referred to as Lord Abbett VC
International Portfolio)
	   Alger American Small Capitalization Portfolio Alger American MidCap Growth Portfolio
	Alger American Growth Portfolio
	Alger American Leveraged AllCap Portfolio

Your    ContractPolicyPolicy     Fund in the
Investment Divisions will increase or decrease based on
investment performance.  You bear this risk.   No one
insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.
Any representation to the contrary is a criminal offense.


Prospectus: May 1, 20   010.




Table of Contents



   PART 1: SUMMARY	4
FEATURES OF VARIABLE EXECUTIVE UNIVERSAL
LIFE	5
Death Benefit Options	5
ContractPolicy Changes	5
Flexible Premium Payments	5
Additional Benefits	5
INVESTMENT CHOICES	5
YOUR CONTRACT FUND	6
Transfers	6
Policy Loans	7
Withdrawing Money	7
Surrendering Your ContractPolicy	7
DEDUCTIONS AND CHARGES	7
Deductions From Your Premiums	7
Deductions From Your ContractPolicy Fund	7
Surrender Charges	7
Portfolio Expenses	8
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	10
Your Right To Examine This ContractPolicy	10
Your ContractPolicy Can Lapse	11
Tax Effects of Variable Executive Universal Life	11
Illustrations	11
Inquiries and Correspondence	11
State Variations	12
PART 2: DETAILED INFORMATION ABOUT
VARIABLE EXECUTIVE UNIVERSAL LIFE	13
INSURANCE FEATURES	13
How the ContractPolicys Differ From Whole Life
Insurance	13
Application for Insurance	13
Death Benefit	13
Notice and Proof of Death	14
Payment of Death Benefits	14
Maturity Benefit	14
Changes In Variable Executive Universal Life	15
Changing The Face Amount of Insurance	15
Changing Your Death Benefit Option	15
When ContractPolicy Changes Go Into Effect	16
Flexible Premium Payments	16
Allocation of Premiums	17
Additional Benefits	17
Automatic Benefit Increase Provision	18
SEPARATE ACCOUNT INVESTMENT CHOICES	19
Our Separate Account And Its Investment Divisions	19
The Funds	19
Investment Policies Of The Portfolios	19
USING YOUR CONTRACT FUND	22
The ContractPolicy Fund	22
Amounts In Our Separate Account	22
How We Determine The Accumulation Unit Value	23
ContractPolicy Fund Transactions	23
Transfers Of ContractPolicy Fund	23
Dollar Cost Averaging	24
ContractPolicy Loans	24
Withdrawing Money From Your ContractPolicy Fund	25
Surrendering Your ContractPolicy	26
THE GENERAL ACCOUNT	26
DEDUCTIONS AND CHARGES	27
Deductions From Your Premiums	27
Charges Against The Separate Account	27
Deductions From Your ContractPolicy Fund	28
Transaction Charges	29
How ContractPolicy Fund Charges Are Allocated	29
Surrender Charges	30
Charges In The Funds	31
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	31
Your Right To Examine The ContractPolicy	31
Your ContractPolicy Can Lapse	32
You May Reinstate Your ContractPolicy	32
ContractPolicy Periods And Anniversaries	32
Maturity Date	32
We Own The Assets Of Our Separate Account	32
Changing the Separate Account	33
Limits On Our Right To Challenge The ContractPolicy	33
Your Payment Options	34
Lump Sum Payments	34
Optional Payment Methods	34
Your Beneficiary	35
Assigning Your ContractPolicy	35
When We Pay Proceeds From This ContractPolicy	35
TAX EFFECTS	35
ContractPolicy Proceeds	35
Possible Charge for Midland's Taxes	38
Other Tax Considerations	38
PART 3: ADDITIONAL INFORMATION	38
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	38
YOUR VOTING RIGHTS AS AN OWNER	38
OUR REPORTS TO CONTRACT OWNERS	39
DIVIDENDS	39
MIDLAND'S SALES AND OTHER AGREEMENTS	39
REGULATION	40
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES INC.	40
LEGAL MATTERS	40
ADDITIONAL INFORMATION	41
MANAGEMENT OF MIDLAND	42
ILLUSTRATIONS	46
DEFINITIONS	54
PERFORMANCE	56
FINANCIAL STATEMENTS	57
PART 1: SUMMARY	4
FEATURES OF VARIABLE EXECUTIVE UNIVERSAL
LIFE	4
Death Benefit Options	4
ContractPolicy Changes	4
Flexible Premium Payments	4
Additional Benefits	4
INVESTMENT CHOICES	5
YOUR CONTRACT FUND	5
Transfers	5
Policy Loans	6
Withdrawing Money	6
Surrendering Your ContractPolicy	6
DEDUCTIONS AND CHARGES	6
Deductions From Your Premiums	6
Deductions From Your ContractPolicy Fund	6
Surrender Charges	6
Portfolio Expenses	7
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	8
Your Right To Examine This ContractPolicy	8
Your ContractPolicy Can Lapse	8
Tax Effects of Variable Executive Universal Life	8
Illustrations	9
PART 2: DETAILED INFORMATION ABOUT
VARIABLE EXECUTIVE UNIVERSAL LIFE	9
INSURANCE FEATURES	9
How the ContractPolicys Differ From Whole Life
Insurance	9
Application for Insurance	9
Death Benefit	9
Maturity Benefit	1011
Changes In Variable Executive Universal Life	11
Changing The Face Amount of Insurance	11
Changing Your Death Benefit Option	1112
When ContractPolicy Changes Go Into Effect	12
Flexible Premium Payments	12
Allocation of Premiums	13
Additional Benefits	13
Automatic Benefit Increase Provision	14
SEPARATE ACCOUNT INVESTMENT CHOICES	15
Our Separate Account And Its Investment Divisions	15
The Funds	15
Investment Policies Of The Portfolios	15
USING YOUR CONTRACT FUND	18
The ContractPolicy Fund	18
Amounts In Our Separate Account	18
How We Determine The Accumulation Unit Value	18
ContractPolicy Fund Transactions	1819
Transfers Of ContractPolicy Fund	19
Dollar Cost Averaging	1920
ContractPolicy Loans	20
Withdrawing Money From Your ContractPolicy Fund	21
Surrendering Your ContractPolicy	2122
THE GENERAL ACCOUNT	2122
DEDUCTIONS AND CHARGES	22
Deductions From Your Premiums	22
Charges Against The Separate Account	2223
Deductions From Your ContractPolicy Fund	23
Transaction Charges	24
How ContractPolicy Fund Charges Are Allocated	2425
Surrender Charges	2425
Charges In The Funds	2526
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	2627
Your Right To Examine The ContractPolicy	2627
Your ContractPolicy Can Lapse	2627
You May Reinstate Your ContractPolicy	2627
ContractPolicy Periods And Anniversaries	27
Maturity Date	2728
We Own The Assets Of Our Separate Account	2728
Changing the Separate Account	2728
Limits On Our Right To Challenge The ContractPolicy	28
Your Payment Options	2829
Your Beneficiary	2930
Assigning Your ContractPolicy	2930
When We Pay Proceeds From This ContractPolicy	2930
TAX EFFECTS	30
ContractPolicy Proceeds	30
Possible Charge for Midland's Taxes	3233
Other Tax Considerations	3233
PART 3: ADDITIONAL INFORMATION	3233
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	3233
YOUR VOTING RIGHTS AS AN OWNER	3233
OUR REPORTS TO CONTRACT OWNERS	3334
DIVIDENDS	3334
MIDLAND'S SALES AND OTHER AGREEMENTS	3334
REGULATION	34
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES INC.	3435
LEGAL MATTERS	3435
FINANCIAL	35
ADDITIONAL INFORMATION	3435
MANAGEMENT OF MIDLAND	3536
ILLUSTRATIONS	3839
DEFINITIONS	4344
PERFORMANCE	4546
FINANCIAL STATEMENTS	4647





This prospectus generally describes only the variable portion of the
   ContractPolicy    , except
where the
General Account is specifically mentioned.
Buying this contract might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance contract.
You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.


PART 1: SUMMARY
In this prospectus "We", "Our", and "Us" mean
Midland National Life Insurance Company.
"You" and "Your" mean the owner of the contract. We
refer to the person who is covered by the contract as the "Insured" or "Insured Person", because the insured person and the owner might not be the same.
There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy.
The detailed information appearing later in this
prospectus further explains the following summary.
This summary must be read along with that detailed
information. Unless otherwise indicated, the
description of the contract in this prospectus assumes
that the contract is in force and that there is no
outstanding contract loan.
FEATURES OF VARIABLE EXECUTIVE
UNIVERSAL LIFE
Death Benefit Options
Variable Executive Universal Life is life insurance on the insured person. If the contract is in force we will pay a death benefit when the insured person dies. You can choose between two death benefit options:
	Option 1: death benefit equals the face amount ("Specified Amount") of the insurance contract. This is sometimes called a "level" death benefit.
	Option 2: death benefit equals the face amount plus the
   ContractPolicy     Fund.  This is sometimes
called a "variable" death benefit.
The death benefit may be even greater in some
circumstances. See "Death Benefit" on page    13139.

We deduct any outstanding loans and unpaid charges
before paying any benefits.  The Beneficiary can take the
death benefit in a lump sum or under a variety of payment
plans.
Whether your contract lapses or remains in force can
depend on the amount of your    ContractPolicy
Fund (less any outstanding loans and Surrender Charges).
The    ContractPolicy     Fund, in turn, depends on the
investment performance of the Investment Divisions you
select.  (The    ContractPolicy     Fund also depends
on the premiums you pay and the charges we deduct.)
However, during the Minimum Premium Period, you can
keep your policy in force by paying a certain level of
premiums.
The minimum face amount is $150,000.
   ContractPolicy     Changes
You may change the death benefit option you have chosen.
You may also increase or decrease the face amount of
your contract, within limits.
Flexible Premium Payments
You may pay premiums whenever and in whatever amount
you want, within certain limits.  We require an initial
minimum premium based on the contract's face amount
and the insured person's age and sex.
You choose a planned periodic premium.  But payment of
the planned premiums does not ensure that your
contract will remain in force.  Additional premiums may
be required to keep your policy from lapsing.  You need
not pay premiums according to the planned schedule.
However, you can ensure that your contract stays in force
during the Minimum Premium Period by paying premiums
   at least     equal to the accumulated minimum
premium amounts. See "Flexible Premium Payments" on
page    161612    .
Additional Benefits
You may choose to include additional benefits in the
contract by rider. These benefits may include:
	a disability waiver benefit (to waive the cost of monthly
deductions)
	a monthly disability benefit
	an accidental death benefit
	life insurance for children
	family life insurance coverage
	life insurance for additional insured persons
	an accelerated death benefit in the event of a terminal
illness.
We deduct    any costs of charges for     additional
benefits from your    ContractPolicy     Fund
monthly. See "Additional Benefits" on page
   171713    .
INVESTMENT CHOICES
You may allocate your    ContractPolicy     Fund to
up to ten of the following Investment Divisions:
1.	Fidelity's Variable Insurance Products Fund (VIP)
Money Market Portfolio
2.	Fidelity's Variable Insurance Products Fund (VIP)
High Income Portfolio
3.	Fidelity's Variable Insurance Products Fund (VIP)
Equity-Income Portfolio
4.	Fidelity's Variable Insurance Products Fund (VIP)
Growth Portfolio
5.	Fidelity's Variable Insurance Products Fund (VIP)
Overseas Portfolio
   Fidelity's Variable Insurance Products Fund (VIP)
Mid Cap Portfolio
6.	Fidelity's Variable Insurance Products Fund II (VIP
II) Asset Manager Portfolio
7.	Fidelity's Variable Insurance Products Fund II (VIP
II) Investment Grade Bond Portfolio
8.	Fidelity's Variable Insurance Products Fund II (VIP
II)    Contrafund Contrafund     Portfolio
9.	Fidelity's Variable Insurance Products Fund II (VIP
II) Asset Manager: Growth Portfolio
10.	Fidelity's Variable Insurance Products Fund II (VIP
II) Index 500 Portfolio
11.	Fidelity's Variable Insurance Products Fund III (VIP
III) Growth & Income Portfolio
12.	Fidelity's Variable Insurance Products Fund III (VIP
III) Balanced Portfolio
13.	Fidelity's Variable Insurance Products Fund III (VIP
III) Growth Opportunities Portfolio
14.	American Century VP Capital Appreciation Portfolio
15.	American Century VP Value Portfolio
16.	American Century VP Balanced Portfolio
17.	American Century VP International Portfolio
18.	American Century VP Income & Growth Portfolio
19.	MFS VIT Emerging Growth Series
20.	MFS VIT Research Series
21.	MFS VIT    Growth with Income Investors Trust
    Series
22.	MFS VIT New Discovery Series
23.	Lord Abbett VC Growth & Income Portfolio
24.	Lord Abbett VC Mid-Cap Value Portfolio
25.	Lord Abbett VC International
27.	   Alger American Small Capitalization Portfolio
28.	Alger American Mid Cap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio
You bear the complete investment risk for all amounts
allocated to any of these Investment Divisions.
You may also allocate your    ContractPolicy     Fund
to our General Account, where we guarantee the safety of principal and a minimum interest rate. See the General
Account on page 22.
For more information, see "The Funds" on page
191915    .
YOUR CONTRACT FUND
Your    ContractPolicy     Fund begins with your first
premium payment.  From your premium we deduct a sales
charge, a premium tax and any per premium expenses.
The balance of the premium is your beginning
   ContractPolicy     Fund.
Your    ContractPolicy     Fund changes daily to
reflect:
	the amount and frequency of premium payments,
	deductions for the cost of insurance and expenses,
	the investment performance of your chosen Investment
Divisions,
	interest earned on amounts allocated to the General
Account,
	loans, and
	partial withdrawals.
There is no guaranteed    ContractPolicy Fund for
amounts allocated to the Investment Divisions.
See "The Policy FundThe Policy FundThe
Policy FundThe Contract Fund" on page 222218.
Transfers
You may transfer your    ContractPolicy     Fund
among the Investment Divisions and between the General
Account and the various Investment Divisions. Transfers
take effect when we receive your request.  We require a
minimum amount for each transfer, usually $200.
Currently, we allow an unlimited number of    free
transfers.  We reserve the right to charge a $25 fee after
the 12th transfer in a contract year. There are other
limitations on transfers to and from the General Account.
See "   Transfers Of  Policy FundTransfers Of
Policy FundTransfers Of Policy FundTransfers Of
Contract Fund" on page 232319.
Policy Loans
You may borrow up to 92% of your Cash Surrender Value
(the    ContractPolicy     Fund less the Surrender
Charge).  Your contract will be the sole security for the
loan.  Your contract states a minimum loan amount,
usually $200.     ContractPolicy     loan interest
accrues daily at an annually adjusted rate. See
"   Policy LoansPolicy LoansPolicy LoansContract
Loans" on page 242420. ContractPolicy     loan interest
is not tax deductible on contracts owned by an individual.
There may be federal tax consequences for taking a policy
loan. See "TAX EFFECTS" on page    353530    .
Withdrawing Money
You may make a partial withdrawal from your
   ContractPolicy     Fund. The current minimum
withdrawal amount is $200.  The maximum partial
withdrawal you can make is 50% of the Net Cash
Surrender Value.  The Net Cash Surrender Value is the
Cash Surrender Value (your    ContractPolicy
    Fund minus any Surrender Charge) minus any
outstanding loan and loan interest due.  Withdrawals are
subject to other requirements. If you make more than one withdrawal in a contract year, then we deduct a service
charge (no more than $25). See "   Withdrawing Money
From Your Policy FundWithdrawing Money
From Your Policy FundWithdrawing Money From Your
Policy FundWithdrawing Money From Your Contract
Fund" on page 252521    . Withdrawals and surrenders
may have negative tax effects. See "TAX EFFECTS" on
page    353530    .
Surrendering Your    ContractPolicy
You can surrender your contract for cash and then we will
pay you the Net Cash Surrender Value.  A Surrender
Charge may be deducted, and taxes and a tax penalty may
apply. See "   Surrendering Your Surrendering Your
Surrendering Your Surrendering Your Contract" on page
26262122.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a 2.50% sales charge from each premium
payment.  This charge partially reimburses us for the
selling and distributing costs of this contract.  We also
charge a 2.25% premium tax on each premium payment.
We may decrease or increase this charge depending on our
expenses, and we may vary this charge by state.      (not
in contract).     If you elect to pay premiums by Civil
Service Allotment, we also deduct a $.46 charge from each
premium payment. See "Deductions From Your
Premiums" on page    272722    .
Deductions From Your    ContractPolicy     Fund
Certain amounts are deducted from your
ContractPolicy     Fund each month.
These are:
	an expense charge of $6.00 (currently, we plan to make this deduction for only the first 15 contract years),
	a cost of insurance charge.  The amount of this charge
is based on the insured person's attained age, sex, risk
class, and the amount of insurance under your contract;
and
	charges for additional benefits.
In addition, we deduct fees when you make:
	a partial withdrawal of Net Cash Surrender Value more than once in a contract year or
	more than twelve transfers a year between Investment Divisions. (We currently waive this charge).
See "   Deductions From Your Policy
FundDeductions From Your Policy FundDeductions
From Your Policy FundDeductions From Your Contract
Fund" on page 282823    .
We also deduct a daily charge at an annual rate of 0.90%
of the assets in every Investment Division.  We currently
intend to reduce this charge to 0.50% after the 10th
contract year. (This reduction is not guaranteed.)  This
charge is for certain mortality and expense risks.
Surrender Charges
We deduct a Surrender Charge only if you surrender your
contract for its Net Cash Surrender Value or let your
contract lapse during the first 12 contract years.  If you
keep this contract in force for 12 years, then you will not
incur a Surrender Charge.
The Surrender Charge has two parts: a deferred sales
charge and a deferred issue charge.  The deferred sales
charge partially reimburses us for our costs in selling and distributing this contract. The deferred issue charge reimburses us for underwriting and our other costs in
issuing the contract.
The maximum deferred sales charge is:
	27.5% of any premium payment in the first 2 contract years up to one guideline annual premium (this varies for each contract); and
	6.5% of all other premium payments.
After seven years, this charge begins to decline.  There is
no Surrender Charge after 12 years. The amount of the
deferred sales charge depends on:
1)	the amount of your premium payments,
2)	when you pay your premiums and
3)	when you surrender your contract or allow it to lapse.
The deferred issue charge is on a fixed schedule per
thousand dollars of face amount.  It starts at $3.00 per
$1,000 of face amount for the first 7 contract years and decreases to $0.00 after the 12th contract year. This summary of the deferred sales charge and the deferred
issue charge assumes no changes in face amount. See
"Surrender Charges" on page    30302425    .
Portfolio Expenses
Each Investment Division invests exclusively in a
corresponding mutual fund portfolio.  Each portfolio pays
an investment advisory fee, and may also incur other
operating expenses. The total expenses for each portfolio
(as a percentage of assets) for the year ending December
31,     1999 2000     are shown in the table below.

PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers after expenses reimbursement but before any
reductions for custodian and transfer agent expense
offset    s.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)
   VIP Money Market (8)
  Portfolio	0.27%	0.08%	0.35%
VIP High Income
  Portfolio	0.58%	0.10%	0.68%
VIP Equity-Income (3)
  Portfolio 	0.48%	0.08%	0.56%
VIP Growth (3)
  Portfolio	0.57%	0.08%	0.65%
VIP Overseas (3)
  Portfolio	0.72%	0.17%	0.89%
VIP MidCap(3)
  Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager
  Portfolio 	0.53%	0.08%	0.61%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund (3)
   Portfolio	0.57%	0.09%	0.66%
VIP II Asset Manager: Growth (3)
   Portfolio	0.58%	0.11%	0.69%
VIP II Index 500 (4)
   Portfolio	0.24%	0.04%	0.28%
VIP III Growth & Income (3)
   Portfolio	0.48%	0.10%	0.58%
VIP III Balanced (3)
  Portfolio 	0.43%	0.15%	0.58%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.10%	0.68%
American Century VP Capital Appreciation
  Portfolio	0.98% 	0.00%	0.98%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.23%	0.00%	1.23%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Research(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Investors Trust(5)
  Series	0.75%	0.12%	0.87%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.16%	1.06%
Lord Abbett VC Growth & Income(7)
  Portfolio	0.50%	0.53%	1.03%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.00%	0.35%	0.35%
Lord Abbett VC International(7)
  Portfolio	0.00%	0.35%	0.35%
Alger American Small Capitalization
  Portfolio	0.85%	0.05%	0.90%
Alger American Mid Cap Growth
  Portfolio	0.80%	0.04%	0.84%
Alger American Growth
  Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap
  Portfolio	0.85%	0.05%	0.90%

(1) The fund data was provided by the Funds or their managers.  Midland has
not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for 2000 except as
noted for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio. The expenses shown for Fidelity's VIP, VIP II and VIP
III Portfolios are those applicable to the Initial Class.
(3) Actual annual class operating expenses were lower because a portion of
the brokerage commissions that the fund paid was used to reduce the fund's
expenses, and/or because through arrangements with the fund's custodian,
credits realized as a result of uninvested cash balances were used to reduce
a portion of the fund's custodian expenses.   Including these
reductions,
total operating expenses would have been as follows:

VIP Equity-Income Portfolio		0.55%
VIP Growth Portfolio			0.64%
VIP Overseas Portfolio			0.87%
VIP MidCap Portfolio			0.69%

VIP II Contrafund Portfolio		0.63%
VIP II Asset Manager: Growth Portfolio	0.68%
VIP III Growth & Income Portfolio		0.57%
VIP III Balanced Portfolio
	0.56%
VIP III Growth Opportunities Portfolio		0.66%



(4)  Fidelity Management and Research agreed to reimburse a portion of the
VIP II Index 500 expenses during 2000.  Without this reimbursement, the
VIP
II Index 500 would have had total expenses of 0.33%. This arrangement may be
discontinued by the fund's manager at any time.
(5)  Each of the MFS Series has an expense offset arrangement, which reduces
the series' custodian fee based upon the amount of cash maintained by the
series with its custodian and dividend-disbursing agent. Each series may enter
into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.84%
MFS VIT Research Series	0.84%
MFS VIT Investors Trust Series	0.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.
(6)  MFS has agreed to bear expenses for this portfolio, such that the portfolio's
other expenses shall not exceed 0.15%.  Without this limitation, the other
expenses and total expenses would have been:
0.19% and 1.09% for the MFS VIT New Discovery.
This arrangement may be discontinued by the fund's manager at any time.
(7)	For the year 2000, Lord Abbett & Co. voluntarily waived its
management fees from the VC Mid-Cap Value and VC International portfolios and reimbursed a portion of each portfolio's expenses. Without these waivers and reimbursements, the total expenses would have been 1.56% for the VC Mid-Cap Value and 2.37% for the VC International Portfolios. For the year 2001, Lord, Abbett & Co has agreed formally to continue to reimburse a portion of each of those Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at 0.35 of its average net assets. This agreement may be discontinued by Lord Abbett & Co. at any time.
(8)	The annual class operating expenses provided are based on
historical
expenses, adjusted to reflect the current management fee structure.
VIP Money Market
  Portfolio	0.18%	0.09%	0.27%
VIP High Income
  Portfolio	0.58%	0.11%	0.69%
VIP Equity-Income(3)
  Portfolio 	0.48%	0.09%	0.57%
VIP Growth(3)
  Portfolio	0.58%	0.08%	0.66%
VIP Overseas(3)
  Portfolio	0.73%	0.18%	0.91%
VIP Mid Cap
  Portfolio	%	%	%
VIP II Asset Manager(3)
  Portfolio 	0.53%	0.10%	0.63%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund(3)
   Portfolio	0.58%	0.09%	0.67%
VIP II Asset Manager: Growth(3)
   Portfolio	0.58%	0.13%	0.71%
VIP II Index 500(4)
   Portfolio	0.24%	0.04%	0.28%
VIP III Growth & Income(3)
   Portfolio	0.48%	0.12%	0.60%
VIP III Balanced(3)
  Portfolio 	0.43%	0.14%	0.57%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.11%	0.69%
American Century VP Capital Appreciation
  Portfolio	1.00% 	0.00%	1.00%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.34%	0.00%	1.34%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.09%	0.84%
MFS VIT Research(5)
  Series	0.75%	0.11%	0.86%
MFS VIT Growth with Income(5) Investors Trust

  Series	0.75%%	0.13%	0.88%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.17%	1.07%
Lord Abbett VC Growth & Income
  Portfolio	0.50%	0.37%	0.87%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.75%	0.35%	1.10%	%
	%
Lord Abbett VC International(7)
  Portfolio	1.00%	0.35%	1.35%	%
	%
Alger American Small Capitalization
  Portfolio
Alger American Mid Cap Growth
  Portfolio
Alger American Growth
  Portfolio
Alger American Leveraged AllCap
  Portfolio

(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for 1999. The expenses shown for Fidelity's VIP, VIP II, and VIP III Portfolios are those applicable to the Initial Class.
(3) A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as follows:
	VIP Equity-Income Portfolio	0.56%
	VIP Growth Portfolio	0.65%
	VIP Overseas Portfolio	0.87%
	VIP II Asset Manager Portfolio	0.62%
	VIP II Contrafund Portfolio	0.65%
	VIP II Asset Manager: Growth Portfolio	0.70%
	VIP III Balanced Portfolio	0.55%
	VIP III Growth Opportunities Portfolio	0.68%
	VIP III Growth & Income Portfolio	0.59%
 (4) Fidelity Management and Research agreed to reimburse a portion of the VIP II Index 500 expenses during 1999. Without this reimbursement, the other expenses and total expenses would have been:
		Other	Total
	Expenses	Expenses
	VIP II Index 500	0.10%	0.34%
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.83%
MFS VIT Research Series	0.85%
MFS VIT Growth With Income Series	0.87%
MFS VIT New Discovery Series	1.05%
(6) MFS has agreed to bear expenses for this portfolio such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
	Other	Total
	Expenses	Expenses
MFS VIT New Discovery	1.59%	2.49%
(7) Lord Abbett & Co has agreed to reimburse a portion of the expenses for the VC Mid-Cap Value and VC International portfolios. Without this reimbursement, the total expenses would have been 3.72% for the VC Mid-Cap Value and 5.22% for the VC International Portfolios.

ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine This    ContractPolicy
You have a right to examine and cancel the contract. Your cancellation request must be postmarked by the latest of the following 3 dates:
	10 days after you receive your contract,
	10 days after we mail you a notice of this right, or (not in contract based on copy we have here)
	45 days after you sign the contract application.
If you cancel your contract during this period, then we will
return your    ContractPolicy     Fund plus all of the
charges we have deducted from premiums or from the
Investment Divisions or the    ContractPolicy
Fund.  Expenses of the portfolios are not returned.
See "   Your Right To Examine The Your Right To
Examine The Your Right To Examine The Your Right To
Examine The Contract" on page 31312627.
Your    ContractPolicy     Can Lapse
Your contract remains in force if the Net Cash Surrender Value can pay the monthly charges. In addition, during the Minimum Premium Period, your contract will remain
in force as long as you meet the applicable minimum
premium requirements.  However, the contract can lapse
after the Minimum Premium Period no matter how much
you pay in premiums, if the Net Cash Surrender Value is insufficient to pay the monthly charges (subject to the
grace period). See "   Your Policy Can
LapseYour Policy Can LapseYour Policy Can LapseYour
Contract Can Lapse" on page 32322627.
Tax Effects of Variable Executive Universal Life
We believe that a contract issued on the basis of a standard rate class should qualify as a life insurance contract for federal income tax purposes. It is unclear whether a contract issued on a substandard basis would qualify as a life insurance contract, particularly if you pay the full amount of premiums permitted under the contract. If a contract does not satisfy Section 7702 of the Internal Revenue Code (defining life insurance for tax purposes), we will take appropriate and reasonable steps to try to get the contract to comply with Section 7702.
If a contract qualifies as a life insurance contract for federal income tax purposes, then the death benefit payment is not subject to federal income tax. In addition, under current federal tax law, you do not have to pay
income tax on any increases in your    ContractPolicy
    Fund as long as they remain in your contract.
A contract may be treated as a "   Modified Endowment
contractMEC    " depending upon the amount of
premiums paid in relation to the death benefit. If the
contract is a    Modified Endowment contractMEC    ,
then all pre-death distributions, including withdrawals and contract loans, will be treated first as distributions of taxable income and then as a return of your investment in the contract. In addition, prior to age 59 1/2, such distributions generally will be subject to a 10% penalty tax.
If the contract is not a    Modified Endowment
contractMEC    , distributions generally will be treated
first as a return of your investment in the contract and then as a distribution of taxable income. Moreover, loans will not be treated as distributions. Finally, distributions and
loans from a contract that is not a    Modified
Endowment contractMEC     are not subject to the 10%
penalty tax. See "TAX EFFECTS" on page
   353530    .
   Illustrations
This prospectus includes sample projections of
hypothetical death benefits and Cash Surrender Values, beginning on page 4641. These are only hypothetical figures and are not indications of either past or anticipated future investment performance. These hypothetical value projections may be helpful in understanding the long-term effects of different levels of investment performance, charges and deductions. They may help in comparing this contract to other life insurance contracts. They indicate that if the contract is surrendered in the early contract years, the Net Cash Surrender Value may be low compared to never purchasing the contract and investing
the money used as premiums at 5% per year.  This
demonstrates that this contract should not be purchased as
a short-term investment.
Inquiries and Correspondence
You can write to us at our Executive Office to pay
premiums, send correspondence or take any other action,
such as transfers between investment division, or changes
in Specified Amount, regarding your policy.  Our
Executive Office is located at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls  SD  57193
You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures we follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone transactions. We will employ reasonable procedures to confirm instructions communicated by telephone or facsimile are genuine. The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the ContractPolicy Owner by name, social security number, date of birth of the Owner or the Insured Person, or other identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that we believe are genuine. There are risks associated with requests made by facsimile or telephone when the original request is not sent to our Executive Office. You bear those risks.
State Variations
Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact our Executive Office for additional information that may be applicable to your state.

Illustrations
This prospectus includes sample projections of
hypothetical death benefits and Cash Surrender Values, beginning on page 41. These are only hypothetical figures and are not indications of either past or anticipated future investment performance. These hypothetical value projections may be helpful in understanding the long-term effects of different levels of investment performance, charges and deductions. They may help in comparing this contract to other life insurance contracts. They indicate that if the contract is surrendered in the early contract years, the Net Cash Surrender Value may be low compared to never purchasing the contract and investing
the money used as premiums at 5% per year. This demonstrates that this contract should not be purchased as a short-term investment.
How To Contact Us
You can write to us at our Executive Office to pay
premiums, send correspondence or take any other action,
such as transfers between investment division, or changes
in Specified Amount, regarding your policy.  Our
Executive Office is located at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls  SD  57193
Inquiries
You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures we follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm instructions communicated by telephone or facsimile are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers identify themselves and the ContractPolicy Owner by name, social security number, date of birth of the Owner or the Insured, or other identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests. However, if we do not reasonable steps to help ensure that a facsimile or telephone request is valid, we may liable for such losses. There are risks associated with requests made by facsimile or telephone when the original request is not sent to our Executive Office.

Death Benefit-Midland Access Account
Unless otherwise requested, prohibited by law, or otherwise ineligible, when a death benefit is paid in a lump sum, an interest bearing account, "Midland Access
Account" is established for the Beneficiary in which monies may be withdrawn. The monies in the Midland
Access Account are part of Midland National Life's
General Account. The monies are not FDIC insured and are subject to the claims of our creditors. Midland
National Life receives a benefit from monies invested in the General Account.

PART 2: DETAILED INFORMATION
ABOUT VARIABLE
EXECUTIVE UNIVERSAL LIFE
INSURANCE FEATURES
This prospectus describes our Variable Executive
Universal Life contract. There may be contractual
variances because of requirements of the state where your
contract is    issueddelivered    .
How the    ContractPolicys     Differ From Whole
Life Insurance
Variable Executive Universal Life (VEUL) provides insurance coverage with flexibility in death benefits and premium payments. It enables you to respond to changes in your life and to take advantage of favorable financial conditions. VEUL differs from traditional whole life insurance because you may choose the amount and frequency of premium payments, within limits.
In addition, VEUL has two types death benefit options.
You may switch back and forth between these options.
Variable Executive Universal Life also allows you to change the face amount without purchasing a new insurance policy. However, evidence of insurability may be required.
   VEUL is "variable" life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions that you select. You bear the risk of poor investment performance, but you get the benefit of good performance.

Application for Insurance
To apply for a contract you must submit a completed application. We decide whether to issue a contract based on the information in the application and our standards for issuing insurance and classifying risks. If we decide not to issue a contract, then we will return the premiums paid plus interest credited.  The maximum issue age is 80.
Death Benefit
We pay the death benefit to the Beneficiary when the
insured person dies (outstanding indebtedness will be
deducted from the proceeds).  As the owner, you may
choose between two death benefit options:
	Option 1 provides a benefit that equals the face amount of the contract. This "level" death benefit is for owners who prefer insurance coverage that does not
vary in amount and has lower insurance charges.
Except as described below, the option 1 death benefit is
level or fixed at the face amount.
	Option 2 provides a benefit that equals the face amount
of the contract plus the    ContractPolicy     Fund
on the day the insured person dies.  This "variable"
death benefit is for owners who prefer to have
investment performance reflected in the amount of their insurance coverage. Under Option 2, the value of the death benefit fluctuates with your
   ContractPolicy     Fund.
Under both options, Federal tax law may require a greater benefit. This benefit is a percentage multiple of your
   ContractPolicy     Fund.  The percentage declines as
the insured person gets older (this is referred to as the "corridor" percentage). This minimum death benefit will
be your    ContractPolicy     Fund on the day the
insured person dies multiplied by the percentage for his or
her age. For this purpose, age is the attained age (last birthday) at the beginning of the contract year of the insured person's death.
The percentages are shown below:
Table of Death Benefits
Based on    ContractPolicy     Fund
		The Death		The Death
		Benefit Will		Benefit Will
		Be At Least		Be At Least
	If The	Equal To	If The	Equal To
	Insured	This Percent	Insured	This Percent
	Person's	of The	Person's	of The
	Age Is	   ContractPolicy Fund	Age Is	ContractPolicy
    Fund
	0-40	250%	60	130%
	41	243%	61	128%
	42	236%	62	126%
	43	229%	63	124%
	44	222%	64	122%

	45	215%	65	120%
	46	209%	66	119%
	47	203%	67	118%
	48	197%	68	117%
	49	191%	69	116%

	50	185%	70	115%
	51	178%	71	113%
	52	171%	72	111%
	53	164%	73	109%
	54	157%	74	107%

	55	150%	75-90	105%
	56	146%	91	104%
	57	142%	92	103%
	58	138%	93	102%
	59	134%	94	101%
			95-99	100%
These percentages are based on federal income tax law
which require a minimum death benefit, in relation to
   ContractPolicy     Fund, for your contract to qualify
as life insurance.
For example, assume the insured person is 55 years old
and the face amount is $   1050    ,000.  The
"corridor percentage" at that age is 150%.  Under Option
1, the death benefit will generally be $   1050,     000.
However, when the    ContractPolicy     Fund is
greater than $   66,666.67100,000,      the corridor
percentage applies and the death benefit will be greater
than $   20100,000 (since 150% of $66,666.67
equals100,000 equals $1200,000    ).  In this case, at age
55, we multiply the    ContractPolicy     Fund by a
factor of 150%.  So if the    ContractPolicy Fund
were $11070,     000, then the death benefit would
be $   1605    ,000.
Under Option 2, the death benefit is the face amount plus
the    ContractPolicy     Fund.  In this example, if a 55
year-old had a face amount of $1   500,000     and a
   ContractPolicy     Fund of $   2300    ,000,
then the death benefit would be $   34    00,000.  This
figure results from either: (a) adding the face amount to
the    ContractPolicy     Fund or (b) multiplying the
   ContractPolicy     Fund by the corridor percentage.
For all    ContractPolicy     Funds higher than this
level, the corridor percentage would apply.  Therefore, for
every $1.00 added to the    ContractPolicy     Fund
above $   23    00,000, the death benefit would
increase by $1.50 (at that age).
Under either option, the length of time your contract
remains in force depends on the Net Cash Surrender Value
of your contract and whether you meet the Minimum
Premium Period requirements.  Your coverage lasts as
long as your Net Cash Surrender Value can cover the
monthly deductions from your    ContractPolicy
Fund.  In addition, during the Minimum Premium Period,
your contract remains in force if the sum of your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly minimum premiums for all of the contract months since the contract was issued.
The investment performances of the Investment Divisions
and the interest earned in the General Account affect your
   ContractPolicy     Fund.  Therefore, the returns
from these investment options can affect the length of time your contract remains in force.
The minimum initial face amount is $150,000.
   Notice and Proof of Death
We require satisfactory proof of the insured person's death before we pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Payment of Death Benefits
In most cases, when a death benefit is paid in a lump sum we will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit proceeds. We will send the beneficiary a checkbook and the beneficiary will have access to the account simply be writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Maturity Benefit
If the insured person is still living on the maturity date, we
will pay You the    ContractPolicy     Fund minus any
outstanding loans.  The contract will then end.  The
maturity date is the contract anniversary after the insured person's 100th birthday. In certain circumstances, you may extend the maturity date (doing so may have tax consequences). See "Maturity Date" on page
32322728    .
Changes In Variable Executive Universal Life
Variable Executive Universal Life gives you the flexibility
to choose from a variety of strategies that enable you to increase or decrease your insurance protection.
A reduction in face amount lessens the emphasis on a
contract's insurance coverage by reducing both the death
benefit and the amount of pure insurance provided.  The
amount of pure insurance is the difference between the
   ContractPolicy     Fund and the death benefit.  This
is the amount of risk we take.  A reduced amount at risk
results in lower cost of insurance deductions from your
   ContractPolicy     Fund.
A partial withdrawal reduces the    ContractPolicy
Fund and may reduce the death benefit, while providing
you with a cash payment, but generally does not reduce
the amount at risk. Choosing not to make premium
payments may have the effect of reducing the
   ContractPolicy     Fund.  Under death benefit option
1, reducing the    ContractPolicy     Fund increases
the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged;
under death benefit option 2, reducing the
   ContractPolicy     Fund decreases the death benefit
while leaving the amount at risk unchanged.
Increases in the face amount have the exact opposite effect
of decreases.
Changing The Face Amount of Insurance
You may change the face amount of your contract by
sending a written request to our Executive Office.  You
can only change the face amount twice each contract year.
All changes are subject to our approval and to the
following conditions.
For increases:
	Increases in the face amount must be at least $25,000.
	To increase the face amount, you must provide satisfactory evidence of insurability. If the insured person has become a more expensive risk, then we
charge higher cost of insurance charges for the
additional amounts of insurance (we may change this
procedure in the future).
	Monthly cost of insurance deductions from your
   ContractPolicy     Fund will increase.  There will
also be a Surrender Charge increase and a minimum
premium increase.  These begin on the date the face
amount increase takes effect.
	The right to examine this contract does not apply to face amount increases. (It only applies when you first buy the contract.)
For decreases:
	You cannot reduce the face amount below the minimum
we require to issue this contract at the time of the
reduction.
	Monthly cost of insurance deductions from your
   ContractPolicy     Fund will decrease.
	The federal tax law may limit a decrease in the face
amount.     If that limit applies, then your new Death
Benefit will be your ContractPolicy Fund multiplied by
the corridor percentage the federal tax law specifies for
the Insured's age at the time of the change.
	If you request a face amount decrease after you have already increased the face amount at substandard (i.e., higher) cost of insurance charges, and the original face
amount was at standard cost of insurance charges, then
we will first decrease the face amount that is at
substandard higher cost of insurance charges.  We may
change this procedure.
   Changing the face amount may have tax
consequences.  See TAX EFFECTS on page 35
Changing Your Death Benefit Option
You may change your death benefit option by sending a
written request to our Executive Office.  We require
satisfactory evidence of insurability to make this change.
If you change from option 1 to option 2, the face amount
decreases by the amount of your    ContractPolicy
Fund on the date of the change.  This keeps the death
benefit and amount at risk the same as before the change.
We may not allow a change in death benefit option if it
would reduce the face amount below the minimum we
require to issue this contract at the time of the reduction.
If you change from option 2 to option 1, then the face
amount increases by the amount of your
   ContractPolicy     Fund on the date of the change.
These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance charges are based.
Changing the death benefit option may have tax consequences. See TAX EFFECTS on page 35

When ContractPolicy Changes Go Into Effect
Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary following the date we approved your request. After your request is approved, you will receive a written notice showing each change. You should attach this notice to your contract.
We may also ask you to return your contract to us at our Executive Office so that we can make a change. We will notify you if we do not approve a change you request. For example, we might not approve a change that would disqualify your contract as life insurance for income tax
purposes.
   ContractPolicy     changes may have negative tax
consequences. See "TAX EFFECTS" on page
   353530    .
Flexible Premium Payments
You may choose the amount and frequency of premium
payments, within the limits described below.
Even though your premiums are flexible, your contract information page will show a "planned" periodic premium.  You determine the planned premium when you
apply and can change them at any time.  You will specify
the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check.  Premiums may be bi-weekly if
paid by Civil Service Allotment. The planned premiums
may not be enough to keep your contract in force.
The insurance goes into effect when we receive your
initial minimum premium payment (and approve your application). We determine the initial minimum premium based on:
1)	the age, sex, and premium class of the insured person,
2)	the initial face amount of the contract, and
3)	any additional benefits selected.
All premium payments should be payable to "Midland".
After your first premium payment, all additional premiums should be sent directly to our Executive Office.
We will send you premium reminders based on your
planned premium schedule.  You may make the planned
payment, skip the planned payment, or change the
frequency or the amount of the payment. Generally, you
may pay premiums at any time.  Amounts must be at least
$50, unless made by a pre-authorized check.  Amounts
made by a pre-authorized check can be as low as $30.
Payment of the planned premiums does not guarantee that
your contract will stay in force.  Additional premium
payments may be necessary.  The planned premiums
increase when the face amount of insurance increases.
This includes increases resulting from the Automatic
Benefit Increase provision. (See "Automatic Benefit
Increase Provision" on page    181814     for details
on how and when the increases are applied.)
If you send us a premium payment that would cause your contract to cease to qualify as life insurance under Federal tax law, we will notify you and return that portion of the premium that would cause the disqualification.
Premium Provisions During The Minimum Premium
Period. During the Minimum Premium Period, you can
keep your contract in force by meeting a minimum
premium requirement. The Minimum Premium Period
lasts until the 5th contract anniversary.  A monthly
minimum premium is shown on your contract information
page.  (This is not the same as the planned premiums.)
The minimum premium requirement will be satisfied if the
sum of premiums you have paid, less your loans or
withdrawals, is more than the sum of the monthly
minimum premiums required to that date.  The minimum
premium increases when the face amount increases.
During the Minimum Premium Period, your contract will
enter a grace period and lapse if:
	the Net Cash Surrender Value cannot cover the monthly
deductions from your    ContractPolicy     Fund;
and
	the premiums you have paid, less your loans or withdrawals, are less than the total monthly minimum premiums required to that date.
This contract lapse can occur even if you pay all of the
planned premiums.
Premium Provisions After The Minimum Premium Period.
After the Minimum Premium Period, your contract will
enter a grace period and lapse if the Net Cash Surrender
Value cannot cover the monthly deductions from your
   ContractPolicy     Fund.  Paying your planned
premiums may not be sufficient to maintain your contract because of investment performance, charges and deductions, contract changes or other factors. Therefore, additional premiums may be necessary to keep your contract in force.
Allocation of Premiums
Each Net Premium will be allocated to the Investment
Divisions or to our General Account on the day we receive
it (except that any premium received before we issue the contract will not be allocated or invested until we issue the
contract    the "Record Date"     ).  The Net
Premium is the premium minus a sales charge, a premium
tax charge and any expense charges.  Each Net Premium is
put into your    ContractPolicy     Fund according to
your instructions. Your contract application may provide directions to allocate Net Premiums to our General
Account or the Investment Divisions.  You may not
allocate your    ContractPolicy     Fund to more than
10 Investment Divisions at any one point in time. Your allocation instructions will apply to all of your premiums unless you write to our Executive Office with new instructions. Allocation percentages may be any whole
number from    10 to 100 (per contract)     .  The sum
of the allocation percentages must equal 100.  Of course,
you may choose not to allocate a premium to any
particular Investment Division. See "THE GENERAL
ACCOUNT" on page    26262122.  Any premium
received before the Record Date will be held and earn
interest in the General Account until the day after the
Record Date. When this period ends your instructions will dictate how we allocate it.
Additional Benefits
You may include additional benefits in your contract.
Certain benefits result in an additional monthly deduction
from your    ContractPolicy     Fund.  You may
cancel these benefits at any time.     However, canceling
these benefits may have adverse tax consequences and you
should consult a tax advisor before doing so.      The
following briefly summarizes the additional benefits that
are currently available:
(1)  Disability Waiver Benefit:  With this benefit, we
waive monthly charges from the    ContractPolicy
Fund if the insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the contract anniversary following the insured person's 60th birthday, then we will waive monthly deductions for as long as the
disability continues.
(2)  Monthly Disability Benefit:  With this benefit, we
pay a set amount into your    ContractPolicy     Fund
each month (the amount is on your contract information
page).  The benefit is payable when the insured person
becomes totally disabled on or after their 15th birthday
and the disability continues for at least 6 months. The disability must start before the contract anniversary following the insured person's 60th birthday. The benefit will continue until the insured person reaches age 65. If
the amount of benefit paid into the
   ContractPolicy     Fund is more than the amount
allowed under the income tax code, the monthly benefit
will be paid to the insured person.
(3) Accidental Death Benefit: We will pay an additional benefit if the insured person dies from a physical injury that results from an accident, provided the insured person dies before the contract anniversary that is within a half year of his or her 70th birthday.
(4)  Children's Insurance Rider:  This benefit provides
term life insurance on the lives of the insured person's children. This includes natural children, stepchildren and legally adopted children, between the ages of 15 days and
21 years.  They are covered until the insured person
reaches age 65 or the child reaches age 25.
(5) Family Insurance Rider:  This benefit provides term
life insurance on the insured person's children as does the Children's Insurance. It also provides decreasing term life insurance on the insured's spouse.
(6)  Additional Insured Rider:  You may provide term
insurance for another person, such as the insured person's spouse, under your contract. A separate charge will be deducted for each additional insured.
(7)  Guaranteed Insurability Rider:  This benefit
provides for additional amounts of insurance without
further evidence of insurability.
(8)  Living Needs Rider:  This benefit provides an
accelerated death benefit as payment of an "Advanced
Sum," in the event the insured person is expected to die
within 12 months.
You can choose the amount of the death benefit amount to accelerate at the time of the claim. The maximum advanced sum is 50% of the eligible death benefit (which
is the death benefit of the contract plus the sum of any additional death benefits on the life of the insured person provided by any eligible riders). Currently, there is a maximum of $250,000 and a minimum of $5,000.
There is no charge for this benefit prior to the time of a payment. The amount of the advanced sum is reduced by expected future interest and may be reduced by a charge
for administrative expenses.
On the day we pay the accelerated benefit, we will reduce
the following in proportion to the reduction in the eligible death benefit:
a.	the death benefit of the contract and of each eligible
rider
b.	the face amount
c.	any    ContractPolicy     Funds
d.	any outstanding loan
When we reduce the    ContractPolicy     Fund, we
allocate the reduction based on the proportion that your unloaned amounts in the General Account and your amounts in the Investment Divisions bear to the total
unloaned portion of your    ContractPolicy     Fund.
Pursuant to the Health Insurance Portability and Accountability Act of 1996, we believe that for federal income tax purposes an advanced sum payment made
under the living needs rider should be fully excludable
from the gross income of the Beneficiary, as long as the
Beneficiary     (the taxpayer)     is the insured
person under the contract. However, you should
consult a qualified tax advisor about the consequences
of adding this rider to a contract or requesting an
advanced sum payment under this rider.
Automatic Benefit Increase Provision
The Automatic Benefit Increase (ABI) provision is a
contract rider that allows for face amount increases to keep pace with inflation. All standard issues of regularly underwritten policies issued after May 1, 1998, include the ABI provision, except where the issue age of the primary insured is older than 55. In addition, the ABI provision is not included where the billing mode is military
government allotment,    cCivil sService
aA    llotment or list bill.
The ABI can automatically increase your face amount
every two years, based on increases in the Consumer Price Index. The increases will occur on the 2nd contract anniversary and every two years thereafter, unless you reject an increase. The increases continue until the rider terminates. We send you a notice about the increase amounts at least 30 days before the increase date.  You
have the right to reject any increase in face amount by sending us a notice before it takes effect. If you reject an increase, then the ABI provision terminates. (See your
ABI rider for exact details.)
We calculate each face amount increase under the ABI
provision as follows:
(a)	The eligible face amount, multiplied by
(b)	The Consumer Price Index 5 months before the
increase date, divided by
(c)	The Consumer Price Index 29 months before the
increase date, minus
(d)	The eligible face amount from part (a).
The eligible face amount is the sum of the portions of the face amount of insurance that are in the non-smoker, ordinary or preferred premium class.
The maximum increase is the lesser of $50,000 or 20% of
the eligible face amount. The ABI provision automatically terminates once the total of the increases is more than twice the initial face amount.  The Consumer Price Index
is the U.S. Consumer Price Index for all urban consumers
as published by the U.S. Department of Labor. (See your contract for more details on this index.)
The ABI provision does not require separate monthly
charges, but it does affect the amount of your monthly cost
of insurance charge by increasing your face amount. (See
"   Deductions From Your Policy
FundDeductions From Your Policy FundDeductions
From Your Policy FundDeductions From Your Contract
Fund" on page 282823.     )
ABI increases also increase the planned and minimum
premiums. (See Your ABI Rider and Your Base
   ContractPolicy     Policy Form for exact details.)
The Automatic Benefit Increase Provision may have tax consequences. Consult your tax advisor for questions. SEPARATE ACCOUNT INVESTMENT CHOICES
Our Separate Account And Its Investment Divisions
The "Separate Account" is our Separate Account A,
established under the insurance laws of the State of Iowa.
It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment
Company Act of 1940 but this registration does not
involve any SEC supervision of its management or
investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. The Separate Account has a number of Investment Divisions, each of which invests in the shares of a corresponding portfolio of the Funds. You may
allocate part or all of your Net Premiums to ten of the
   twenty-fivethirty     Investment Divisions of our
Separate Account.
The Funds
Each of the    2530     portfolios available under the
contract is a "series" of one of the following investment
companies:
1.	Fidelity's Variable Insurance Products Fund
   Initial Class,
2.	Fidelity's Variable Insurance Products Fund II,
   Initial Class
3.	Fidelity's Variable Insurance Products Fund III,
   Initial Class
4.	American Century Variable Portfolios, Inc.,
5.	MFS Variable Insurance Trusts,     and
6.	Lord Abbett Series Fund, Inc., and
7.	Alger American Funds
The Funds' shares are bought and sold by our Separate
Account at net asset value. More detailed information
about the Funds and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this
prospectus.
Midland may from time to time receive revenue from the
Funds and/or from their managers.  The amounts of the
revenue, if any, may    be substantial, may     vary
between funds and portfolios and may be based on the amount of Midland's investments in the Funds.
Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each Investment Division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:
Portfolio
Objective
VIP Money Market
Portfolio
Seeks as high a level of
current income as is
consistent with preservation
of capital and liquidity by
investing in U.S. dollar-
denominated money market
securities.
VIP High
Income Portfolio
Seeks a high level of current
income by investing
primarily in income-
producing debt securities
while also considering
growth of capital.
   ContractPolicy
owners should understand
that the fund's unit price
may be volatile due to the
nature of the high yield bond
marketplace.

VIP Equity-Income
Portfolio

Seeks reasonable income by
investing primarily in
income-producing equity
securities. In choosing these
securities, the investment
manager will consider the
potential for capital
appreciation. The Portfolio's
goal is to achieve a yield
which exceeds the
composite yield on the
securities comprising the
Standard & Poor's
Composite Index of 500
Stocks.
VIP Growth Portfolio
Seeks capital appreciation
by investing in common
stocks. The adviser invests
the fund's assets in
companies the adviser
believes have above-average
growth potential.
VIP Overseas Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.

   VIP Mid Cap
Portfolio
Seeks long term growth of
capital.
VIP II Asset Manager
Portfolio
Seeks high total return with
reduced risk over the long
term by allocating its assets
among domestic and foreign
stocks, bonds and short-term
instruments.
VIP II Investment
Grade Bond Portfolio
Seeks as high a level of
current income as is
consistent with the
preservation of capital by
investing in U.S. dollar-
denominated investment-
grade bonds.
VIP II
Contrafund
    Portfolio
Seeks to achieve capital
appreciation over the long
term by investing in
common stocks and
securities of companies
whose value the manager
believes is not fully
recognized by the public.
VIP II
Asset Manager: Growth
Portfolio
Seeks to maximize total
return by allocating its assets
among stocks, bonds, short-
term instruments, and other
investments.
VIP II Index 500
Portfolio
Seeks to provide investment
results that correspond to the
total return of common
stocks publicly traded in the
United States by duplicating
the composition and total
return of the Standard &
Poor's Composite Index of
500 Stocks.
VIP III Growth &
Income Portfolio
Seeks high total return,
combining current income
and capital appreciation.
Invests mainly in stocks that
pay current dividends and
show potential for capital
appreciation.
VIP III Balanced
Portfolio
Seeks both income and
growth of capital. When the
investment manager's
outlook is neutral, it will
invest approximately 60% of
the fund's assets in equity
securities and will always
invest at least 25% of the
fund's assets in fixed-
income senior securities.
VIP III Growth
Opportunities Portfolio
Seeks capital growth by
investing primarily in
common stocks. Although
the fund invests primarily in
common stocks, it has the
ability to purchase other
securities, including bonds,
which may be lower-quality
debt securities.
American Century
VP Capital
Appreciation Portfolio
Seeks capital growth by
investing primarily in
common stocks that
management considers to
have better-than-average
prospects for appreciation.
American Century
VP Value Portfolio
Seeks long-term capital
growth with income as a
secondary objective. Invests
primarily in equity securities
of well-established
companies that management
believes to be under-valued.
American Century
VP Balanced Portfolio
Seeks capital growth and
current income. Invests
approximately 60 percent of
its assets in common stocks
that management considers
to have better than average
potential for appreciation
and the rest in fixed income
securities.
American Century
VP International
Portfolio
Seeks capital growth by
investing primarily in
securities of foreign
companies that management
believes to have potential for
appreciation.
American Century
VP Income & Growth
Portfolio
Seeks dividend growth,
current income and capital
appreciation.  The Portfolio
will seek to achieve its
investment objective by
investing in common stocks.
MFS VIT
Emerging Growth
Series
Seeks to provide long-term
growth of capital.
   Dividend and interest
income from portfolio
securities, if any, is
incidental to the Series'
investment objective of
long-term growth capital.

MFS VIT Research
Series
Seeks to provide long-term
growth of capital and future
income.
MFS VIT    Growth
with IncomeInvestors
Trust     Series
Seeks to provide reasonable
current income and long-
term growth of capital and
income.
MFS VIT New
Discovery Series
Seeks capital appreciation.
Lord Abbett VC
Growth and Income
Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in
market value.
Lord Abbett VC
    Mid-Cap Value
Portfolio
Seeks capital appreciation
through investments,
primarily in equity securities
which are believed to be
undervalued in the
marketplace.
   Lord Abbett VC
International Portfolio
Seeks long-term capital
appreciation Invests
primarily in equity securities
of non-U.S. issuers.
Alger American Small
Capitalization Portfolio
Seeks long-term capital
appreciation by focusing on
small, fast growing
companies that offer
innovative products,
services or technologies to a
rapidly expanding
marketplace.
Alger American
MidCap Growth
Portfolio
Seeks long-term capital
appreciation by focusing on
midsize companies with
promising growth potential.
Alger American
Growth Portfolio
Seeks long-term capital
appreciation by focusing on
growing companies that
generally have broad
product lines, markets,
financial resources and
depth of management.
Alger American
Leveraged AllCap
Portfolio
Seeks long-term capital
appreciation by investing,
under normal circumstances,
in the equity securities of
companies of any size which
demonstrate promising
growth potential.

Fidelity Management & Research Company manages the
VIP, VIP II and VIP III portfolios.  American Century
Investment Management, Inc. manages the American
Century VP Portfolios. MFS Services Company manages
the MFS Variable Insurance Trusts.  Lord Abbett & Co.
manages the Lord Abbett Series Fund, Inc   .  Fred
Alger ManagemetnManagement, Inc. manages the Alger
American Portfolios.
The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or
nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names
and that are or may be managed by the same investment
advisor or manager. Nevertheless, the investment
performance and results of any of the Funds' portfolios
that are available under the contracts may be lower, or
higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the
investment results of any other portfolio or mutual fund,
even if the other portfolio or mutual fund has the same
investment advisor or manager and the same investment
objectives and policies and a very similar or nearly
identical name.
USING YOUR CONTRACT FUND
The    ContractPolicy     Fund
Your    ContractPolicy     Fund is the sum of your
amounts in the various Investment Divisions and in the
General Account (including any amount in our General
Account securing a contract loan).  Your
   ContractPolicy Fund reflects various charges. See
"DEDUCTIONS AND CHARGES" on page
272722    . Monthly deductions are made on the
contract date and on the first day of each contract month. Transaction and Surrender Charges are made on the effective date of the transaction.  Charges against our
Separate Account are reflected daily.
We guarantee amounts allocated to the General Account.
There is no guaranteed minimum    ContractPolicy
Fund for amounts allocated to the Investment Divisions of
our Separate Account. You bear that investment risk. An Investment Division's performance will cause your
   ContractPolicy     Fund to go up or down.
Amounts In Our Separate Account
Amounts allocated or transferred to the Investment
Divisions are used to purchase accumulation units.
Accumulation units of an Investment Division are
purchased when you allocate premiums, repay loans or
transfer amounts to that division.  Accumulation units are
redeemed when you make withdrawals or transfer amounts
from an Investment Division (including transfers for
loans), when we make monthly deductions and charges,
and when we pay the death benefit.  The number of
accumulation units purchased or redeemed in an
Investment Division is calculated by dividing the dollar
amount of the transaction by the division's accumulation
unit value at the end of that day. The value you have in an Investment Division is the accumulation unit value times the number of accumulation units credited to you.  The
number of accumulation units credited to you will not vary
because of changes in accumulation unit values.
How We Determine The Accumulation Unit Value
We determine accumulation unit values for the Investment
Divisions at the end of each Business Day.  Accumulation
unit values fluctuate with the investment performance of
the corresponding portfolios of the Funds.  They reflect
investment income, the portfolio's realized and unrealized
capital gains and losses, the Funds' expenses, and our
deductions and charges.  The accumulation unit value for
each Investment Division is set at $10.00 on the first day
there are contract transactions in our Separate Account
associated with these contracts.  After that, the
accumulation unit value for any Business Day is equal to
the accumulation unit value for the previous Business Day multiplied by the net investment factor for that division on that Business Day.
We determine the net investment factor for each
Investment Division every Business Day as follows:
	We take the value of the shares belonging to the
division in the corresponding Fund portfolio at the close
of business that day (before giving effect to any
contract transactions for that day, such as premium
payments or surrenders). We use the share value
reported to us by the Fund.
	We add any dividends or capital gains distributions paid
by the portfolio on that day.
	We divide this amount by the value of the amounts in
the Investment Division at the close of business on the
preceding Business Day (after giving effect to any
contract transactions on that day).
	We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday and
Sunday). The daily charge is .0024547%, which is an
effective annual rate of 0.90%.  We currently intend to
reduce this charge to 0.50% after the 10th contract year.
(This reduction is not guaranteed.)  (See "Mortality and
Expense Risks" on page 21.)
	We may subtract any daily charge for taxes or amounts
set aside as tax reserves.
   ContractPolicy     Fund Transactions
The transactions described below may have different
effects on your    ContractPolicy     Fund, death
benefit, face amount or cost of insurance
cha   rn    ges.  You should consider the net effects
before making any    ContractPolicy     Fund
transactions.  Certain transactions have fees.  Remember
that upon completion of these transactions, you may not
have your    ContractPolicy     Fund allocated to more
than 10 Investment Divisions.
Transfers Of    ContractPolicy     Fund
You may transfer amounts among the Investment
Divisions and between the General Account and any
Investment Divisions.  To make a transfer of
   ContractPolicy     Fund, write to our Executive
Office.  Currently, you may make an unlimited number of
   free transfers of ContractPolicy     Fund in each
contract year.  But we reserve the right to assess a $25
charge after the 12th transfer in a contract year.  If we
charge you for making a transfer, then we will allocate the
charge as described under "Deductions and Charges
   How Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are AllocatedHow
Policy Fund Charges Are AllocatedHow Contract Fund
Charges Are Allocated" on page 29292425    .
Although a single transfer request may include multiple
transfers, it will be considered a single transfer for fee
purposes.
Transfer requests received before 3:00 p.m. (Central
Standard Time) will take    ea    ffect on the same day
if that day is a Business Day.  Otherwise, the transfer
request will take    ae    ffect on the Business Day
following the day we receive your request. The unit values
are determined on the day the transfer takes
   ae    ffect.  The minimum transfer amount is $200.
The minimum amount does not have to come from or be
transferred to just one Investment Division.  The only
requirement is that the total amount transferred that day
equals the transfer minimum.
The total amount that can be transferred from the General
Account to the Separate Account, in any contract year,
cannot exceed the larger of:
1.25% of the unloaned amount in the General Account at
the beginning of the contract year, or
1.
2.	$25,000 (We reserve the right to decrease this to
$1,000).
These limits do not apply to transfers made in a Dollar
Cost Averaging program that occurs over a time period of
12 or more months.
Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables you to
make monthly transfers of a predetermined dollar amount
from the DCA source account (any Investment Division or
the General Account) into one or more of the Investment
Divisions.  By allocating monthly, as opposed to allocating
the total amount at one time, you may reduce the impact of
market fluctuations.  This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is
$200.
You can elect the DCA program at any time.  You must
complete the proper request form, and there must be a
sufficient amount in the DCA source account.  The
minimum amount required in the DCA source account for
DCA to begin is the sum of $2,400 and the minimum
premium.  You can get a sufficient amount by paying a
premium with the DCA request form, allocating
premiums, or transferring amounts to the DCA source
account.  The DCA election will specify:
a.	The DCA source account from which DCA transfers
will be made,
b.	That any money received with the form is to be placed
into the DCA source account,
c.	The total monthly amount to be transferred to the other
Investment Divisions, and
d.	How that monthly amount is to be allocated among the
Investment Divisions.
The DCA request form must be received with any
premium payments you intend to apply to DCA.
Once DCA is elected, additional premiums can be
deposited into the DCA source account by sending them in
with a DCA request form.  All amounts in the DCA source
account will be available for transfer under the DCA
program.
Any premium payments received while the DCA program
is in effect will be allocated using the allocation
percentages from the DCA request form, unless you
specify otherwise.  You may change the DCA allocation
percentages or DCA transfer amounts twice during a
contract year.
If it is requested when the contract is issued, then DCA
will start at the beginning of the 2nd contract month.  If it is requested after issue, then DCA will start at the
beginning of the 1st contract month which occurs at least
30 days after the request is received.
DCA will last until    the value in the DCA source
account falls below the allowable limit the total monies
allocated for DCA are exhausted     or until we receive
your written termination request.  DCA automatically
terminates on the maturity date.
Midland does not charge any specific fees for you to
participate in a DCA program.  However, transfers made
through a DCA program, which only extends for fewer
than 12 months, will be included in counting the number
of transfers of policy fund.  While We currently allow an
unlimited number of free transfers, we do reserve the right
to charge for each transfer after the 12th one in any
contract year.
We reserve the right to end the DCA program by sending
you one month's notice.
   ContractPolicy     Loans
Whenever your contract has a Net Cash Surrender Value,
you may borrow up to 92% of the Cash Surrender Value
using only your contract as security for the loan.
We    pay credit     you interest on this loaned
amount, currently at an annual rate of 6%.  After the 10th
contract year, you may be able to take preferred loans
provided your contract's    ContractPolicy     Fund is
large enough.  Preferred loans are loans up to the
   ContractPolicy     Fund less the total premiums
paid.  We guarantee that the annual rate of interest
   paid credited     on preferred loans will be equal to
the interest rate charged on such loans.  At the current
time, we are charging 8% on preferred loans and thus
preferred loans are being credited an annual interest rate of
8%.
A loan taken from, or secured by, a contract may have
federal income tax consequences. See "TAX EFFECTS"
on page    353530.
You may request a loan by contacting our Executive
Office. You should tell us how much of the loan you want
taken from your unloaned amount in the General Account
or from the Separate Account Investment Divisions.  If
you do not tell us how to allocate your loan, the loan will
be allocated according to your deduction allocation
percentages as described under "   How
Policy Fund Charges Are AllocatedHow Policy
Fund Charges Are AllocatedHow Policy Fund Charges
Are AllocatedHow Contract Fund Charges Are Allocated"
on page 29292425.      If the loan cannot be allocated
this way, then we will allocate it in proportion to the
unloaned amounts of your    ContractPolicy     Fund
in the General Account and each Investment Division.  We
will redeem units from each Investment Division equal in
value to the amount of the loan allocated to that
Investment Division (and transfer these amounts to the
General Account).
   ContractPolicy     Loan Interest.  Currently interest
on a contract loan accrues daily at an annual interest rate
of 8%.  We guarantee we will never charge a rate above
8% per year.
If you request an additional loan, then the outstanding loan and loan interest will be added to the additional loan
amount and the original loan will be canceled.  Thus, you
will only have one outstanding loan.
Interest is due on each contract anniversary.  If you do not pay the interest when it is due, then it will be added to
your outstanding loan and allocated based on the
deduction allocation percentages for your
   ContractPolicy     Fund.  This means we make an
additional loan to pay the interest and will transfer
amounts from the General Account or the Investment
Divisions to make the loan.   If we cannot allocate the
interest based on these percentages, then we will allocate it as described above for allocating your loan.
Repaying The Loan.  You may repay all or part of a
contract loan while your contract is in force.  While you
have a contract loan, we assume that any money you send
us is meant to repay the loan.  If you wish to have any of
these payments serve as premium payments, instead then
you must tell us in writing.
You may choose how you want us to allocate your
repayments. If you do not give us instructions, we will
allocate your repayments based on your premium
allocation percentages.
The Effects Of A    ContractPolicy Loan On Your
ContractPolicy     Fund.   A loan against your contract
will have a permanent effect on your    ContractPolicy
    Fund and benefits, even if the loan  is repaid.  When
you borrow on your contract, we transfer your loan
amount into our General Account where it earns a declared
rate of interest. You cannot invest that loan amount in any Separate Account Investment Divisions. You may earn
more or less on   the loan amount, depending on the
performance of the Investment Divisions and whether they
are better or worse than the rates declared for the unloaned portion of the General Account.
Your    ContractPolicy     May Lapse.  Your loan may
affect the amount of time that your contract remains in
force.  For example, your contract may lapse because the
loaned amount cannot be used to cover the monthly
deductions that are taken from your
   ContractPolicy     Fund.  If these deductions are
more than the Net Cash Surrender Value of your contract,
then the contract's lapse provisions may apply. Since the
contract permits loans up to 92% of the Cash Surrender
Value, loan repayments or additional premium payments
may be required to keep the contract in force, especially if you borrow the maximum.
Withdrawing Money From Your    ContractPolicy
    Fund
You may request a partial withdrawal of your Net Cash
Surrender Value by writing to our Executive Office.
There is no deferred sales charge or deferred issue charge
on partial withdrawals.  Partial withdrawals are subject to
certain conditions.  They must:
	be at least $200,
	total no more than 50% of the Net Cash Surrender
Value in any contract year,
	allow the death benefit to remain above the minimum
for which we would issue the contract at that time,
	allow the contract to still qualify as life insurance under
applicable tax law.
You may specify how much of the withdrawal you want
taken from each Investment Division.  If you do not tell
us, then we will make the withdrawal as described in
"Deductions and Charges    How Policy
Fund Charges Are AllocatedHow Policy Fund Charges
Are AllocatedHow Policy Fund Charges Are
AllocatedHow Contract Fund Charges Are Allocated" on page 29292425.
Withdrawal Charges. When you make a partial withdrawal more than once in a contract year, a charge of $25 (or 2% of the amount withdrawn, whichever is less), will be deducted from your ContractPolicy Fund. If you do not give us instructions for deducting the charge, then it will be deducted as described under "Deductions and Charges How ContractPolicy Fund Charges Are
Allocated" on page 2425.
Requests received before 3:00 p.m. (Central Standard
Time) will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day we receive your request. Unit values are determined at the close of business on the day that the request takes effect.

In general, we do not permit you to make a withdrawal on monies for which your premium check has not cleared your bank.
Withdrawal Charges. When you make a partial withdrawal more than once in a contract year, a charge of $25 (or 2% of the amount withdrawn, whichever is less), will be deducted from your ContractPolicy Fund. If you do not give us instructions for deducting the charge, then it will be deducted as described under "Deductions and Charges How Policy Fund Charges Are
Allocated" on page 29.

The Effects Of A Partial Withdrawal.  A partial
withdrawal reduces the amount in your    ContractPolicy
    Fund, the Cash Surrender Value and generally the
death benefit on a dollar-for-dollar basis. If the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If you have death benefit option 1, then we will also reduce the face amount of your contract so that there will be no change in the net amount at risk. We will send you a new contract information page to reflect this change. Both the withdrawal and any reductions will be effective as of the date we receive your request at our Executive Office.
A contract loan might be better than a partial withdrawal if you need temporary cash.
   Partial withdrawals may have tax consequences.  See
TAX EFFECTS on page 35.
Surrendering Your ContractPolicy
You may surrender your contract for its Net Cash
Surrender Value while the insured person is living.  You
do this by sending both a written request and the contract to our Executive Office. The Net Cash Surrender Value equals the Cash Surrender Value minus any loan outstanding (including loan interest). During the first 12 contract years, the Cash Surrender Value is the
   ContractPolicy     Fund minus the Surrender
Charge.  After 12 years, the Cash Surrender Value equals
the    ContractPolicy     Fund.  We will compute the
Net Cash Surrender Value as of the date we receive your request and contract at our Executive Office. All of your insurance coverage will end on that date.
Requests received before 3:00 p.m. (Central Standard
Time) will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day we receive your request. Unit values are determined at the close of business on the day that the request takes effect. Surrendering your contract may have tax consequences.
See TAX EFFECTS on page 35.

THE GENERAL ACCOUNT
You may allocate all or some of your    ContractPolicy
    Fund to the General Account.  The General Account
pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the
Securities Act of 1933, and the General Account has
not been registered as an investment company under
the Investment Company Act of 1940.  Accordingly,
neither the General Account nor any interests therein
are generally subject to regulation under the 1933 Act
or the 1940 Act.  We have been advised that the staff of
the SEC has not made a review of the disclosures which
are included in this prospectus for your information
and which relate to the General Account.
You may accumulate amounts in the General Account by:
	allocating Net Premium and loan payments,
	transferring amounts from the Investment Divisions,
	   obtainingsecuring     any contract loans, or
	earning interest on amounts you already have in the
General Account.
This amount is reduced by transfers, withdrawals and
allocated deductions.
We pay interest on all your amounts in the General
Account. The annual interest rates will never be less than 3.5%. We may, at our sole discretion, credit interest in excess of 3.5%. You assume the risk that interest credited may not exceed 3.5%. We may pay different rates on unloaned and loaned amounts in the General Account.
Interest compounds daily at an effective annual rate that equals the annual rate we declared.
You may request a transfer between the General Account
and one or more of the Investment Divisions, within limits.
See "Transfers of    ContractPolicy Fund" on page 23.

The General Account may not be available in all states.
Your state of issue will determine if the General Account
is available on your contract.  Please check your contract
to see if the General Account is available to you.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a sales charge, a premium tax charge, and in
some cases a service charge from each premium.  The rest
of each premium (called the Net Premium) is placed in
your    ContractPolicy     Fund.
Sales Charge. We deduct a 2.5% sales charge from each premium payment. This charge partially reimburses us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a deferred sales charge if you surrender your contract for its Net Cash Surrender Value or let your contract lapse in the first 12 years. See "Surrender Charges" on page
   30302425.     )
Since this charge is a percentage of paid premium, the
amount of the charge will vary with the amount of
premium.
Premium Tax Charge. Some states and other jurisdictions (cities, counties, municipalities) tax premium payments and some levy other charges.  We deduct 2.25% of each
premium for those tax charges. These tax rates currently range from 0.75% to 4%. We expect to pay at least 2.25%
of most premiums in premium tax because of certain retaliatory provisions in the premium tax regulations. If we pay less, then we may reduce the charge for the
premium tax.
This is a tax to Midland so you cannot deduct it on your income tax return. Since the charge is a percentage of your premium, the amount of the charge will vary with the
amount of the premium.
We may increase this charge if our premium tax expenses increase. We reserve the right to vary this charge by state. If we make such a change, then we will notify you.
 Service Charge. If you have chosen the Civil Service Allotment Mode, then we deduct $.46 from each premium payment. The $.46 covers the extra expenses we incur in processing bi-weekly premium payments.
Charges Against The Separate Account
Fees and charges allocated to the Investment Divisions
reduce the amount in your    ContractPolicy     Fund.
Mortality and Expense Risks. We charge for assuming mortality and expense risks. We guarantee that monthly administrative and insurance deductions from your
   ContractPolicy     Fund will never be greater than
the maximum amounts shown in your contract.  The
mortality risk we assume is that insured people will live
for shorter periods than we estimated.  When this happens,
we have to pay a greater amount of death benefits than we expected. The expense risk we assume is that the cost of issuing and administering contracts will be greater than we
expected.  We    deduct a daily     charge for mortality
and expense risks at an effective annual rate of 0.90% of
the value of the assets in the Separate Account attributable to Variable Executive Universal Life. We currently intend to reduce this charge to 0.50% after the 10th contract year (this is not guaranteed). The Investment Divisions' accumulation unit values reflect this charge. See "Using
Your    ContractPolicy Fund How We Determine The
Accumulation Unit Value" on page 232318    .  If the
money we collect from this charge is not needed, then we profit. We expect to make money from this charge. To the extent sales expenses are not covered by the sales
charge and the deferred sales charge, our General Account funds, which may include amounts derived from this mortality and expense risk charge, will be used to cover
sales expenses.
Tax Reserve.  We reserve the right to charge for taxes or
tax reserves, which may reduce the investment
performance of the Investment Divisions.  Currently, no
such charge is made.
Deductions From Your    ContractPolicy     Fund
At the beginning of each contract month (including the contract date), the following three deductions are taken
from your    ContractPolicy     Fund:
1.	Expense Charge:  This charge is $6.00 per month
(currently we plan to make this deduction for the first
15 contract years only, but we reserve the right to
deduct it throughout the life of the contract). This
charge covers the continuing costs of maintaining your contract, such as premium billing and collections, claim processing, contract transactions, record
keeping, communications with owners and other
expense and overhead items.
2.	Charges for Additional Benefits:  Monthly
deductions are made for the cost of any additional
benefits.  We may change these charges, but your
contract contains tables showing the guaranteed
maximum rates for all of these insurance costs.
3.	Cost of Insurance Charge:  The cost of insurance
charge is our current monthly cost of insurance rate
times the amount at risk at the beginning of the
contract month. The amount at risk is the difference
between your death benefit and your
   ContractPolicy     Fund.  If the current death
benefit for the month is increased due to the
requirements of Federal tax law, then your amount at
risk for the month will also increase.  For this purpose,
your    ContractPolicy     Fund amount is
determined before deduction of the cost of insurance
charge, but after all of the other deductions due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount
at risk.      We may profit from this charge.
The cost of insurance rate is based on the sex, attained age, and rating class of the insured person at the time of the charge. We place the insured person that is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker. The insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in your contract. The maximum charges are based on the charges specified in the Commissioner's 1980 Standard Ordinary Mortality
Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, nonsmoker, standard risk at various ages. (In Montana, there are no distinctions based on sex.)
If Variable Executive Universal Life is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Illustrative Table of Monthly Cost of Insurance Rates
(Rounded) per $1,000 of Amount at Risk
	Male	Guaranteed	Current
	Attained	Maximum	(Preferred Non-Smoker)
	Age	Rate	Rate
	5	$.07	$.05
	15	.11	.10
	25	.13	.07
	35	.14	.08
	45	.29	.17
	55	.69	.36
	65	1.87	.74
   For a male preferred non-smoker, age 35, with a $100,000 face amount option 1 contract and an initial premium of $1,000, the cost of insurance for the first month will be $7.92. This example assumes the expense charge ($6.00 per month) and current cost of insurance rate ($.08 per $1,000).
For example, for a male preferred non-smoker, age 35
with a $150,000 face amount death benefit option 1 contract and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $17.92. This example assumes the current monthly expense charge of $6.00 and the current cost of insurance charge of $11.92. The $11.92 is calculated by multiplying the current monthly cost of insurance rate per $1,000
($0.08) times the amount at risk ($150,000 face less the initial Cash Value of $946.50 which is $1,000 of premium less the $25 for the sales charge less the $22.50 for the premium tax less the $6.00 expense charge). This example assumes that there are no riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates. To qualify, an insured must be a standard risk and must meet additional requirements that relate to smoking habits. The reduced cost of insurance rates depends on such variables as the attained age and sex of the insured.
The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates. To qualify for the preferred non-smoker class, the insured person must be age 20 or over and meet certain underwriting requirements.
   If Variable Executive Universal Life is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the
United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Charges. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of insured and will be based on changes in future expectations of investment earnings, mortality, the length of time contracts will remain in effect, expenses and taxes.
Automatic Benefit Increase Charges. There is no separate charge for the Automatic Benefit Increase (ABI)
provision. However, as the automatic increases are applied
(see page    181814     for exact details) the face
amount of insurance will increase. The face amount
increase will cause an increase in the amount at risk and
the monthly cost of insurance charge.
Transaction Charges
In addition to the deductions described above, we charge
fees for certain contract transactions:
	Partial Withdrawal of Net Cash Surrender Value. You may make one partial withdrawal during each contract year without a charge.  There is an administrative
charge of $25 or 2 percent of the amount withdrawn,
whichever is less, each time You make a partial
withdrawal if more than one withdrawal is made during
a contract year.
	Transfers.  Currently, we do not charge when You make
transfers of    ContractPolicy     Fund among
Investment Divisions.  We reserve the right to assess a
$25 charge after the twelfth transfer in a contract year.
How    ContractPolicy     Fund Charges Are
Allocated
Generally, deductions from your    ContractPolicy
Fund for monthly or partial withdrawal charges are made
from the Investment Divisions and the unloaned portion of
the General Account.  They are made in accordance with
your specified deduction allocation percentages unless you instruct us otherwise. Your deduction allocation percentages may be any whole numbers (from 10 to 100)
which add up to 100. You may change your deduction allocation percentages by writing to our Executive Office. Changes will be effective as of the date we receive them.
If we cannot make a deduction in accordance with these percentages, we will make it based on the proportion of (a) to (b) where (a) is your unloaned amounts in the General Account and your amounts in the Investment Divisions and (b) is the total unloaned amount of your
   ContractPolicy     Fund.
Deductions for transfer charges are made equally between
the Investment Divisions from which the transfer was
made. For example, if the transfer is made from two Investment Divisions, then the transfer charge assessed to each of the Investment Divisions will be $12.50.
Surrender Charges
We incur various sales and promotional expenses in
selling Variable Executive Universal Life. These include commissions, the cost of preparing sales literature, promotional activities and other distribution expenses. We also incur expenses for underwriting, printing contract forms and prospectuses, and entering information in our
records.
The Surrender Charge is the difference between the
amount in your    ContractPolicy     Fund and your
contract's Cash Surrender Value for the first 12 contract years. It is a contingent, deferred issue charge and sales load designed to partially recover our expenses in distributing and issuing contracts which are terminated by
surrender    or lapse     in their early years (the sales
charge is also designed to partially reimburse us for these
expenses).      The Surrender Charge includes deferred
sales charges and deferred issue charges    .  It is a
contingent load because you pay it only if you surrender your contract (or let it lapse) during the first 12 contract years. It is a deferred load because we do not deduct it from your premiums. The amount of the load in a contract year is not necessarily related to our actual sales expenses in that year. We anticipate that the sales charge and Surrender Charge will not fully cover our sales expenses.
If sales expenses are not covered by the sales and Surrender Charges, we will cover them with other funds.
The Net Cash Surrender Value, the amount we pay you if you surrender your contract for cash, equals the Cash Surrender Value minus any outstanding loan and loan interest.
Requests received before 3:00 p.m. (Central Standard
Time) will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day we receive your request. Unit values are determined at the close of business on the day that the request takes effect.

The Surrender Charge includes deferred sales charges and deferred issue charges. The deferred sales charge is the sum of two pieces:
(1)	27.5% of any premium payment in the first 2 contract
years up to one guideline annual premium.
(2)	6.5% of all other premium payments.
The sum of the above pieces is also limited by the
Guideline Annual Premium, times 6.5%, times the lesser
of 20 years or the expected future lifetime at issue as determined by the 1980 CSO Mortality Table. Your contract information page specifies the guideline annual premium. It varies for each contract.
During the first 7 contract years, the maximum deferred
sales charge may be imposed.  Beginning in the 8th year
the maximum deferred sales charge will be multiplied by a
percentage:
	   ContractPolicy     Year	Percentage Multiple
	8	83.33%
	9	66.67%
	10	50.00%
	11	33.33%
	12	16.67%
	13 and up	0.00%
If there is an increase in face amount, there will also be an increase in the Guideline Annual Premium. All additions to the deferred sales charge, due to this increase, will be 6.5% of premiums. The maximum limit will also increase by the additional Guideline Annual Premium, times 6.5%,
times the lesser of 20 years or the expected future lifetime (determined at the time of the increase using the 1980
CSO Mortality Table).  The total in the deferred sales
charge prior to the increase in face amount will not be
affected.
If there is a decrease in the face amount, there will also be a decrease in Guideline Annual Premium. Future additions to the Deferred Sales Charge will follow the
same rules as at issue with the new Guideline Annual
Premium.  Prior totals in the Deferred Sales Charge will
not be affected.
You will not incur any Deferred Sales Charge, regardless
of the amount and timing of premiums, if You keep this contract in force for thirteen years.
The following table shows the deferred issue charge per $1,000 of the face amount. After the 12th contract year, there is no deferred issue charge.
Table of Deferred Issue Charges
Per Thousand    Dollars of Face Amount
	ContractPolicy
	Year	Charge
	1-7	$3.00
	8	$2.50
	9	$2.00
	10	$1.50
	11	$1.00
	12	 $0.50
	13+	$0.00
If there has been a change in face amount during the life of the contract, then the deferred issue charge is applied against the highest face amount in force during the life of the contract.
Accordingly, the maximum Surrender Charge is 27.50%
of premium paid, plus $3.00 per thousand of Face
Amount. However, as explained above, in most cases, the Surrender Charge will be less than the maximum.
Charges In The Funds
The Funds charge for managing investments and providing services. Each portfolio's charges vary.
The VIP, the VIP II, and the VIP III Portfolios have an annual management fee. That fee is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management &
Research Company's mutual funds.  In addition, each of
these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity Portfolios are based on the Initial Class. See the VIP, VIP II and VIP III prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.
The American Century Variable Portfolios   , the MFS
Portfolios, the Lord Abbett Portflios, and the Alger
American Funds     have annual management fees that
are based on the monthly average of the net assets in each
of the portfolios.  See the    American Century Variable
Portfolios prospectuses for details.
The MFS Portfolios have annual management fees that are based on the monthly average of the net assets in each of the portfolios. See the MFS Portfolios prospectus for details.
The Lord Abbett Portfolio has an annual management fee that is based on the monthly average of the net assets in the portfolio. See the Lord Abbett Portfolio prospectus for details.
See the Portfolio Expenses Section on page 7 8 for a complete listing of the portfolio expenses during 19992000.

ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine The    ContractPolicy
You have a right to examine the contract.  If for any
reason you are not satisfied with it, then you may cancel
the contract. You cancel the contract by sending it to our Executive Office along with a written cancellation request.
Your cancellation request must be postmarked by the
latest of the following three dates:
	10 days after you receive your contract,
	10 days after we mail you a written notice telling you about your rights to cancel (Notice of Withdrawal
Right), or    NOT IN CONTRACT
	45 days after you sign Part 1 of the contract application. If you cancel your contract, then we will return all of the charges deducted from your paid premiums and
   ContractPolicy Fund, plus the ContractPolicy
Fund.
Insurance coverage ends when you send your request.
Your    ContractPolicy     Can Lapse
Your Variable Executive Universal Life insurance
coverage continues as long as the Net Cash Surrender
Value of your contract is enough to pay the monthly
deductions that are taken out of your
   ContractPolicy     Fund.  During the Minimum
Premium Period, coverage continues if your paid
premiums (less any withdrawals and loans) exceed the
schedule of required minimum premiums.  If neither of
these conditions is true at the beginning of any contract
month, we will send written notification to you (and any
assignees on our records) that a 61-day grace period has
begun.  This will tell you the amount of premium payment
that is needed to satisfy the minimum requirement for two
months.
If we receive payment of this amount before the end of the
grace period, then we will use that amount to pay the
overdue deductions.  We will put any remaining balance in
your    ContractPolicy     Fund and allocate it in the
same manner as your previous premium payments.
If we do not receive payment within 61 days, then your
contract will lapse without value.  We will withdraw any
amount left in your    ContractPolicy     Fund.  We
will apply this amount to the deductions owed to us,
including any applicable Surrender Charge.  We will
inform you (and any assignee) that your contract has
ended without value.
If the insured person dies during the grace period, we will
pay the insurance benefits to the Beneficiary, minus any
loan, loan interest, and overdue deductions.
You May Reinstate Your    ContractPolicy
You may reinstate the contract within five years after it
lapses if you did not surrender the contract for its Net Cash Surrender Value. To reinstate the contract, you must:
	complete an application for reinstatement,
	provide satisfactory evidence of insurability for the
insured person,
	pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,
	increase the    ContractPolicy     Fund so that the
   ContractPolicy     Fund minus any contract debt
equals or exceeds the Surrender Charges,
	cover the next two months' deductions, and
	pay or restore any contract debt.
The contract date of the reinstated contract will be the
beginning of the contract month that coincides with or
follows the date that we approve your reinstatement
application. Previous loans will not be reinstated.
   ContractPolicy     Periods And Anniversaries
We measure contract years, contract months, and contract anniversaries from the contract date shown on your contract information page.  Each contract month begins on
the same day in each calendar month.   The calendar days
of 29, 30, and 31 are not used.  Our right to challenge a
contract and the suicide exclusion are measured from the
contract date. See "   Limits On Our Right To
Challenge The Limits On Our Right To Challenge
The Limits On Our Right To Challenge The Limits On
Our Right To Challenge The Contract" on page 333328.

Maturity Date
The maturity date is the first contract anniversary after the insured person's 100th birthday. The contract ends on that date if the insured person is still alive and the maturity
benefit is paid.
If the insured person survives to the maturity date and you
would like to continue the contract, we will extend the
maturity date as long as this contract still qualifies as life insurance according to the Internal Revenue Service and your state.  If the maturity date is extended, the contract
may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before you elect to extend the maturity date.  In order to continue the contract beyond the original maturity date, we require
that the death benefit not exceed the    ContractPolicy
    Fund on the original maturity date.
We Own The Assets Of Our Separate Account
We own the assets of our Separate Account and use them
to support your contract and other variable life contracts.
We may permit charges owed to us to stay in the Separate
Account.  Thus, we may also participate proportionately in
the Separate Account. These accumulated amounts belong
to us and we may transfer them from the Separate Account
to our General Account.  The assets in the Separate
Account generally are not charngeable with liabilities
arising out of any other business we conduct.  Under
certain unlikely circumstances, one Investment Division of
the Separate Account may be liable for claims relating to
the operations of another division.
Changing the Separate Account
We have the right to modify how we operate our Separate
Account.  We have the right to:
	add Investment Divisions to, or remove investment divisions from, our Separate Account;
	combine two or more divisions within our Separate
Account;
	withdraw assets relating to Variable Executive
Universal Life from one Investment Division and put
them into another;
	eliminate the shares of a portfolio and substitute shares of another portfolio of the Funds or another open-end investment company.  This may happen if the shares of
the portfolio are no longer available for investment or,
if in our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate
Account;
	register or end the registration of our Separate Account under the Investment Company Act of 1940;
	operate our Separate Account under the direction of a committee or discharge such a committee at any time
(the committee may be composed entirely of interested
parties of Midland);
	disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory
contract. (We would do so only if required by state
insurance regulatory authorities or otherwise pursuant
to insurance law or regulation); and
	operate our Separate Account or one or more of the Investment Divisions in any other form the law allows, including a form that allows us to make direct
investments.  In choosing these investments, we will
rely on our own or outside counsel for advice.  In
addition, we may disapprove of any change in
investment advisors or in investment policies unless a
law or regulation provides differently.
Limits On Our Right To Challenge The
   ContractPolicy
We can challenge the validity of your insurance contract
(based on material misstatements in the application) if it appears that the insured person is not actually covered by the contract under our rules.  There are limits on how and
when we can challenge the contract:
	We cannot challenge the contract after it has been in effect, during the insured person's lifetime, for two years from the date the contract was issued or
reinstated. (Some states may require us to measure this
in some other way.)
	We cannot challenge any contract change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two
years during the insured person's lifetime.
	We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the insured person in the event that the insured person becomes totally disabled.
If the insured person dies during the time that we may
challenge the validity of the contract, then we may delay
payment until we decide whether to challenge the contract.
If the insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed.  They will be those which would
be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the insured person's correct age and sex.
If the insured person commits suicide within two years
after the date on which the contract was issued or
reinstated, then the death benefit will be limited to the total of all paid premiums minus the amount of any outstanding contract loan and loan interest minus any partial
withdrawals of Net Cash Surrender Value.  If the insured
person commits suicide within two years after the effective
date of your requested face amount increase, then we will
pay the face amount which was in effect before the
increase, plus the monthly cost of insurance deductions for
the increase (Some states require us to measure this time
by some other date).
Your Payment Options
You may choose for contract benefits and other payments
(such as the Net Cash Surrender Value or death benefit) to
be paid immediately in one lump sum or in another form
of payment.  Payments under these options are not
affected by the investment performance of any Investment Division. Instead, interest accrues pursuant to the option chosen. If you do not arrange for a specific form of payment before the insured person dies, then the
Beneficiary will have this choice.  However, if you do
make an arrangement with us for how the money will be
paid, then the Beneficiary cannot change your choice.
Payment options will also be subject to our rules at the
time of selection.
Lump Sum Payments
In most cases, when a death benefit is paid in a lump sum,
we will pay the death benefit by establishing an interest
bearing checking account, called the "Midland Access
Account" for the beneficiary in the amount of the death
benefit.  We will send the beneficiary a checkbook, and
the beneficiary will have access to the account simply by
writing a check for all or any part of the amount of the
death benefit.  The Midland Access Account is part of our
general account.  It is not a bank account and it is not
insured by the FDIC opr any other government agency.
As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.
Optional Payment Methods
Our consent is required when an optional payment is
selected and the payee is either an assignee or not a natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied
are more than $   10,000 and periodic payments are at
least $5020.
You have the following payment options:
1.	Deposit Option: The money will stay on deposit with
us for a period that we agree upon. You will receive
interest on the money at a declared interest rate.
2.	 Installment Options: There are two ways that we pay
installments:
a.	Fixed Period: We will pay the amount applied in
equal installments plus applicable interest, for a
specified time, up to 30 years.
b.	Fixed Amount: We will pay the sum in installments
in an amount that we agree upon.  We will continue
to pay the installments until we pay the original
amount, together with any interest you have earned.
3.	Monthly Life Income Option: We will pay the money
as monthly income for life.  You may choose from 1 of
4 ways to receive the income. We will guarantee
payments for:
(1)	at least 5 years (called "5 Years Certain");
(2)	at least 10 years (called "10 Years Certain");
(3)	at least 20 years (called "20 Years Certain");
or
(4)	payment for life. With a life only payment
option, payments will only be made as long as
the payee is alive.  Therefore, if the payee
dies after the first payment, only one
payment will be made.
4.	Other: You may ask us to apply the money under any
option that we make available at the time the benefit is
paid.
We guarantee interest under the deposit and installation
options at 2.75% a year, but we may allow a higher rate of
interest.
The Beneficiary, or any other person who is entitled to
receive payment, may name a successor to receive any
amount that we would otherwise pay to that person's estate
if that person died. The person who is entitled to receive payment may change the successor at any time.
We must approve any arrangements that involve more than
one of the payment options, or a payee who is a fiduciary
or not a natural person.  Also, the details of all
arrangements will be subject to our rules at the time the arrangements take effect. These include:
	rules on the minimum amount we will pay under an
option,
	minimum amounts for installment payments,
	withdrawal or commutation rights (your rights to
receive payments over time, for which we may offer
you a lump sum payment),
	the naming of people who are entitled to receive
payment and their successors, and
	the ways of proving age and survival.
You will choose a payment option (or any later changes)
and your choice will take effect in the same way as it
would if you were changing a Beneficiary. (See "Your
Beneficiary" below).  Any amounts that we pay under the
payment options will not be subject to the claims of
creditors or to legal process, to the extent that the law
provides.
Your Beneficiary
You name your Beneficiary in your contract application.
The Beneficiary is entitled to the insurance benefits of the contract. You may change the Beneficiary during the insured person's lifetime by writing to our Executive
Office. If no Beneficiary is living when the insured person dies, then we will pay the death benefit, in equal shares, to the insured person's surviving children. If there are no surviving children, then we will pay the death benefit to the insured person's estate.
Assigning Your    ContractPolicy
You may assign your rights in this contract.  You must
send a copy of the assignment to our Executive Office. We
are not responsible for the validity of the assignment or for any payment we make or any action we take before we
receive notice of the assignment.  An absolute assignment
is a change of ownership.  There may be tax
consequences.
When We Pay Proceeds From This
   ContractPolicy
We will generally pay any death benefits, Net Cash
Surrender Value, or loan proceeds within seven days after receiving the required form(s) at our Executive Office.
Death benefits are determined as of the date of the insured person's death and will not be affected by subsequent changes in the accumulation unit values of the Investment Divisions. We pay interest from the date of death to the date of payment.
We may delay payment for one or more of the following
reasons:
(1)	We contest the contract.
(2)	We cannot determine the amount of the payment
because the New York Stock Exchange is closed, the
SEC has restricted trading in securities, or the SEC has
declared that an emergency exists.
(3)	The SEC, by order, permits us to delay payment to
protect our contract owners.
We may also delay any payment until your premium
checks have cleared your bank.  We may defer payment of
any loan amount, withdrawal, or surrender from the
General Account for up to six months after we receive
your request.
TAX EFFECTS
   ContractPolicy     Proceeds
The Internal Revenue Code of 1986 ("Code"), Section
7702, defines life insurance for tax purposes. The Code
places limits on certain contract charges used in
determining the maximum amount of premiums that may
be paid under Section 7702.  There is limited guidance as
to how to apply Section 7702.
Midland believes that a standard rate class contract should
meet the Section 7702 definition of a life insurance
contract (although there is some uncertainty).  For a
contract issued on a substandard basis (i.e., a rate class involving higher than standard mortality risk), there may be more uncertainty whether it meets the Section 7702
definition of a life insurance contract.  It is not clear
whether such a contract would satisfy Section 7702,
particularly if the contract owner pays the full amount of premiums permitted under the contract.
If it is subsequently determined that only a lower amount
of premiums may be paid for a contract to satisfy Section
7702, then Midland may take appropriate and reasonable
steps to cause the contract to comply with Section 7702.
These may include refunding any premiums paid which
exceed that lower amount (together with interest or such
other earnings on any such premiums as is required by
law).
If a contract's face amount changes, then the applicable
premium limitation may also change   .  During the first
15 contract years, tThere are certain events that may create taxable ordinary income for you. if at the time of the event
there has been a gain in the contract.       These events
include:
	A decrease in the face amount;
	A partial withdrawal;
	A change from death benefit option 2 to option 1; or,
	Any change that otherwise reduces benefits under the contract and that results in a cash distribution in order for the contract to continue to comply with Section
7702 relating to premium and    ContractPolicy
Fund limitations.
Such income inclusion may result with respect to cash distributions made in anticipation of reductions in benefits under the contract.
Code Section 7702A affects the taxation of distributions
(other than death benefits) from certain Variable Life
insurance contracts as follows:
1.	If premiums are paid more rapidly than the rate defined
by a 7-Pay Test, then the contract will be treated as a
"   Modified Endowment contractMEC    ."
2.	Any contract received in exchange for a contract
classified as a    Modified Endowment contractMEC
will be treated as a Modified Endowment contractMEC
    regardless of whether the contract received in the
exchange meets the 7-Pay Test.
3.	Loans (including unpaid loan interest), surrenders and
withdrawals from a    Modified Endowment
contractMEC     will be considered distributions.
4.	Distributions (including loans) from a    Modified
Endowment contractMEC     will be taxed first as a
taxable distribution of gain from the contract (to the
extent that gain exists), and then as non-taxable
recovery of basis.
5.	The Code imposes an extra "penalty" tax of 10% on
any distribution from a    Modified Endowment
ContractPolicyMEC     includable in income, unless
such distributions are made (a) after you attain age 59
1/2, (b) on account of you becoming disabled, or (c) as substantially equal annuity payments over your life or life expectancy.
If a contract becomes a    Modified Endowment
contractMEC    , distributions that occur during the
contract year will be taxed as distributions from a
   Modified Endowment contractMEC    .  In addition,
distributions from a contract within two years before it
becomes a    Modified Endowment contractMEC
will be taxed in this manner.  This means that a
distribution from a contract that is not a    Modified
Endowment contractMEC     at the time when the
distribution is made could later become taxable as a
distribution from a    Modified Endowment
contractMEC    .
A contract that is not a    Modified Endowment
contractMEC     may be classified as a    Modified
Endowment contractMEC     if it is "materially
changed" and fails to meet the 7-Pay Test.  Any
distributions from such a contract will be taxed as
explained above.
Material changes include a requested increase in death
benefit or a change from option 1 to option 2.  Before
making any contractual changes, a competent tax advisor
should be consulted.      A reduction in death benefit
during the first seven years could also cause a contract to
be treated as a MEC.
Any life insurance contracts which are treated as
   Modified Endowment contractMEC    s and are
issued by Midland or any of its affiliates:
	with the same person designated as the owner;
	on or after June 21, 1988; and
	within any single calendar year
will be aggregated and treated as one contract for purposes
of determining any tax on distributions.
Even if a contract is not a    Modified Endowment
contractMEC    , loans at very low or no net cost (i.e.
preferred loans) may be treated as distributions for federal income tax purposes.
For contracts not classified as    Modified Endowment
contractMEC    s, distributions generally will be treated
first as a return of your investment in the contract, and
then taxed as ordinary income to the extent that they
exceed your investment in the contract (which generally is
the total premiums paid    plus any contract debt).less
amounts distributed that were not taxed).
However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Loans from or secured by a policy that it's not a MEC are not treated as distributions. Neither distributions from nor loans from or secured by a policy that us not a MEC are subject to the 10% "penalty" tax.

The Code (Section 817(h)) also authorizes the Secretary of
the Treasury to set standards, by regulation or otherwise,
for the investments of Variable Life insurance Separate
Accounts to be "adequately diversified" in order for the contracts to be treated as life insurance contracts for federal tax purposes. We believe Separate Account A,
through its investments in the Funds, will be adequately diversified, although we do not control the Funds.
Owners of Variable Life insurance contracts may be
considered, for Federal income tax purposes, the owners
of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the Separate Account assets are included in the Variable contract owner's gross income.
The ownership rights under Variable Executive Universal
Life are similar to, but different from those described by
the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a
pro rata portion of the assets of Separate Account A.
Midland therefore reserves the right to modify the contract
as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of Separate Account A or to otherwise qualify Variable
Executive Universal Life for favorable tax treatment.
Assuming a contract is a life insurance contract for federal income tax purposes, the contract should receive the same federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under either benefit option should be excludable from the gross income of the Beneficiary under Section 101 of the
Code, and you should not be deemed to be in constructive
receipt of the    ContractPolicy     Funds under a
contract until actual distribution.
Surrenders, withdrawals, and contract changes may have
tax consequences. These include a change of owners, an assignment of the contract, a change from one death benefit option to another, and other changes reducing
future death benefits.  Upon complete surrender or when
maturity benefits are paid, if the amount received plus the
contract debt is more than    the total premiums paid that
are not treated as previously withdrawn by you you
invested in the contract    , then the excess generally
will be treated as ordinary income.
Federal, state and local estate, inheritance and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each contract owner or
Beneficiary.
A contract may be used in various arrangements,
including:
	nonqualified deferred compensation or salary
continuance plans,
	split dollar insurance plans,
	executive bonus plans, or
	retiree medical benefit plans,
	and others.
The tax consequences of such plans may vary depending
on the particular facts and circumstances of each
individual arrangement.  Therefore, if you are
contemplating the use of a contract in which the value
depends in part on its tax consequences, then you should
be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.
In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance
contract or a change in an existing contract should consult
a tax advisor.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor could be consulted with respect to actual and prospective
changes in taxation.
Possible Charge for Midland's Taxes
At the present time, Midland makes no charge to the
Separate Account for any federal, state, or local taxes
(other than premium taxes) that it incurs which may be attributable to such account or to the contracts. Midland reserves the right to make a charge for any such tax or other economic burden resulting from the application of
the tax laws.
If such a charge is made, it would be set aside as a
provision for taxes which we would keep in the
   ea    ffected division rather than in our General
Account.
Other Tax Considerations
The foregoing discussion is general and is not intended as
tax advice.  If you are concerned about these tax
implications, you should consult a competent tax advisor.
This discussion is based on our understanding of the
Internal Revenue Service's current interpretation of the
present federal income tax laws.  No representation is
made as to the likelihood of continuation of these current
laws and interpretations, and we do not make any
guarantee as to the tax status of the contract. It should be further understood that the foregoing discussion is not complete and that special rules not described in this
prospectus may be applicable in certain situations.
Moreover, no attempt has been made to consider any
applicable state or other tax laws.
PART 3: ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE
COMPANY
We are Midland National Life Insurance Company, a
stock life insurance company. Midland was organized, in
1906, in South Dakota, as a mutual life insurance company
at that time named "The Dakota Mutual Life Insurance
Company". We were reincorporated as a stock life
insurance company in 1909. Our name "Midland" was
adopted in 1925.  We    were     redomisticated to
Iowa in 1999.  We are licensed to do business in 49 states,
the District of Columbia, and Puerto Rico.  Our officers
and directors are listed beginning on page 38.
Midland is a subsidiary of Sammons Enterprises, Inc.,
Dallas, Texas. Sammons has controlling or substantial
stock interests in a large number of other companies
engaged in the areas of insurance, corporate services, and industrial distribution.
YOUR VOTING RIGHTS AS AN OWNER
We invest the assets of our Separate Account divisions in
shares of the Funds' portfolios.  Midland is the legal
owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
	to elect the Funds' Board of Directors,
	to ratify the selection of independent auditors for the
Funds, and
	on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.
Even though we own the shares, we give you the
opportunity to tell us how to vote the number of shares that are allocated to your contract. We will vote at shareholder meetings according to your instructions.
The Funds will determine how often shareholder meetings
are held.  As we receive notice of these meetings, we will
ask for your voting instructions.  The Funds are not
required to hold a meeting in any given year.
If we do not receive instructions in time from all contract owners, then we will vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio. We will also vote any Fund shares that we alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Fund
in our own right or to restrict contract owner voting, then
we may do so.
You may participate in voting only on matters concerning
the Fund portfolios in which your    ContractPolicy
    Fund has been invested. We determine your voting
shares in each division by dividing the amount of your
   ContractPolicy     Fund allocated to that division by
the net asset value of one share of the corresponding Fund portfolio. This is determined as of the Record Date set by the Funds' Board for the shareholders meeting.  We count
fractional shares.
If you have a voting interest, we will send you proxy
material and a form for giving us voting instructions. In certain cases, we may disregard instructions relating to changes in the Funds' advisor or the investment policies of
its portfolios.  We will advise you if we do.
Other insurance companies own shares in the Funds to
support their variable insurance products.  We do not
foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If we disagree with any Fund action, then we will see that
appropriate action is taken to protect our contract owners.
OUR REPORTS TO CONTRACT OWNERS
Shortly after the end of the third, sixth, ninth, and twelfth contract months, we will send you reports that show:
	the current death benefit for your contract,
	your    ContractPolicy     Fund,
	information about Investment Divisions,
	the Cash Surrender Value of your contract,
	the amount of your outstanding contract loans,
	the amount of any interest that you owe on the loan, and information about the current loan interest rate.
The annual report will show any transactions involving
your    ContractPolicy     Fund that occurred during
the year.  Transactions include your premium allocations,
our deductions, and your transfers or withdrawals.
   The annual report will show any transactions
involving your Policy fund that occurred during the year. Transactions include your premium allocations, our deductions, and your transfers or withdrawals.
Confirmations will be sent to you for transfers of amounts between investment divisions and certain other policy transactions. These quarterly and annual statements are sent instead of sending a confirmation of certain
transactions (such as the monthly deduction and premium
payments by automatic checking account deduction or
Civil Service Allotments).
Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.
We will send you semi-annual reports with financial
information on the Funds, including a list of the
investments held by each portfolio.
We will send you semi-annual reports with financial
information on the Funds, including a list of the
investments held by each portfolio.
Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance contract is delivered.
Notices will be sent to you for transfers of amounts
between Investment Divisions and certain other contract
transactions.
DIVIDENDS
We do not pay any dividends on the contract described in
this prospectus.
MIDLAND'S SALES AND OTHER AGREEMENTS
The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland
National Life, are registered representatives of Walnut
Street Securities (WSS) or broker-dealers who have
entered into written sales agreements with WSS. WSS, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange
Act of 1934 and is a member of the National Association
of Securities Dealers, Inc.     (NASD)     .  The
address for Walnut Street Securities is 670 Mason Ridge
Center Drive, Suite 301, St. Louis, Missouri 63141.
During the first contract year, we will pay agents a commission of up to 50% of premiums paid. For subsequent years, the commission allowance may equal an amount up to 2.5% of premiums paid. After the 15th contract year, we pay no commission. Certain persistency and production bonuses may be paid.
We may sell our contracts through broker-dealers registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 that enter into selling agreements with us. The commission for broker-dealers will be no more than that described above.
To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training or personnel, production of promotional literature and similar services.
We intend to recoup commissions and other sales expenses, primarily, but not exclusively through:
	the sales charge;
	the deferred sales charge;
	the mortality and expense risk charge;
	the cost of insurance charge;
	revenues, if any, received from the Funds or their managers; and
	investment earnings on amounts allocated under policies to the general account.
Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.
Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

REGULATION
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.
We submit annual reports on our operations and finances
to insurance officials in all the jurisdictions where we sell contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.
We are also subject to various federal securities laws and
regulations.
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES INC.
Employees of Sammons Enterprises, Inc. may receive a
discount of up to 25% of first year premiums.  Midland is
a subsidiary of Sammons Enterprises, Inc., and additional payments contributed solely by Midland National Life will be paid into the employee's policy during the first year.
All other contract provisions will apply.
LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding certain
matters relating to federal securities laws.
We are not    currently     involved in any material
legal proceedings.
FINANCIAL
The financial statements of Midland National Life
Separate Account A and Midland National Life Insurance Company, included in this prospectus and the registration statement, have been audited by PricewaterhouseCoopers
LLP, independent auditors, for the periods indicated in their report which appears in this prospectus and in the registration statement. The address for PricewaterhouseCoopers LLP is IBM Park Building, Suite
1300, 650 Third Avenue South, Minneapolis, Minnesota 55402-4333. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.
ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the Separate Account and the variable life insurance contract described in this prospectus with the Securities and Exchange Commission. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, then you may obtain it from the SEC's main office in Washington, DC.
You will have to pay a fee for the material.


Management of Midland
Here is a list of our directors and officers.
Directors
Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive Officer
Chairman of the Board (March 1999 to present), Chief
Executive Officer and President (March 1997 to
present) President and Chief Operating Officer (March
1996 to February 1997), Executive Vice President
Marketing (March 1995 to February 1996), Midland
National Life Insurance Company; Vice President
Individual Sales (prior thereto), Northwestern National
Life
John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193 001
Executive Vice President
and Chief Operating
Officer
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior Vice
President and Chief Financial Officer (October 1993 to
1998), Midland National Life Insurance Company;
Treasurer (January 1996 to present), Briggs ITD Corp.;
Treasurer (March 1996 to present), Sammons Financial
Holdings, Inc.; Treasurer (November 1993 to present),
CH Holdings; Treasurer (November 1993 to present),
Consolidated Investment Services, Inc.; Treasurer
(November 1993 to present), Richmond Holding
Company, L.L.C.; Partner (prior thereto), Ernst and
Young
Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193 001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President Sales (prior
thereto), Penn Mutual Life Insurance
Stephen P. Horvat, Jr.
Midland National Life One
Midland Plaza
Sioux Falls, SD      57193-
0001

Senior Vice President
Senior Vice President (January 1997 to present),
Midland National Life Insurance Company;
Shareholder (June 1996 to December 1997), Sorling
Law Firm; Senior Vice President, General Counsel &
Secretary (prior thereto), Franklin Life Insurance
Company

Donald J. Iverson
Midland National Life One
Midland Plaza
Sioux Falls, SD      57193
0001
Senior Vice President and
Corporate Actuary
Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President  Chief
Actuary (prior thereto), ALLIED Life Insurance
Company.


Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Board of Directors Member
President and Director (since 1988), Sammons
Enterprises, Inc.; Vice President (August 1998 to present), Midland National Life Insurance Company



Executive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One
Midland
Plaza, Sioux Falls, SD
57193-0001
Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Jon P. Newsome
Midland National Life Annuity Division
4601 Westown Parkway
Suite 300
West Des Moines, IA
50266

Executive Vice President Annuity Division





Executive Vice President Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Casualty Ins. Co.
E John Fromelt
Midland National Life
Senior Vice President,
Chief Investment Officer
Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health

Thomas M. Meyer
Midland National Life

Senior Vice President and
Chief Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to Present), Vice President and Chief
Financial Officer (January 1998 to December 1999),
Second Vice President and Controller (1995 to 1998),
Midland National Life Insurance Company

Gary J. Gaspar
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929

Senior Vice President &
Chief Information Officer
Senior Vice President & Chief Information Officer
(August 1998 to present), Midland National Life
Insurance Company; Senior Vice President Information
Systems Officer (1985 to present); North American
Company for Life & Health Insurance
Jack L. Briggs
Midland National Life
Vice President, Secretary,
and General Counsel
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company

Gary W. Helder
Midland National Life

Vice President Policy
Administration
Vice President-Policy Administration (since 1991),
Midland National Life Insurance Company
Robert W. Buchanan
Midland National Life
Vice President New
Business and Underwriting

Vice President Marketing Services (March 1996 to
present), Second Vice President-Sales Development
(prior thereto), Midland National Life Insurance
Company
Timothy A. Reuer Midland
National Life
Vice President Product
Development
Vice President Product Development (January 2000
To Present); Actuary Product Development (March
1996 to December 1999); Associate Actuary (March
1992 to February 1996) Midland National Life
Insurance Company
Esfandyar Dinshaw
Midland National Life Annuity Division
4601 Westown Parkway
Suite 300
West Des Moines, IA
50266

Vice President Annuity
Division

Vice President Annuity Division (April 1999 to
Present); Vice President Actuarial (September 1996 to
April 1999), Conseco; Vice President Actuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co.

Meg J. Taylor
North American Company
for Life & Health
Insurance
222 South Riverside Plaza
Chicago, Il  60606 5929
Chief Compliance Officer
Chief Compliance Officer (2000 present) Midland
National Life and the North American Companies;
Assistant Vice President Compliance (1998 2000)
Midland National Life and the North American
Companies; Director Product and Market Services
(1997 1998) Transamerica Reinsurance; Assistant
Vice President


Illustrations


Following are a series of tables that illustrate how the
   ContractPolicy     Funds, Cash Surrender
Values, and death benefits of a contract change with
the investment performance of the Funds. The tables
show how the    ContractPolicy     Funds, Cash
Surrender Values, and death benefits of a contract
issued to an insured of a given age and given
premium would vary over time if the return on the
assets held in each Portfolio of the Funds were a
constant gross, after tax annual rate of 0%, 6%, or
12%. The tables on pages  41 through 43 illustrate a
contract issued to a male, age 35, under a standard
rate preferred non-smoker underwriting risk
classification.  The    ContractPolicy     Funds,
Cash Surrender Values, and death benefits would be
different from those shown if the returns averaged
0%, 6%, and 12% over a period of years, but
fluctuated above and below those averages for
individual contract years.
The amount of the    ContractPolicy     Fund
exceeds the Cash Surrender Value during the first
twelve contract years due to the Surrender Charge.
For contract years thirteen and after, the
ContractPolicy     Fund and Cash Surrender Value
are equal, since the Surrender Charge has reduced to
zero.
The second column shows the accumulation value of
the premiums paid at the stated interest rate. The third
and sixth columns illustrate the    ContractPolicy
    Funds and the fourth and seventh columns
illustrate the Cash Surrender Values of the contract
over the designated period. The    ContractPolicy
    Funds shown in the third column and the Cash
Surrender Values shown in the fourth column assume
the monthly charge for cost of insurance is based
upon the current cost of insurance rates. The
   ContractPolicy     Funds shown in the sixth
column and the Cash Surrender Values shown in the
seventh column assume the monthly charge for cost
of insurance is based upon the cost of insurance rates
that we guarantee. The maximum cost of insurance
rates allowable under the contract are based on the
Commissioner's 1980 Standard Ordinary Mortality
Table. The fifth and eighth columns illustrate the
death benefit of a contract over the designated period.
The illustrations of death benefits reflect the same
assumptions as the    ContractPolicy     Fund and
Cash Surrender Values. The death benefit values also
vary between tables, depending upon whether Option
1 or Option 2 death benefits are illustrated.
The amounts shown for the death benefit,
   ContractPolicy     Funds, and Cash Surrender
Values reflect the fact that the net investment return
of the divisions of our Separate Account is lower than
the gross, after-tax return on the assets in the Funds,
as a result of expenses paid by the Funds and charges
levied against the divisions of our Separate Account.
The illustrations also reflect the 2.5% sales charge
deduction from each premium, the 2.25% premium
tax deduction from each premium and the $6.00 per
month expense charge (for the first fifteen years on a
current basis) as well as current and guaranteed cost
of insurance charges.
The contract values shown assume daily investment
advisory fees and operating expenses equivalent to an
annual rate of    .79 .73    % of the aggregate
average daily net assets of the Portfolios of the Funds
(the average rate of the Portfolios for the period
ending December 31,     20001999    ). The
actual fees and expenses associated with the contract
may be more or less than    .79%     and will
depend on how allocations are made to each
Investment Division.      The MFS VIT New
Discovery, the Lord Abbett VC Mid-Cap Value, The
Lord Abbett VC International and the VIP II Index
500 portfolios contain an expense reimbursement
arrangement whereby the portfolio expenses have a
limit.  Without this arrangement, expenses would be
higher and the average of 0.73% would be higher.
This would result in lower values than what are
shown in the illustrations.  Midland cannot predict
whether such arrangements will continue.  See
footnotes (1) through (8) on page 118 for further
details on the limits on these and other expenses.  The
MFS VIT New Discovery, The Lord Abbett VC Mid-
Cap Value, The Lord Abbett VC International and the
VIP Index 500 portfolios contain an expense
reimbursement arrangement whereby the portfolio's
expenses have a limit.  Without this arrangement,
expenses would be higher and the average of 0.79%
would be higher.  This would result in lower values
than what are shown in the illustrations.  Midland
cannot predict whether such arrangements will
continue.  See footnotes (2), (3), (4) and (5) on page
28 for further information on the limits on other
expenses.     The contract values also take into
account a daily charge to each division of Separate
Account A for assuming mortality and expense risks
and administrative charges which is equivalent to a
charge at an annual rate of .90% (.50% after year 10
on a current basis) of the average net assets of the
divisions of Separate Account A. After deductions of
these amounts, the illustrated gross investment rates
of 0%, 6%, and 12% correspond to approximate net
annual rates of    1.631.69%, 4.37 4.31% % and
10.31 10.37 % respectively (-1.23-1.29%, 4.774.71%,
10.7710.71    % after year 10 on a current basis).
The approximate net annual rates do not include cost
of insurance charges, Surrender Charges, premium
loads, expense charges nor any charges for additional
riders.
The hypothetical values shown in the tables do not
reflect any charges for federal income taxes against
Separate Account A since Midland is not currently
making such charges. However, if, in the future, such
charges are made, the gross annual investment rate of
return would have to exceed the stated investment
rates by a sufficient amount to cover the tax charges
in order to produce the    ContractPolicy
    Funds, Cash Surrender Values, and death
benefits illustrated.
The tables illustrate the contract values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no contract loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the contract owner varied the amount or frequency of premium payments. The tables also assume that the contract owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no contract loans have been taken, and that no transfers have been made and no transfer charges imposed.





MIDLAND NATIONAL LIFE INSURANCE COMPANY  VEUL

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 0%
$200,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $3,000
			ASSUMING CURRENT COSTS		      ASSUMING
GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHCONTRACT	SURRENDER	DEATH
	CASHCONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	VALUEFUND (2)	VALUE(2)	BENEFIT(2)	 FUND
VALUE(2)
	VALUE(2)
	BENEFIT(2)
1
3,1503,150
2,5052,543
1,2791,317
200,000200,
000
2,4112,402
1,1851,176
200,000200,00
0
2
6,4586,458
4,9725,045
3,5513,624
200,000200,
000
4,7634,744
3,3423,323
200,000200,00
0
3
9,9309,930
7,4027,485
5,7865,869
200,000200,
000
7,0597,028
5,4435,412
200,000200,00
0
4
13,57713,577
9,7729,885
7,9618,074
200,000200,
000
9,2989,255
7,4877,444
200,000200,00
0
5
17,40617,406
12,08412,226
10,07910,220
200,000200,
000
11,48311,426
9,4789,420
200,000200,00
0
6
21,42621,426
14,34014,508
12,14012,307
200,000200,
000
13,59313,521
11,39211,320
200,000200,00
0
7
25,64725,647
16,52016,732
14,12414,336
200,000200,
000
15,65215,563
13,25613,168
200,000200,00
0
8
30,08030,080
18,62418,900
16,46516,409
200,000200,
000
17,63917,533
15,48015,042
200,000200,00
0
9
34,73434,734
20,67721,014
18,82018,428
200,000200,
000
19,55619,432
17,69816,846
200,000200,00
0
10
39,62039,620
22,68023,075
21,20020,415
200,000200,
000
21,40521,262
19,92518,603
200,000200,00
0
11
44,75144,751
24,73525,165
23,74822,999
200,000200,
000
23,18823,025
22,20120,859
200,000200,00
0
12
50,13950,139
26,72827,213
26,23525,540
200,000200,
000
24,90624,723
24,41323,050
200,000200,00
0
13
55,79655,796
28,66229,218
28,66228,038
200,000200,
000
26,54126,336
26,54125,156
200,000200,00
0
14
61,73661,736
30,51631,181
30,51630,395
200,000200,
000
28,11527,888
28,11527,101
200,000200,00
0
15
67,97267,972
32,31433,085
32,31432,691
200,000200,
000
29,60929,359
29,60928,966
200,000200,00
0
16
74,52174,521
34,12835,001
34,12835,001
200,000200,
000
31,00530,732
31,00530,732
200,000200,00
0
17
81,39781,397
35,88736,859
35,88736,859
200,000200,
000
32,30732,009
32,30732,009
200,000200,00
0
18
88,61788,617
37,59338,641
37,59338,641
200,000200,
000
33,51533,193
33,51533,193
200,000200,00
0
19
96,19896,198
39,24740,349
39,24740,349
200,000200,
000
34,59434,245
34,59434,245
200,000200,00
0
20
104,158104,158
40,83142,004
40,83142,004
200,000200,
000
35,56435,190
35,56435,190
200,000200,00
0
21
112,516112,516
42,34743,608
42,34743,608
200,000200,
000
36,39035,989
36,39035,989
200,000200,00
0
22
121,291121,291
43,77845,160
43,77845,160
200,000200,
000
37,07536,646
37,07536,646
200,000200,00
0
23
130,506130,506
45,12546,664
45,12546,664
200,000200,
000
37,61937,162
37,61937,162
200,000200,00
0
24
140,181140,181
46,39148,101
46,39148,101
200,000200,
000
37,98737,502
37,98737,502
200,000200,00
0
25
150,340150,340
47,57749,473
47,57749,473
200,000200,
000
38,18137,667
38,18137,667
200,000200,00
0








30
209,282209,282
51,83355,237
51,83355,237
200,000200,0
00
35,56434,877
35,56434,877
200,000200,000








35
284,509284,509
52,13957,963
52,13957,963
200,000200,0
00
23,51622,671
23,51622,671
200,000200,000








40
380,519380,519
47,01755,647
47,01755,647
200,000200,0
00
00
00
200,000200,000



1.	ASSUMES A $3,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
CONTRACT YEAR.
VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN
DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE.
ZERO VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY
BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE CONTRACT
FUND,
   CASH     SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT
FROM THOSE SHOWN IF
THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY
MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED
FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY  VEUL

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 6%
$200,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $3,000
 			ASSUMING CURRENT COSTS		      ASSUMING
GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHCONTRACT	SURRENDER	DEATH
	CASHCONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	 FUND VALUE(2)	VALUE(2)	BENEFIT(2)	 FUND
VALUE(2)
	VALUE(2)
	BENEFIT(2)
1
3,1503,150
2,6662,705
1,4411,480
200,000200,000
2,5692,560
1,3441,334
200,000200
,000
2
6,4586,458
5,4535,530
4,0324,109
200,000200,000
5,2325,211
3,8113,790
200,000200
,000
3
9,9309,930
8,3648,456
6,7486,840
200,000200,000
7,9927,958
6,3766,342
200,000200
,000
4
13,57713,577
11,38411,511
9,5739,700
200,000200,000
10,85510,805
9,0448,994
200,000200
,000
5
17,40617,406
14,51614,679
12,51012,673
200,000200,000
13,82613,758
11,82011,752
200,000200
,000
6
21,42621,426
17,76817,964
15,56715,763
200,000200,000
16,88916,800
14,68814,599
200,000200
,000
7
25,64725,647
21,12321,374
18,72718,978
200,000200,000
20,07119,958
17,67517,562
200,000200
,000
8
30,08030,080
24,58824,914
22,42922,424
200,000200,000
23,35723,218
21,19820,727
200,000200
,000
9
34,73434,734
28,19028,592
26,33326,006
200,000200,000
26,75426,585
24,89623,999
200,000200
,000
10
39,62039,620
31,93732,414
30,45729,754
200,000200,000
30,26730,065
28,78827,405
200,000200
,000
11
44,75144,751
35,97536,521
34,98934,355
200,000200,000
33,90633,666
32,91931,500
200,000200
,000
12
50,13950,139
40,17640,825
39,68339,152
200,000200,000
37,67637,396
37,18335,723
200,000200
,000
13
55,79655,796
44,55145,334
44,55144,154
200,000200,000
41,56741,241
41,56740,062
200,000200
,000
14
61,73661,736
49,09250,065
49,09249,278
200,000200,000
45,60745,231
45,60744,445
200,000200
,000
15
67,97267,972
53,82855,014
53,82854,621
200,000200,000
49,78549,355
49,78548,962
200,000200
,000
16
74,52174,521
58,84660,275
58,84660,275
200,000200,000
54,09553,604
54,09553,604
200,000200
,000
17
81,39781,397
64,09065,797
64,09065,797
200,000200,000
58,54657,990
58,54657,990
200,000200
,000
18
88,61788,617
69,57271,585
69,57271,585
200,000200,000
63,15062,521
63,15062,521
200,000200
,000
19
96,19896,198
75,31077,664
75,31077,664
200,000200,000
67,88667,179
67,88667,179
200,000200
,000
20
104,158104,158
81,30384,075
81,30384,075
200,000200,000
72,78471,990
72,78471,990
200,000200
,000
21
112,516112,516
87,57090,847
87,57090,847
200,000200,000
77,82876,940
77,82876,940
200,000200
,000
22
121,291121,291
94,11797,997
94,11797,997
200,000200,000
83,03382,043
83,03382,043
200,000200
,000
23
130,506130,506
100,964105,54
9
100,964105,549
200,000200,000
88,41987,316
88,41987,316
200,000200
,000
24
140,181140,181
108,136113,52
2
108,136113,522
200,000200,000
93,97792,751
93,97792,751
200,000200
,000
25
150,340150,340
115,657121,95
0
115,657121,950
200,000200,000
99,72898,369
99,72898,369
200,000200
,000








30
209,282209,282
159,296172,198
159,296172,198
200,000210,082
131,780129,522
131,780129,522
200,000200,
000








35
284,509284,509
214,791238,218
214,791238,218
249,158276,332
171,856168,084
171,856168,084
200,000200,
000








40
380,519380,519
284,360324,749
284,360324,749
304,265347,481
223,308218,053
223,308218,053
238,939233,
317

1.	ASSUMES A $3,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
CONTRACT YEAR.
VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN
DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE.
ZERO VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY
BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE CONTRACT
FUND,
   CASH     SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT
FROM THOSE SHOWN IF
THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY
MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED
FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY  VEUL

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 12%
$200,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $3,000
 			ASSUMING CURRENT COSTS		      ASSUMING
GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHCONTRACT	SURRENDER	DEATH
	CASHCONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	 FUND VALUE(2)	VALUE(2)	BENEFIT(2)	 FUND
VALUE(2)
	VALUE(2)
	BENEFIT(2)
1
3,1503,150
2,8282,868
1,6021,6427
200,000200,000
2,7282,718
1,5021,492
200,000200
,000
2
6,4586,458
5,9536,035
4,5324,614
200,000200,000
5,7205,697
4,2994,276
200,000200
,000
3
9,9309,930
9,4079,508
7,7917,892
200,000200,000
9,0038,965
7,3877,349
200,000200
,000
4
13,57713,577
13,19913,343
11,38811,532
200,000200,000
12,61012,553
10,79910,742
200,000200
,000
5
17,40617,406
17,36717,554
15,36115,548
200,000200,000
16,57616,496
14,57014,490
200,000200
,000
6
21,42621,426
21,95122,183
19,75019,982
200,000200,000
20,91720,808
18,71718,607
200,000200
,000
7
25,64725,647
26,97427,273
24,57824,878
200,000200,000
25,69825,555
23,30223,159
200,000200
,000
8
30,08030,080
32,48632,876
30,32630,385
200,000200,000
30,94430,761
28,78528,270
200,000200
,000
9
34,73434,734
38,56039,044
36,70336,459
200,000200,000
36,70936,478
34,85233,892
200,000200
,000
10
39,62039,620
45,25945,841
43,77943,181
200,000200,000
43,05042,762
41,57140,103
200,000200
,000
11
44,75144,751
52,84253,438
51,85651,271
200,000200,000
50,03349,679
49,04747,512
200,000200
,000
12
50,13950,139
61,22761,791
60,73360,118
200,000200,000
57,73057,298
57,23755,625
200,000200
,000
13
55,79655,796
70,50470,995
70,50469,815
200,000200,000
66,20565,682
66,20564,502
200,000200
,000
14
61,73661,736
80,76481,134
80,76480,347
200,000200,000
75,56574,935
75,56574,148
200,000200
,000
15
67,97267,972
92,13792,284
92,13791,891
200,000200,000
85,89585,141
85,89584,748
200,000200
,000
16
74,52174,521
104,830104,62
3
104,830104,623
200,000200,000
97,29496,397
97,29496,397
200,000200
,000
17
81,39781,397
118,908118,18
6
118,908118,186
211,656210,371
109,893108,830
109,893108,830
200,000200
,000
18
88,61788,617
134,478133,03
9
134,478133,039
229,957227,496
123,816122,566
123,816122,566
211,725209
,588
19
96,19896,198
151,695149,29
0
151,695149,290
248,779244,836
139,122137,666
139,122137,666
228,161225
,773
20
104,158104,158
170,730167,08
0
170,730167,080
268,045262,316
155,964154,272
155,964154,272
244,864242
,207
21
112,516112,516
191,787186,55
0
191,787186,550
287,680279,825
174,491172,529
174,491172,529
261,737258
,794
22
121,291121,291
215,049207,87
6
215,049207,876
313,971303,498
194,844192,575
194,844192,575
284,473281
,159
23
130,506130,506
240,755231,25
4
240,755231,254
341,872328,381
217,217214,597
217,217214,597
308,448304
,728
24
140,181140,181
269,174256,87
6
269,174256,876
371,460354,489
241,803238,786
241,803238,786
333,688329
,525
25
150,340150,340
300,604284,96
3
300,604284,963
402,810381,851
268,846265,376
268,846265,376
360,253355
,604








30
209,282209,282
514,884471,215
514,884471,215
628,159574,883
449,723442,923
449,723442,923
548,662540,
366








35
284,509284,509
867,006763,672
867,006763,672
1,005,727885,860
737,201724,332
737,201724,332
855,153840,
225








40
380,519380,519
1,448,6181,223,
231
1,448,6181,223,2
31
1,550,0211,308,857
1,196,6901,172,8
99
1,196,6901,172,8
99
1,280,4581,
255,003


1.	ASSUMES A $3,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
CONTRACT YEAR.
VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN
DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE.
ZERO VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY
BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE CONTRACT
FUND,
   CASH     SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT
FROM THOSE SHOWN IF
THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY
MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED
FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


 Definitions
Accumulation Unit means the units credited to each Investment Division in the
Separate Account.
Age means the age of the Insured Person on his/her birthday which immediately
precedes the
   ContractPolicy     Date.
Attained Age means the age of the Insured Person on his/her birthday preceding a
   ContractPolicy
Anniversary date.
Beneficiary means the person or persons to whom the contract's death benefit is
paid when the Insured
Person dies.
Business Day means any day    we are open and the New York Stock
Exchange are is
open for trading.
CONTRACT DEFINITION.The holidays which we are closed but the New York
Stock
Exchange is open are the
day after Thanksgiving, and December 26, 2000. These days along with the days the New York Stock
Exchange is
not open for trading will not be counted as Business Days.

Cash Surrender Value means the    ContractPolicy     Fund on the date
of
surrender, less any Surrender
Charges.
   ContractPolicy     Fund means the total amount of monies in our
separate
Account A attributable to
your in-
force contract plus any monies in our General Account for your contract.
   ContractPolicy     Anniversary: The same month and day of the
   ContractPolicy     Date in each
year
following the    ContractPolicy     Date.
   ContractPolicy     Date means the date from which
   ContractPolicy
Anniversaries and
   ContractPolicy     Years are determined.
   ContractPolicy     Month means a month that starts on a Monthly
Anniversary
and ends on the
following
Monthly Anniversary.
   ContractPolicy     Year means a year that starts on the
   ContractPolicy
Date or on each
anniversary
thereafter.
Death Benefit means the amount payable under your contract when the
Insured
Person dies.
Evidence of Insurability means evidence, satisfactory to us, that the insured
person is insurable and
meets our
underwriting standards.
Funds mean the investment companies, more commonly called mutual funds, available for investment by
Separate
Account A on the    ContractPolicy     Date or as later changed by us.
Executive Office means where you write to us to pay premiums or take other
action, such as transfers
between
Investment Divisions, changes in Specified Amount, or other such action regarding your contract. The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
In Force means the Insured Person's life remains insured under the terms of the
contract.
Investment Division means a division of Separate Account A which invests
exclusively in the shares of
a specified
Portfolio of the Fund.
Minimum Premium Period: This is the period of time beginning on the
   ContractPolicy     Date and
ending
five years from the    ContractPolicy     Date.
   Modified Endowment ContractPolicyModified Endowment
ContractPolicy     is a
contract where
premiums are paid more rapidly than the rate defined by a 7-Pay Test. Monthly Anniversary means the day of each month that has the same numerical date as the
   ContractPolicy
    Date.
Net Cash Surrender Value means the Cash Surrender Value less any outstanding contract loan.
Net Premium means the premium paid less any deduction for premium taxes, less any deduction for the sales charge and less any per premium expenses.
Record Date means the date the contract is recorded on Our books as an In Force contract.
Separate Account means Our Separate Account A which receives and invests your
Net Premiums under the
contract.
Surrender Charges means a charge made only upon surrender of the contract. It includes a charge for sales related expenses and issue related expenses.



Performance
Performance information for the Investment Divisions may appear in reports and
advertising to current
and
prospective owners.  We base the performance information on the investment
experience of the
Investment Division
and the Funds.  The information does not indicate or represent future performance.
Total return quotations reflect changes in Funds' share prices, the automatic
reinvestment by the
Separate Account
of all distributions and the deduction of the mortality and expense risk charge.
The quotations will
not reflect
deductions from premiums (the sales charge, premium tax charge, and any per
premium expense charge),
the
monthly deduction from the    ContractPolicy     Fund (the expense
charge, the
cost of insurance
charge, and
any charges for additional benefits), the Surrender Charge, or other transaction
charges. Therefore,
these returns do
not show how actual investment performance will affect contract benefits.
A cumulative total return reflects performance over a stated period of time. An
average annual total
return reflects
the hypothetical annually compounded return that would have produced the same
cumulative total return
if the
performance had been constant over the entire period.  Average annual total
returns tend to smooth out
variations in
an Investment Division's returns and are not the same as actual year-
by-year
results.
Midland may advertise performance figures for the Investment Divisions based on
the performance of a
portfolio
before the Separate Account commenced operations.
Midland may provide individual hypothetical illustrations of
   ContractPolicy     Fund, Cash
Surrender Value,
and death benefits based on the Funds' historical investment returns. These illustrations will reflect the deduction of expenses in the Funds and the deduction of contract charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the
   ContractPolicy
    Fund and the Surrender
Charge. The illustrations do not indicate what contract benefits will be in the future.



Financial Statements
The financial statements of Midland National Life Insurance Company included in
this prospectus should
be
distinguished from the financial statements of the Midland National
Life
Separate Account A and should
be
considered only as bearing upon the ability of Midland to meet its obligations
under the
   ContractPolicy    s.
They should not be considered as bearing upon the investment performance of the assets held in the
Separate
Account.

prosp3veuledgar.txt


                        					Value
									Per
ASSETS						Shares	Share
Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $2,994,767)
                                     	2,994,767 	1.00 	$2,994,767
High Income Portfolio (cost $3,649,098)	338,611 	8.18 	2,769,834
Equity-Income Portfolio (cost $19,967,836)825,355 	25.52	21,063,063
Growth Portfolio (cost $50,334,548)		1,120,822 	43.65 48,923,881
Overseas Portfolio (cost $7,366,027)	341,410 	19.99 6,824,791
Midcap Portfolio (cost $741,207)		7,630		20.25 762,013
Variable Insurance Products Fund II
Asset Manager Portfolio (cost $7,748,122)	458,785 	16.00 7,340,554
Investment Grade Bond Portfolio (cost $1,756,496)
                                          145,262 	12.59 1,828,843
Index 500 Portfolio (cost $29,517,352)	190,498 	149.53 28,485,189
Contrafund Portfolio (cost $24,888,253)	997,566 	23.74  23,682,213
Asset Manager Growth: Portfolio (cost $4,762,469)
                                          292,651 	14.41  4,217,105
Variable Insurance Products Fund III:
Balanced Portfolio (cost $1,690,400)	110,823 	14.45  1,601,392
Growth & Income Portfolio (cost $5,609,156)351,324 	15.26  5,361,211
Growth Opportunities Portfolio (cost $8,412,954)395,295 17.74 7,012,526
American Century Variable Portfolios, Inc.:
Balanced Portfolio (cost $666,866)		90,104 	7.27 	655,058
Capital Appreciation Portfolio (cost $2,761,919)
                                          165,691    15.78 	2,614,605
International Portfolio (cost $6,062,501)	571,221    10.23 5,843,591
Value Portfolio (cost $1,723,244)		287,649 	6.67 	1,918,616
Income & Growth Portfolio (cost $1,214,956) 158,727 	7.11 	1,128,552
Massachusetts Financial Services:
VIT Emerging Growth Series (cost $9,060,232) 257,064 	28.84 7,413,717
VIT Investors Trust Series (cost $896,296) 43,204 	21.01	907,718
VIT New Discovery Series (cost $2,696,978) 154,011 	16.61 2,558,124
VIT Research Series (cost $2,226,205)       99,430 	20.80 2,068,139
Lord, Abbett & Company:
VC Growth & Income Portfolio (cost $1,284,868)56,736 	25.45 1,443,931
VC Mid-Cap Value Portfolio (cost $842,190)    64,512	14.38 927,688
VC International Portfolio (cost $133,733)	11,914 8.56	101,989
Fred Alger Management Inc.:
Growth Portfolio (cost $83,467)			1,710 47.27	80,823
MidCap Growth Portfolio (cost $237,902)	7,740 	30.62 236,992
Leveraged AllCap Portfolio (cost $692,747)16,133      38.80	625,949
Small Capitalization Portfolio (cost $35,355)	1,412 23.49	33,163
Total investments (cost $200,058,144)	               $191,426,037




								Value
								Per
NET ASSETS		           		Units		Unit

Net assets represented by:
	Variable Insurance Products Fund:
		Money Market Portfolio	231,932 	12.91 	$2,994,767
		High Income Portfolio	204,165 	13.57 	2,769,834
		Equity-Income Portfolio	914,981 	23.02 	21,063,063
		Growth Portfolio		1,623,991 	30.13 	48,923,881
		Overseas Portfolio	365,657 	18.66 	6,824,791
		Midcap Portfolio		76,122 	10.01 	762,013
	Variable Insurance Products Fund II:
		Asset Manager Portfolio	321,545 	22.83 	7,340,554
		Investment Grade Bond Portfolio119,93715.25 	1,828,843
		Index 500 Portfolio	1,609,845 	17.69 	28,485,189
		Contrafund Portfolio	1,283,140 	18.46 	23,682,213
		Asset Manager: Growth Portfolio284,303 14.83	4,217,105
	Variable Insurance Products Fund III:
		Balanced Portfolio	126,226 	12.69 	1,601,392
		Growth & Income Portfolio343,097 	15.63 	5,361,211
		Growth Opportunities Portfolio569,912 12.30 	7,012,526
	American Century Variable Portfolios, Inc.:
		Balanced Portfolio	49,521 	13.23 	655,058
		Capital Appreciation Portfolio146,195 17.88 	2,614,605
		International Portfolio	360,479 	16.21 	5,843,591
		Value Portfolio		135,863 	14.12 	1,918,616
		Income & Growth Portfolio93,648 	12.05 	1,128,552
	Massachusetts Financial Services:
		VIT Emerging Growth Series430,552 	17.22 	7,413,717
		VIT Investors Trust Series75,085    12.09 	907,718
		VIT New Discovery Series121,519 	21.05  	2,558,124
		VIT Research Series	152,977 	13.52  	2,068,139
	Lord, Abbett & Company:
		VC Growth & Income Portfolio95,009  15.20 	1,443,931
		VC Mid-Cap Value Portfolio59,942 	15.48 	927,688
		VC International Portfolio11,179 	9.12 		101,989
	Fred Alger Management, Inc.:
		Growth			9,951 	8.12 		80,823
		MidCap Growth		27,232 	8.70 		236,992
		Leveraged AllCap		83,262 	7.52 		625,949
		Small Capitalization	4,166 	7.96 		33,163

		Net assets			9,931,433 		$191,426,037




Operations (1) side one (page 4)
							Combined

					2000		1999		1998

Investment income:
	Dividend income		$2,272,124 	$1,485,972
	$980,408
	Capital gains distributions	11,592,444 		5,126,967
	4,404,907

					13,864,568 		6,612,939
	5,385,315

	Expenses:
		Administrative expense	151,862 		139,610
	112,287
		Mortality and expense risk 1,628,558 		1,124,796
	660,451

		Net investment income	12,084,148 		5,348,533
	4,612,577

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 7,009,565 		6,968,775
	2,782,785
	Net unrealized (depreciation) appreciation on
		investments		(36,589,184)		13,329,487
	7,854,876

		Net realized and unrealized (losses) gains on
			investments	(29,579,619)		20,298,262
	10,637,661

		Net (decrease) increase in net assets resulting
			from operations	 $(17,495,471)		$25,646,795

	$15,250,238

Net assets at beginning of year		$160,965,073
	$98,414,651
		$54,189,603

Net (decrease) increase in net assets resulting from
	operations			(17,495,471)		25,646,795
	15,250,238

Capital shares transactions:
	Net premiums			72,289,446 		55,894,834
	40,629,334
	Transfers of policy loans	(3,554,117)		(3,027,080)
	(1,812,692)
	Transfers of cost of insurance	(14,761,408)
	(10,455,885)
		(6,444,223)
	Transfers of surrenders		(6,184,827)		(5,196,901)
	(3,055,075)
	Transfers of death benefits	(225,695)		(136,802)
	(144,047)
	Transfers of other terminations	(547,700)		(322,175)
	(198,487)
	Interfund and net transfers to general account 940,736
	147,636
		Net increase (decrease) in net assets from capital share
			transactions	47,956,435 		36,903,627
	28,974,810

Total increase (decrease) in net assets	30,460,964 		62,550,422
	44,225,048

Net assets at end of year			$191,426,037
	$160,965,073
		$98,414,651





Operations (1) side two (page 4)
Variable Insurance Products Fund
Money Market Portfolio				High Income Portfolio
2000		1999		1998		2000		1999		1998


$198,571 	$184,312 	$123,409 	$240,215 	$297,898 	$178,129
11,138 		113,186

198,571		184,312 	123,409 	240,215 	309,036
	291,315

1,980 		2,956 		2,905 		4,091
	4,861
		4,792
29,107 		32,625 		20,969 		29,955
	31,332
		26,040

167,484 	148,731 	99,535 		206,169 	272,843
	260,483

						(274,899)	(168,077)	44,450

						(767,286)	120,076 	(460,189)
						(1,042,185)	(48,001)	(415,739)

$167,484 	$148,731 	$99,535 	$(836,016)	$224,842 	$(155,256)

$4,656,942 	$2,731,098 	$1,393,023 	$3,555,219 	$3,163,974 	$2,830,980

167,484 	148,731 	99,535 		(836,016)	224,842
	(155,256)

5,381,751 	3,387,118 	1,970,072 	988,497 	1,057,899 	1,477,592
15,327 		(137,095)	(96,356)	(82,316)	(71,479)
	(94,338)
(279,106)	(198,599)	(148,349)	(331,196)	(301,939)	(251,359)
(63,468)	(913,421)	(450,390)	(134,088)	(377,937)	(287,811)
		(62)				(1,509)		(2,669)
	(336)
(45,680)	(2,870)		(519)		(5,117)		(3,359)
	(2,422)
(6,838,483)	(357,958)	(35,918)	(383,640)	(134,113)	(353,076)
(1,829,659)	1,777,113 	1,238,540 	50,631 		166,403
	488,250

(1,662,175)	1,925,844 	1,338,075 	(785,385)	391,245 	332,994
$2,994,767 	$4,656,942 	$2,731,098 	$2,769,834 	$3,555,219 	$3,163,974



Operations (2) side one (page 5)
			Variable Insurance Products Fund
							Equity-Income Portfolio


					2000		1999		1998

Investment income:
	Dividend income		$323,300 	$241,870 	$145,189
	Capital gains distributions	1,218,012 	534,659 	516,702
					1,541,312 	776,529 	661,891

Expenses:
		Administrative expense	21,504 		23,087
	20,642
		Mortality and expense risk 174,011 	163,697 	114,253

		Net investment income	1,345,797 	589,745 	526,996

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 421,865 	702,551
	464,171
	Net unrealized (depreciation) appreciation on
		investments		(320,254)	(438,403)	297,365

		Net realized and unrealized gains (losses) on
			investments	101,611 	264,148 	761,536

		Net increase (decrease) in net assets resulting
			from operations	 $1,447,408 	$853,893
	$1,288,532

Net assets at beginning of year		$19,166,789 	$15,731,177
	$10,118,500

Net increase (decrease) in net assets resulting from
		Operations		1,447,408 	853,893 	1,288,532

Capital shares transactions:
	Net premiums			4,542,173 	5,797,797 	6,101,737
	Transfers of policy loans	(455,629)	(438,545)	(286,720)
	Transfers of cost of insurance	(1,572,315)	(1,512,678)
	(1,071,429)
	Transfers of surrenders		(757,803)	(585,741)	(380,774)
	Transfers of death benefits	(21,788)	(17,919)	(42,005)
	Transfers of other terminations	(69,290)	(82,773)
	(43,973)
	Interfund and net transfers to general account	(1,216,482)
	(578,422)
	47,309

		Net increase in net assets from capital share
transactions	448,866 	2,581,719 	4,324,145

Total increase (decrease) in net assets	1,896,274 	3,435,612
	5,612,677

Net assets at end of year			$21,063,063 	$19,166,789
	$15,731,177




Operations (2) side two (page 5)
Variable Insurance Products Fund
Growth Portfolio				Overseas Portfolio
2000		1999		1998		2000		1999		1998


$51,524 	$51,552 	$90,127 	$100,569 	$75,635 	$74,765
5,126,652 	3,241,329 	2,357,538 	633,310 	121,991 	220,360

5,178,176 	3,292,881 	2,447,665 	733,879 	197,626 	295,125

61,820 		51,850 		38,417 		9,759
	8,600
		7,786
461,859 	314,847 	197,513 	66,091 		50,231
	39,797

4,654,497 	2,926,184 	2,211,735 	658,029 	138,795 	247,542

3,085,197 	2,439,437 	998,269 	309,555 	200,191 	101,507

(14,377,536)	6,119,672 	4,140,818 	(2,579,186)	1,772,376 	78,405


(11,292,339)	8,559,109 	5,139,087 	(2,269,631)	1,972,567
	179,912


$(6,637,842)	$11,485,293 	$7,350,822 	$(1,611,602)
	$2,111,362
	$427,454

$46,051,700 	$28,503,893 	$17,132,404 	$7,360,544
	$4,895,040
	$3,708,222


(6,637,842)	11,485,293 	7,350,822 	(1,611,602)	2,111,362 	427,454


13,996,420 	10,176,313 	7,318,889 	1,847,125 	1,397,618 	1,583,685
(1,232,062)	(889,497)	(590,467)	(166,864)	(169,168)	(97,787)
(3,118,570)	(2,167,948)	(1,601,618)	(501,282)	(378,999)	(366,371)
(1,937,208)	(1,471,759)	(817,281)	(294,620)	(189,968)	(255,013)
(59,173)	(35,465)	(23,796)	(11,140)	(7,260)
	(4,169)
(168,055)	(87,911)	(57,078)	(20,699)	(9,915)
	(3,207)
2,028,671 	538,781 	(207,982)	223,329 	(288,166)	(97,774)


9,510,023 	6,062,514 	4,020,667 	1,075,849 	354,142 	759,364

2,872,181 	17,547,807 	11,371,489 	(535,753)	2,465,504 	1,186,818

$48,923,881 	$46,051,700 	$28,503,893 	$6,824,791
	$7,360,544
	$4,895,040



Operations (3) side one (page 6)
			Variable Insurance Products Fund II
								Midcap Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$2,096 		$-
	$-
	Capital gains distributions
2,096 		- 		-

	Expenses:
		Administrative expense
		Mortality and expense risk		600

		Net investment income			1,496 		-
	-

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	(276)
	Net unrealized (depreciation) appreciation on
			investments			20,806

		Net realized and unrealized (losses) gains on
				investments		20,530 		-
	-

		Net (decrease) increase in net assets resulting
				from operations		$22,026 	$-
	$-

Net assets at beginning of year				$- 		$-
	$-

Net (decrease) increase in net assets resulting from
		operations				22,026

Capital shares transactions:
	Net premiums					168,799
	Transfers of policy loans			301
	Transfers of cost of insurance			(3,578)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account	574,465

		Net increase (decrease) in net assets from capital share
				transactions		739,987 	-
	-

Total increase (decrease) in net assets			762,013
	-
	-

Net assets at end of year					$762,013
	$-
	$-


Operations (3) side two (page 6)
Variable Insurance Products Fund II
Asset Manager Portfolio		Investment Grade Bond Portfolio
2000		1999		1998		2000		1999		1998
$251,923 	$242,526 	$187,684 	$100,766 	$45,131 	$39,734
593,513 	307,200 	563,053 			14,159 		4,714

845,436 	549,726 	750,737 	100,766 	59,290 		44,448


12,376 		13,150 		12,260 		1,669
	1,699
		1,721
69,700 		68,917 		58,657 		13,845
	11,583
		8,643

763,360 	467,659 	679,820 	85,252 		46,008
	34,084


70,201 		219,173 	155,701 	(513)		(4,421)
	15,445

(1,218,082)	46,216 		18,174 		75,179
	(66,827)
	20,815


(1,147,881)	265,389 	173,875 	74,666 		(71,248)	36,260

$(384,521)	$733,048 	$853,695 	$159,918 	$(25,240)	$70,344

$8,020,155 	$7,287,457 	$5,864,777 	$1,475,493 	$1,142,457 	$823,750

(384,521)	733,048 	853,695 	159,918 	(25,240)	70,344


1,308,327 	1,422,179 	1,504,185 	470,512 	632,765 	397,712
(142,182)	(167,137)	(174,116)	(24,573)	(33,143)	(10,939)
(475,448)	(466,509)	(449,699)	(151,963)	(113,723)	(88,089)
(512,663)	(309,764)	(249,884)	(66,368)	(43,742)	(53,582)
(8,961)		(10,107)	(12,156)			(3,144)
	(3,204)
(12,298)	(15,401)	(15,437)	(9,632)		(567)		(927)
(451,855)	(453,611)	(33,908)	(24,544)	(80,170)	7,392


(295,080)	(350)		568,985 	193,432 	358,276 	248,363

(679,601)	732,698 	1,422,680 	353,350 	333,036 	318,707

$7,340,554 	$8,020,155 	$7,287,457 	$1,828,843 	$1,475,493 	$1,142,457


Operations (4) side one (page 7)
			Variable Insurance Products Fund II
						Index 500 Portfolio
					2000			1999			1998

Investment income:
	Dividend income		$254,064 		$128,287
	$58,842
	Capital gains distributions	111,058 		87,052
	136,288

					365,122 		215,339
	195,130

Expenses:
		Administrative expense	14,320 			13,208

	9,557
		Mortality and expense risk 245,786 		157,133
	71,255

		Net investment income	105,016 		44,998
	114,318

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments 1,401,176 	1,778,768
	478,120
	Net unrealized (depreciation) appreciation on
			investments		(4,457,329)	1,472,113 	1,380,373

		Net realized and unrealized (losses) gains on
				investments	(3,056,153)	3,250,881 	1,858,493

		Net (decrease) increase in net assets resulting
			from operations		$(2,951,137)
	$3,295,879
	$1,972,811

Net assets at beginning of year			$23,862,419
	$12,222,424 	$4,566,701

Net (decrease) increase in net assets resulting from
		operations			(2,951,137)		3,295,879
	1,972,811

Capital shares transactions:
	Net premiums				11,792,707 		10,595,877
	6,643,119
	Transfers of policy loans		(565,304)		(405,576)
	(200,663)
	Transfers of cost of insurance		(2,678,279)
	(1,794,224)
	(886,807)
	Transfers of surrenders			(738,138)		(435,170)
	(183,244)
	Transfers of death benefits		(54,635)		(23,612)
	(16,201)
	Transfers of other terminations		(59,505)
	(40,320)
	(17,516)
	Interfund and net transfers to general account	(122,939)
	447,141
	344,224

		Net increase (decrease) in net assets from capital share
				transactions	7,573,907 		8,344,116
	5,682,912

Total increase (decrease) in net assets		4,622,770
	11,639,995
	7,655,723

Net assets at end of year				$28,485,189
	$23,862,419 	$12,222,424



Operations (4) side two (page 7)
Variable Insurance Products Fund II
Contrafund Portfolio					Asset Manager: Growth
Portfolio
2000		1999		1998		2000		1999		1998

$71,435 	$56,072 	$37,587 	$88,847 	$69,487 	$28,628
2,593,074 	411,195 	276,533 	360,190 	115,247 	133,880

2,664,509 	467,267 	314,120 	449,037 	184,734 	162,508


15,199 		13,678 		10,181 		3,515
	3,315
		2,638
199,695 	129,843 	68,560 		39,573 		31,033
	17,363

2,449,615 	323,746 	235,379 	405,949 	150,386 	142,507


919,979 	996,724 	405,977 	34,829 		99,198
	30,155

(5,176,298)	1,960,685 	1,432,988 	(1,061,854)	235,779 	148,003


(4,256,319)	2,957,409 	1,838,965 	(1,027,025)	334,977 	178,158


$(1,806,704)	$3,281,155 	$2,074,344 	$(621,076)	$485,363
	$320,665

$19,665,270 	$11,030,567 	$5,101,986 	$4,209,771 	$2,756,403
	$1,304,663


(1,806,704)	3,281,155 	2,074,344 	(621,076)	485,363 	320,665


8,994,345 	7,357,636 	5,148,927 	1,455,890 	1,396,405 	1,392,497
(436,462)	(379,002)	(203,142)	(102,711)	(55,156)	(10,349)
(1,924,118)	(1,342,024)	(746,910)	(357,509)	(277,111)	(221,079)
(853,076)	(520,528)	(248,949)	(118,400)	(73,603)	(21,053)
(44,362)	(22,308)	(24,534)	(917)		(613)		(91)
(41,127)	(29,593)	(34,555)	(13,237)	(7,983)
	(5,348)
128,447 	289,367 	(36,600)	(234,706)	(13,934)	(3,502)


5,823,647 	5,353,548 	3,854,237 	628,410 	968,005 	1,131,075

4,016,943 	8,634,703 	5,928,581 	7,334 		1,453,368
	1,451,740

$23,682,213 	$19,665,270 	$11,030,567 	$4,217,105
	$4,209,771
	$2,756,403
Operations (5) side one (page 8)
				Variable Insurance Products Fund III
						Balanced Portfolio
					2000		1999		1998

Investment income:
	Dividend income		$40,897 	$17,288 	$3,696
	Capital gains distributions	34,081 		20,091
	5,647

					74,978 		37,379 		9,343

	Expenses:
		Administrative expense	89 		91 		62
		Mortality and expense risk 13,084 	9,164 		3,005

		Net investment income (loss)	61,805 		28,124
	6,276

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(4,713)
	15,035
		6,509
	Net unrealized (depreciation) appreciation on
			investments			(133,230)	(6,334)
	48,417

		Net realized and unrealized (losses) gains on
			investments			(137,943)	8,701 	54,926

		Net (decrease) increase in net assets resulting
				from operations		$(76,138)	$36,825
	$61,202

Net assets at beginning of year				$1,314,548
	$669,509
	$121,777

Net (decrease) increase in net assets resulting from
		operations				(76,138)	36,825
	61,202

Capital shares transactions:
	Net premiums					629,057 	726,871
	539,114
	Transfers of policy loans			(12,013)	(6,519)
	(5,099)
	Transfers of cost of insurance			(155,979)
	(112,524)
	(45,367)
	Transfers of surrenders				(11,649)	(6,723)
	(11,935)
	Transfers of death benefits
	Transfers of other terminations			(700)
	(3,587)

	Interfund and net transfers to general account	(85,734)	10,696

	9,817

		Net increase (decrease) in net assets from capital share
				transactions		362,982 	608,214
	486,530
Total increase (decrease) in net assets			286,844
	645,039
	547,732

Net assets at end of year					$1,601,392
	$1,314,548
	$669,509




Operations (5) side two (page 8)
Variable Insurance Products Fund III
Growth & Income Portfolio			Growth Opportunities Portfolio

2000		1999		1998		2000		1999		1998


$50,391 	$12,182 	$- 		$83,187 	$38,764 	$8,299
328,878 	24,365 		1,443 		421,879 	72,472
	28,848

379,269 	36,547 		1,443 		505,066 	111,236
	37,147


840 		587 		218 		1,126 		1,134
	639
45,659 		27,720 		6,973 		63,883
	46,053
		15,685

332,770 	8,240 		(5,748)		440,057 	64,049
	20,823


(48,726)	185,719 	37,985 		(126,481)	223,702 	50,809

(499,869)	51,567 		199,570 	(1,712,965)	(105,022)
	394,294


(548,595)	237,286 	237,555 	(1,839,446)	118,680 	445,103


$(215,825)	$245,526 	$231,807 	$(1,399,389)	$182,729
	$465,926

$4,422,690 	$1,813,193 	$214,268 	$6,611,175 	$3,552,709 	$544,175


(215,825)	245,526 	231,807 	(1,399,389)	182,729 	465,926

2,452,093 	2,728,935 	1,372,004 	3,410,422 	3,765,062 	2,646,226
(7,998)		(85,889)	(9,957)		(84,767)	(83,842)
	(9,991)
(572,176)	(414,826)	(110,453)	(816,326)	(633,052)	(234,192)
(137,016)	(56,767)	(4,601)		(201,459)	(93,710)
	(27,363)
(553)						(3,757)		(12,984)
(10,332)	(5,993)		(433)		(19,361)	(22,217)
	(6,801)
(569,672)	198,511 	120,558 	(484,012)	(43,520)	174,729


1,154,346 	2,363,971 	1,367,118 	1,800,740 	2,875,737 	2,542,608

938,521 	2,609,497 	1,598,925 	401,351 	3,058,466 	3,008,534

$5,361,211 	$4,422,690 	$1,813,193 	$7,012,526 	$6,611,175 	$3,552,709
Operations (6) side one (page 9)
			American Century Variable Portfolios, Inc.
							Balanced Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$11,784 	$6,884
	$1,086
	Capital gains distributions			7,421 		47,498

	6,735

							19,205 		54,382
	7,821

	Expenses:
		Administrative expense			38 		32
	20
		Mortality and expense risk		4,815 		3,807

	1,392

		Net investment income (loss)		14,352 		50,543

	6,409

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(5,486)
	(9,315)
		(1,944)
	Net unrealized (depreciation) appreciation on
			investments			(33,188)	2,280
	18,540

		Net realized and unrealized (losses) gains on
				investments		(38,674)	(7,035)
	16,596

		Net (decrease) increase in net assets resulting
				from operations		$(24,322)	$43,508
	$23,005

Net assets at beginning of year				$566,994
	$329,779
	$52,097

Net (decrease) increase in net assets resulting from
		operations				(24,322)	43,508
	23,005

Capital shares transactions:
	Net premiums					306,429 	232,299
	288,299
	Transfers of policy loans			(3,389)
	(1,958)
	(5,411)
	Transfers of cost of insurance			(58,047)
	(52,048)
	(24,458)
	Transfers of surrenders				(4,004)
	(8,705)
	(5,978)
	Transfers of death benefits
	Transfers of other terminations			(849)		(487)
	(5,006)
	Interfund and net transfers to general account	(127,754)	24,606

	7,231

		Net increase (decrease) in net assets from capital share
			transactions			112,386 	193,707
	254,677

Total increase (decrease) in net assets			88,064
	237,215
	277,682

Net assets at end of year					$655,058
	$566,994
	$329,779


Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.
Capital Appreciation Portfolio				International
Portfolio
2000		1999		1998		2000		1999		1998

$- 		$- 		$- 		$4,498 		$- 		$1,827
34,775 				4,895 		67,255
	18,759

34,775 				4,895 		71,753
	20,586


672 		78 		41 		1,138 		550 		239
15,133 		3,625 		1,207 		43,128
	17,131
		5,145

18,970 		(3,703)		3,647 		27,487
	(17,681)
		15,202


336,962 	20,957 		(14,210)	377,907 	145,309 	18,863

(405,351)	248,994 	14,374 		(1,406,332)	1,131,790 	54,979


(68,389)	269,951 	164 		(1,028,425)	1,277,099 	73,842

$(49,419)	$266,248 	$3,811 		$(1,000,938)	$1,259,418
	$89,044

$831,750 	$217,542 	$73,008 	$3,387,853 	$1,177,307 	$199,713


(49,419)	266,248 	3,811 		(1,000,938)	1,259,418 	89,044


1,103,707 	273,950 	183,887 	2,563,900 	1,325,707 	1,002,411
(31,768)	(6,348)		(241)		(66,088)	(28,277)
	(5,436)
(134,431)	(55,524)	(29,375)	(399,364)	(243,441)	(82,794)
(29,108)	(4,395)		(13,744)	(106,462)	(76,073)
	(12,709)
						(8,402)		(659)
(13,427)					(9,996)		(529)
	(5,265)
937,301 	140,277 	196 		1,483,088 	(25,600)	(7,657)


1,832,274 	347,960 	140,723 	3,456,676 	951,128 	888,550

1,782,855 	614,208 	144,534 	2,455,738 	2,210,546 	977,594

$2,614,605 	$831,750 	$217,542 	$5,843,591 	$3,387,853 	$1,177,307


Operations (7) side one (page 10)
			American Century Variable Portfolios, Inc.

					Value Portfolio				Income
&
Growth Portfolio
2000		1999		1998		2000		1999	1998

Investment income:

	Dividend income	$15,145 	$8,547 		$1,367
	$3,768
		$18 	$39
	Capital gains distributions 38,754 	80,972 		16,326

				53,899 		89,519 		17,693
	3,768 		18 	39

	Expenses:
		Administrative expense	241 	166 		111 		101
	18

		Mortality and expense risk	11,759 	9,012 	3,549

	8,007 		2,297 	10

		Net investment income (loss)	41,899 	80,341
	14,033
		(4,340)	(2,297)	29

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments (53,937)	(21,056)
(10,206)
	18,987 	11,286 		38
	Net unrealized appreciation (depreciation) on
			investments	265,786 	(91,791)	19,163
	(131,932)
	44,403 	1,125

		Net realized and unrealized gains (losses) on
			investments	211,849 	(112,847)	8,957
	(112,945)
	55,689 		1,163

		Net increase (decrease) in net assets resulting
			from operations	$253,748 	$(32,506)	$22,990
$(117,285)
	$53,392 	$1,192

Net assets at beginning of year	$1,149,267 	$778,580 	$139,559
	$543,814
	$32,520 	$-

Net increase (decrease) in net assets resulting from
		operations	253,748 	(32,506)	22,990
	(117,285)
	53,392 		1,192

Capital shares transactions:
	Net premiums	624,379 	604,324 	699,611 	715,067
	458,673
	30,706
	Transfers of policy loans	(12,949)	(26,391)	(11,530)
	(13,934)
	(4,650)
	Transfers of cost of insurance	(161,042)	(146,617)
	(82,653)
	(103,406)	(39,156) (128)
	Transfers of surrenders		(29,020)	(11,525)	(24,446)
	(27,368)
	(6,230)
	Transfers of death benefits	(441)				(17,555)
	Transfers of other terminations	(4,230)		(341)

	(3,299)		(1,700)
	Interfund and net transfers to general account	98,904
	(16,257)
	52,604 	134,963 	50,965 	750

		Net increase (decrease) in net assets from
			capital share transactions	515,601 403,193
616,031
702,023 	457,902   31,328

Total increase (decrease) in net assets	769,349  370,687 	639,021
	584,738
	511,294 	32,520

Net assets at end of year	  $1,918,616 	$1,149,267 	$778,580
	$1,128,552 	$543,814 	$32,520


Operations (7) side two (page 10)
Massachusetts Financial Services
VIT Emerging Growth Series		VIT Investors Trust Series	VIT
New
Discovery Series
2000	  1999	1998			2000	1999	1998		2000	1999
	1998
$252,972 	$- 	$- 		$8,442 	$271 	$- 		$17,599
	$- 	$-
					326 					4,805

252,972 				8,442 		597 		17,599
	4,805


1,363 		138 	4 		30 	14 				457
	8
49,357 		5,706 	46 		6,107 	1,242 	5

	12,907 	670 	1

202,252 	(5,844)	(50)		2,305 	659)	(5)
	4,235
	4,127 	(1)


451,575 	53,417 	146 		4,965 	1,508 	8
	27,588 	9,700 	15


(2,314,337)	660,695 	7,127 	(2,262)	13,099 	585
	(200,760)	61,765 	142


(1,862,762)	714,112 	7,273 	2,703 	14,607 	593
	(173,172)
	71,465 	157


$(1,660,510)	$708,268 	$7,223 	$5,008 	$13,948 	$588
	$(168,937)	$75,592   $156

$2,130,426 	$56,516    $- 	$327,730 	$11,356 	$- 	$260,546
	$1,975
	$-


(1,660,510)	708,268 	7,223 	5,008 	13,948 	588
	(168,937)
	75,592 	156


4,499,180   1,179,624 	47,502 		623,594 	306,592 	10,680
	1,454,717 	123,165
	1,842
(56,468)	(19,820)		(14,554)	(4,353)
	(21,864)
	(929)
(503,972)  (91,290)	(315)	(82,468)	(22,366)	(120)	(135,746)
	(9,233)
	(23)
(135,661)	(5,420)	(918)	(5,787)	(537)			(6,327)
	(20)
(9,143)				(162)
(21,846)		(2,518)				(1,773)
	(4,275)

3,171,711 	305,066 	3,024 	56,130 	23,090 	208
	1,180,010
	69,996


6,943,801 	1,365,642 	49,293 	574,980    302,426 	10,768
	2,466,515 	182,979 1,819

5,283,291 2,073,910 	56,516 	579,988 	316,374 	11,356
	2,297,578 	258,571   1,975

$7,413,717    $2,130,426    $56,516   $907,718   $327,730   $11,356
$2,558,124
$260,546 	$1,975


Operations (8) side one (page 11)
				Massachusetts Financial Services

						VIT Research Series
						2000		1999		1998

Investment income:
	Dividend income			$79,797 	$853 		$-
	Capital gains distributions				4,509

						79,797 		5,362

	Expenses:
		Administrative expense		446 		378 		54
		Mortality and expense risk	13,354 		5,028
	349

		Net investment income (loss)	65,997 		(44)
	(403)

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	72,697 	59,575

	909
	Net unrealized (depreciation) appreciation on
			investments		(300,949)	101,858 	41,025

		Net realized and unrealized (losses) gains on
				investments	(228,252)	161,433 	41,934

		Net (decrease) increase in net assets resulting
				from operations		$(162,255)	$161,389
	$41,531

Net assets at beginning of year				$938,619
	$245,451 	$-

Net (decrease) increase in net assets resulting from
		operations				(162,255)	161,389 	41,531

Capital shares transactions:
	Net premiums					1,177,630 	589,890
	204,167
	Transfers of policy loans			(21,881)	(8,835)
	(150)
	Transfers of cost of insurance			(121,224)
	(47,574)
	(2,238)
	Transfers of surrenders				(8,258)
	(5,062)
	(5,394)
	Transfers of death benefits			(97)
	Transfers of other terminations			(5,758)
	(205)
	Interfund and net transfers to general account	271,363 	3,565

	7,535

		Net increase (decrease) in net assets from capital share
				transactions		1,291,775 	531,779
	203,920

Total increase (decrease) in net assets			1,129,520
	693,168
	245,451

Net assets at end of year				$2,068,139 	$938,619
	$245,451



Operations (8) side two (page 11)
Lord, Abbett & Company
VC Mid-Cap			VC International
VC Growth Income Portfolio		Value Portfolio		Portfolio
2000	1999	1998			2000	1999			2000	1999

$10,969 	$7,938   $- 		$5,828 	$8 		$3,537
	$12
27,959 		22,490 			1,102 		437

10,969 		35,897 	28,318 	8 		4,639
	449

(983)		12 		 		55 				16
7,520 		2,097 		34 		1,855 		1
	769 		2

4,432 		33,788 	(34)		26,408 	7 		3,854
	447


(1,309)		9,389 		68 	13,595 	1
	(16,083)
	4

167,269 	(5,938)		(1,217)		85,277 	222
	(31,957)
	212

165,960 	3,451 		(1,149)		98,872 	223
	(48,040)
	216

$170,392 	$37,239 	$(1,183)	$125,280 	$230 	$(44,186)	$663

$443,354 	$63,724 	$- 	$6,486 	$- 	$5,519 	$-

170,392 	37,239 	(1,183)		125,280 	230 	(44,186)
	663

712,612 	348,427 	64,470 	575,908 	4,819 	135,149
	4,889
(6,742)		(3,471)				(5,060)
	(884)
(93,703)	(34,423)	(397)	(8,809)		(24)	(8,284)
	(33)
(6,799)		(101)		(6)	(77)
 (655)
(7,002)		(3,906)				(212)
232,474 	35,865 	840 	234,172 	1,461 		14,675

830,185 	342,391 	64,907 	795,922 	6,256 	140,656
	4,856

1,000,577 	379,630 	63,724 	921,202 	6,486 		96,470
	5,519

$1,443,931 	$443,354 	$63,724 	$927,688 	$6,486 	$101,989
	$5,519



Operations (9) (page 12)
			Fred Alger Management, Inc.
					MidCap		Leveraged		Small
			Growth	Growth		AllCap
	Capitalization
			2000		2000			2000			2000
Investment income:
	Dividend income$- 		$- 		$- 			$-
	Capital gains distributions
				- 		- 		- 			-

	Expenses:
		Administrative expense
		Mortality and expense risk	51 	189 		730
	29

		Net investment loss	(51)		(189)		(730)
	(29)

Realized and unrealized gains (losses) on investments:
	Net realized losses on investments		(19)	(861)	(4,134)
	(76)
	Net unrealized (depreciation) appreciation on
			investments		(2,644)		(910)	(66,798)
	(2,192)

		Net realized and unrealized losses on
				investments	(2,663)		(1,771)
	(70,932)
	(2,268)

		Net (decrease) increase in net assets resulting
			from operations	$(2,714)    $(1,960)	$(71,662)
	$(2,297)

Net assets at beginning of year	$- 	$- 	$- 		$-
Net (decrease) increase in net assets resulting from
		operations	(2,714)		(1,960)		(71,662)
	(2,297)

Capital shares transactions:
	Net premiums		37,082 	93,055 	207,014 	21,905
	Transfers of policy loans	62 	338 		(1,683)
	Transfers of cost of insurance	(921)	(2,063)
	(9,402)
	(681)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account   47,314   147,622
	501,682 	14,236

		Net increase (decrease) in net assets from
			capital share transactions	83,537    238,952
	697,611
	35,460

Total increase (decrease) in net assets	80,823 	236,992
	625,949
	33,163

Net assets at end of year		$80,823 	$236,992 	$625,949
	$33,163



1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable universal life insurance policies of the
Company. Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"),  Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.




Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:
	Money Market Portfolio				0.35%		0.27%
	0.30%
	High Income Portfolio				0.68%		0.69%
	0.70%
	Equity-Income Portfolio				0.56%		0.57%
	0.58%
	Growth Portfolio				0.65%		0.66%		0.68%
	Overseas Portfolio       				0.89%		0.91%
	0.91%
	Midcap Portfolio 				0.74%
Variable Insurance Products Fund II:
	Asset Manager Portfolio			0.61%		0.63%		0.64%
	Investment Grade Bond Portfolio		0.54%		0.54%
	0.57%
	Index 500 Portfolio				0.28%		0.28%
	0.35%
	Contrafund Portfolio				0.66%		0.67%
	0.70%
	Asset Manager: Growth Portfolio		0.69%		0.71%
	0.73%
Variable Insurance Products Fund III:
	Balanced Portfolio 				0.58%		0.57%
	0.59%
	Growth & Income Portfolio 			0.58%		0.60%
	0.61%
	Growth Opportunities Portfolio 			0.68%		0.69%
	0.71%
American Century Variable Portfolios. Inc.:
	Balanced Portfolio				0.90%		0.90%
	0.97%
	Capital Appreciation Portfolio			0.98%		1.00%
	1.00%
	International Portfolio				1.23%		1.34%
	1.47%
	Value Portfolio					1.00%		1.00%
	1.00%
	Income and Growth Portfolio			0.70%		0.70%
	0.70%
Massachusetts Financial Services Investment Management:
	VIT Emerging Growth Series Portfolio		0.85%		0.84%
	0.85%
	VIT Investors Trust Series Portfolio 		0.87%		0.88%
	0.88%
	VIT New Discovery Series Portfolio		1.06%		1.07%
	1.17%
	VIT Research Series Portfolio			0.85%		0.86%
	0.86%
Lord, Abbett & Company:
	VC Growth & Income Portfolio			1.03%		0.87%
	0.51%
	VC Mid-Cap Value Portfolio			0.35%		1.10%
	1.10%
	VC International Portfolio 			0.35%		1.35%
	1.35%
Fred Alger Management, Inc.:
	Growth Portfolio 				0.79%
	MidCap Growth Portfolio 			0.84%
	Leveraged AllCap Portfolio			0.90%
	Small Capitalization Portfolio			0.90%



3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999, and 1998 were as follows:

			2000			1999			1998
Portfolio	Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	$9,847,195 $11,509,370 $9,896,659
$7,970,815
	$3,703,516 $2,365,443
	High Income Portfolio	1,443,179 1,186,379 1,824,831
	1,385,584
2,203,912 	1,455,179
	Equity-Income Portfolio	    7,340,857 5,546,193 	7,965,654
4,794,190
8,012,948 	3,161,806
	Growth Portfolio  25,355,569 	11,191,050 	17,129,896 8,141,199
11,455,665
5,223,262
	Overseas Portfolio	3,523,825   1,789,948 2,174,003
1,681,065
2,210,743 	1,203,837
	Midcap Portfolio748,552 		7,069
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  2,619,108 2,150,828 2,532,079 2,064,769
2,586,539
	1,337,735
	Investment Grade Bond Portfolio  1,764,907 	1,486,223
1,050,248
645,964 643,163 	360,716
	Index 500 Portfolio  17,935,473 	10,256,549 16,723,521
	8,334,410
8,451,405 	2,654,171
	Contrafund Portfolio	14,780,381 6,507,119 9,846,069 4,168,776
6,631,801
	2,542,183
	Asset Manager: Growth Portfolio   2,193,146 1,158,787 2,054,380
935,989
1,849,012 575,429

Variable Insurance Products
		Fund III:
	Balanced Portfolio	840,669 415,882 941,456 305,117 732,611
	239,805
	Growth & Income Portfolio	3,349,793 1,862,678 3,551,997
	1,179,785 1,662,264 	300,895
	Growth Opportunities Portfolio	4,570,935 2,330,137 4,921,294
1,981,509 3,263,185 	699,754

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	374,701 247,963 347,553 103,303 335,438
	74,354
	Capital Appreciation Portfolio	2,673,435 822,192 506,000
161,743
242,481 	98,110
	International Portfolio	4,589,204 	1,105,041 1,808,828 875,382
	1,186,094 	282,341
	Value Portfolio	966,441 	408,940 889,409 405,876 911,411
	281,349
	Income & Growth Portfolio	1,084,281 386,598 	678,607
223,003
	32,015 	657

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio	9,219,279 	2,073,226 1,742,516
	382,718
50,012 	769
	VIT Investors Trust Portfolio	792,035 214,749 	387,674 	85,908
	10,927 	164
	VIT New Discovery Portfolio	3,133,817 	663,067 243,815 	56,708
	1,904 	86
	VIT Research Portfolio	1,825,679 	467,907 871,248 	339,513
216,124
	12,607

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,201,559 	365,878 500,032 123,853
	65,826 	952
	VC Mid-Cap Value Portfolio	924,865 102,535 	6,300 	36
	VC International Portfolio	192,432 	47,922 		5,338
	35

Fred Alger Management, Inc.:
	Growth Portfolio	84,790 		1,305
	MidCap Growth Portfolio247,794 		9,030
	Leveraged AllCap Portfolio	720,198 	23,316
	Small Capitalization Portfolio	36,251 	820
	$124,380,350 	$64,338,701 	$88,599,407 	$46,347,250
	$56,458,996 	$22,871,604



Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

			2000			1999			1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	  9,847,195 11,509,370 9,896,659 7,970,815
3,703,516 	2,365,443
	High Income Portfolio	144,564 120,296 164,559 124,629
	182,097
	116,152
	Equity-Income Portfolio		315,337 235,482 313,424
	186,775
333,565 131,457
	Growth Portfolio	507,707 	225,256 381,116 178,000
	313,179
139,714
	Overseas Portfolio   151,766 	78,597 	103,293 	79,193
	113,804
	62,799
	Midcap Portfolio	37,990 		359
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  158,305 	129,095 146,117 117,834
	154,704
	79,053
	Investment Grade Bond Portfolio  147,562 123,640 	86,071
52,884
	51,234 		28,666
	Index 500 Portfolio	111,592 63,633 	111,080 55,072
	67,836
		21,228
	Contrafund Portfolio	581,041 258,098 	386,745 	163,454
317,045
	121,579
	Asset Manager: Growth Portfolio	136,158 72,547 	122,687
55,502
	119,343 	37,234

Variable Insurance Products
		Fund III:
	Balanced Portfolio	56,502 	27,838 	60,029 	19,428
	49,386 		16,180
	Growth & Income Portfolio	215,522 119,844 214,573 	71,198
	116,086 	20,914
	Growth Opportunities Portfolio	225,980 116,266 	218,119
87,815
	161,619 	34,583

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	49,891 	32,572 	47,097 	13,854
	42,568 		9,349
	Capital Appreciation Portfolio	158,468 48,824 		47,674
	15,744 	27,753 		11,178
	International Portfolio	399,420 	99,227 	213,741 97,215
	163,237
37,932
	Value Portfolio	166,258 	71,763 	141,795 	64,329
	137,662
	42,112
	Income & Growth Portfolio	141,541 	50,790 	93,839
	30,659
	4,898 	101

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio		261,458	60,547 	68,541
	15,021 	2,672 	40
	VIT Investors Trust Portfolio 	38,054 	10,229 	19,009
	4,195 	573 	8
	VIT New Discovery Portfolio	177,149 	38,224 	19,618
	4,724
	203 	9
	VIT Research Portfolio		79,581 	20,366 	43,802
	16,471
	13,680 	795

Lord, Abbett & Company:
	VC Growth & Income Portfolio		53,131 	16,401 	22,304
	5,508 	3,131 	45
	VC Mid-Cap Value Portfolio	71,891 	8,039 	664 	4
	VC International Portfolio	16,633 		5,184
	468
	3

Fred Alger Management, Inc.:
	Growth Portfolio	1,736 		26
	MidCap Growth Portfolio	8,036 		296
	Leveraged AllCap Portfolio	16,695 		563
	Small Capitalization Portfolio	1,446 		34
	14,278,609 	13,543,406 	12,923,024 	9,430,326 	6,079,791
	3,276,571



4.	Purchases and Sales of Investment Securities

Transactions in units for the years ended December 31, 2000, 1999, and 1998 were as follows:

			2000				1999				1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products Fund:
	Money Market Portfolio	815,529 	955,496 835,984 673,072
	295,836
	184,053
	High Income Portfolio	86,666 	73,713 	98,630 	71,545
	121,025 	66,129
	Equity-Income Portfolio	   327,330 246,257 	415,808 205,107
	455,774
	132,401
	Growth Portfolio	833,603 315,837 586,202 	232,604
	444,888
	159,955
	Overseas Portfolio	164,061 80,341 		118,026 80,859
	122,745
	60,018
	Midcap Portfolio	76,796 		674
Variable Insurance Products Fund II:
	Asset Manager Portfolio	91,881 	84,537 	104,912 	82,952
	102,475 	54,816
	Investment Grade Bond Portfolio	123,540 109,893 79,703 46,610
	44,592 	23,051
	Index 500 Portfolio	998,455 531,816 	961,899 	449,674
555,532
	157,217
	Contrafund Portfolio	688,714 	325,142 531,099 207,814
	438,316
156,194
	Asset Manager: Growth Portfolio   112,565 67,124 	123,754
	55,713
	126,892 38,975

Variable Insurance Products Fund III:
	Balanced Portfolio	58,963 	30,339 	68,029
	21,901
		60,349 	19,734
	Growth & Income Portfolio	189,359 113,336 	217,555 68,882
	121,924
	21,402
	Growth Opportunities Portfolio	291,637	161,811 323,436
	127,242
	251,295 52,957

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	26,097 	17,205 	22,428
	7,567
		27,213 	6,100
	Capital Appreciation Portfolio	137,694 	40,430 	41,391
	13,397 	23,494 	9,333
	International Portfolio	249,744 	58,810 	128,347 	54,179
	98,873 	22,399
	Value Portfolio		73,148 	32,764 		63,016
	31,075
	74,591 	22,784
	Income & Growth Portfolio	83,766 	29,043 	52,996
	16,794 	2,779 	57

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio		430,927 97,094 	115,425
	23,198
	4,556 	63
	VIT Investors Trust Portfolio	65,497 		17,224 	32,306
	6,476 	997 	14
	VIT New Discovery Portfolio	140,015 	30,232 	14,948
	3,365
	160 	7
	VIT Research Portfolio	118,678 	30,439 	68,564 	24,701
	22,120 	1,245

Lord, Abbett & Company:
	VC Growth & Income Portfolio	85,575 	23,843 	40,925
	13,578
	6,014 	84
	VC Mid-Cap Value Portfolio	66,754 	7,510 		634
	4
	VC International Portfolio	15,602 		4,851
	431
	3

Fred Alger Management, Inc.:
	Growth Portfolio	10,099 		148
	MidCap Growth Portfolio	28,262 		1,030
	Leveraged AllCap Portfolio	85,925 		2,663
	Small Capitalization Portfolio		4,263 		97




5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

Accumulated
						Net Investment		Net
				Capital		Income and		Unrealized

				Share		Net Realized		Appreciation


Portfolio			Transactions		Gains		of
Investments
	Total

Variable Insurance Products Fund:
	Money Market Portfolio		$2,421,502 	$573,265 	$-
	$2,994,767
	High Income Portfolio		2,952,976 	696,122 	(879,264)
	2,769,834
	Equity-Income Portfolio		13,810,861 	6,156,975 	1,095,227
	21,063,063
	Growth Portfolio	30,226,338 	20,108,210 	(1,410,667)	48,923,881
	Overseas Portfolio	5,150,805 	2,215,222 	(541,236)
	6,824,791
	Midcap Portfolio		739,986 	1,220 	20,807
	762,013

Variable Insurance Products Fund II:
	Asset Manager Portfolio	4,218,968 	3,529,154 	(407,568)
	7,340,554
	Investment Grade Bond Portfolio	1,455,144 	301,351 	72,348
	1,828,843
	Index 500 Portfolio	25,286,076 	4,231,276 	(1,032,163)
	28,485,189
	Contrafund Portfolio	19,250,033 	5,638,219 	(1,206,039)
	23,682,213
	Asset Manager: Growth Portfolio   3,817,343 	945,124
	(545,362)
	4,217,105

Variable Insurance Products Fund III:
	Balanced Portfolio	1,577,518 	112,882 	(89,008)
	1,601,392
	Growth & Income Portfolio	5,093,214 	515,943 	(247,946)
	5,361,211
	Growth Opportunities Portfolio	7,736,867 	676,085
	(1,400,426)
	7,012,526

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	612,052 	54,815 		(11,809)
	655,058
	Capital Appreciation Portfolio	2,399,871 	362,047
	(147,313)
	2,614,605
	International Portfolio		5,495,879 	566,623 	(218,911)
	5,843,591
	Value Portfolio		1,671,708 	51,538 		195,370
	1,918,616
	Income & Growth Portfolio	1,191,252 	23,704
	(86,404)
	1,128,552

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio	8,358,736 	701,496 	(1,646,515)
	7,413,717
	VIT Investors Trust Portfolio	888,175 	8,122 	11,421
	907,718
	VIT New Discovery Portfolio	2,651,313 	45,664 	(138,853)
	2,558,124
	VIT Research Portfolio		2,027,473 	198,732 	(158,066)
	2,068,139

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,237,484 	46,385
	160,062
	1,443,931
	VC Mid-Cap Value Portfolio	802,178 		40,011
	85,499
		927,688
	VC International Portfolio	145,512 	(11,778)	(31,745)
	101,989

Fred Alger Management, Inc.:
	Growth Portfolio		83,537 		(70)		(2,644)
	80,823
	MidCap Growth Portfolio	238,952 		(1,050)		(910)
	236,992
	Leveraged AllCap Portfolio	697,611 	(4,864)
	(66,798)
	625,949
	Small Capitalization Portfolio		35,461 		(105)
	(2,193)		33,163

		$152,274,825 		$47,782,318 		$(8,631,106)

	$191,426,037
3/19
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

7
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

FinSepActA.txt

ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt






VARIABLE EXECUTIVE UNIVERSAL LIFE 2


Issued By:
Midland National Life Insurance Company


One Midland Plaza  Sioux Falls, SD 57193  (605) 335-5700



Variable Executive Universal Life 2 is an individual
variable life insurance policy issued by Midland
National Life Insurance Company. Variable Executive
Universal Life 2:
	provides insurance coverage with flexibility in death
benefits and premiums;
	pays a death benefit if the insured person dies while
the    contractpolicy     is still in force;
	can provide substantial    cash valuepolicy
fundpPolicy fund     build-up on a tax-deferred
basis.  However, there is no guaranteed    cash
valuepolicy fundpPolicy fund     for amounts you
allocate to the    Investment DivisioniInvestment
division    s. You bear the risk of poor investment
performance for those amounts.
	lets you borrow against your    contractpolicy    ,
withdraw part of the    net cash surrender
valuenNet cCash surrender value    , or completely
surrender your    contractpolicy.      Loans and
withdrawals affect the    cash valuepolicy
fundpPolicy fund    , and may affect the death
benefit.
After the first premium, you may decide how much
your premiums will be and how often you wish to pay
them, within limits. You may also increase or decrease
the amount of insurance protection, within limits.
Depending on the amount of premiums paid, this may or
may not be a    Modified Endowment Contract
("Modified Endowment MEC")contractpolicy    . If
it is a    Modified Endowment
MECcontractpolicy    , then loans and withdrawals
may have    negative adverse     tax consequences.
You have a limited right to examine your
   contractpolicy     and return it to us for a refund.
You may allocate your    cash valuepolicy
fundpPolicy fund     to our General Account
   orand     up to ten    investment
divisioninvestment division    s.  Each division
invests in a specified mutual fund portfolio.  You can
choose among the following    twenty-five
investmentthirty  divisioninvestment division    s:
	VIP Money Market Portfolio
	VIP High Income Portfolio
	VIP Equity-Income Portfolio
	VIP Growth Portfolio
	VIP Overseas Portfolio
	   VIP Mid Cap Portfolio
	VIP II Asset Manager Portfolio
	VIP II Investment Grade Bond Portfolio
	VIP II Contra   fund     Portfolio
	VIP II Asset Manager: Growth Portfolio
	VIP II Index 500 Portfolio
	VIP III Growth & Income Portfolio
	VIP III Balanced Portfolio
	VIP III Growth Opportunities Portfolio
	American Century VP Capital Appreciation Portfolio American Century VP Value Portfolio
	American Century VP Balanced Portfolio
	American Century VP International Portfolio
	American Century VP Income & Growth Portfolio
	MFS VIT Emerging Growth Series
	MFS VIT Research Series
	MFS    VIT Investors Trust SeriesVIT Growth
with Income Series
	MFS VIT New Discovery Series
	Lord Abbett Series Fund Inc. Growth and Income Portfolio (hereinafter referred to as Lord Abbett VC
Growth and Income Portfolio)
	Lord Abbett Series Fund Inc. Mid-Cap Value
Portfolio (hereinafter referred to as Lord Abbett VC
Mid-Cap Value Portfolio)
	Lord Abbett Series Fund Inc. International Portfolio (hereinafter referred to as Lord Abbett VC
International Portfolio)
	   Alger American Small Capitalization Portfolio Alger American MidCap Growth Portfolio
	Alger American Growth Portfolio
	Alger American Leveraged AllCap Portfolio
Your    cash valuepolicy fundpPolicy fund     in the
   investment divisioninvestment division    s will
increase or decrease based on investment performance.
You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.
Any representation to the contrary is a criminal offense.






Prospectus: May 1, 200   10    .


Table of Contents



   PART 1: SUMMARY	5
FEATURES OF VARIABLE EXECUTIVE UNIVERSAL
LIFE 2	5
Death Benefit Options	5
Policy Changes	5
Flexible Premium Payments	5
Additional Benefits	5
INVESTMENT CHOICES	6
YOUR POLICY FUND	6
Transfers	7
Policy Loans	7
Withdrawing Money	8
Surrendering Your Policy	8
DEDUCTIONS AND CHARGES	8
Deductions From Your Premiums	8
Deductions From Your Policy Fund	8
Surrender Charge	9
Portfolio Expenses	9
ADDITIONAL INFORMATION ABOUT THE
POLICIES	12
Your Right To Examine This Policy	12
Your Policy Can Lapse	12
Tax Effects of Variable Executive Universal Life 2	12
Illustrations	13
Inquiries and Correspondence	13
State Variations	13
PART 2: DETAILED INFORMATION ABOUT
VARIABLE EXECUTIVE UNIVERSAL LIFE 2	13
INSURANCE FEATURES	13
How the Policies Differ From Whole Life Insurance	13
Application for Insurance	14
Death Benefit	14
Notice and Proof of Death	15
Payment of Death Benefits	15
Maturity Benefit	15
Changes In Variable Executive Universal Life 2	16
Changing The Face Amount of Insurance	16
Changing Your Death Benefit Option	17
When Policy Changes Go Into Effect	17
Flexible Premium Payments	17
Allocation of Premiums	18
Additional Benefits	19
Extended Maturity Option	20
Automatic Benefit Increase Provision	20
The Automatic Benefit Increase Provision may have tax
consequences.  Consult your tax advisor for questions.	21
SEPARATE ACCOUNT INVESTMENT CHOICES	21
Our Separate Account And Its Investment divisions	21
The Funds	21
Investment Policies Of The Portfolios	21
USING YOUR POLICY FUND	24
The Policy Fund	24
Amounts In Our Separate Account	25
How We Determine The Accumulation Unit Value	25
Policy Fund Transactions	25
Transfers Of Policy Fund	26
Dollar Cost Averaging	26
Portfolio Rebalancing	27
Policy Loans	27
Withdrawing Money From Your Policy Fund	29
Surrendering Your Policy	30
THE GENERAL ACCOUNT	30
DEDUCTIONS AND CHARGES	31
Deductions From Your Premiums	31
Charges Against The Separate Account	31
Deductions From Your Policy Fund	32
Transaction Charges	33
How Policy Fund Charges Are Allocated	33
Surrender Charge	34
Charges In The Funds	35
ADDITIONAL INFORMATION ABOUT THE
POLICIES	36
Your Right To Examine The Policy	36
Your Policy Can Lapse	36
You May Reinstate Your Policy	36
Policy Periods And Anniversaries	37
Maturity Date	37
We Own The Assets Of Our Separate Account	37
Changing the Separate Account	37
Limits On Our Right To Challenge The Policy	38
Your Payment Options	38
Lump Sum Payments	39
Optional Payment Methods	39
Your Beneficiary	40
Assigning Your Policy	40
When We Pay Proceeds From This Policy	40
TAX EFFECTS	40
Policy Proceeds	40
Possible Charge for Midland's Taxes	43
Other Tax Considerations	43
PART 3: ADDITIONAL INFORMATION	43
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	43
YOUR VOTING RIGHTS AS AN OWNER	44
OUR REPORTS TO POLICY OWNERS	44
DIVIDENDS	45
MIDLAND'S SALES AND OTHER AGREEMENTS	45
REGULATION	46
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	46
LEGAL MATTERS	46
FINANCIAL MATTERS	46
ADDITIONAL INFORMATION	46
MANAGEMENT OF MIDLAND	47
ILLUSTRATIONS	53
DEFINITIONS	58
PERFORMANCE	61
FINANCIAL STATEMENTS	62
333333445555555568888899999910111111111112121314
141515161616161619192020202021222223242425242524
252526272728292929292930303031313131323232333335
3535353636373737383838383943485051POLICY
FUNDPOLICY FUNDPOLICY FUNDPOLICY
FUNDINVESTMENT DIVISIONINVESTMENT
DIVISIONPOLICY FUNDPOLICY FUNDPOLICY
FUNDPOLICY FUNDPOLICY FUNDPOLICY
FUNDPOLICY FUNDPOLICY FUNDPOLICY
FUNDPOLICY FUNDPOLICY FUNDPOLICY
FUNDPOLICY FUNDPOLICY FUNDPART 1:
SUMMARY	444
FEATURES OF VARIABLE EXECUTIVE UNIVERSAL
LIFE 2	444
Death Benefit Options	444
Contract Changes	444
Flexible Premium Payments	444
Additional Benefits	444
INVESTMENT CHOICES	555
YOUR CASH VALUEPOLICY FUNDPOLICY FUND	555
Transfers	565
Policy Loans	666
Withdrawing Money	666
Surrendering Your Contract	666
DEDUCTIONS AND CHARGES	666
Deductions From Your Premiums	666
Deductions From Your Cash ValuefF	676
Surrender ChargeSurrender Charge	777
Portfolio Expenses	777
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	898
Your Right To Examine This Contract	898
Your Contract Can Lapse	898
Tax Effects of Variable Executive Universal Life 2	898
Illustrations	898
PART 2: DETAILED INFORMATION ABOUT
VARIABLE EXECUTIVE UNIVERSAL LIFE 2	9108
INSURANCE FEATURES	9108
How the Contracts Differ From Whole Life Insurance	9108
Application for Insurance	9108
Death Benefit	9108
Maturity Benefit	10118
Changes In Variable Executive Universal Life 2	10118
Changing The Face Amount of Insurance	11128
Changing Your Death Benefit Option	11128
When Contract Changes Go Into Effect	12138
Flexible Premium Payments	12138
Allocation of Premiums	13148
Additional Benefits	13148
Extended Maturity Option	14158
Automatic Benefit Increase Provision	14168
The Automatic Benefit Increase Provision may have tax
consequences.  Consult your tax advisor for questions.	15168
SEPARATE ACCOUNT INVESTMENT CHOICES	15168
Our Separate Account And Its Investment Divisions	15168
The Funds	15168
Investment Policies Of The Portfolios	16178
USING YOUR CASH VALUEPOLICY FUNDPOLICY
FUND	18198
The Cash ValuefF	18198
Amounts In Our Separate Account	18208
How We Determine The Accumulation Unit Value	19208
Cash ValuePolicy fundPolicy Fund Transactions	19208
Transfers Of Cash ValuefF	19208
Dollar Cost Averaging	20218
Portfolio Rebalancing	21228
Contract Loans	21228
Withdrawing Money From Your Cash ValuefF	22238
Surrendering Your Contract	23248
THE GENERAL ACCOUNT	23248
DEDUCTIONS AND CHARGES	23258
Deductions From Your Premiums	23258
Charges Against The Separate Account	24258
Deductions From Your Cash ValuefF	24258
Transaction Charges	25278
How Cash ValuefF Charges Are Allocated	25278
Surrender ChargeSurrender Charges	26278
Charges In The Funds	27288
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	27298
Your Right To Examine The Contract	27298
Your Contract Can Lapse	27298
You May Reinstate Your Contract	28298
Contract Periods And Anniversaries	28298
Maturity Date	28308
We Own The Assets Of Our Separate Account	28308
Changing the Separate Account	29308
Limits On Our Right To Challenge The Contract	29318
Your Payment Options	30318
Your BeneficiaryBeneficiary	31328
Assigning Your Contract	31328
When We Pay Proceeds From This Contract	31328
TAX EFFECTS	31338
Contract Proceeds	31338
Possible Charge for Midland's Taxes	33358
Other Tax Considerations	33358
PART 3: ADDITIONAL INFORMATION	34368
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	34368
YOUR VOTING RIGHTS AS AN OWNER	34368
OUR REPORTS TO CONTRACT OWNERS	35368
DIVIDENDS	35378
MIDLAND'S SALES AND OTHER AGREEMENTS	35378
REGULATION	35378
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	36378
LEGAL MATTERS	36388
FINANCIAL MATTERS	36388
ADDITIONAL INFORMATION	36388
MANAGEMENT OF MIDLAND	37398
ILLUSTRATIONS	40428
DEFINITIONS	45478
PERFORMANCE	47498
FINANCIAL STATEMENTS	48508






This prospectus generally describes only the variable portion of the
   Contractpolicy    , except where the
General Account is specifically mentioned.
Buying this    contractpolicy     might not be a good way of replacing
your
existing insurance or adding more
insurance if you already own a flexible premium variable life insurance
   contractpolicy    .
You should read this prospectus carefully and keep it for future reference. You
should also have and read the
current prospectuses for the    Ff    unds.


PART 1: SUMMARY
In this prospectus "We", "Our", and "Us" mean
Midland National Life Insurance Company.
"You" and "Your" mean the owner of the
   contractpolicy    . We refer to the person who
is covered by the    contractpolicy     as the
"Insured" or "Insured Person", because the insured
person and the owner may not be the same.
There is a list of definitions at the end of this
prospectus, explaining many words and phrases used
here and in the actual insurance policy.
The detailed information appearing later in this
prospectus further explains the following
summary.  This summary must be read along with
that detailed information. Unless otherwise
indicated, the description of the
   contractpolicy     in this prospectus assumes
that the    contractpolicy     is in force and
that there is no outstanding
   contractpolicy     loan.
FEATURES OF VARIABLE EXECUTIVE
UNIVERSAL LIFE 2
Death Benefit Options
Variable Executive Universal Life 2 is life insurance
on the insured person.  If the    contractpolicy
is in force we will pay a death benefit when the
insured person dies.  You can choose between two
death benefit options:
	Option 1: death benefit equals the face amount
("Specified Amount") of the insurance
   contractpolicy    .  This is sometimes called
a "level" death benefit.
	Option 2: death benefit equals the face amount plus
the    cash valuepolicy fundPolicy fund    .
This is sometimes called a "variable" death
benefit.
The death benefit may be even greater in some
circumstances. See "Death Benefit" on page
   1410109108    .
We deduct any outstanding loans and unpaid charges
before paying any benefits.  The
   beneficiaryBeneficiary     can take the death
benefit in a lump sum or under a variety of payment
plans.
Whether your    contractpolicy     lapses or
remains in force can depend on the amount of your
   cash valuepolicy fundpPolicy fund     (less any
outstanding loans and    surrender
chargesSurrender cCharge)     .  The    cash
valuepolicy fundpPolicy fund    , in turn, depends
on the investment performance of the    investment
divisioninvestment division    s you select.  (The
   cash valuepolicy fundpPolicy fund     also
depends on the premiums you pay and the charges we
deduct.)  However, during the    Minimum
Premium PeriodmMinimum pPremium pPeriod    ,
you can keep your policy in force by paying a certain
level of premiums.
The minimum face amount is $150,000.
   ContractPolicy     Changes
You may change the death benefit option you have
chosen. You may also increase or decrease the face
amount of your    contractpolicy    , within
limits.
Flexible Premium Payments
You may pay premiums whenever and in whatever
amount you want, within certain limits.  We require
an initial minimum premium based on the
   contractpolicy    's face amount and the
insured person's age and sex.
You choose a planned periodic premium.  But
payment of the planned premiums does not ensure
that your    contractpolicy     will remain in
force.  Additional premiums may be required to keep
your policy from lapsing.  You need not pay
premiums according to the planned schedule.
However, you can ensure that your
   contractpolicy     stays in force during the
   Minimum Premium PeriodmMinimum pPremium
pPeriod     by paying premiums    at least
    equal to the accumulated minimum premium
amounts. See "Flexible Premium Payments" on page
   17131312138    .
Additional Benefits
You may choose to include additional benefits in the
   contractpolicy     by rider. These benefits may
include:
	a disability waiver benefit (to waive the cost of
monthly deductions)
	a monthly disability benefit
	an accidental death benefit
	life insurance for children
	family life insurance coverage
	life insurance for additional insured persons
	an accelerated death benefit in the event of a
terminal illness.
We deduct any    costs of additional charges
for     benefits from your    cash valuepolicy
fundpPolicy fund     monthly. See "Additional
Benefits" on page    19141413148    .
INVESTMENT CHOICES
You may allocate your    cash valuepolicy
fundpPolicy fund     to up to ten of the following
   investment divisioninvestment division    s:
1.	Fidelity's Variable Insurance Products Fund
(VIP) Money Market Portfolio
2.	Fidelity's Variable Insurance Products Fund
(VIP) High Income Portfolio
3.	Fidelity's Variable Insurance Products Fund
(VIP) Equity-Income Portfolio
4.	Fidelity's Variable Insurance Products Fund
(VIP) Growth Portfolio
5.	Fidelity's Variable Insurance Products Fund
(VIP) Overseas Portfolio
6.	   Fidelity's Variable Insurance Products Fund
(VIP) Mid Cap Portfolio
6.7.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager Portfolio
7.8.	Fidelity's Variable Insurance Products Fund II
(VIP II) Investment Grade Bond Portfolio
8.9.	Fidelity's Variable Insurance Products Fund II
(VIP II) Contrafund Portfolio
9.10.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager: Growth Portfolio
10.11.	Fidelity's Variable Insurance Products Fund II
(VIP II) Index 500 Portfolio
11.12.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth & Income Portfolio
12.13.	Fidelity's Variable Insurance Products Fund III
(VIP III) Balanced Portfolio
13.14.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth Opportunities Portfolio
14.15.	American Century VP Capital Appreciation
Portfolio
15.16.	American Century VP Value Portfolio
16.17.	American Century VP Balanced Portfolio
17.18.	American Century VP International Portfolio
18.19.	American Century VP Income & Growth
Portfolio
19.20.	MFS VIT Emerging Growth Series
20.21.	MFS VIT Research Series
21.22.	MFS    VIT Investors Trust SeriesVIT
Growth with Income Series
22.23.	MFS VIT New Discovery Series
23.24.	Lord Abbett VC Growth and Income Portfolio
24.25.	Lord Abbett VC Mid-Cap Value Portfolio
25.26.	Lord Abbett VC International Portfolio
27.	   Alger American Small Capitalization Portfolio
28.	Alger American Mid Cap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio
You bear the complete investment risk for all
amounts allocated to any of these    investment
divisioninvestment division    s.  You may also
allocate your    cash valuepolicy fundpPolicy
fund     to our General Account, where we
guarantee the safety of principal and a minimum
interest rate.  See the "General Account" on page 24.
For more information, see "The Funds" on page
   21161615168    .
YOUR    CASH VALUEPOLICY
FUNDPOLICY FUND
Your    cash valuepolicy fundpolicy fund
begins with your first premium payment.  From your
premium we deduct a premium charge and any per
premium expenses.  The balance of the premium is
your beginning    cash valuepolicy fundpolicy fund.

Your    cash valuepolicy fundpolicy fund
changes daily to reflect:
	the amount and frequency of premium payments,
	deductions for the cost of insurance and expenses,
	the investment performance of your chosen
   investment divisioninvestment division    s,
	interest earned on amounts allocated to the General
Account,
	loans, and
	partial withdrawals.
There is no guaranteed    pcash valuepolicy
fundolicy fund     for amounts allocated to the
   investment divisioninvestment division    s.
See "   The Policy Fund The The The The Cash
ValueThe Policy FundThe Policy FundThe
Policy FundThe Policy FundThe Policy FundThe
Policy FundThe Policy FundThe Policy fund"
on page 24191918198    .
Transfers
You may transfer your    cash valuepolicy
fundpPolicy fund     among the    investment
divisioninvestment division    s and between the
General Account and the various    investment
divisioninvestment division    s. Transfers take
effect when we receive your request.  We require a
minimum amount for each transfer, usually $200.
Currently, we allow an unlimited number of    free
    transfers.  We reserve the right to charge a $25
fee after the 12th transfer in a    contractpolicy
year. There are other limitations on transfers to and
from the General Account. See "   Transfers Of
Policy Fund Transfers Of Transfers Of Transfers Of
Transfers Of Cash ValueTransfers Of Policy
FundTransfers Of Policy FundTransfers Of
Policy FundTransfers Of Policy FundTransfers Of
Policy FundTransfers Of Policy FundTransfers Of
Policy FundTransfers Of Policy fund" on page
26202019208    .

Policy Loans
You may borrow up to 92% of your    net cash
surrender valuecash surrender value     (the
   cash valuepolicy fundpPolicy fund     less the
   surrender chargesSurrender cCharge    ).  Your
   contractpolicy     will be the sole security for
the loan.  Your    contractpolicy     states a
minimum loan amount, usually $200.
   ContractPolicy     loan interest accrues daily at
an annually adjusted rate. See "Policy Loans
Midland does not charge any specific fees for you to
participate in a portfolio rebalancing program.
However, transfers made through a portfolio
rebalancing program which only extends for fewer
than 12 months will be included in counting the
number of transfers of policy fund.  While we
currently allow an unlimited number of free transfers,
we do reserve the right to charge for each transfer
after the 12th one in any policy year.
   Policy Loans
Midland does not charge any specific fees for you to
participate in a portfolio rebalancing program.
However, transfers made through a portfolio
rebalancing program which only extends for fewer
than 12 months will be included in counting the
number of transfers of policy fund.  While we
currently allow an unlimited number of free transfers,
we do reserve the right to charge for each transfer
after the 12th one in any policy year.
Policy Loans
Midland does not charge any specific fees for you to
participate in a portfolio rebalancing program.
However, transfers made through a portfolio
rebalancing program which only extends for fewer
than 12 months will be included in counting the
number of transfers of policy fund.  While we
currently allow an unlimited number of free transfers,
we do reserve the right to charge for each transfer
after the 12th one in any policy year.
Policy Loans
Midland does not charge any specific fees for you to
participate in a portfolio rebalancing program.
However, transfers made through a portfolio
rebalancing program which only extends for fewer
than 12 months will be included in counting the
number of transfers of cash value.  While we
currently allow an unlimited number of free transfers,
we do reserve the right to charge for each transfer
after the 12th one in any contract year.
   Contract LoansPolicy Loans" on page
27222221228. ContractPolicy     loan
interest is not tax deductible on
   contractpolicyspolicies     owned by an
individual.  There may be federal tax consequences
for taking a policy loan. See "TAX EFFECTS" on
page    40333331338    .
Withdrawing Money
You may make a partial withdrawal from your
   cash valuepolicy fundpPolicy fund.      The
current minimum withdrawal amount is $200.  The
maximum partial withdrawal you can make is 50% of
the    net cash surrender valuenet cash surrender
value    .  The    net cash surrender valuenet cash
surrender value     is the    pcash valuepolicy
fundolicy fund     minus any    surrender
chargesurrender charge     minus any outstanding
loan and loan interest due.  Withdrawals are subject to
other requirements.  If you make more than one
withdrawal in a    contractpolicy     year, then we
deduct a service charge (no more than $25). See
"   Withdrawing Money From Your
PolicyWithdrawing Money From Your Withdrawing
Money From Your Withdrawing Money From Your
Withdrawing Money From Your Cash
ValueWithdrawing Money From Your Policy
FundWithdrawing Money From Your Policy
FundWithdrawing Money From Your Policy
FundWithdrawing Money From Your Policy
FundWithdrawing Money From Your Policy
FundWithdrawing Money From Your Policy
FundWithdrawing Money From Your Policy
FundWithdrawing Money From Your Policy
fund" on page 29232322238    .
Withdrawals and surrenders may have negative tax
effects. See "TAX EFFECTS" on page
   40333331338    .
Surrendering Your    ContractPolicy
You can surrender your    contractpolicy     for
cash and then we will pay you the    net cash
surrender valuenNet cCash surrender value    .  A
   surrender chargesSurrender cCharge     may be
deducted, and taxes and a tax penalty may apply. See
"   Surrendering Your PolicySurrendering Your
Surrendering Your Surrendering Your Surrendering
Your ContractSurrendering Your Policy    "
on page    30242423248    .
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a 5.00% premium charge from each
premium payment.  We currently intend to eliminate
this charge after the    1515    th
   contractpolicy     year. (This is not
guaranteed.)  This charge partially reimburses us for
the selling and distributing costs of this
   contractpolicy     and for premium taxes we
pay. If you elect to pay premiums by Civil Service
Allotment, we also deduct a $.46 service charge from
each premium payment. See "Deductions From Your
Premiums" on page    31252423258    .
Deductions From Your    Cash ValuePolicy
fFund
Certain amounts are deducted from your    cash
valuepolicy fundpPolicy fund     each month.
These are:
	an expense charge of $6.00
	a cost of insurance charge.  The amount of this
charge is based on the insured person's attained
age, sex, risk class, and the amount of insurance
under your    contractpolicy    ; and
	charges for additional benefits.
In addition, we deduct fees when you make:
	a partial withdrawal of    net cash surrender
valuenNet cCash surrender value     more than
once in a    contractpolicy     year or
	more than twelve transfers a year between
   investment divisioninvestment division    s.
(We currently waive this charge).
See "   Deductions From Your PolicyDeductions
From Your Deductions From Your Deductions From
Your Deductions From Your Cash ValueDeductions
From Your Policy FundDeductions From Your
Policy FundDeductions From Your Policy
FundDeductions From Your Policy FundDeductions
From Your Policy FundDeductions From Your Policy
FundDeductions From Your Policy FundDeductions
From Your Policy fund    " on page
   32252524258    .
We also deduct a daily charge at an annual rate of
0.90% of the assets in every    investment
divisioninvestment division    .  We currently
intend to reduce this charge to 0.25% after the 10th
   contractpolicy     year. (This is not
guaranteed.)  This charge is for certain mortality and
expense risks.
   Surrender ChargeSurrender Charge
We deduct a    surrender chargesSurrender
cCharge     only if you surrender your
   contractpolicy     for its    net cash surrender
valuenNet cCash surrender value     or let your
   contractpolicy     lapse during the first 10
   contractpolicy     years.  If you keep this
   contractpolicy     in force for longer than 10
years, then you will not incur a    surrender
chargesSurrender cCharge    .
The    surrender chargesSurrender cCharge
varies by the issue age, sex and class of the insured at
the time of issue.  The per $1,000 of face amount
   surrender chargesSurrender cCharge      is
highest in the first year of your policy and decreases
to $0.00 after the end of 10    contractpolicy
years.  For example, a male with an issue age of 35
and a class of preferred nonsmoker will have a first
year    surrender chargesSurrender cCharge     of
$19.00 per $1,000, but a male issue age 65 and a class
of preferred nonsmoker will have a first year
   surrender chargesSurrender cCharge     of
$50.00 per $1,000.  The maximum first year
   surrender chargesSurrender cCharge     for all
issue ages, sexes, and classes is $52.50 per $1,000.
The $52.50 per $1,000    ssurrender
chargeSurrender cCharge     occurs for males
issued at a smoker class with issue ages at 58 or older.
The    surrender chargesSurrender cCharge     at
the time of surrender is determined by multiplying the
   surrender chargesSurrender cCharge     listed
in your policy form, for the appropriate policy year,
times the appropriate face amount of insurance and
dividing by 1000.  If you change your face amount of
insurance after your policy is issued, the face amount
used in the    surrender chargesSurrender
cCharge     calculation is the highest face amount
which exists during the time from the issue to the time
of surrender of your    contractpolicy    .  See
   "Surrender ChargeSurrender Charge    " on
page 27 for samples of the per $1,000 charge for
various issue ages, sexes and classes.
Portfolio Expenses
Each    investment divisioninvestment
division     invests exclusively in a corresponding
mutual fund portfolio.  Each portfolio pays an
investment advisory fee, and may also incur other
operating expenses. The total expenses for each
portfolio (as a percentage of assets) for the year
ending December 31,    19992000     are shown
in the table below.
   PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers after expenses reimbursement but before any
reductions for custodian and transfer agent expense
offsets.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES
	EXPENSES(2)
VIP Money Market (8)
  Portfolio	0.27%	0.08%	0.35%
VIP High Income
  Portfolio	0.58%	0.10%	0.68%
VIP Equity-Income (3)
  Portfolio 	0.48%	0.08%	0.56%
VIP Growth (3)
  Portfolio	0.57%	0.08%	0.65%
VIP Overseas (3)
  Portfolio	0.72%	0.17%	0.89%
VIP MidCap(3)
  Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager
  Portfolio 	0.53%	0.08%	0.61%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund (3)
   Portfolio	0.57%	0.09%	0.66%
VIP II Asset Manager: Growth (3)
   Portfolio	0.58%	0.11%	0.69%
VIP II Index 500 (4)
   Portfolio	%0.24	0.04%	0.28%
VIP III Growth & Income (3)
   Portfolio	0.48%	0.10%	0.58%
VIP III Balanced (3)
  Portfolio 	0.43%	0.15%	0.58%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.10%	0.68%
American Century VP Capital Appreciation
  Portfolio	0.98% 	0.00%	0.98%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.23%	0.00%	1.23%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Research(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Investors Trust(5)
  Series	0.75%	0.12%	0.87%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.16%	1.06%
Lord Abbett VC Growth & Income(7)
  Portfolio	0.50%	0.53%	1.03%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.00%	0.35%	0.35%
Lord Abbett VC International(7)
  Portfolio	0.00%	0.35%	0.35%
Alger American Small Capitalization
  Portfolio	0.85%	0.05%	0.90%
Alger American Mid Cap Growth
  Portfolio	0.80%	0.04%	0.84%
Alger American Growth
  Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap
  Portfolio	0.85%	0.05%	0.90%

(1) The fund data was provided by the Funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for 2000 except as noted for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio. The expenses shown for Fidelity's VIP, VIP II and VIP III Portfolios are those applicable to the Initial Class.
(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were
used to reduce a portion of the fund's custodian expenses.   Including
these reductions, total operating expenses would have been as follows:
VIP Equity-Income Portfolio		0.55%
VIP Growth Portfolio			0.64%
VIP Overseas Portfolio			0.87%
VIP MidCap Portfolio			0.69%
VIP II Contrafund Portfolio		0.63%
VIP II Asset Manager: Growth Portfolio	0.68%
VIP III Growth & Income Portfolio		0.57%
VIP III Balanced Portfolio		0.56%
VIP III Growth Opportunities Portfolio		0.66%
(4) Fidelity Management and Research agreed to reimburse a portion of the VIP II Index 500 expenses during 2000. Without this reimbursement, the VIP II Index 500 would have had total expenses of 0.33%. This arrangement may be discontinued by the fund's manager at any time.
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.84%
MFS VIT Research Series	0.84%
MFS VIT Investors Trust Series	0.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.
(6) MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
0.19% and 1.09% for the MFS VIT New Discovery.
This arrangement may be discontinued by the fund's manager at any time.
(7)	For the year 2000, Lord Abbett & Co. voluntarily waived its
management fees from the VC Mid-Cap Value and VC
International portfolios and reimbursed a portion of each
portfolio's expenses.  Without these waivers and
reimbursements, the total expenses would have been 1.56%
for the VC Mid-Cap Value and 2.37% for the VC
International Portfolios.  For the year 2001, Lord, Abbett &
Co has agreed formally to continue to reimburse a portion of each of those Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at 0.35 of its average net
assets. This agreement may be discontinued by Lord Abbett &
Co. at any time.
(8)	The annual class operating expenses provided are based on
historical expenses, adjusted to reflect the current management fee structure.

PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee waivers after expenses reimbursement but before any reductions for custodian and transfer agent expenses.)

			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)

VIP Money Market
  Portfolio	0.18%	0.09%	0.27%
VIP High Income
  Portfolio	0.58%	0.11%	0.69%
VIP Equity-Income(3)
  Portfolio 	0.48%	0.09%	0.57%
VIP Growth(3)
  Portfolio	0.58%	0.08%	0.66%
VIP Overseas(3)
  Portfolio	0.73%	0.18%	0.91%
VIP MidCap
  Portfolio
VIP II Asset Manager(3)
  Portfolio 	0.53%	0.10%	0.63%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund(3)
   Portfolio	0.58%	0.09%	0.67%
VIP II Asset Manager: Growth(3)
   Portfolio	0.58%	0.13%	0.71%
VIP II Index 500(4)
   Portfolio	0.24%	0.04%	0.28%

VIP III Growth & Income(3)
   Portfolio	0.48%	0.12%	0.60%
VIP III Balanced(3)
  Portfolio 	0.43%	0.14%	0.57%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.11%	0.69%
American Century VP Capital Appreciation
  Portfolio	1.00% 	0.00%	1.00%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.34%	0.00%	1.34%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.09%	0.84%
MFS VIT Research(5)
  Series	0.75%	0.11%	0.86%
MFS Investors TrustVIT Growth with Income(5)
  Series	0.75%	0.13%	0.88%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.17%	1.07%
Lord Abbett VC Growth & Income
  Portfolio	0.50%	0.37%	0.87%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.75%	0.35%	1.10%
Lord Abbett VC International(7)
  Portfolio	1.00%	0.35%	1.35%


(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for 19992000. The expenses shown for Fidelity's VIP, VIP II, and
VIP III Portfolios are those applicable to the Initial Class.
(3) A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as follows:
	VIP Equity-Income Portfolio	0.56%
	VIP Growth Portfolio	0.65%
	VIP Overseas Portfolio	0.87%
	VIP II Asset Manager Portfolio	0.62%
	VIP II Contrafund Portfolio	0.65%
	VIP II Asset Manager: Growth Portfolio	0.70%
	VIP III Balanced Portfolio	0.55%
	VIP III Growth Opportunities Portfolio	0.68%
	VIP III Growth & Income Portfolio	0.59%
 (4) Fidelity Management and Research agreed to reimburse a
portion of the VIP II Index 500 expenses during 19992000.
Without this reimbursement, the other expenses and total
expenses would have been:
		Other	Total
	Expenses	Expenses
	VIP II Index 500	0.10%	0.34%
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses.  The
expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.83%
MFS VIT Research Series	0.85%
MFS VIT Growth With Income Series	0.87%
MFS VIT New Discovery Series	1.05%
(6) MFS has agreed to bear expenses for this portfolio such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
	Other	Total
	Expenses	Expenses
MFS VIT New Discovery	1.59%	2.49%
(7) Lord Abbett & Co has agreed to reimburse a portion of the expenses for the VC Mid-Cap Value and VC International portfolios. Without this reimbursement, the total expenses would have been 3.72% for the VC Mid-Cap Value and 5.22% for the VC International Portfolios.

ADDITIONAL INFORMATION ABOUT THE
   CONTRACTPOLICYSPOLICIES
Your Right To Examine This
   ContractPolicy
You have a right to examine and cancel the
   contractpolicy    .  Your cancellation request
must be postmarked by the latest of the following 3
dates:
	10 days after you receive your
   contractpolicy    ,
	10 days after we mail you a notice of this right, or
	45 days after you sign the    contractpolicy
application.
If you cancel your    contractpolicy     during this
period, then we will return your    cash valuepolicy
fundpPolicy fund     plus all of the charges we have
deducted from premiums or from the    investment
divisioninvestment division    s or the    cash
valuepolicy fundpPolicy fund    .  Expenses of the
portfolios are not returned.
See "   Your Right To Examine The PolicyYour
Right To Examine The Your Right To Examine The
Your Right To Examine The Your Right To Examine
The ContractYour Right To Examine The
Policy    " on page    36292927298    .
Your    ContractPolicy     Can Lapse
Your    contractpolicy     remains in force if the
   net cash surrender valuenNet cCash surrender
value     can pay the monthly charges.  In addition,
during the    Minimum Premium PeriodmMinimum
pPremium pPeriod    , your
   contractpolicy     will remain in force as long
as you meet the applicable minimum premium
requirements.  However, the    contractpolicy
can lapse after the    Minimum Premium
PeriodmMinimum pPremium pPeriod     no matter
how much you pay in premiums, if the    nnet cash
surrender valueNet cCash surrender value     is
insufficient to pay the monthly charges (subject to the
grace period). See "   Your Policy Can
LapseYour Policy Can LapseYour Policy Can
LapseYour Policy Can LapseYour Policy Can
LapseYour Policy Can LapseYour Policy Can
LapseYour Policy Can LapseYour Policy Can
LapseYour Policy Can LapseYour Policy Can
LapseYour Policy Can LapseYour Policy Can
LapseYour Contract Can Lapse" on page
36292927298    .
Tax Effects of Variable Executive Universal Life 2
We believe that a    contractpolicy     issued on
the basis of a standard rate class should quality as a
life insurance    contractpolicy     for federal
income tax purposes.  It is unclear whether a
   contractpolicy     issued on a substandard basis
would qualify as a life insurance
   contractpolicy    , particularly if you pay the
full amount of premiums permitted under the
   contractpolicy    .  If a    contractpolicy
does not satisfy Section 7702 of the Internal Revenue
   cC    ode (defining life insurance for tax
purposes), we will take appropriate and reasonable
steps to try to get the    contractpolicy     to
comply with Section 7702.
If a    contractpolicy     qualifies as a life
insurance    contractpolicy     for federal income
tax purposes, then the death benefit payment is not
subject to federal income tax. In addition, under
current federal tax law, you do not have to pay
income tax on any increases in your    cash
valuepolicy fundPolicy fund     as long as they
remain in your    contractpolicy    .
A    contractpolicy     may be treated as a
"Modified Endowment MECcontractpolicy"
depending upon the amount of premiums paid in
relation to the death benefit. If the
   contractpolicy     is a    Modified
Endowment MECcontractpolicy    , then all pre-death distributions,
including
   contractpolicy
loans, will be treated first as distributions of taxable
income and then as a return of your investment in the
   contractpolicy    .  In addition, prior to age 59
1/2, such distributions generally will be subject to a
10% penalty tax.
If the    contractpolicy     is not a    Modified
Endowment MECcontractpolicy    , distributions
generally will be treated first as a return of your
investment in the    contractpolicy     and then as
a distribution of taxable income. Moreover   ,
generally     loans will not be treated as
distributions. Finally, distributions and loans from a
   contractpolicy     that is not a    Modified
Endowment MECcontractpolicy     are not subject
to the 10% penalty tax. See "TAX EFFECTS" on
page    40333331338    .
Illustrations
This prospectus includes sample projections of
hypothetical death benefits and    cash surrender
valueCash surrender values    , beginning on page
41.  These are only hypothetical figures and are not
indications of either past or anticipated future
investment performance.  These hypothetical value
projections may be helpful in understanding the long-term effects of different
levels of investment
performance, charges and deductions.  They may help
in comparing this    contractpolicy     to other life
insurance    contractpolicie    s. They indicate
that if the    contractpolicy     is surrendered in
the early    contractpolicy     years, the    net
cash surrender valueNet Cash surrender value
may be low compared to never purchasing the policy
and investing the money used as premiums at 5% per
year.  This demonstrates that this
   contractpolicy     should not be purchased as a
short-term investment.

   Inquiries and Correspondence
You can write to us at our Executive Office to pay
premiums, send correspondence or take any other
action, such as transfers between investment division,
or changes in Specified Amount, regarding your
policy.  Our Executive Office is located at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls  SD  57193
You may send correspondence and transaction
requests to Us by facsimile or telephone.  The
procedures we follow for facsimile requests include a
written confirmation sent directly to You following
any transaction request.  We may record all telephone
transactions.  We will employ reasonable procedures
to confirm instructions communicated by telephone or
facsimile are genuine.  The procedures we follow for
transactions initiated by telephone may include
requirements that callers identify themselves and the
Contract Owner by name, social security number,
date of birth of the Owner or the Insured Person, or
other identifying information.  Accordingly, we
disclaim any liability for losses resulting from
allegedly unauthorized facsimile or telephone
requests that we believe are genuine. There are risks
associated with requests made by facsimile or
telephone when the original request is not sent to our
Executive Office.
State Variations
Certain provisions of the poliiespolicies may be
different than the general description may be different
than the general descsriptiondescription in the
prospectus, and certain riders and options may not be
available, because of legal restrictions in your state.
See your policy for specific variations since any such
variations will be included in your policy or in riders
or endrosementsendorsements attached to your
policy.  See your agent or contact our Executive
Office for additional information that may be
applicable to your state.
PART 2: DETAILED INFORMATION
ABOUT VARIABLE
EXECUTIVE UNIVERSAL LIFE 2
INSURANCE FEATURES
This prospectus describes our Variable Executive
Universal Life 2    contractpolicy. There may be
contractpolicyual variances because of requirements of the state where your contractpolicy is issued.

How the    ContractPolicysPolicies     Differ
From Whole Life Insurance
Variable Executive Universal Life 2 (VEUL 2)
provides insurance coverage with flexibility in death
benefits and premium payments.  It enables you to
respond to changes in your life and to take advantage
of favorable financial conditions.  VEUL 2 differs
from traditional whole life insurance because you
may choose the amount and frequency of premium
payments, within limits.
In addition, VEUL 2 has two    typetypes of s
    death benefit options.  You may switch back and
forth between these options.     VEUL 2  Variable
Executive Universal Life 2      also allows you to
change the face amount without purchasing a new
insurance policy.  However, evidence of insurability
may be required.
   VEUL 2 is "variable" life insurance because the
policy fund and other benefits will vary up or down
depending on the investmetninvestment performance
of the investment divisions that you select.  You bear
the risk of poor investment performance, but you get
the benfitbenefit of good performance.
Application for Insurance
To apply for a    contractpolicy     you must
submit a completed application.  We decide whether
to issue a    contractpolicy     based on the
information in the application and our standards for
issuing insurance and classifying risks. If we decide
not to issue a    contractpolicy    , then we will
return the sum of premiums paid plus interest
credited.  The maximum issue age is 80.
Death Benefit
We pay the death benefit to the
   beneficiaryBeneficiary     when the insured
person dies (outstanding indebtedness will be
deducted from the proceeds).  As the owner, you may
choose between two death benefit options:
	Option 1 provides a benefit that equals the face
amount of the    contractpolicy    .  This
"level" death benefit is for owners who prefer
insurance coverage that does not vary in amount
and has lower insurance charges.  Except as
described below, the option 1 death benefit is level
or fixed at the face amount.
	Option 2 provides a benefit that equals the face
amount of the    contractpolicy     plus the
   cash valuepolicy fundPolicy fund     on the
day the insured person dies.  This "variable" death
benefit is for owners who prefer to have
investment performance reflected in the amount of
their insurance coverage.  Under Option 2, the
value of the death benefit fluctuates with your
   cash valuepolicy fundPolicy fund.
Under both options, Federal tax law may require a
greater benefit.  This benefit is a percentage multiple
of your    cash valuepolicy fundPolicy fund    .
The percentage declines as the insured person gets
older (this is referred to as the "corridor"
percentage).  This minimum death benefit will be
your    cash valuepolicy fundPolicy fund     on
the day the insured person dies multiplied by the
percentage for his or her age.  For this purpose, age is
the attained age (last birthday) at the beginning of the
   contractpolicy     year of the insured person's
death.
The percentages are shown below:
Table of Death Benefits
Based on    Cash ValuePolicy fFund
		The Death		The Death
		Benefit Will		Benefit Will
		Be At Least		Be At Least
	If The	Equal To	If The	Equal To
	Insured	This Percent	Insured	This Percent
	Person's	of The	Person's	of The
	Age Is	   Cash ValuePolicy fFund    	Age Is
	   Cash ValuePolicy fFund
	0-40	250%	60	130%
	41	243%	61	128%
	42	236%	62	126%
	43	229%	63	124%
	44	222%	64	122%

	45	215%	65	120%
	46	209%	66	119%
	47	203%	67	118%
	48	197%	68	117%
	49	191%	69	116%

	50	185%	70	115%
	51	178%	71	113%
	52	171%	72	111%
	53	164%	73	109%
	54	157%	74	107%

	55	150%	75-90	105%
	56	146%	91	104%
	57	142%	92	103%
	58	138%	93	102%
	59	134%	94	101%
			95-99	100%
These percentages are based on federal income tax
law which require a minimum death benefit, in
relation to    cash valuepolicy fundPolicy
fund    , for your    contractpolicy     to qualify
as life insurance.
For example, assume the insured person is 55 years
old and the face amount is $150,000.  The "corridor
percentage" at that age is 150%.  Under Option 1, the
death benefit will generally be $150,000. However,
when the    cash valuepolicy fundPolicy fund
is greater than $100,000, the corridor percentage
applies and the death benefit will be greater than
$150,000 (since 150% of $100,000 equals $150,000).
In this case, at age 55, we multiply the    cash
valuepolicy fundPolicy fund     by a factor of
150%.  So if the    cash valuepolicy fundPolicy
fund     were $110,000, then the death benefit
would be $165,000.
Under Option 2, the death benefit is the face amount
plus the    cash valuepolicy fundPolicy fund    .
In this example, if a 55 year-old had a face amount of
$150,000 and a    cash valuepolicy fundPolicy fund
    of $300,000, then the death benefit would be
$450,000.  This figure results from either: (a) adding
the face amount to the    cash valuepolicy
fundPolicy fund     or (b) multiplying the    cash
valuepolicy fundPolicy fund     by the corridor
percentage.  For all    cash valuepolicy fundPolicy
fund    s higher than this level, the corridor
percentage would apply.  Therefore, for every $1.00
added to the    cash valuepolicy fundPolicy
fund     above $300,000, the death benefit would
increase by $1.50 (at that age).
Under either option, the length of time your
   contractpolicy     remains in force depends on
the    net cash surrender valueNet Cash surrender
value     of your    contractpolicy     and
whether you meet the    Minimum Premium
PeriodMinimum Premium Period     requirements.
Your coverage lasts as long as your    net cash
surrender valueNet Cash surrender value     can
cover the monthly deductions from your    cash
valuepolicy fundPolicy fund    .  In addition, during
the    Minimum Premium PeriodMinimum
Premium Period    , your    contractpolicy
remains in force if the sum of your premium
payments (minus any loans or withdrawals) is greater
than the sum of the monthly minimum premiums for
all of the    contractpolicy     months since the
   contractpolicy     was issued.
The investment performances of the    investment
divisioninvestment division    s and the interest
earned in the General Account affect your    cash
valuepolicy fundPolicy fund    .  Therefore, the
returns from these investment options can affect the
length of time your    contractpolicy     remains
in force.
The minimum initial face amount is $150,000.
   Notice and Proof  of Death
We require sayisfactorysatisfactory proof of the insured person's death before we pay the death benefit. That can be a certificedcertified copy of a death certificate, a written statement by the attendngattending physician, certified copy of a decree of a court of competenetcompetent jurisditionjurisdiction as to the finding of death, or any other proof satisfactory to us.

PaymnetPayment of Death Benefits
In mstmost cases, when a death benefit is paid in a
lump sum we will pay the death benefit by
establishing an interest bearing account, called the
"midland Access Account" for the beneficiary, in the
amount of the death benefit procedsproceeds.  We
will send the beneficiary a checkbook and the
beneficairybeneficiary will have access to the account
simply be writing a chckcheck for all or any part of
the amount of the death benefit.  The Midland Access
Account is part of our general acountaccount.  It is
not a bank account and it is not insured by the FDIC
or any government agency.  As part of our general
acountaccount, it is subject to the claims of our
creditors.  We receive a benefit from all
amoutsamounts lefleft in the Midland Access
Account.
Maturity Benefit
If the insured person is still living on the maturity
date, we will pay the    beneficiaryBeneficiary the
cash valuepolicy fundPolicy fund     minus any
outstanding loans.  The    contractpolicy     will
then end.  The maturity date is the    contractpolicy
    anniversary after the insured person's 100th
birthday.  In certain circumstances, you may extend
the maturity date (doing so may have tax
consequences). See "Maturity Date" on page
   37303028308    .
Changes In Variable Executive Universal Life 2
Variable Executive Universal Life 2 gives you the
flexibility to choose from a variety of strategies that
enable you to increase or decrease your insurance
protection.
A reduction in face amount lessens the emphasis on a
   contractpolicy    's insurance coverage by
reducing both the death benefit and the amount of
pure insurance provided.  The amount of pure
insurance is the difference between the    cash
valuepolicy fundPolicy fund     and the death
benefit.  This is the amount of risk we take.  A
reduced amount at risk results in lower cost of
insurance deductions from your    cash valuepolicy
fundPolicy fund    .
A partial withdrawal reduces the    cash
valuepolicy fundPolicy fund     and may reduce the
death benefit, while providing you with a cash
payment, but generally does not reduce the amount at
risk. Choosing not to make premium payments may
have the effect of reducing the    cash valuepolicy
fundPolicy fund    .  Under death benefit option 1,
reducing the    cash valuepolicy fundPolicy
fund     increases the amount at risk (thereby
increasing the cost of insurance deductions) while
leaving the death benefit unchanged; under death
benefit option 2, reducing the    cash valuepolicy
fundPolicy fund     decreases the death benefit
while leaving the amount at risk unchanged.
Increases in the face amount have the exact opposite
effect of decreases.
Changing The Face Amount of Insurance
You may change the face amount of your
   contractpolicy     by sending a written request
to our    executive officeExecutive Office    .
You can only change the face amount twice each
   contractpolicy     year.  All changes are subject
to our approval and to the following conditions.
For increases:
	Increases in the face amount must be at least
$25,000.
	To increase the face amount, you must provide
satisfactory evidence of insurability.  If the insured
person has become a more expensive risk, then we
charge higher cost of insurance fees for the
additional amounts of insurance (we may change
this procedure in the future).
	Monthly cost of insurance deductions from your
   cash valuepolicy fundPolicy fund     will
increase.  There will also be a    surrender
chargeSurrender Charge     increase.  These
begin on the date the face amount increase takes
effect.
	The right to examine this    contractpolicy
does not apply to face amount increases.  (It only
applies when you first buy the
   contractpolicy    .)
	   There will be an increase in the minimum
premium requirements.
For decreases:
	You cannot reduce the face amount below the
minimum we require to issue this
contractpolicy     at the time of the reduction.
	Monthly cost of insurance deductions from your
   cash valuepolicy fundPolicy fund     will
decrease.
	The federal tax law may limit a decrease in the
face amount.     If that limit applies, then your
new death beneiftbenefit will be your policy fund multiplies by the cooridorcorridor pecentagepercentage the federal tax law specifies for the insured's age at the time of the change.

	If you request a face amount decrease after you
have already increased the face amount at
substandard (i.e., higher) cost of insurance charges,
and the original face amount was at standard cost
of insurance charges, then we will first decrease
the face amount that is at substandard higher cost
of insurance charges.  We may change this
procedure.
   Changing the face amount my have tax
consequences.  See TAX EFFECTS on page 36.
Changing Your Death Benefit Option
You may change your death benefit option by sending
a written request to our    executive officeExecutive
Office    .  We require satisfactory evidence of
insurability to make this change.
If you change from option 1 to option 2, the face
amount decreases by    the amount of your pcash
valuepolicy fundolicy fund     on the date of the
change.  This keeps the death benefit and amount at
risk the same as before the change.  We may not
allow a change in death benefit option if it would
reduce the face amount below the minimum we
require to issue this    contractpolicy     at the
time of the reduction.
If you change from option 2 to option 1, then the face
amount increases by the amount of your    cash
valuepolicy fundPolicy fund     on the date of the
change. These increases and decreases in face amount
are made so that the amount of the death benefit
remains the same on the date of the change. When the
death benefit remains the same, there is no change in
the net amount at risk.  This is the amount on which
the cost of insurance charges are based.
   Changing the death beenfitbenefit option may
have tax consequences.  See "TAX EFFECTS" on
page 36.
When    ContractPolicy     Changes Go Into
Effect
Any changes in the face amount or the death benefit
option will go into effect on the monthly anniversary
after the date we approved your request.  After your
request is approved, you will receive a written notice
showing each change.  You should attach this notice
to your    contractpolicy    .  We may also ask
you to return your    contractpolicy     to us at
our    executive officeExecutive Office     so that
we can make a change.  We will notify you if we do
not approve a change you request.  For example, we
might not approve a change that would disqualify
your    contractpolicy     as life insurance for
income tax purposes.
   ContractPolicy     changes may have negative
tax consequences. See "TAX EFFECTS" on page
   40333331338    .
Flexible Premium Payments
You may choose the amount and frequency of
premium payments, within the limits described below.
Even though your premiums are flexible, your
   contractpolicy     information page will show a
"planned" periodic premium.  You determine the
planned premium when you apply and can change
   them     it at any time.  You will specify the
frequency to be on a quarterly, semi-annual or annual
basis. Planned periodic premiums may be monthly if
paid by pre-authorized check.  Premiums may be bi-
weekly if paid by Civil Service Allotment. The
planned premiums may not be enough to keep your
   contractpolicy     in force.
The insurance goes into effect when we receive your
initial minimum premium payment (and approve your
application).  We determine the initial minimum
premium based on:
1)	the age, sex, and premium class of the insured
   person    ,
2)	the initial face amount of the
   contractpolicy    , and
3)	any additional benefits selected.
All premium payments should be payable to
"Midland". After your first premium payment, all
additional premiums should be sent directly to our
   eE    xecutive    oO    ffice.
We will send you premium reminders based on your
planned premium schedule.  You may make the
planned payment, skip the planned payment, or
change the frequency or the amount of the payment.
Generally, you may pay premiums at any time.
Amounts must be at least $50, unless made by a pre-
authorized check.     Under current Company
practice, Aa    mounts made by a pre-authorized
check can be as low as $30.
Payment of the planned premiums does not guarantee
that your    contractpolicy     will stay in force.
Additional premium payments may be necessary.
The planned premiums increase when the face
amount of insurance increases.  This includes
increases resulting from the Automatic Benefit
Increase provision. (See "Automatic Benefit Increase
Provision" on page    20151514158     for details
on how and when the increases are applied.)
If you send us a premium payment that would cause
your    contractpolicy     to cease to qualify as
life insurance under Federal tax law, we will notify
you and return that portion of the premium that would
cause the disqualification.
Premium Provisions During The    Minimum
Premium PeriodMinimum Premium Period. During
the Minimum Premium PeriodMinimum Premium
Period    , you can keep your
   contractpolicy     in force by meeting a
minimum premium requirement. The    Minimum
Premium PeriodMinimum Premium Period     lasts
until the 5th    contractpolicy     anniversary.  A
monthly minimum premium is shown on your
   contractpolicy     information page.  (This is
not the same as the planned premiums.)  The
minimum premium requirement will be satisfied if the
sum of premiums you have paid, less your loans or
withdrawals, is more than the sum of the monthly
minimum premiums required to that date.  The
minimum premium increases when the face amount
increases.
During the    Minimum Premium PeriodMinimum
Premium Period    , your    contractpolicy
will enter a grace period and lapse if:
	the    net cash surrender valueNet Cash
surrender value     cannot cover the monthly
deductions from your    cash valuepolicy
fundPolicy fund    ; and
	the premiums you have paid, less your loans or
withdrawals, are less than the total monthly
minimum premiums required to that date.
This    contractpolicy     lapse can occur even if
you pay all of the planned premiums.
   Remember that the net cash surrender value is your policy fund minus any surrender cahrgecharge and minus any outstanding loan and loan interest due.

Premium Provisions After The    Minimum
Premium PeriodMinimum Premium Period    .
After the    Minimum Premium PeriodMinimum
Premium Period    , your    contractpolicy
will enter a grace period and lapse if the    net cash
surrender valueNet Cash surrender value     cannot
cover the monthly deductions from your    cash
valuepolicy fundPolicy fund    .  Paying your
planned premiums may not be sufficient to maintain
your    contractpolicy     because of investment
performance, charges and deductions,
   contractpolicy     changes or other factors.
Therefore, additional premiums may be necessary to
keep your    contractpolicy     in force.
Allocation of Premiums
Each net premium will be allocated to the
   investment divisioninvestment division    s or
to our General Account on the day we receive it
(except that any premium received before we issue
the    contractpolicy     will not be allocated or
invested until we issue the    contractpolicy "the
record date"     ).  The net premium is the premium
minus a premium charge and a service charge
(deducted only if you are on a Civil Service
Allotment Premium Mode.).  Each premium is put
into your    cash valuepolicy fundPolicy fund
according to your instructions.  Your
   contractpolicy     application may provide
directions to allocate net premiums to our General
Account or the    investment divisioninvestment
division    s.  You may not allocate your    cash
valuepolicy fundPolicy fund     to more than 10
   investment divisioninvestment division    s at
any one point in time.  Your allocation instructions
will apply to all of your premiums unless you write to
our    executive officeExecutive Office     with
new instructions.  Allocation percentages may be any
whole number from 0 to 100.  The sum of the
allocation percentages must equal 100.  Of course,
you may choose not to allocate a premium to any
particular    investment divisioninvestment
division. See "THE GENERAL ACCOUNT" on
page 30242423248.  Any premium received before
the record date will be held and earn interest in the
General Account until the day after the record date.
      When this period ends your instructions will
dictate how we allocate it.
Additional Benefits
You may include additional benefits in your
   contractpolicy    .  Certain benefits result in an
additional monthly deduction from your    cash
valuepolicy fundPolicy fund    .  You may cancel
these benefits at any time.     However, canceling
these benefits may have adverse tax consequences
and you should consult a tax adviser before doing so.
    The following briefly summarizes the additional
benefits that are currently available:
(1)  Disability Waiver Benefit:  With this benefit, we
waive monthly charges from the    cash valuepolicy
fundPolicy fund     if the insured person becomes
totally disabled on or after his/her 15th birthday and
the disability continues for at least 6 months.  If a
disability starts before the    contractpolicy
anniversary following the insured person's 60th
birthday, then we will waive monthly deductions for
as long as the disability continues.
(2)  Monthly Disability Benefit:  With this benefit,
we pay a set amount into your    cash valuepolicy
fundPolicy fund     each month (the amount is on
your    contractpolicy     information page).  The
benefit is payable when the insured person becomes
totally disabled on or after their 15th birthday and the
disability continues for at least 6 months. The
disability must start before the
   contractpolicy     anniversary following the
insured person's 60th birthday. The benefit will
continue until the insured person reaches age 65. If
the amount of benefit paid into the    cash
valuepolicy fundPolicy fund     is more than the
amount allowed under the income tax code, the
monthly benefit will be paid to the insured person.
(3)  Accidental Death Benefit:  We will pay an
additional benefit if the insured person dies from a
physical injury that results from an accident, provided
the insured person dies before the    contractpolicy
    anniversary that is within a half year of his or
her 70th birthday.
(4)  Children's Insurance Rider:  This benefit
provides term life insurance on the lives of the
insured person's children.  This includes natural
children, stepchildren and legally adopted children,
between the ages of 15 days and 21 years.  They are
covered until the insured person reaches age 65 or the
child reaches age 25.
(5) Family Insurance Rider:  This benefit provides
term life insurance on the insured person's children as
does the Children's Insurance. It also provides
decreasing term life insurance on the insured's
spouse.
(6)  Additional Insured Rider:  You may provide
term insurance for another person, such as the insured
person's spouse, under your    contractpolicy    .
A separate charge will be deducted for each
additional insured.
(7)  Guaranteed Insurability Rider:  This benefit
provides for additional amounts of insurance without
further evidence of insurability.
(8)  Living Needs Rider:  This benefit provides an
accelerated death benefit as payment of an
"Advanced Sum," in the event the insured person is
expected to die within 12 months.
You can choose the amount of the death benefit
amount to accelerate at the time of the claim. The
maximum advanced sum is 50% of the eligible death
benefit (which is the death benefit of the
   contractpolicy     plus the sum of any
additional death benefits on the life of the insured
person provided by any eligible riders). Currently,
there is a maximum of $250,000 and a minimum of
$5,000.
There is no charge for this benefit prior to the time of
a payment. The amount of the advanced sum is
reduced by expected future interest and may be
reduced by a charge for administrative expenses.
On the day we pay the accelerated benefit, we will
reduce the following in proportion to the reduction in
the eligible death benefit:
a.	the death benefit of the    contractpolicy
and of each eligible rider
b.	the face amount
c.	any    cash valuepolicy fundPolicy fund    s
d.	any outstanding loan
When we reduce the    cash valuepolicy fundPolicy
fund    , we allocate the reduction based on the
proportion that your unloaned amounts in the General
Account and your amounts in the    investment
divisioninvestment division    s bear to the total
unloaned portion of your    cash valuepolicy
fundPolicy fund    .
Pursuant to the Health Insurance Portability and
Accountability Act of 1996, we believe that for
federal income tax purposes an advanced sum
payment made under the living needs rider should
be fully excludable from the gross income of the
   beneficiaryBeneficiary    , as long as the
   beneficiaryBeneficiary     is the insured
person under the    contractpolicy    .
However, you should consult a qualified tax
advisor about the consequences of adding this
rider to a    contractpolicy     or requesting an
advanced sum payment under this rider.
Extended Maturity Option
This option allows the maturity date to be extended
indefinitely, or as long as allowed by the IRS.  If the
insured is alive on the maturity date and this
   contractpolicy     is still in force and not in the
grace period, this option may be elected.  In order to
elect this option, all of the    Cash ValuePolicy
fundPolicy fund     must be transferred to either the
General Account or the Money Market
   Investment DivisionInvestment division     and
the death benefit option must be elected as Option 1.
Once your policy is extended beyond the Maturity
Date, there will be no further monthly deductions and
we will only allow transfers to the General Account
or the Money Market    Investment
DivisionInvestment division    .  Furthermore, we
will not allow any of the following to occur:
	Increase in the Specified Amount of Insurance
	Changes in the Death Benefit Options
	Premium Payments
The Extended Maturity Option election may have tax
consequences.  Consult your tax advisor before taking
this election.
Automatic Benefit Increase Provision
The Automatic Benefit Increase (ABI) provision is a
   contractpolicy     rider that allows for face
amount increases to keep pace with inflation.  All
standard issues of regularly underwritten policies
issued after May 1, 1998, include the ABI provision,
except where the issue age of the primary insured is
older than 55.  In addition, the ABI provision is not
included where the billing mode is military
government allotment,    cCivil sService
aA    llotment or list bill.
The ABI can automatically increase your face amount
every two years, based on increases in the Consumer
Price Index.  The increases will occur on the 2nd
   contractpolicy     anniversary and every two
years thereafter, unless you reject an increase.  The
increases continue until the rider terminates.  We send
you a notice about the increase amounts at least 30
days before the increase date.  You have the right to
reject any increase in face amount by sending us a
notice before it takes effect.  If you reject an increase,
then the ABI provision terminates. (See your ABI
rider for exact details.)
We calculate each face amount increase under the
ABI provision as follows:
(a)	The eligible face amount, multiplied by
(b)	The Consumer Price Index 5 months before the
increase date, divided by
(c)	The Consumer Price Index 29 months before the
increase date, minus.
(d)	The eligible face amount from part (a).

The eligible face amount is the sum of the portions of
the face amount of insurance that are in the non-
smoker, ordinary or preferred premium class.
The maximum increase is the lesser of $50,000 or
20% of the eligible face amount.  The ABI provision
automatically terminates once the total of the
increases is more than twice the initial face amount.
The Consumer Price Index is the U.S. Consumer
Price Index for all urban consumers as published by
the U.S. Department of Labor. (See your policy form
for more details on this index.)
The ABI provision does not require separate monthly
charges, but it does affect the amount of your monthly
cost of insurance charge by increasing your face
amount. (See "   Deductions From Your Policy
Fund Deductions From Your Deductions From Your
Deductions From Your Deductions From Your Cash
ValueDeductions From Your Policy
FundDeductions From Your Policy FundDeductions
From Your Policy FundDeductions From Your Policy
FundDeductions From Your Policy FundDeductions
From Your Policy FundDeductions From Your Policy
FundDeductions From Your Policy fund" on page
32252524258    .)
ABI increases also increase the planned and minimum
premiums. (See Your ABI Rider and Your Base
   ContractPolicy Policy     Form for exact
details.)
The Automatic Benefit Increase Provision may have tax consequences. Consult your tax advisor for questions.

SEPARATE ACCOUNT INVESTMENT
CHOICES
Our Separate Account And Its    Investment
DivisionInvestment division    s
The "Separate Account" is our Separate Account A, established under the insurance laws of the State of
   South Dakota.  Iowa.      It is a unit investment
trust registered with the Securities and Exchange
Commission (SEC) under the Investment Company
Act of 1940 but this registration does not involve
any SEC supervision of its management or
investment policies.  The Separate Account meets
the definition of a "Separate Account" under the
federal securities laws.  The Separate Account has a
number of    investment divisioninvestment
division    s, each of which invests in the shares of
a corresponding portfolio of the Funds. You may
allocate part or all of your net premiums to ten of the
   twenty-five investmentthirty  divisioninvestment
division    s of our Separate Account.
The Funds
Each of the    2530 portfolios available under the
contractpolicy     is a "series" of one of the
following investment companies:
1.	Fidelity's Variable Insurance Products Fund
Initial Class,
2.	Fidelity's Variable Insurance Products Fund II
Initial Class,
3.	Fidelity's Variable Insurance Products Fund III
Initial Class,
4.	American Century Variable Portfolios, Inc.,
5.	MFS Variable Insurance Trusts, and
6.	Lord Abbett Series Fund, Inc.
7.	   Alger American Fund
The Funds' shares are bought and sold by our
Separate Account at net asset value. More detailed information about the Funds and their investment objectives, policies, risks, expenses and other aspects
of their operations, appear in their prospectuses,
which accompany this prospectus.
Midland may from time to time receive revenue from
the Funds and/or from their managers.  The amounts
of the revenue, if any,    may be substantial
and     may vary between funds and portfolios and
ma   y y     be based on the amount of Midland's
investments in the Funds.
Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns
and risks. Each    investment divisioninvestment
division    's performance depends on the
experience of the corresponding portfolio. The objectives of the portfolios are as follows:
Portfolio
Objective
VIP Money Market
Portfolio
Seeks as high a level of
current income as is
consistent with preservation
of capital and liquidity by
investing in U.S. dollar-denominated money market securities.
VIP High Income
Portfolio
Seeks a high level of current
income by investing
primarily in income-producing debt securities while also considering growth of capital. Policy owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.
VIP Equity-Income
Portfolio
Seeks reasonable income by
investing primarily in
income-producing equity
securities. In choosing these
securities, the investment
manager will consider the
potential for capital
appreciation. The Portfolio's
goal is to achieve a yield
which exceeds the
composite yield on the
securities comprising the
Standard & Poor's
Composite Index of 500
Stocks.
VIP Growth Portfolio
Seeks capital appreciation
by investing in common
stocks. The adviser invests
the fund's assets in
companies the adviser
believes have above-average
growth potential.
VIP Overseas Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.
   VIP Mid Cap
Portfolio
   Seeks long term growth
of capital.
VIP II Asset Manager
Portfolio
Seeks high total return with
reduced risk over the long
term by allocating its assets
among domestic and foreign
stocks, bonds and short-term
instruments.
VIP II Investment
Grade Bond Portfolio
Seeks as high a level of
current income as is
consistent with the
preservation of capital by
investing in U.S. dollar-denominated investment-grade bonds.
VIP II
Contrafund Portfolio
Seeks to achieve capital
appreciation over the long
term by investing in
common stocks and
securities of companies
whose value the manager
believes is not fully
recognized by the public.
VIP II
Asset Manager: Growth
Portfolio
Seeks to maximize total
return by allocating its assets
among stocks, bonds, short-term instruments, and other investments.
VIP II Index 500
Portfolio
Seeks to provide investment
results that correspond to the
total return of common
stocks publicly traded in the
United States by duplicating
the composition and total
return of the Standard &
Poor's Composite Index of
500 Stocks.
VIP III Growth &
Income Portfolio
Seeks high total return,
combining current income
and capital appreciation.
Invests mainly in stocks that
pay current dividends and
show potential for capital
appreciation.
VIP III Balanced
Portfolio
Seeks both income and
growth of capital. When
FMR's outlook is neutral, it
will invest approximately
60% of the fund's assets in
equity securities and will
always invest at least 25% of
the fund's assets in fixed-income senior securities.
VIP III Growth
Opportunities Portfolio
Seeks capital growth by
investing primarily in
common stocks. Although
the fund invests primarily in
common stocks, it has the
ability to purchase other
securities, including bonds,
which may be lower-quality
debt securities.
American Century
VP Capital
Appreciation Portfolio
Seeks capital growth by
investing primarily in
common stocks that
management considers to
have better-than-average
prospects for appreciation.
American Century
VP Value Portfolio
Seeks long-term capital
growth with income as a
secondary objective. Invests
primarily in equity securities
of well-established
companies that management
believes to be under-valued.
American Century
VP Balanced Portfolio
Seeks capital growth and
current income. Invests
approximately 60 percent of
its assets in common stocks
that management considers
to have better than average
potential for appreciation
and the rest in fixed income
securities.

American Century
VP International
Portfolio

Seeks capital growth by
investing primarily in
securities of foreign
companies that management
believes to have potential for
appreciation.
American Century
VP Income & Growth
Portfolio
Seeks dividend growth,
current income and capital
appreciation.  The Portfolio
will seek to achieve its
investment objective by
investing in common stocks.
MFS VIT
Emerging Growth
Series
Seeks to provide long-term
growth of capital.

MFS VIT Research
Series

Seeks to provide long-term
growth of capital and future
income.
   MFS Investors
Trust SeriesVIT
Growth
with Income
Series
Seeks to provide reasonable
current income and long-term growth of capital and income.
MFS VIT New
Discovery Series
Seeks capital appreciation.
Lord Abbett VC
Growth and Income
Portfolio

Lord Abbett VC Mid-Cap Value Portfolio






Lord Abbett VC
International Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in
market value.

Seeks capital appreciation
through investments,
primarily in equity securities
which are believed to be
undervalued in the
marketplace.


Seeks long-term capital
appreciation. Invests
primarily in equity securities
of non-U.S. issuers.
   Alger American
Small Capitalization
Portfolio
   Seeks long-term capital
appreciation by focusing on
small, fast growing
companies that offer
innovative products,
services or technologies to a
rapidly expanding
marketplace.
   Alger American
MidCap Growth
Portfolio
   Seeks long-term capital
appreciation by focusing on
midsize companies with
promising growth potential.

   Alger American
Growth Portfolio
   Seeks long-term capital
appreciation by focusing on
growing companies that
generally have broad
product lines, markets,
financial resources and
depth of management.
   Alger American
Leveraged AllCap
Portfolio
   Seeks long-term capital
appreciation by investing,
under normal circumstances,
in the equity securities of
companies of any size which
demonstrate promising
growth potential.
Fidelity Management & Research Company manages
the VIP, VIP II and VIP III portfolios.  American
Century Investment Management, Inc. manages the
American Century VP Portfolios. MFS Services
Company manages the MFS Variable Insurance
Trusts.  Lord Abbett & Co. manages the Lord Abbett
Series Fund, Inc.      Fred Alger Management, Inc.
manages the Alger American Portfolios.
The Fund portfolios available under these
   contractpolicyspolicies     are not available for
purchase directly by the general public, and are not
the same as the mutual funds with very similar or
nearly identical names that are sold directly to the
public. However, the investment objectives and
policies of the portfolios are very similar to the
investment objectives and policies of other (publicly
available) mutual fund portfolios that have very
similar or nearly identical names and that are or may
be managed by the same investment advisor or
manager. Nevertheless, the investment performance
and results of any of the Funds' portfolios that are
available under the    contractpolicyspolicies
may be lower, or higher, than the investment results
of such other (publicly available) portfolios. There
can be no assurance, and no representation is made,
that the investment results of any of the available
portfolios will be comparable to the investment
results of any other portfolio or mutual fund, even if
the other portfolio or mutual fund has the same
investment advisor or manager and the same
investment objectives and policies and a very similar
or nearly identical name.
USING YOUR    CASH VALUEPOLICY
FUNDPOLICY FUND
The    Cash ValuePolicy Ffund
Your    cash valuepolicy fundPolicy fund     is
the sum of your amounts in the various
   investment divisioninvestment division    s and
in the General Account (including any amount in our
General Account securing a    contractpolicy
loan).  Your    cash valuepolicy fundPolicy
fund     reflects various charges. See
"DEDUCTIONS AND CHARGES" on page
   31252423258    . Monthly deductions are
made on the    contractpolicy     date on the first
day of each    contractpolicy month    .
Transaction and    surrender chargeSurrender
Charge    s are made on the effective date of the
transaction.  Charges against our Separate Account
are reflected daily.
We guarantee amounts allocated to the General
Account.  There is no guaranteed minimum    cash
valuepolicy fundPolicy fund     for amounts
allocated to the    investment divisioninvestment
division    s of our Separate Account.  You bear
that investment risk.  An    investment
divisioninvestment division    's performance will
cause your    cash valuepolicy fundPolicy
fund     to go up or down.
Amounts In Our Separate Account
Amounts allocated or transferred to the
   investment divisioninvestment division    s are
used to purchase accumulation units.  Accumulation
units of an    investment divisioninvestment
division     are purchased when you allocate
premiums, repay loans or transfer amounts to that
division.  Accumulation units are redeemed when you
make withdrawals, when you transfer amounts from
an    investment divisioninvestment division
(including transfers for loans), when we make
monthly deductions and charges, and when we pay
the death benefit.  The number of accumulation units
purchased or redeemed in an    investment
divisioninvestment division     is calculated by
dividing the dollar amount of the transaction by the
division's accumulation unit value at the end of that
day.  The value you have in an    investment
divisioninvestment division     is the accumulation
unit value times the number of accumulation units
credited to you.  The number of accumulation units
credited to you will not vary because of changes in
accumulation unit values.
How We Determine The Accumulation Unit Value
We determine accumulation unit values for the
   investment divisioninvestment division    s at
the end of each    business dayBusiness Day.
Accumulation unit values fluctuate with the
investment performance of the corresponding
portfolios of the Funds.  They reflect investment
income, the portfolio's realized and unrealized capital
gains and losses, the Funds' expenses, and our
deductions and charges.  The accumulation unit value
for each    investment divisioninvestment
division     is set at $10.00 on the first day there are
   contractpolicy     transactions in our Separate
Account associated with these
   contractpolicyspolicies    .  After that, the
accumulation unit value for any    business
dayBusiness Day     is equal to the accumulation
unit value for the previous    business dayBusiness
Day     multiplied by the net investment factor for
that division on that    business dayBusiness
Day    .
We determine the net investment factor for each
   investment divisioninvestment division
every    business dayBusiness Day     as follows:
	We take the value of the shares belonging to the
division in the corresponding Fund portfolio at the
close of business that day (before giving effect to
any    contractpolicy     transactions for that
day, such as premium payments or surrenders). We
use the share value reported to us by the Fund.
	We add any dividends or capital gains distributions
paid by the portfolio on that day.
	We divide this amount by the value of the amounts
in the    investment divisioninvestment
division     at the close of business on the
preceding    business dayBusiness Day
(after giving effect to any    contractpolicy
transactions on that day).
	We subtract a daily asset charge for each calendar
day between    business dayBusiness Day    s
(for example, a Monday calculation may include
charges for Saturday and Sunday). The daily
charge is .0024547%, which is an effective annual
rate of 0.90%.  We currently intend to reduce this
charge to 0.25% after the 10th
   contractpolicy     year.  (This reduction is
not guaranteed.)  (See "Mortality and Expense
Risks" on page 21.)
	We may subtract any daily charge for taxes or
amounts set aside as tax reserves.
   Cash ValuePolicy Ffund     Transactions
The transactions described below may have different
effects on your    cash valuepolicy fundPolicy
fund    , death benefit, face amount or cost of
insurance cha   rn    ges.  You should consider
the net effects before making any    cash
valuepolicy fundPolicy fund     transactions.
Certain transactions have fees.  Remember that upon
completion of these transactions, you may not have
your    cash valuepolicy fundPolicy fund
allocated to more than 10    investment
divisioninvestment division    s.
Transfers Of    Cash ValuePolicy fFund
You may transfer amounts among the    investment
divisioninvestment division    s and between the
General Account and any    investment
divisioninvestment division    s.  To make a
transfer of    cash valuepolicy fundpolicy
fund    , write to our    executive officeExecutive
Office    .  Currently, you may make an unlimited
number of    free     transfers of    cash
valuepolicy fundPolicy fund     in each
   contractpolicy     year.  But we reserve the
right to assess a $25 charge after the 12th transfer in a
contractpolicy year.  If we charge you for making a
transfer, then we will allocate the charge as described
under "Deductions and Charges    How
Policy Fund Charges Are AllocatedHow
Policy Fund Charges Are AllocatedHow Policy Fund
Charges Are AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Cash Value Charges Are Allocated"
on page 33272725278.       Although a single
transfer request may include multiple transfers, it will
be considered a single transfer for fee purposes.
Transfer requests received before 3:00 p.m. (Central
Standard Time) will take affect on the same day if
that day is a    business dayBusiness Day    .
Otherwise, the transfer request will take
   ae    ffect on the    business dayBusiness
Day     following the day we receive your request.
Transfers are effected at unit values determined at the
close of business on the day the transfer takes effect.
The minimum transfer amount is $200.  The
minimum amount does not have to come from or be
transferred to just one    investment
divisioninvestment division    .  The only
requirement is that the total amount transferred that
day equals the transfer minimum.
The total amount that can be transferred from the
General Account to the Separate Account, in any
   contractpolicy     year, cannot exceed the
larger of:
1.	25% of the unloaned amount in the General
Account at the beginning of the
   contractpolicy     year, or
2.	 $25,000  (We reserve the right to decrease this to
$1,000).
These limits do not apply to transfers made in a
Dollar Cost Averaging program that occurs over a
time period of 12 or more months.
Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables
you to make monthly transfers of a predetermined
dollar amount from the DCA source account (any
   investment divisioninvestment division     or
the General Account) into one or more of the
investment divisioninvestment division    s.  By
allocating monthly, as opposed to allocating the total
amount at one time, you may reduce the impact of
market fluctuations.  This plan of investing does not
insure a profit or protect against a loss in declining
markets.  The minimum monthly amount to be
transferred using DCA is $200.
You can elect the DCA program at any time.  You
must complete the proper request form, and there
must be a sufficient amount in the DCA source
account.  The minimum amount required in the DCA
source account for DCA to begin is the sum of $2,400
and the minimum premium.  You can get a sufficient
amount by paying a premium with the DCA request
form, allocating premiums, or transferring amounts to
the DCA source account.  The DCA election will
specify:
a.	The DCA source account from which DCA
transfers will be made,
b.	That any money received with the form is to be
placed into the DCA source account,
c.	The total monthly amount to be transferred to the
other    investment divisioninvestment
division    s, and
d.	How that monthly amount is to be allocated
among the    investment divisioninvestment
division    s.
The DCA request form must be received with any
premium payments you intend to apply to DCA.
Once DCA is elected, additional premiums can be
deposited into the DCA source account by sending
them in with a DCA request form.  All amounts in the
DCA source account will be available for transfer
under the DCA program.
Any premium payments received while the DCA
program is in effect will be allocated using the
allocation percentages from the DCA request form,
unless you specify otherwise.  You may change the
DCA allocation percentages or DCA transfer amounts
twice during a    contractpolicy     year.
If it is requested when the    contractpolicy     is
issued, then DCA will start at the beginning of the
2nd    contractpolicy     month.  If it is requested
after issue, then DCA will start at the beginning of the
1st    contractpolicy     month which occurs at
least 30 days after the request is received.
DCA will last until the    value in the DCA source
account falls below the allowable limit total monies
allocated for DCA are exhausted     or until we
receive your written termination request.  DCA
automatically terminates on the maturity date.
Midland does not charge any specific fees for you to
participate in a DCA program.  However, transfers
made through a DCA program which only extends for
   a     fewer than 12 months will be included in
counting the number of transfers of    cash
valuepolicy fundPolicy fund    .  While we
currently allow an unlimited number of free transfers,
we reserve the right to charge for each transfer after
the 12th one in any    contractpolicy     year.
We reserve the right to end the DCA program by
sending you one month's notice.
Portfolio Rebalancing
The Portfolio Rebalancing Option allows
policyowners, who are not participating in a Dollar
Cost Averaging program, to have the Company
automatically reset the percentage of    cash
valuepolicy fundPolicy fund     allocated to each
   investment divisioninvestment division     to a
pre-set level.  For example, you may wish to specify
that 30% of your    cash valuepolicy fundPolicy
fund     be allocated to the VIP Growth Investment
   DivisionInvestment division    , 40% in the
VIP High Income    Investment DivisionInvestment
division     and 30% in the VIP II Overseas
   Investment DivisionInvestment division    .
Over time, the variations in the    investment
divisioninvestment division    's investment results
will shift the percentage allocations of your    cash
valuepolicy fundPolicy fund    .  If you elect this
option, then at each    contractpolicy
anniversary, we will transfer amounts needed to "re-
balance" the    cash valuepolicy fundPolicy
fund     to the specified percentages selected by
you.  Rebalancing is not available to amounts in the
General Account.  Rebalancing may result in
transferring amounts from an    investment
divisioninvestment division     earning a relatively
high return to one earning a relatively low return.
Even with a Portfolio Rebalancing Option, you can
only allocate your total    cash valuepolicy
fundPolicy fund     in up to at most 10
   investment divisioninvestment division    s.
We reserve the right to end the Portfolio Rebalancing
Option by sending you one month's notice.  Contact
us at our    Executive OfficeExecutive Office
to elect the Portfolio Rebalancing Option.
Midland does not charge any specific fees for you to
participate in a portfolio rebalancing program.
However, transfers made through a portfolio
rebalancing program which only extends for fewer
than 12 months will be included in counting the
number of transfers of    cash valuepolicy
fundPolicy fund    .  While we currently allow an
unlimited number of free transfers, we do reserve the
right to charge for each transfer after the 12th one in
any    contractpolicy year.
ContractPolicy     Loans
   Whenever your contract has a net cash surrender
valueNet Cash surrender value, yYou may borrow up
to 92% of the net cash surrender valuecCash
surrender value using only your contractpolicy
    as security for the loan.  If you request an
additional loan, then the outstanding loan and loan
interest will be added to the additional loan amount
and the original loan will be canceled.  Thus, you will
only have one outstanding loan.
   We pay you interest on this loaned amount,
currently at an annual rate of 3.5%. A loan taken
from, or secured by, a contractpolicy     may have
federal income tax consequences. See "TAX
EFFECTS" on page    40333331338    .
You may request a loan by contacting our
   executive officeExecutive Office    . You
should tell us how much of the loan you want taken
from your unloaned amount in the General Account
or from the Separate Account    investment
divisioninvestment division    s.  If you do not tell
us how to allocate your loan, the loan will be
allocated according to your deduction allocation
percentages as described under "   How Policy
Fund Charges Are AllocatedHow Policy Fund
Charges Are AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Cash Value Charges Are Allocated"
on page 33272725278    .  If the loan cannot be
allocated this way, then we will allocate it in
proportion to the unloaned amounts of your    cash
valuepolicy fundPolicy fund in the General Account and each investment divisioninvestment division. We will redeem units from each investment divisioninvestment division equal in value to the amount of the loan allocated to that investment divisioninvestment division (and transfer these amounts to the General Account).
Interest Credited on Policy Loans: We credit you interest on this loaned amount, currently at an annual rate of 3.5%.The portion of the General Account that is equal to the policy loan will be credited at a rate of 3.5%.
Contract Loan Interest. Currently interest on a contract loan accrues daily at an annual interest rate of 5.5%. We guarantee that this rate will not exceed
8% per year.
Contract Loan Interest Charged: After the 10th contractpolicy year, you may be able to take preferred we will offer preferred loans. provided your contractpolicy's cash valuepolicy fundpolicy fund is large enough. Preferred loans are loans guaranteed to be available for the portion of the loan that is from earnings (the earnings are equal to the up to the cash valuepolicy fundpPolicy fund less the total premiums paid). We guarantee that the annual rate of interest paid on preferred loans will be equal to the interest rate chargesd on such loans. At the current time, we are charging The annual interest rate charged on preferred loans is guaranteed to be 3.5% (which is the same rate we guarantee to credit on preferred loans).
 on preferred loans and thus preferred loans are being credited an annual interest rate of 3.5%.
Currently, the annual interest rate we charge on non-preferred loans is 5.5%. We guarantee that the rate charged on non-preferred loans will not exceed 8% per year.

Interest is due on each contractpolicy anniversary.  If
you request an additional loan, then the outstanding
loan and loan interest will be added to the additional
loan amount and the original loan will be cancelled.
Thus, you will only have one outstanding loan.
    If you do not pay the interest when it is due, then
it will be added to your outstanding loan and allocated
based on the deduction allocation percentages for
your    cash valuepolicy fundpPolicy fund    .
This means we make an additional loan to pay the
interest and will transfer amounts from the General
Account or the    investment divisioninvestment
division    s to make the loan.  If we cannot allocate
the interest based on these percentages, then we will
allocate it as described above   . for allocating your
loan.
Repaying The Loan.  You may repay all or part of a
   contractpolicy     loan while your
   contractpolicy     is in force.  While you have a
   contractpolicy     loan, we assume that any
money you send us is meant to repay the loan.  If you
wish to have any of these payments serve as premium
payments, then you must tell us in writing.
You may choose how you want us to allocate your
repayments. If you do not give us instructions, we
will allocate your repayments based on your premium
allocation percentages.
The Effects Of A    ContractPolicy Loan On Your
Cash ValuePolicy fFund.  A loan against your
contractpolicy will have a permanent effect on your
cash valuepolicy fundpPolicy fund and benefits, even
if the loan is repaid.  When you borrow on your
contractpolicy    , we transfer your loan amount
into our General Account where it earns a declared
rate of interest.  You cannot invest that loan amount
in any Separate Account    investment
divisioninvestment division    s.  You may earn
more or less on the loan amount, depending on the
performance of the    investment
divisioninvestment division    s and whether they
are better or worse than the    rates 3.5% annual
interest declared for the unloaned portion of the we
credit on the portion of the     General Account
   securing the loan    .

Your    ContractPolicy     May Lapse.  Your loan
may affect the amount of time that your
   contractpolicy     remains in force.  For
example, your    contractpolicy     may lapse
because the loaned amount cannot be used to cover
the monthly deductions that are taken from your
   cash valuepolicy fundpPolicy fund    .  If these
deductions are more than the    net cash surrender
valuenNet Ccash surrender value     of your
   contractpolicy    , then the
   contractpolicy    's lapse provisions may apply.
Since the    contractpolicy permits loans up to 92%
of the cash surrender valuecCash surrender value,
    loan repayments or additional premium
payments may be required to keep the
   contractpolicy     in force, especially if you
borrow the maximum.
Withdrawing Money From Your    Cash
ValuePolicy Ffund
You may request a partial withdrawal of your    net
cash surrender valueNet Cash surrender value by
writing to our executive officeExecutive Office.
There is no surrender chargeSurrender Charge
on partial withdrawals.  Partial withdrawals are
subject to certain conditions.  They must:
	be at least $200,
	total no more than 50% of the    net cash
surrender valueNet Cash surrender value     in
any    contractpolicy     year,
	allow the death benefit to remain above the
minimum for which we would issue the
   contractpolicy     at that time,
	allow the    contractpolicy     to still qualify as
life insurance under applicable tax law.
You may specify how much of the withdrawal you
want taken from each    investment
divisioninvestment division    .  If you do not tell
us, then we will make the withdrawal as described in
"Deductions and Charges    How Policy
Fund Charges Are AllocatedHow Policy Fund
Charges Are AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Cash Value Charges Are Allocated"
on page 33272725278.
Withdrawal requests received before 3:00 p.m.
(Central Standard Time) will take affect on the same
day if that day is a Business Day.  Otherwise, the
withdrawal request will take effect on the Business
Day following the day we receive your request.
Withdrawal Charges.  When you make a partial
withdrawal more than once in a
   contractpolicy     year, a charge of $25 (or 2%
of the amount withdrawn, whichever is less), will be
deducted from your    cash valuepolicy fundPolicy
fund    .  If you do not give us instructions for
deducting the charge, then it will be deducted as
described under "Deductions and Charges     How
Policy Fund Charges Are AllocatedHow
Policy Fund Charges Are AllocatedHow Policy Fund
Charges Are AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are
AllocatedHow Policy fund Charges Are
AllocatedHow Cash Value Charges Are Allocated"
on page 33272725278.
In general, we do not permit you to make a
withdrawal on monies for which your premium check
has not cleared your bank.
The Effects Of A Partial Withdrawal.  A partial
withdrawal reduces the amount in your    cash
valuepolicy fundPolicy fund, the cash surrender
valueCash surrender value     and generally the
death benefit on a dollar-for-dollar basis.  If the death
benefit is based on the corridor percentage multiple,
then the death benefit reduction could be greater.  If
you have death benefit option 1, then we will also
reduce the face amount of your
   contractpolicy     so that there will be no
change in the net amount at risk.  We will send you a
new    contractpolicy     information page to
reflect this change.  Both the withdrawal and any
reductions will be effective as of the date we receive
your request at our    executive officeExecutive
Office.
A    contractpolicy     loan might be better than a
partial withdrawal if you need temporary cash.     A
partial withdrawal may have tax consequences.  See
"TAX EFFECTS" below.
Surrendering Your    ContractPolicy
You may surrender your    contractpolicy for its net
cash surrender valueNet Cash surrender value
while the insured person is living.  You do this by
sending both a written request and the
   contractpolicy to our executive officeExecutive
Office.  The net cash surrender valueNet Cash
surrender value equals the cash surrender valueCash
surrender value (your policy fund minus any
surrender chrgescharges) minus any loan outstanding
(including loan interest).  During the first 10
contractpolicy years, the cash surrender valueCash
surrender value is the cash valuepolicy fundPolicy
fund minus the surrender chargeSurrender Charge.
After 10 years, the cash surrender valueCash
surrender value equals the cash valuepolicy
fundPolicy fund.  We will compute the net cash
surrender valueNet Cash surrender value as of the
date we receive your request and contractpolicy at our
executive officeExecutive Office.  All of your
insurance coverage will end on that date.
Surrendering your policy may have tax consequences.
See "TAX EFFECTS" below.
THE GENERAL ACCOUNT
You may allocate all or some of your    cash
valuepolicy fundPolicy fund     to the General
Account.  The General Account pays interest at a
declared rate.  We guarantee the principal after
deductions. The General Account supports our
insurance and annuity obligations.  Because of
applicable exemptive and exclusionary provisions,
interests in the General Account have not been
registered under the Securities Act of 1933, and
the General Account has not been registered as an
investment company under the Investment
Company Act of 1940.  Accordingly, neither the
General Account nor any interests therein are
generally subject to regulation under the 1933 Act
or the 1940 Act.  We have been advised that the
staff of the SEC has not made a review of the
disclosures which are included in this prospectus
for your information and which relate to the
General Account.
You may accumulate amounts in the General Account
by:
	allocating net premium and loan payments,
	transferring amounts from the    investment
divisioninvestment division    s,
	securing any    contractpolicy     loans, or
	earning interest on amounts you already have in
the General Account.
This amount is reduced by transfers, withdrawals and
allocated deductions.
We pay interest on all your amounts in the General
Account. The annual interest rates will never be less
than 3.5%.  We may, at our sole discretion, credit
interest in excess of 3.5%.  You assume the risk that
interest credited may not exceed 3.5%.  We may pay
different rates on unloaned and loaned amounts in the
General Account.  Interest compounds daily at an
effective annual rate that equals the annual rate we
declared.
You may request a transfer between the General
Account and one or more of the    investment
divisioninvestment division    s, within limits.  See
"Transfers of    Cash ValuePolicy Ffund".
The General Account may not be available in all
states,  Your state of issue will determine if the
General Account is available on your
   contractpolicy    .  Please check your policy
form to see if the General Account is available on
your    contractpolicy.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a premium charge, and in some cases a
service charge from each premium.  The rest of each
premium (called the net premium) is placed in your
   cash valuepolicy fundPolicy fund    .
Since this charge is a percentage of paid premiums,
the amount of the charge will vary with the amount of
premium.
Sales Charge.  We deduct a 5.0% premium charge
from each premium payment. We currently intend to
eliminate this charge after the 15th    contractpolicy
    year.  (This is not guaranteed). This charge
partially reimburses us for premium taxes we incur,
and for the selling and distributing costs of this
   contractpolicy.       These include commissions
and the costs of preparing sales literature and printing
prospectuses. (We also deduct a    surrender
chargeSurrender Charge if you surrender your
contractpolicy for its net cash surrender valueNet
Cash surrender value or let your contractpolicy lapse
in the first 10 years. See "Surrender ChargeSurrender
Charge" on page 34272726278.)
Service Charge.  If you have chosen the Civil Service
Allotment Mode, then we deduct $.46 from each
premium payment.  The $.46 covers the extra
expenses we incur in processing bi-weekly premium
payments.
Charges Against The Separate Account
Fees and charges allocated to the    investment
divisioninvestment division    s reduce the amount
in your    cash valuepolicy fundPolicy fund.
Mortality and Expense Risks.  We charge for
assuming mortality and expense risks.  We guarantee
that monthly administrative and insurance deductions
from your    cash valuepolicy fundPolicy fund
will never be greater than the maximum amounts
shown in your    contractpolicy.       The
mortality risk we assume is that insured people will
live for shorter periods than we estimated.  When this
happens, we have to pay a greater amount of death
benefits than we expected.  The expense risk we
assume is that the cost of issuing and administering
   contractpolicyspolicies     will be greater than
we expected.  We    deduct a daily     charge for
mortality and expense risks at an effective annual rate
of 0.90% of the value of the assets in the Separate
Account attributable to Variable Executive Universal
Life 2.  We currently intend to reduce this charge to
0.25% after the 10th    contractpolicy     year
(this is not guaranteed).  The    investment
divisioninvestment division    s' accumulation unit
values reflect this charge. See "Using Your    Cash
ValuePolicy fundPolicy fund  How We Determine
The Accumulation Unit Value" on page
25202019208    .  If the money we collect from this
charge is not needed, then we profit.  We expect to
make money from this charge.  To the extent sales
expenses are not covered by the premium    load
charge and the surrender chargeSurrender
Charge    , our General Account funds, which may
include amounts derived from this mortality and
expense risk charge, will be used to cover sales
expenses.
Tax Reserve.  We reserve the right to charge for taxes
or tax reserves, which may reduce the investment
performance of the    investment
divisioninvestment division    s.  Currently, no such
charge is made.
Deductions From Your    Cash ValuePolicy
fFund
At the beginning of each    contractpolicy
month (including the    contractpolicy     date),
the following three deductions are taken from your
   cash valuepolicy fundpPolicy fund:
1.	Expense Charge:  This charge is $6.00 per
month.  This charge covers the continuing costs
of maintaining your    contractpolicy    , such
as premium billing and collections, claim
processing,    contractpolicy     transactions,
record keeping, communications with owners and
other expense and overhead items.
2.	Charges for Additional Benefits:  Monthly
deductions are made for the cost of any additional
benefits.  We may change these charges, but your
   contractpolicy     contains tables showing
the guaranteed maximum rates for all of these
insurance costs.
3.	Cost of Insurance Charge:  The cost of
insurance charge is our current monthly cost of
insurance rate times the amount at risk at the
beginning of the    contractpolicy     month.
The amount at risk is the difference between your
death benefit and your    cash valuepolicy
fundPolicy fund.       If the current death
benefit for the month is increased due to the
requirements of Federal tax law, then your
amount at risk for the month will also increase.
For this purpose, your    cash valuepolicy
fundPolicy fund     amount is determined
before deduction of the cost of insurance charge,
but after all of the other deductions due on that
date.  The amount of the cost of insurance charge
will vary from month to month with changes in
the amount at risk   .  We may profit from this
charge.
The cost of insurance rate is based on the sex,
attained age, and rating class of the insured person at
the time of the charge.  We place the insured person
that is a standard risk in the following rate classes:
preferred non-smoker, non-smoker, and smoker.  The
insured person may also be placed in a rate class
involving a higher mortality risk, known as a
substandard class.  We may change the cost of
insurance rates, but they will never be more than the
guaranteed maximum rates set forth in your
   contractpolicy    .  The maximum charges are
based on the charges specified in the Commissioner's
1980 Standard Ordinary Mortality Table. The table
below shows the current and guaranteed maximum
monthly cost of insurance rates per $1,000 of amount
at risk for a male, preferred, nonsmoker, standard risk
at various ages.  (In Montana, there are no
distinctions based on sex.)
   If Variable Executive Universal Life 2 is
purchased in connection with an employment-related
insurance or benefit plan, employers and employee
organizations should consider, in consultation with
counsel, the impact of Title VII of the Civil Rights
Act of 1964.  In 1983, the United States Supreme
Court held that under Title VII, optional annuity
benefits under a deferred compensation plan could
not vary on the basis of sex.

Illustrative Table of Monthly Cost of Insurance Rates
(Rounded) per $1,000 of Amount at Risk
	Male	Guaranteed	Current
	Attained	Maximum	(Preferred Non-Smoker)
	Age	Rate	Rate
	5	$.07	$.05
	15	.11	.10
	25	.13	.07
	35	.14	.07
	45	.29	.14
	55	.69	.29
	65	1.87	.68
   For a male preferred non-smoker, age 35, with a $150,000 face amount option 1 contract and an initial premium of $1,000, the cost of insurance for the first month will be $10.43. This example assumes the current cost of insurance rate ($.07 per $1,000).
For example, for a male preferred non-smoker, age 35
with a $150,000 face amount death benefit option 1 contract and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $16.43. This example assumes the current monthly expense charge of $6.00 and the current cost of insurance charge of $10.43. The $10.43 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.07) times the amount at risk ($150,000 face less the initial Cash Value of $944 which is $1,000 of premium less the $50 for the premium charge less the $6.00 expense charge). This example assumes that there are no riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates. To qualify, an insured must be a standard risk and must meet additional requirements that relate to smoking habits.
The reduced cost of insurance rates depends on such variables as the attained age and sex of the insured.
The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates.
To qualify for the preferred non-smoker class, the insured person must be age 20 or over and meet certain underwriting requirements.
   If Variable Executive Universal Life 2 is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights
Act of 1964.  In 1983, the United States Supreme
Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Charges.  Any changes in the
cost of insurance, charges for additional benefits or
expense charges will be by class of insured and will
be based on changes in future expectations of
investment earnings, mortality, the length of time
   contractpolicyspolicies     will remain in effect,
expenses and taxes.
Automatic Benefit Increase Charges.  There is no
separate charge for the Automatic Benefit Increase
(ABI) provision. However, as the automatic increases
are applied (see page    20151514158     for
exact details) the face amount of insurance will
increase. The face amount increase will cause an
increase in the amount at risk and the monthly cost of
insurance charge.
Transaction Charges
In addition to the deductions described above, we
charge fees for certain    contractpolicy
    transactions:
	Partial Withdrawal of    Net Cash Surrender
ValueNet Cash surrender value    .  You may
make one partial withdrawal during each
   contractpolicy     year without a charge.
There is an administrative charge of $25 or 2
percent of the amount withdrawn, whichever is
less, each time You make a partial withdrawal if
more than one withdrawal is made during a
   contractpolicy     year.
	Transfers.  Currently, we do not charge when You
make transfers of    cash valuepolicy fundPolicy
fund     among    investment
divisioninvestment division    s.  We reserve the
right to assess a $25 charge after the twelfth
transfer in a    contractpolicy     year.
How    Cash ValuePolicy fFund     Charges
Are Allocated
Generally, deductions from your    cash
valuepolicy fundPolicy fund     for monthly or
partial withdrawal charges are made from the
   investment divisioninvestment division    s and
the unloaned portion of the General Account.  They
are made in accordance with your specified deduction
allocation percentages unless you instruct us
otherwise.  Your deduction allocation percentages
may be any whole numbers (from 10 to 100) which
add up to 100.  You may change your deduction
allocation percentages by writing to our
   executive officeExecutive Office    .  Changes
will be effective as of the date we receive them.
If we cannot make a deduction in accordance with
these percentages, we will make it based on the
proportion of (a) to (b) where (a) is your unloaned
amounts in the General Account and your amounts in
the    investment divisioninvestment division    s
and (b) is the total unloaned amount of your    cash
valuepolicy fundPolicy fund    .
Deductions for transfer charges are made equally
between the    investment divisioninvestment
division    s from which the transfer was made. For
example, if the transfer is made from two
   investment divisioninvestment division    s,
then the transfer charge assessed to each of the
   investment divisioninvestment division    s will
be $12.50.
   Surrender ChargeSurrender Charge
We incur various sales and promotional expenses in
selling Variable Executive Universal Life 2.  These
include commissions, the cost of preparing sales
literature, promotional activities and other distribution
expenses.     We also incur expenses for
underwriting, printing contractpolicy forms and
prospectuses, and entering information in our records.
The surrender chargesSurrender cCharge is the
difference between the amount in your cash
valuepolicy fundpPolicy fund and your
contractpolicy's cash surrender valuecCash surrender
value     for the first 10    contractpolicy
years.  It is a contingent, charge designed to partially
recover our expenses in distributing and issuing
   contractpolicyspolicies     which are
terminated by surrender in their early years (the
premium charge is also designed to partially
reimburse us for these expenses).   It is a contingent
   chargeload     because you pay it only if you
surrender your    contractpolicy     (or let it
lapse) during the first 10    contractpolicy
years.  The amount of the charge in a
   contractpolicy     year is not necessarily related
to our actual sales expenses in that year.  We
anticipate that the premium charge and    surrender
chargesSurrender cCharge     will not fully cover
our sales expenses. If sales expenses are not covered
by the premium charge and    surrender
chargesSurrender cCharge    s, we will cover them
with other funds.  The    net cash surrender
valuenNet cCash surrender value    , the amount we
pay you if you surrender your
   contractpolicy     for cash, equals the    cash
surrender valuecCash surrender value     minus any
outstanding loan and loan interest.
The    first year surrender chargesurrender
charge     varies by the issue age, sex and class of
the insured at the time the policy is issued.  The
maximum charge for your policy per $1,000 of face
amount is the first year charge.  The first year charge,
on a per $1,000 of face amount basis, gradually
decreases over the 10 year    surrender
chargeSurrender Charge     period and is $0.00
after the 10th    contractpolicy     year.
The following table provides some examples of the
first year    surrender chargesSurrender
cCharge    . The maximum first year    surrender
chargesSurrender cCharge     for all issue ages,
sexes, and classes is $52.50 per $1,000.  The $52.50
per $1,000    surrender chargesSurrender
cCharge     occurs for males issued at a smoker
class with issue ages at 58 or older.  Your
   contractpolicy     will specify the actual
   surrender chargesSurrender cCharge     rate,
per $1,000 of face amount, for all
   duration'sdurations     in the 10 year
   surrender chargesSurrender cCharge     period.
The table below is only provided to give you an idea
of the level of first year    surrender
chargesSurrender cCharge    s for a few sample
issue ages, sexes and classes.

Table of First Year    Surrender
ChargeSurrender Charges
Per $1,000 of Face Amount
			   Surrender ChargeSurrender Charge
    Per
Issue Age	Sex	Class	$1,000 of Face Amount
15	Male	Preferred Non-Smoker		$10.00
15	Female	Preferred Non-Smoker		$10.00

35	Male	Non-Smoker
	$19.00
35	Male	Smoker
	$23.00

55	Female	Non-Smoker
	$32.50
55	Female	Smoker
	$37.00

65	Male	Preferred Non-Smoker		$50.00
65	Male	Smoker
	$52.50

If there has been a change in face amount during the life of the contractpolicy, then the surrender chargesSurrender cCharge is applied against the highest face amount in force during the time from the issue date until the time of surrender. Your contractpolicy will specify your actual ssurrender chargeSurrender Ccharge rates per $1,000 of face amount.

A face amount decrease will not reduce the surrender charge. If the face amount is increased, the surrender charge will increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)	The initial face amount set equal to the face
amount increase
b)	The insured's policy age on the policy date
equal to the policy age on the date of the face
amount increase; and
c)	The premium class for the face amount
increase

Suppose you bought your policy at issue age 35 under a male preferred nonsmoker class with a face amount of $200,000. During the 10th policy year, you decided to increase your face amount by $100,000 to obtain a total face amount of $300,000. If the face amount increase was determined to be acceptable to Us under the nonsmoker class, the surrender charge for your $100,000 of increase would be the same as a new policy with the following surrender charge criteria:

a)	face amount of $100,000
b)	A policy age of 44 (the increase was effective
during the 10th policy year before the policy
anniversary at which you attained age 45).
c)	A premium class of male nonsmoker

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in
(a) through (c) above. At the time a face amount increase becomes effective We will send You an endorsement to your policy which states the surrender charge criteria and surrender charge amounts.

Charges In The Funds
The Funds charge for managing investments and
providing services.  Each portfolio's charges vary.
The VIP, the VIP II, and the VIP III Portfolios have
an annual management fee. That fee is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity
Management & Research Company's mutual funds.
In addition, each of these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial,
legal, accounting, and other miscellaneous fees). The
fees for the Fidelity Portfolios are based on the Initial Class. See the VIP, VIP II and VIP III prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.
The American Century Variable Portfolios   , MFS
Variable Insurance Trusts, Lord Abbett Series Funds
and Alger American Portfolios     have annual
management fees that are based on the monthly
average of the net assets in each of the portfolios.  See
the    prospectuses for details.
   American Century Variable Portfolios prospectus
for details.
The MFS Portfolios have annual management fees
that are based on the monthly average of the net
assets in each of the portfolios. See the MFS
Portfolios prospectus for details.
The Lord Abbett Portfolio has an annual management
fee that is based on the monthly average of the net
assets in the portfolio. See the Lord Abbett Portfolio
prospectus for details.
See the Portfolio Expense Section on Page 8 for a
complete listing of the    pPortfolio Eexpenses
during 19992000.
ADDITIONAL INFORMATION ABOUT THE
   CONTRACTPOLICYSPOLICIES
Your Right To Examine The
   ContractPolicy
You have a right to examine the
   contractpolicy    .  If for any reason you are
not satisfied with it, then you may cancel the
   contractpolicy    .  You cancel the
   contractpolicy     by sending it to our
   executive officeExecutive Office     along with
a written cancellation request.  Your cancellation
request must be postmarked by the latest of the
following three dates:
	10 days after you receive your
   contractpolicy    ,
	10 days after we mail you a written notice telling you about your rights to cancel (Notice of
Withdrawal Right), or
	45 days after you sign Part 1 of the
   contractpolicy     application.
If you cancel your    contractpolicy    , then we
will return all of the charges deducted from your paid
premiums and    cash valuepolicy fundPolicy fund,
plus the cash valuepolicy fundPolicy fund.
Insurance coverage ends when you send your request.
Your    ContractPolicy     Can Lapse
Your Variable Executive Universal Life 2 insurance
coverage continues as long as the    net cash
surrender valueNet Cash surrender value     of your
   contractpolicy     is enough to pay the monthly
deductions that are taken out of your    cash
valuepolicy fundPolicy fund.  During the Minimum
Premium PeriodMinimum Premium Period    ,
coverage continues if your paid premiums exceed the
schedule of required minimum premiums.  If neither
of these conditions is true at the beginning of any
   contractpolicy     month, we will send written
notification to you and any assignees on our records
that a 61-day grace period has begun.  This will tell
you the amount of premium payment that is needed to
satisfy the minimum requirement for two months.
If we receive payment of this amount before the end
of the grace period, then we will use that amount to
pay the overdue deductions.  We will put any
remaining balance in your    cash valuepolicy
fundPolicy fund     and allocate it in the same
manner as your previous premium payments.
If we do not receive payment within 61 days, then
your    contractpolicy     will lapse without value.
We will withdraw any amount left in your    cash
valuepolicy fundPolicy fund    .  We will apply this
amount to the deductions owed to us, including any
applicable    surrender chargeSurrender
Charge    .  We will inform you and any assignee
that your    contractpolicy     has ended without
value.
If the insured person dies during the grace period, we
will pay the insurance benefits to the
   beneficiaryBeneficiary    , minus any loan,
loan interest, and overdue deductions.
You May Reinstate Your    ContractPolicy
You may reinstate the    contractpolicy     within
five years after it lapses if you did not surrender the
   contractpolicy for its net cash surrender valueNet
Cash surrender value.  To reinstate the contractpolicy,
     you must:
	complete an application for reinstatement,
	provide satisfactory evidence of insurability for the person who is to be insured,
	pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,
	increase the    cash valuepolicy fundPolicy fund
so that the cash valuepolicy fundPolicy fund minus
any contractpolicy debt equals or exceeds the
surrender chargeSurrender Charges    ,
	cover the next two months' deductions, and
	pay or restore any    contractpolicy     debt.
The    contractpolicy     date of the reinstated
   contractpolicy     will be the beginning of the
   contractpolicy     month that coincides with or
follows the date that we approve your reinstatement application. Previous loans will not be reinstated.
   ContractPolicy     Periods And
Anniversaries
We measure    contractpolicy years, contractpolicy
months, and contractpolicy anniversaries from the contractpolicy date shown on your contractpolicy
information page.  Each contractpolicy     month
begins on the same day in each calendar month.   The
calendar days of 29, 30, and 31 are not used.  Our
right to challenge a    contractpolicy     and the
suicide exclusion are measured from the
   contractpolicy     date. See "   Limits On
Our Right To Challenge The Limits On Our
Right To Challenge The Limits On Our Right To
Challenge The Limits On Our Right To Challenge
The Limits On Our Right To Challenge The Limits
On Our Right To Challenge The Limits On Our Right
To Challenge The Limits On Our Right To Challenge
The Limits On Our Right To Challenge The Limits
On Our Right To Challenge The PolicyLimits On Our
Right To Challenge The Limits On Our Right To
Challenge The Limits On Our Right To Challenge
The Limits On Our Right To Challenge The
Contract" on page 38313129318.
Maturity Date
The maturity date is the first    contractpolicy
anniversary after the insured person's 100th birthday.
The contractpolicy ends on that date if the insured
person is still alive and the maturity benefit is paid.
If the insured person survives to the maturity date and
you would like to continue the
   contractpolicy    , we will extend the maturity
date as long as this    contractpolicy     still
qualifies as life insurance according to the Internal
Revenue Service and your state.
In order to extend the maturity date, all of the
following conditions must be satisfied:
	The policy can not be in the grace period;
	All of the    cash valuepolicy fundPolicy
fund     must be transferred to either the General
Account or the Money Market    Investment
DivisionInvestment division;  ; and
	The death benefit option must be elected as Option
1.
(See the Extended Maturity Option section on page
15 for further details about this option).

If the maturity date is extended, the
contractpolicy     may not qualify as life insurance
and there may be tax consequences.  A tax advisor
should be consulted before you elect to extend the
maturity date.
We Own The Assets Of Our Separate Account
We own the assets of our Separate Account and use
them to support your    contractpolicy     and
other variable life    contractpolicyspolicies    .
We may permit charges owed to us to stay in the
Separate Account.  Thus, we may also participate
proportionately in the Separate Account. These
accumulated amounts belong to us and we may
transfer them from the Separate Account to our
General Account.  The assets in the Separate Account
generally are not chargeable with liabilities arising
out of any other business we conduct.  Under certain
unlikely circumstances, one    investment
divisioninvestment division     of the Separate
Account may be liable for claims relating to the
operations of another division.
Changing the Separate Account
We have the right to modify how we operate our
Separate Account.  We have the right to:
	add    investment divisioninvestment
division    s to, or remove investment  divisions
from, our Separate Account;
	combine two or more divisions within our Separate
Account;
	withdraw assets relating to Variable Executive
Universal Life 2 from one    investment
divisioninvestment division     and put them into
another;
	eliminate the shares of a portfolio and substitute
shares of another portfolio of the Funds or another
open-end investment company.  This may happen
if the shares of the portfolio are no longer available
for investment or, if in our judgment, further
investment in the portfolio is inappropriate in view
of the purposes of the Separate Account;
	register or end the registration of our Separate
Account under the Investment Company Act of
1940;
	operate our Separate Account under the direction
of a committee or discharge such a committee at
any time (the committee may be composed entirely
of interested parties of Midland);
	disregard instructions from
   contractpolicy     owners regarding a change
in the investment objectives of the portfolio or the
approval or disapproval of an investment advisory
   contractpolicy.      (We would do so only if
required by state insurance regulatory authorities
or otherwise pursuant to insurance law or
regulation); and
	operate our Separate Account or one or more of the
   investment divisioninvestment division    s
in any other form the law allows, including a form
that allows us to make direct investments.  In
choosing these investments, we will rely on our
own or outside counsel for advice.  In addition, we
may disapprove of any change in investment
advisors or in investment policies unless a law or
regulation provides differently.
Limits On Our Right To Challenge The
   ContractPolicy
We can challenge the validity of your insurance
   contractpolicy     (based on material
misstatements in the application) if it appears that the
insured person is not actually covered by the
   contractpolicy     under our rules.  There are
limits on how and when we can challenge the
   contractpolicy    :
We cannot challenge the    contractpolicy
after it has been in effect, during the insured
person's lifetime, for two years from the date the
   contractpolicy     was issued or reinstated.
(Some states may require us to measure this in
some other way.)
	We cannot challenge any contractpolicy change
that requires evidence of insurability (such as an
increase in face amount) after the change has been
in effect for two years during the insured person's
lifetime.
	We can challenge at any time (and require proof of
continuing disability) an additional benefit that
provides benefits to the insured person in the event
that the insured person becomes totally disabled.
If the insured person dies during the time that we may
challenge the validity of the    contractpolicy    ,
then we may delay payment until we decide whether
to challenge the    contractpolicy    .
If the insured person's age or sex is misstated on any
application, then the death benefit and any additional
benefits will be changed.  They will be those which
would be purchased by the most recent deduction for
the cost of insurance and the cost of any additional
benefits at the insured person's correct age and sex.
If the insured person commits suicide within two
years after the date on which the    contractpolicy
    was issued or reinstated, then the death benefit
will be limited to the total of all paid premiums minus
the amount of any outstanding
   contractpolicy     loan and loan interest minus
any partial withdrawals of    net cash surrender
valueNet Cash surrender value    .  If the insured
person commits suicide within two years after the
effective date of your requested face amount increase,
then we will pay the face amount which was in effect
before the increase, plus the monthly cost of
insurance deductions for the increase (Some states
require us to measure this time by some other date).
Your Payment Options
You may choose for    contractpolicy     benefits
and other payments (such as the    net cash
surrender valueNet Cash surrender value     or
death benefit) to be paid immediately in one lump
sum or in another form of payment.  Payments under
these options are not affected by the investment
performance of any    investment
divisioninvestment division    .  Instead, interest
accrues pursuant to the option chosen.  If you do not
arrange for a specific form of payment before the
insured person dies, then the
   beneficiaryBeneficiary     will have this
choice.  However, if you do make an arrangement
with us for how the money will be paid, then the
   beneficiaryBeneficiary     cannot change your
choice.  Payment options will also be subject to our
rules at the time of selection.
   Lump Sum Payments
In most cases, when a death benefit is paid in a lump
sum, we will pay the death benefit by establishing an
interest bearing checking account, called the
"Midland Access Account" for the beneficiary in the
amount of the death benefit.  We will send the
beneficiary a checkbook, and the beneficiary will
have access to the account simply by writing a check
for all or any part of the amount of the death benefit.
The Midland Access Account is part of our general
account.  It is not a bank account and it is not insured
by the FDIC pr any other government agency.  As
part of our general account, it is subject to the claims
of our creditors.  We receive a benefit from all
amounts left in the Midland Access Accounts.
Optional Payment Methods
Our consent is required when an optional payment is
selected and the payee is either an assignee or not a
natural person (i.e., a corporation).  Currently, these
alternate payment options are only available if the
proceeds applied are more than $   51,000 and
periodic payments are at least $250.
You have the following payment options:
1.	Deposit Option: The money will stay on deposit
with us for a period that we agree upon. You will
receive interest on the money at a declared interest
rate.
2.	 Installment Options: There are two ways that we
pay installments:
a.	Fixed Period: We will pay the amount applied
in equal installments plus applicable interest,
for a specified time, up to 30 years.
b.	Fixed Amount: We will pay the sum in
installments in an amount that we agree upon.
We will continue to pay the installments until
we pay the original amount, together with any
interest you have earned.
3.	Monthly Life Income Option: We will pay the
money as monthly income for life.  You may
choose from 1 of    54     ways to receive the
income. We will guarantee payments for:
(1)	at least 5 years (called "5 Years
Certain");
(2)	(2)	   at least 10 years (called "10
Years Certain");
(3)	at least 15 years (called "15 Years
Certain");
(3(44)	at least 20 years (called "20 Years
Certain"); or
(4)(5)	    payment for life. With a life
only payment option, payments will only
be made as long as the payee is alive.
Therefore, if the payee dies after the
first payment, only one payment will be
made.
4.	Other: You may ask us to apply the money under
any option that we make available at the time the
benefit is paid.
We guarantee interest under the deposit and
installation options at 2.75% a year, but we may allow
a higher rate of interest.
The    beneficiaryBeneficiary    , or any other
person who is entitled to receive payment, may name
a successor to receive any amount that we would
otherwise pay to that person's estate if that person
died.  The person who is entitled to receive payment
may change the successor at any time.
We must approve any arrangements that involve more
than one of the payment options, or a payee who is a
fiduciary or not a natural person.  Also, the details of
all arrangements will be subject to our rules at the
time the arrangements take effect.  These include:
	rules on the minimum amount we will pay under
an option,
	minimum amounts for installment payments,
	withdrawal or commutation rights (your rights to
receive payments over time, for which we may
offer you a lump sum payment),
	the naming of people who are entitled to receive
payment and their successors, and
	the ways of proving age and survival.
You will choose a payment option (or any later
changes) and your choice will take effect in the same
way as it would if you were changing a
   beneficiaryBeneficiary. (See "Your
BeneficiaryBeneficiary    " below).  Any amounts
that we pay under the payment options will not be
subject to the claims of creditors or to legal process,
to the extent that the law provides.
Your    BeneficiaryBeneficiary
You name your    beneficiaryBeneficiary     in
your    contractpolicy     application.  The
   beneficiaryBeneficiary     is entitled to the
insurance benefits of the    contractpolicy    .
You may change the    beneficiaryBeneficiary
during the insured person's lifetime by writing to our
   executive officeExecutive Office    .  If no
   beneficiaryBeneficiary     is living when the
insured person dies, we will pay the death benefit to
the insured person's estate.
Assigning Your    ContractPolicy
You may assign your rights in this
   contractpolicy    .  You must send a copy of
the assignment to our    executive officeExecutive
Office    . We are not responsible for the validity of
the assignment or for any payment we make or any
action we take before we receive notice of the
assignment.  An absolute assignment is a change of
ownership.  There may be tax consequences.
When We Pay Proceeds From This
   ContractPolicy
We will generally pay any death benefits,    net
cash surrender valueNet Cash surrender value    ,
or loan proceeds within seven days after receiving the
required form(s) at our    executive officeExecutive
Office    .  Death benefits are determined as of the
date of the insured person's death and will not be
affected by subsequent changes in the accumulation
unit values of the    investment divisioninvestment
division    s.  We pay interest from the date of
death to the date of payment.
We may delay payment for one or more of the
following reasons:
(1)	We contest the    contractpolicy    .
(2)	We cannot determine the amount of the payment
because the New York Stock Exchange is closed,
the SEC has restricted trading in securities, or the
SEC has declared that an emergency exists.
(3)	The SEC, by order, permits us to delay payment
to protect our    contractpolicy     owners.
We may also delay any payment until your premium
checks have cleared your bank.  We may defer
payment of any loan amount, withdrawal, or
surrender from the General Account for up to six
months after we receive your request.
TAX EFFECTS
   ContractPolicy     Proceeds
The Internal Revenue Code of 1986 ("Code"),
Section 7702, defines life insurance for tax purposes.
The Code places limits on certain    contractpolicy
    charges used in determining the maximum
amount of premiums that may be paid under Section
7702.  There is limited guidance as to how to apply
Section 7702.
Midland believes that a standard rate class
   contractpolicy     should meet the Section 7702
definition of a life insurance    contractpolicy
(although there is some uncertainty).  For a
   contractpolicy     issued on a substandard basis
(i.e., a rate class involving higher than standard
mortality risk), there may be more uncertainty
whether it meets the Section 7702 definition of a life
insurance    contractpolicy    .  It is not clear
whether such a    contractpolicy     would satisfy
Section 7702, particularly if the    contractpolicy
    owner pays the full amount of premiums
permitted under the    contractpolicy    .
If it is subsequently determined that only a lower
amount of premiums may be paid for a
   contractpolicy     to satisfy Section 7702, then
Midland may take appropriate and reasonable steps to
cause the    contractpolicy     to comply with
Section 7702.  These may include refunding any
premiums paid which exceed that lower amount
(together with interest or such other earnings on any
such premiums as is required by law).
If a    contractpolicy'    s face amount changes,
then the applicable premium limitation may also
change.  During the first 15    contractpolicy
years, there are certain events that may create taxable
ordinary income for you if at the time of the event
there has been a gain in the    contractpolicy    .
These events include:
	A decrease in the face amount;
	A partial withdrawal;
	A change from death benefit option 2 to option 1;
or,
	Any change that otherwise reduces benefits under
the    contractpolicy     and that results in a
cash distribution in order for the
   contractpolicy     to continue to comply with
Section 7702 relating to premium and    cash
valuepolicy fundPolicy fund     limitations.
Such income inclusion may result with respect to cash
distributions made in anticipation of reductions in
benefits under the    contractpolicy.
Code Section 7702A affects the taxation of
distributions (other than death benefits) from certain
Variable Life insurance    contractpolicyspolicies
    as follows:
1.	If premiums are paid more rapidly than the rate
defined by a 7-Pay Test, then the
   contractpolicy     will be treated as a
"Modified Endowment
MECcontractpolicyMEC."
2.	Any    contractpolicy received in exchange for a
contractpolicy classified as a Modified
Endowment MECcontractpolicyMEC will be
treated as a Modified Endowment
MECcontractpolicyMEC regardless of whether the
contractpolicy     received in the exchange
meets the 7-Pay Test.
3.	Loans (including unpaid loan interest), surrenders
and withdrawals from a    Modified Endowment
MECcontractpolicyMEC     will be considered
distributions.
4.	Distributions (including loans) from a
   Modified Endowment
MECcontractpolicyMEC     will be taxed first
as a taxable distribution of gain from the
   contractpolicy     (to the extent that gain
exists), and then as non-taxable recovery of basis.
5.	The Code imposes an extra "penalty" tax of 10%
on any distribution from a    Modified
Endowment MECContractPolicy     includable
in income, unless such distributions are made (a)
after you attain age 59 1/2, (b) on account of you
becoming disabled, or (c) as substantially equal
annuity payments over your life or life
expectancy.
If a    contractpolicy becomes a Modified
Endowment MECcontractpolicyMEC,
distributions that occur during the
   contractpolicy     year will be taxed as
distributions from a    Modified Endowment
MECcontractpolicyMEC    .  In addition,
distributions from a    contractpolicy     within
two years before it becomes a    Modified
Endowment MECcontractpolicyMEC     will be
taxed in this manner.  This means that a distribution
from a    contractpolicy     at the time when the
distribution is made could later become taxable as a
distribution from a    Modified Endowment
MECcontractpolicyMEC.
A    contractpolicy     that is not a    Modified
Endowment MECcontractpolicyMEC     may be
classified as a    Modified Endowment
MECcontractpolicyMEC     if it is "materially
changed" and fails to meet the 7-Pay Test.  Any
distributions from such a    contractpolicy     will
be taxed as explained above.
Material changes include a requested increase in
death benefit or a change from option 1 to option 2.
Before making any    contractpolicyual
    changes, a competent tax advisor should be
consulted.      A reduction in death benefit during
the first seven policy years could also cause a policy
to be treated as a MEC.
Any life insurance    contractpolicyspolicies
which are treated as    Modified Endowment
MECcontractpolicys     and are issued by Midland
or any of its affiliates:
	with the same person designated as the owner;
	on or after June 21, 1988; and
	within any single calendar year
   willWill     be aggregated and treated as one
   contractpolicy     for purposes of determining
any tax on distributions.
Even if a    contractpolicy is not a Modified
Endowment MECcontractpolicyMEC    , loans at
very low or no net cost may be treated as distributions
for federal income tax purposes.
For    contractpolicyspolicies not classified as
Modified Endowment MECcontractpolicys    ,
distributions generally will be treated first as a return
of your investment in the    contractpolicy    ,
and then taxed as ordinary income to the extent that
they exceed your investment in the
   contractpolicy     (which generally is the total
premiums paid    less any amounts distributed that
were not taxedplus any contract debt).
However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Loans from or secured by a policy that it's not a MEC are not treated as distributions. Neither distributions from nor loans from or secured by a policy that us not a MEC are subject to the 10% "penalty" tax.

The Code (Section 817(h)) also authorizes the
Secretary of the Treasury to set standards, by
regulation or otherwise, for the investments of
Variable Life Iinsurance Separate Accounts to be
"adequately diversified" in order for the
   contractpolicyspolicies     to be treated as life
insurance    contractpolicyspolicies     for federal
tax purposes. We believe Separate Account A,
through its investments in the Funds, will be
adequately diversified, although we do not control the
Funds.
Owners of Variable Life insurance
   contractpolicyspolicies     may be considered,
for Federal income tax purposes, the owners of the
assets of the Separate Account used to support their
   contractpolicyspolicies.       In those
circumstances, income and gains from the Separate
Account assets are included in the Variable
   contractpolicy     owner's gross income.
The ownership rights under Variable Executive
Universal Life 2 are similar to, but different from
those described by the IRS in rulings in which it was
determined that    contractpolicy     owners were
not owners of Separate Account assets.  For example,
the owner has additional flexibility in allocating
premium payments and    contractpolicy
values.  These differences could result in an owner
being treated as the owner of a pro rata portion of the
assets of Separate Account A.  Midland does not
know what standards will be set forth in the
regulations or rulings which the Treasury Department
has stated it expects to issue.  Midland therefore
reserves the right to modify the
contractpolicy     as necessary to attempt to prevent
an owner from being considered the owner of a pro rata share of the assets of Separate Account A or to otherwise qualify Variable Executive Universal Life 2 for favorable tax treatment.

Assuming a    contractpolicy     is a life
insurance    contractpolicy     for federal income
tax purposes, the    contractpolicy     should
receive the same federal income tax treatment as
fixed benefit life insurance. As a result, the life
insurance proceeds payable under either benefit
option should be excludable from the gross income of
the    beneficiaryBeneficiary     under Section
101 of the Code, and you should not be deemed to be
in constructive receipt of the    cash valuepolicy
fundPolicy fund    s under a
   contractpolicy     until actual distribution.
Surrenders, withdrawals, and    contractpolicy
changes may have tax consequences. These include a
change of owners, an assignment of the
   contractpolicy    , a change from one death
benefit option to another, and other changes reducing
future death benefits.  Upon complete surrender or
when maturity benefits are paid, if the amount
received plus the    contractpolicy     debt is
more than    the total premiums paid that are not
treated as previously withdrawn by you your
investment in the policy    , then the excess
generally will be treated as ordinary income.
Policy loan interest is generally not tax deductible.
Federal, state and local estate, inheritance and other
tax consequences of ownership or receipt of
   contractpolicy     proceeds depend on the
circumstances of each    contractpolicy     owner
or    beneficiaryBeneficiary.
A    contractpolicy     may be used in various
arrangements, including:
	nonqualified deferred compensation or salary
continuance plans,
	split dollar insurance plans,
	executive bonus plans, or
	retiree medical benefit plans,
	and others.
The tax consequences of such plans may vary
depending on the particular facts and circumstances
of each individual arrangement.  Therefore, if you are
contemplating the use of a    contractpolicy     in
which the value depends in part on its tax
consequences, then you should be sure to consult a
qualified tax advisor regarding the tax attributes of
the particular arrangement.
In recent years, Congress has adopted new rules
relating to corporate owned life insurance.  Any
business contemplating the purchase of a new life
insurance    contractpolicy     or a change in an
existing    contractpolicy     should consult a tax
advisor.
Although the likelihood of legislative changes is
uncertain, there is always the possibility that the tax
treatment of the policy could change by legislation or
other means.  It is    also  possiblealso
possible     that any change could be retroactive
(that is, effective prior to the date of the change).  A
tax advisor could be consulted with respect to actual
and prospective changes in taxation.
Possible Charge for Midland's Taxes
At the present time, Midland makes no charge to the
Separate Account for any federal, state, or local taxes
that it incurs which may be attributable to such
account or to the    contractpolicyspolicies    .
Midland reserves the right to make a charge for any
such tax or other economic burden resulting from the
application of the tax laws.
If such a charge is made, it would be set aside as a
provision for taxes which we would keep in the
effected division rather than in our General Account.
Other Tax Considerations
The foregoing discussion is general and is not
intended as tax advice.  If you are concerned about
these tax implications, you should consult a
competent tax advisor. This discussion is based on
our understanding of the Internal Revenue Service's
current interpretation of the present federal income
tax laws.  No representation is made as to the
likelihood of continuation of these current laws and
interpretations, and we do not make any guarantee as
to the tax status of the    contractpolicy    . It
should be further understood that the foregoing
discussion is not complete and that special rules not
described in this prospectus may be applicable in
certain situations.  Moreover, no attempt has been
made to consider any applicable state or other tax
laws.
PART 3: ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE
COMPANY
We are Midland National Life Insurance Company, a
stock life insurance company. Midland was
organized, in 1906, in South Dakota, as a mutual life
insurance company at that time named "The Dakota
Mutual Life Insurance Company". We were
reincorporated as a stock life insurance company in
1909. Our name "Midland" was adopted in 1925.
We    were redomisticated to Iowa in
199919992000.       We are licensed to do business
in 49 states, the District of Columbia, and Puerto
Rico.  Our officers and directors are listed beginning
on page 36.
Midland is a subsidiary of Sammons Enterprises, Inc.,
Dallas, Texas. Sammons has controlling or substantial
stock interests in a large number of other companies
engaged in the areas of insurance, corporate services,
and industrial distribution.
YOUR VOTING RIGHTS AS AN OWNER
We invest the assets of our Separate Account
divisions in shares of the Funds' portfolios.  Midland
is the legal owner of the shares and has the right to
vote on certain matters. Among other things, we may
vote:
	to elect the Funds' Board of Directors,
	to ratify the selection of independent auditors for
the Funds, and
	on any other matters described in the Funds'
current prospectuses or requiring a vote by
shareholders under the Investment Company Act
of 1940.
Even though we own the shares, we give you the
opportunity to tell us how to vote the number of
shares that are allocated to your
   contractpolicy    .  We will vote at shareholder
meetings according to your instructions.
The Funds will determine how often shareholder
meetings are held.  As we receive notice of these
meetings, we will ask for your voting instructions.
The Funds are not required to hold a meeting in any
given year.
If we do not receive instructions in time from all
   contractpolicy     owners, then we will vote
those shares in the same proportion as we vote shares
for which we have received instructions in that
portfolio.  We will also vote any Fund shares that we
alone are entitled to vote in the same proportions that
   contractpolicy     owners vote.  If the federal
securities laws or regulations or interpretations of
them change so that we are permitted to vote shares
of the Fund in our own right or to restrict
   contractpolicy     owner voting, then we may
do so.
You may participate in voting only on matters
concerning the Fund portfolios in which your
   cash valuepolicy fundpPolicy fund     has been
invested. We determine your voting shares in each
   investment d    ivision by dividing the amount
of your    cash valuepolicy fundPolicy fund
allocated to that    investment     division by the
net asset value of one share of the corresponding
Fund portfolio.  This is determined as of the
   record dateRecord Date     set by the Funds'
Board for the shareholders meeting.  We count
fractional shares.
If you have a voting interest, we will send you proxy
material and a form for giving us voting instructions.
In certain cases, we may disregard instructions
relating to changes in the Funds' advisor or the
investment policies of its portfolios.  We will advise
you if we do.
Other insurance companies own shares in the Funds
to support their Variable insurance products.  We do
not foresee any disadvantage to this.  Nevertheless,
the Funds' Board of Directors will monitor events to
identify conflicts that may arise and determine
appropriate action.  If we disagree with any Fund
action, then we will see that appropriate action is
taken to protect our    contractpolicy     owners.
OUR REPORTS TO    CONTRACTPOLICY
    OWNERS
Shortly after the end of the third, sixth, ninth, and
twelfth    contractpolicy     months, we will send
you reports that show:
	the current death benefit for your
contractpolicy    ,
	your    cash valuepolicy fundPolicy fund,
	information about    investment
divisioninvestment divisions,
	the    cash surrender valueCash surrender value
of your contractpolicy,
	the amount of your outstanding    contractpolicy
    loans,
	the amount of any interest that you owe on the
loan, and
	information about the current loan interest rate.
The annual report will show any transactions
involving your    cash valuepolicy fundPolicy fund
    that occurred during the year.  Transactions
include your premium allocations, our deductions,
and your transfers or withdrawals.    Confirmations
will be sent to you for transfers of amounts between investment divisions and certain other policy transactions. These quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by automatic checking account deduction or Civil Service Allotments).

We will send you semi-annual reports with financial
information on the Funds, including a list of the
investments held by each portfolio.
Our report also contains information that is required
by the insurance supervisory official in the
jurisdiction in which this insurance
   contractpolicy     is delivered.
We will send you semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

Notices will be sent to you for transfers of amounts
between investment divisioninvestment divisions and
certain other contract transactions.
DIVIDENDS
We do not pay any dividends on the
   contractpolicy     described in this prospectus.
MIDLAND'S SALES AND OTHER
AGREEMENTS
The    contractpolicy     will be sold by
individuals who, in addition to being licensed as life
insurance agents for Midland National Life, are
registered representatives of Walnut Street Securities
(WSS) or broker-dealers who have entered into
written sales agreements with WSS.  WSS, the
principal underwriter of the
   contractpolicyspolicies    , is registered with
the SEC as a broker-dealer under the Securities
Exchange Act of 1934 and is a member of the
National Association of Securities Dealers, Inc.
(NASD).       The address for Walnut Street
Securities is 670 Mason Ridge Center Drive, Suite
301, St. Louis, Missouri 63141.
During the first    contractpolicy     year, we will
pay agents a commission of up to 50% of premiums
paid.  For subsequent years, the commission
allowance may equal an amount up to 2.5% of
premiums paid.  After the 15th
   contractpolicy     year, we pay no commission.
Certain persistency and production bonuses may be
paid.
We may sell our    contractpolicyspolicies
    through broker-dealers registered with the
Securities and Exchange Commission under the
Securities Exchange Act of 1934 that enter into
selling agreements with us.  The commission for
broker-dealers will be no more than that described
above.
   To the extent permitted by NASD rules,
promotional incentives or payments may also be
provided to broker-dealers based on sales volumes,
the assumption of wholesaling functions or other
sales-related criteria.  Other payments may be made
for other services that do not directly involve the sale
of the policies.  These services may include the
recruitment and training or personnel, production of
promotional literature and similar services.
We intend to recoup commissions and other sales
expenses, primarily, but not exclusively through:
	the premium load;
	the surrender charge;
	the mortality and expense charge;
	the cost of insurance charge;
	revenues, if any, received from the Funds or their
managers; and
	investment earnings on amounts allocated under
policies to the general account.
Commissions paid on the policies, including other
incentives or payments, are not charged to the policy
owners or the separate account.
Pending regulatory approvals, we intend to distribute
the policies in all states, except New York, and in
certain possessions and territories.
REGULATION
We are regulated and supervised by the Iowa
Insurance Department.  We are subject to the
insurance laws and regulations in every jurisdiction
where we sell    contractpolicyspolicies    . This
   contractpolicy     has been filed with and
approved by insurance officials in those states.  The
provisions of this    contractpolicy     may vary
somewhat from jurisdiction to jurisdiction.
We submit annual reports on our operations and
finances to insurance officials in all the jurisdictions
where we sell    contractpolicyspolicies    .  The
officials are responsible for reviewing our reports to
be sure that we are financially sound and are
complying with the applicable laws and regulations.
We are also subject to various federal securities laws
and regulations.
All other    contractpolicy     provisions will
apply.
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.
Employees of Sammons Enterprises, Inc. may receive
a discount of up to 25% of first year premiums.
Midland is a subsidiary of Sammons Enterprises, Inc.,
and additional premium payments contributed solely
by Midland National Life will be paid into the
employee's policy during the first year.  All other
   contractpolicy     provisions will apply.
LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding
certain matters relating to federal securities laws.
We are not involved in any material legal
proceedings.
FINANCIAL MATTERS
The financial statements of Midland National Life
Separate Account A and Midland National Life
Insurance Company, included in this prospectus and
the registration statement, have been audited by
PricewaterhouseCoopers LLP, independent auditors,
for the periods indicated in their report which appears
in this prospectus and in the registration statement.
The address for PricewaterhouseCoopers LLP is IBM
Park Building, Suite 1300, 650 Third Avenue South,
Minneapolis, Minnesota 55402-4333.  The financial
statements have been included in reliance upon
reports given upon the authority of the firm as experts
in accounting and auditing.
ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the
Separate Account and the Variable Life insurance
   contractpolicy     described in this prospectus
with the Securities and Exchange Commission.  The
Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, then you may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.


   Management of Midland
Here is a list of our directors and officers.
Directors
Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive OfficeExecutive
Officer
Chairman of the Board (March 1999 to present), Chief
Executive OfficeExecutive Officer and President
(March 1997 to present) President and Chief Operating
Officer (March 1996 to February 1997), Executive Vice
President Marketing (March 1995 to February 1996),
Midland National Life Insurance Company; Vice
President   Individual Sales (prior thereto),
Northwestern National Life
John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193 0001
Executive Vice President
and Chief Operating
Officer
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior Vice
President and Chief Financial Officer (October 1993 to
1998), Midland National Life Insurance Company;
Treasurer (January 1996 to present), Briggs ITD Corp.;
Treasurer (March 1996 to present), Sammons Financial
Holdings, Inc.; Treasurer (November 1993 to present),
CH Holdings; Treasurer (November 1993 to present),
Consolidated Investment Services, Inc.; Treasurer
(November 1993 to present), Richmond Holding
Company, L.L.C.; Partner (prior thereto), Ernst and
Young
Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President-Sales (prior
thereto), Penn Mutual Life Insurance
Stephen P. Horvat, Jr.
Midland National Life One
Midland Plaza      Sioux
Falls, SD 57193-0001

Senior Vice President
Senior Vice President (January 1997 to present),
Midland National Life Insurance Company;
Shareholder (June 1996 to December 1997), Sorling
Law Firm; Senior Vice President, General Counsel &
Secretary (prior thereto), Franklin Life Insurance
Company

Donald J. Iverson
Midland National Life One
Midland Plaza
Sioux Falls, SD 57193-
0001

Senior Vice President and
Corporate Actuary
Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President   Chief
Actuary (prior thereto), ALLIED Life Insurance
Company.

Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Board of Directors Member
President and Director (since 1988), Sammons
Enterprises, Inc.; Vice President (August 1998 to present), Midland National Life Insurance Company


Executive OfficeExecutive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One
Midland
Plaza, Sioux Falls, SD 57193-0001
Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Jon P. Newsome
Midland National Life Annuity Division
4601 Westown Parkway
Suite 300
West Des Moines, IA
50266

Executive Vice President Annuity Division





Executive Vice President Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Casualty Ins. Co.
E John Fromelt
Midland National Life
Senior Vice President,
Chief Investment Officer
Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health

Thomas M. Meyer
Midland National Life

Senior Vice President and
Chief Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to Present), Vice President and Chief
Financial Officer (January 1998 to December 1999),
Second Vice President and Controller (1995 to 1998),
Midland National Life Insurance Company

Gary J. Gaspar
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929

Senior Vice President &
Chief Information Officer
Senior Vice President & Chief Information Officer
(August 1998 to present), Midland National Life
Insurance Company; Senior Vice President Information
Systems Officer (1985 to present); North American
Company for Life & Health Insurance
Jack L. Briggs
Midland National Life
Vice President, Secretary,
and General Counsel
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company

Gary W. Helder
Midland National Life

Vice President Policy
Administration
Vice President Policy Administration (since 1991),
Midland National Life Insurance Company
Robert W. Buchanan
Midland National Life
Vice President New
Business & Underwriting

Vice President Marketing Services (March 1996 to present), Second Vice President Sales Development
(prior thereto), Midland National Life Insurance
Company



Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Timothy A. Reuer Midland
National Life
Vice President Product
Development
Vice President Product Development (January 2000
To Present); Actuary Product Development (March
1996 to December 1999); Associate Actuary (March
1992 to February 1996) Midland National Life
Insurance Company

Esfandyar Dinshaw
Midland National Life Annuity Division
4601 Westown Parkway
Suite 300

West Des Moines, IA
50266

Vice President Annuity
Division

Vice President Annuity Division (April 1999 to
Present); Vice President Actuarial (September 1996 to
April 1999), Conseco; Vice PresidentActuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co.







Management of Midland
Here is a list of our directors and officers.
Directors
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years
Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive Officer
Chairman of the Board (March 1999 to present), Chief
Executive Officer and President (March 1997 to
present) President and Chief Operating Officer (March
1996 to February 1997), Executive Vice President-Marketing (March 1995
to
February 1996), Midland
National Life Insurance Company; Vice President
Individual Sales (prior thereto), Northwestern National
Life
John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Executive Vice President
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior Vice
President and Chief Financial Officer (October 1993 to
1998), Midland National Life Insurance Company;
Treasurer (January 1996 to present), Briggs ITD Corp.;
Treasurer (March 1996 to present), Sammons Financial
Holdings, Inc.; Treasurer (November 1993 to present),
CH Holdings; Treasurer (November 1993 to present),
Consolidated Investment Services, Inc.; Treasurer
(November 1993 to present), Richmond Holding
Company, L.L.C.; Partner (prior thereto), Ernst and
Young
Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President Sales (prior
thereto), Penn Mutual Life Insurance
Stephen P. Horvat, Jr.
Midland National Life One
Midland Plaza  Sioux
Falls, SD      57193-0001

Donald J. Iverson Midland
National Life One Midland
Plaza     Sioux Falls, SD
57193-0001
Senior Vice President



Senior Vice President and
Corporate Actuary
Senior Vice President (January 1997 to present),
Midland National Life Insurance Company; Shareholder
(June 1996 to December 1997), Sorling Law Firm;
Senior Vice President, General Counsel & Secretary
(prior thereto), Franklin Life Insurance Company
Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President  Chief
Actuary (prior thereto), ALLIED Life Insurance
Company.
Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Board of Directors
Member, Vice President
President and Director (since 1988), Sammons
Enterprises, Inc., Vice President (August 1998 to present), Midland National Life Insurance Company



Executive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One
Midland
Plaza, Sioux Falls, SD 57193-0001
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years
Jon P. Newsome
Midland National Life
Annuity Division      7755
Office Plaza Drive  N.
#105,                    West
Des Moines, IA    50266
E John Fromelt
Midland National Life

Executive Vice President Annuity Division




Senior Vice President,
Chief Investment Officer
Executive Vice President Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Casualty Ins. Co.

Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health
Thomas M. Meyer
Midland National Life
Senior Vice President and
Chief Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to December 1999), Vice President and
Chief Financial Officer (January 1998 to December
1999) Second Vice President and Controller (1995 to
1998), Midland National Life Insurance Company
Gary J. Gaspar
North American Company
for Life & Health
Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929
Senior Vice President and
Chief Information Officer
Senior Vice President and Chief Information Officer
(August 1998 to present), Midland National Life
Insurance Company; Senior Vice President Information
Systems Officer (1985 to present); North American
Company for Life & Health Insurance
Jack L. Briggs
Midland National Life
Vice President, Secretary,
and General Counsel
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company
Gary W. Helder
Midland National Life
Vice President Policy
Administration
Vice President Policy Administration (since 1991),
Midland National Life Insurance Company
Robert W. Buchanan
Midland National Life
Vice President Marketing
Services
Vice President Marketing Services (March 1996 to
present), Second Vice President Sales Development
(prior thereto), Midland National Life Insurance
Company
Esfandyar Dinshaw
Midland National Life Annuity Division
7755 Office Plaza Drive
N. #105,                    West
Des Moines, IA    50266
Vice President   Annuity
Division
Vice President  Annuity Division (April 1999 to
Present); Vice President  Actuarial (September 1996 to
April 1999), Conseco; Vice PresidentActuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co




Timothy A. Reuer



Vice President Product
Development




President   Product Development (January 2000 To
Present); Actuary Product Development (March 1996 to December 1999); Associate Actuary (March 1992 to
February 1996) Midland National Life Insurance
Company

Julia B. Roper
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929Meg J. Taylor
Assistant Vice President &
Chief Compliance Officer
Vice President & Chief Compliance Officer (August
1998 to present), Midland National Life Insurance; Vice
President & Chief Compliance Officer (September 1997 to present), North American Company for Life &
Health Insurance; Assistant Vice President (prior thereto), CNA Insurance Companies



Meg J. Taylor

Chief Compliance Officer
Chief Compliance Officer (2000 present) Midland
National Life and the North American Companies;
Assistant Vice President Compliance (1998-2000)
Midland National Life and the North American
Companies; Director   Product and Market Services
(1997   1998) Transamerica Reinsurance; Assistant
Vice President



Illustrations


Following are a series of tables that illustrate how the
   cash valuepolicy fundPolicy funds, cash
surrender valueCash surrender values, and death
benefits of a contractpolicy     change with the
investment performance of the Funds. The tables
show how the    cash valuepolicy fundPolicy funds,
cash surrender valueCash surrender values, and death
benefits of a contractpolicy     issued to an insured
of a given age and given premium would vary over
time if the return on the assets held in each Portfolio
of the Funds were a constant gross, after tax annual
rate of 0%, 6%, or 12%. The tables on pages 43
through 45 illustrate a    contractpolicy     issued
to a male, age 35, under a standard rate preferred non-
smoker underwriting risk classification. The    cash
valuepolicy fundPolicy funds, cash surrender
valueCash surrender value    s, and death benefits
would be different from those shown if the returns
averaged 0%, 6%, and 12% over a period of years,
but fluctuated above and below those averages for
individual    contractpolicy     years.
The amount of the    cash valuepolicy fundPolicy
fund     exceeds the    cash surrender valueCash
surrender value     during the first ten
   contractpolicy     years due to the
   surrender chargeSurrender Charge    . For
   contractpolicy     years eleven and after, the
   cash valuepolicy fundPolicy fund     and
   cash surrender valueCash surrender value
are equal, since the    surrender chargeSurrender
Charge     has reduced to zero.
The second column shows the accumulation value of
the premiums paid at the stated interest rate. The third
and sixth columns illustrate the    cash valuepolicy
fundPolicy fund    s and the fourth and seventh
columns illustrate the    cash surrender valueCash
surrender value    s of the    contractpolicy
over the designated period. The    cash valuepolicy
fundPolicy fund    s shown in the third column and
the    cash valuepolicy fundPolicy fund    s
shown in the fourth column assume the monthly
charge for cost of insurance is based upon the current
cost of insurance rates. The    cash valuepolicy
fundPolicy fund    s shown in the sixth column and
the    cash surrender valueCash surrender
value    s shown in the seventh column assume the
monthly charge for cost of insurance is based upon
the cost of insurance rates that we guarantee. The
maximum cost of insurance rates allowable under the
   contractpolicy     are based on the
Commissioner's 1980 Standard Ordinary Mortality
Table. The fifth and eighth columns illustrate the
death benefit of a    contractpolicy     over the
designated period. The illustrations of death benefits
reflect the same assumptions as the    cash
valuepolicy fundPolicy fund and cash surrender
valueCash surrender value    s. The death benefit
values also vary between tables, depending upon
whether Option 1 or Option 2 death benefits are
illustrated.
The amounts shown for the death benefit,    cash
valuepolicy fundPolicy funds, and cash surrender
valueCash surrender value    s reflect the fact that
the net investment return of the divisions of our Separate Account is lower than the gross, after-tax return on the assets in the Funds, as a result of expenses paid by the Funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 5.0% premium load deduction from each premium, (for the first fifteen years on a current basis) the $6.00 per month expense charge as well as current and guaranteed cost of insurance charges.
   The policy values shown assume daily
investment advisory fees and operating expenses equivalent to an annual rate of 0.73% of the aggregate average daily net assets of the Portfolios of the Funds
(the average rate of the Portfolios for the period ending December 31, 2000). The actual fees and expenses associated with the policy may be more or less than 0.73% and will depend on how allocations are made to each investment division. The MFS VIT
New Discovery, the Lord Abbett VC Mid-Cap Value,
The Lord Abbett VC International and the VIP II
Index 500 portfolios contain an expense
reimbursement arrangement whereby the portfolio expenses have a limit. Without this arrangement, expenses would be higher and the average of 0.73% would be higher. This would result in lower values than what are shown in the illustrations. Midland cannot predict whether such arrangements will continue. See footnotes (1) through (8) on page __for further details on the limits on these and other expenses. The policy values also take into account a daily charge to each investment division of Separate
Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of .90% (.25% after year 10 on a current basis) of the average net assets of the divisions of Separate Account A. After deductions of these amounts, the illustrated gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -1.63%, 4.37% and 10.37%
respectively (-0.98%, 5.02%, 11.02% after year 10 on a current basis)
The approximate net annual rates do not include premium charges, cost of insurance charges, surrender charges, expense charges nor any charges for additional benefits.

The contractpolicy values shown assume daily
investment advisory fees and operating expenses
equivalent to an annual rate of .79% of the aggregate
average daily net assets of the Portfolios of the Funds
(the average rate of the Portfolios for the period
ending December 31, 19992000). The actual fees and
expenses associated with the contractpolicy may be
more or less than .79% and will depend on how
allocations are made to each investment division.  The
MFS VIT New Discovery, The Lord Abbett VC Mid-
Cap Value, The Lord Abbett VC International, and
the VIP II Index 500 portfolios contain an expense
reimbursement arrangement whereby the portfolio's
expenses have a limit.  Without this arrangement,
expenses would be higher and the average of 0.79%
would be higher.  This would result in lower values
than what are shown in the illustrations.  Midland
cannot predict whether such arrangements will
continue.  See footnotes (2) and (5) on pages 8 and 8
for further information on the limits on other
expenses.  The contractpolicy values also take into
account a daily charge to each division of Separate
Account A for assuming mortality and expense risks
and administrative charges which is equivalent to a
charge at an annual rate of .90% (.25% after year 10
on a current basis) of the average net assets of the
divisions of Separate Account A. After deductions of
these amounts, the illustrated gross investment rates
of 0%, 6%, and 12% correspond to approximate net
annual rates of -1.69%, 4.31%, and 10.31,
respectively (-1.04%, 4.96%, 10.96% after year 10 on
a current basis).
The Approximate net annual rates do not include cost
of insurance charges, surrender chargeSurrender
Charges, premium charges, expense charges nor any
charges for additional benefits.
The hypothetical values shown in the tables do not
reflect any charges for federal income taxes against
Separate Account A since Midland is not currently
making such charges. However, if, in the future, such
charges are made, the gross annual investment rate of
return would have to exceed the stated investment
rates by a sufficient amount to cover the tax charges
in order to produce the    cash valuepolicy
fundPolicy funds, cash surrender valueCash surrender
value    s, and death benefits illustrated.
The tables illustrate the    contractpolicy
values that would result based on hypothetical
investment rates of return if premiums are paid in full
at the beginning of each year and if no
   contractpolicy     loans have been made. The
values would vary from those shown if the assumed
annual premium payments were paid in installments
during a year. The values would also vary if the
   contractpolicy     owner varied the amount or
frequency of premium payments. The tables also
assume that the    contractpolicy     owner has
not requested an increase or decrease in face amount,
that no withdrawals have been made and no
withdrawal charges imposed, that no
   contractpolicy     loans have been taken, and
that no transfers have been made and no transfer charges imposed.





MIDLAND NATIONAL LIFE INSURANCE COMPANY  VEUL 2

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 0%
$200,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $3,000
         ASSUMING CURRENT COSTS		      ASSUMING GUARANTEED
COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHPOLICY	SURRENDER	DEATH
	CASHPOLICY
	SURRENDER	DEATH
	YEAR	PER YEAR	 FUND VALUE(2)	VALUE(2)	BENEFIT(2)	 FUND
VALUE(2)
	VALUE(2)	BENEFIT(2)

1
3,150
2,497
0
200,000
2,404
0
200,000
2
6,458
4,934
1,324
200,000
4,749
1,139
200,000
3
9,930
7,334
3,914
200,000
7,037
3,617
200,000
4
13,577
9,675
6,445
200,000
9,269
6,039
200,000
5
17,406
11,960
9,014
200,000
11,448
8,502
200,000
6
21,426
14,210
11,550
200,000
13,551
10,891
200,000
7
25,647
16,406
14,126
200,000
15,602
13,322
200,000
8
30,080
18,526
16,626
200,000
17,582
15,682
200,000
9
34,734
20,594
19,168
200,000
19,493
18,067
200,000
10
39,620
22,612
21,852
200,000
21,335
20,575
200,000
11
44,751
24,744
24,744
200,000
23,111
23,111
200,000
12
50,139
26,839
26,839
200,000
24,823
24,823
200,000
13
55,796
28,879
28,879
200,000
26,452
26,452
200,000
14
61,736
30,843
30,843
200,000
28,019
28,019
200,000
15
67,972
32,754
32,754
200,000
29,507
29,507
200,000
16
74,521
34,742
34,742
200,000
30,898
30,898
200,000
17
81,397
36,659
36,659
200,000
32,193
32,193
200,000
18
88,617
38,527
38,527
200,000
33,395
33,395
200,000
19
96,198
40,346
40,346
200,000
34,467
34,467
200,000
20
104,158
42,136
42,136
200,000
35,431
35,431
200,000
21
112,516
43,880
43,880
200,000
36,251
36,251
200,000
22
121,291
45,579
45,579
200,000
36,929
36,929
200,000
23
130,506
47,196
47,196
200,000
37,467
37,467
200,000
24
140,181
48,716
48,716
200,000
37,828
37,828
200,000
25
150,340
50,106
50,106
200,000
38,015
38,015
200,000
30
209,282
55,076
55,076
200,000
35,342
35,342
200,000








35
284,509
56,851
56,851
200,000
23,262
23,262
200,000








40
380,519
53,870
53,870
200,000
0
0
200,000



1
3,150
2,566
0
200,000
2,402
0
200,000
2
6,458
5,068
1,458
200,000
4,744
1,134
200,000
3
9,930
7,530
4,110
200,000
7,028
3,608
200,000
4
13,577
9,953
6,723
200,000
9,255
6,025
200,000
5
17,406
12,315
9,369
200,000
11,426
8,480
200,000
6
21,426
14,617
11,957
200,000
13,521
10,861
200,000
7
25,647
16,883
14,603
200,000
15,563
13,283
200,000
8
30,080
19,092
17,192
200,000
17,533
15,633
200,000
9
34,734
21,245
19,819
200,000
19,432
18,006
200,000
10
39,620
23,344
22,584
200,000
21,262
20,502
200,000
11
44,751
25,559
25,559
200,000
23,025
23,025
200,000
12
50,139
27,735
27,735
200,000
24,723
24,723
200,000
13
55,796
29,871
29,871
200,000
26,336
26,336
200,000
14
61,736
31,949
31,949
200,000
27,888
27,888
200,000
15
67,972
33,970
33,970
200,000
29,359
29,359
200,000
16
74,521
36,085
36,085
200,000
30,732
30,732
200,000
17
81,397
38,145
38,145
200,000
32,009
32,009
200,000
18
88,617
40,151
40,151
200,000
33,193
33,193
200,000
19
96,198
42,124
42,124
200,000
34,245
34,245
200,000
20
104,158
44,064
44,064
200,000
35,190
35,190
200,000
21
112,516
45,972
45,972
200,000
35,989
35,989
200,000
22
121,291
47,849
47,849
200,000
36,646
36,646
200,000
23
130,506
49,659
49,659
200,000
37,162
37,162
200,000
24
140,181
51,386
51,386
200,000
37,502
37,502
200,000
25
150,340
53,016
53,016
200,000
37,667
37,667
200,000








30
209,282
59,913
59,913
200,000
34,877
34,877
200,000








35
284,509
64,742
64,742
200,000
22,671
22,671
200,000








40
380,519
66,503
66,503
200,000
0
0
200,000
1.	    ASSUMES A $3,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
   CONTRACTPOLICY     YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
PAID
WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO    CONTRACTPOLICY     LOANS OR WITHDRAWALS HAVE
BEEN MADE.
ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM
PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE
   CONTRACTPOLICY FUNDPOLICY FUND, CASH     SURRENDER VALUE AND DEATH
BENEFIT
FOR A
   CONTRACTPOLICY     WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN
AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES
FOR THE INDIVIDUAL
   CONTRACTPOLICY     YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE
SEPARATE ACCOUNT, OR THE FUND
THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE
YEAR OR
SUSTAINED OVER ANY PERIOD
OF TIME.
MIDLAND NATIONAL LIFE INSURANCE COMPANY  VEUL 2

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 6%
$200,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $3,000
ASSUMING CURRENT COSTS		           ASSUMING GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHPOLICY	SURRENDER	DEATH
	CASHPOLICY
	SURRENDER	DEATH
	YEAR	PER YEAR	 FUND VALUE(2)	VALUE(2)	BENEFIT(2)	 FUND
VALUE(2)
	VALUE(2)	BENEFIT(2)
1	3,150	2,659	0	200,000	2,562	0	200,000
2	6,458	5,413	1,803	200,000	5,216	1,606	200,000
3	9,930	8,291	4,871	200,000	7,967	4,547	200,000
4	13,577	11,276	8,046	200,000	10,821	7,591
	200,000
5	17,406	14,373	11,427	200,000	13,783
	10,837
	200,000
6	21,426	17,610	14,950	200,000	16,836
	14,176
	200,000
7	25,647	20,973	18,693	200,000	20,008
	17,728
	200,000
8	30,080	24,444	22,544	200,000	23,283
	21,383
	200,000
9	34,734	28,053	26,627	200,000	26,668
	25,242
	200,000
10	39,620	31,807	31,047	200,000	30,170
	29,410
	200,000
11	44,751	35,937	35,937	200,000	33,796
	33,796
	200,000
12	50,139	40,265	40,265	200,000	37,553
	37,553
	200,000
13	55,796	44,782	44,782	200,000	41,431
	41,431
	200,000
14	61,736	49,482	49,482	200,000	45,456
	45,456
	200,000
15	67,972	54,397	54,397	200,000	49,619
	49,619
	200,000
16	74,521	59,681	59,681	200,000	53,913
	53,913
	200,000
17	81,397	65,200	65,200	200,000	58,347
	58,347
	200,000
18	88,617	70,986	70,986	200,000	62,933
	62,933
	200,000
19	96,198	77,058	77,058	200,000	67,650
	67,650
	200,000
20	104,158	83,448	83,448	200,000	72,528
	72,528
	200,000
21	112,516	90,163	90,163	200,000	77,551
	77,551
	200,000
22	121,291	97,222	97,222	200,000	82,734
	82,734
	200,000
23	130,506	104,625	104,625	200,000	88,095
	88,095
	200,000
24	140,181	112,386	112,386	200,000	93,627
	93,627
	200,000
25	150,340	120,516	120,516	200,000	99,351
	99,351
	200,000
30	209,282	167,982	167,982	204,938	131,228
	131,228
	200,000
35	284,509	228,784	228,784	265,389	171,023
	171,023
	200,000
40	380,519	305,938	305,938	327,354	222,259
	222,259
	237,817
1.	ASSUMES A $3,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
   CONTRACTPOLICY
YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT
FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO    CONTRACTPOLICY     LOANS OR WITHDRAWALS HAVE
BEEN MADE.
ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM
PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE
   CONTRACTPOLICY FUNDPOLICY FUND, CASH     SURRENDER VALUE AND DEATH
BENEFIT
FOR A
   CONTRACTPOLICY     WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN
AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES
FOR THE INDIVIDUAL
   CONTRACTPOLICY     YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE
SEPARATE ACCOUNT, OR THE FUND
THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE
YEAR OR
SUSTAINED OVER ANY PERIOD
OF TIME.
MIDLAND NATIONAL LIFE INSURANCE COMPANY  VEUL 2

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 12%
$200,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $3,000
           ASSUMING CURRENT COSTS		        ASSUMING GUARANTEED
COSTS
		PREMIUMS
   	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	CASHPOLICY	SURRENDER	DEATH	CASHPOLICY
	SURRENDER	DEATH
	YEAR	PER YEAR	 FUND VALUE(2)	VALUE(2)	BENEFIT(2)	 FUND
VALUE(2)
	VALUE(2)	BENEFIT(2)
1
3,150
2,820
0
200,000
2,720
0
200,000
2
6,458
5,911
2,301
200,000
5,702
2,092
200,000
3
9,930
9,328
5,908
200,000
8,976
5,556
200,000
4
13,577
13,080
9,850
200,000
12,572
9,342
200,000
5
17,406
17,204
14,258
200,000
16,525
13,579
200,000
6
21,426
21,762
19,102
200,000
20,853
18,193
200,000
7
25,647
26,779
24,499
200,000
25,618
23,338
200,000
8
30,080
32,283
30,383
200,000
30,847
28,947
200,000
9
34,734
38,348
36,922
200,000
36,593
35,167
200,000
10
39,620
45,037
44,277
200,000
42,914
42,154
200,000
11
44,751
52,725
52,725
200,000
49,874
49,874
200,000
12
50,139
61,263
61,263
200,000
57,545
57,545
200,000
13
55,796
70,730
70,730
200,000
65,992
65,992
200,000
14
61,736
81,222
81,222
200,000
75,320
75,320
200,000
15
67,972
92,876
92,876
200,000
85,615
85,615
200,000
16
74,521
105,985
105,985
200,000
96,976
96,976
200,000
17
81,397
120,541
120,541
214,563
109,531
109,531
200,000
18
88,617
136,670
136,670
233,707
123,408
123,408
211,027
19
96,198
154,546
154,546
253,455
138,666
138,666
227,412
20
104,158
174,377
174,377
273,772
155,454
155,454
244,063
21
112,516
196,376
196,376
294,564
173,923
173,923
260,884
22
121,291
220,759
220,759
322,308
194,211
194,211
283,548
23
130,506
247,765
247,765
351,827
216,513
216,513
307,448
24
140,181
277,677
277,677
383,194
241,021
241,021
332,609
25
150,340
310,795
310,795
416,465
267,977
267,977
359,090
30
209,282
537,862
537,862
656,192
448,280
448,280
546,902
35
284,509
915,901
915,901
1,062,445
734,846
734,846
852,422
40
380,519
1,547,805
1,547,805
1,656,151
1,192,877
1,192,877
1,276,378

1.	ASSUMES A $3,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
   CONTRACTPOLICY
    YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A
DIFFERENT
FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO    CONTRACTPOLICY     LOANS OR WITHDRAWALS HAVE
BEEN MADE.
ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM
PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE
   CONTRACTPOLICY FUNDPOLICY FUND, CASH     SURRENDER VALUE AND DEATH
BENEFIT
FOR A    CONTRACTPOLICY
    WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES
OF RETURN
AVERAGED OVER A PERIOD
OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE
INDIVIDUAL
   CONTRACTPOLICY     YEARS.
NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE
FUND THAT
THIS ASSUMED INVESTMENT
RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF
TIME.

 Definitions
Accumulation Unit means the units credited to each    investment
divisioninvestment division     in the
Separate Account.
Age means the age of the    Iinsured Pperson on his/her birthday which
immediately precedes the
ContractPolicy     Date.
Attained Age means the age of the    Iinsured Pperson on his/her
birthday
preceding a ContractPolicy
Anniversary date.
   BeneficiaryBeneficiary means the person or persons to whom the contractpolicy's death benefit is paid when the Iinsured Pperson dies.
   Business DayBusiness Day means any day we are open and the New York
Stock
Exchange is are open for
trading. The holidays which we are closed but the New York Stock
Exchange is
open are the day after
Thanksgiving, and December 26, 2000. These days along with the days the
New York
Stock Exchange is not open
for trading will not be counted as Business Days.
   Cash Surrender ValueCash Ssurrender vValue means the pCash
ValuePolicy
fundPolicy fund     on the
date of surrender, less any    sSurrender ChargeSurrender cCharges.
Cash ValuePolicy fund means the total amount of monies in our Separate
Account A
Attributable to your in force
contractpolicy plus any monies in our General Account for your Contact. ContractPolicy Anniversary: The same month and day of the ContractPolicy Date in each year following the
ContractPolicy Date.
ContractPolicy Date means the date from which ContractPolicy
Anniversaries and
ContractPolicy Years are
determined.
ContractPolicy Month means a month that starts on a Monthly Anniversary and ends
on the following Monthly
Anniversary.
ContractPolicy Year means a year that starts on the ContractPolicy Date or on
each anniversary thereafter.
Death Benefit means the amount payable under your    contractpolicy
when the
iInsured pP    erson dies.
Evidence of Insurability means evidence, satisfactory to us, that the insured
person is insurable and meets our
underwriting standards.
   Funds mean the investment companies, more commonly called mutual funds,
available for investment by
Separate Account A on the ContractPolicy Date or as later changed by
us.
Executive OfficeExecutive Office     means where you write to us to pay
premiums
or take other action, such as
transfers between    investment divisioninvestment division    s,
changes in
Specified Amount, or other such
action regarding your    contractpolicy    . The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
   Funds mean the investment companies, more commonly called mutual funds, available for investment by
Separate Account A on the pPolicy dDate or as later changed by us.

In Force means the    iI    nsured    pP    erson's life remains
insured under
the terms of the
   contractpolicy    .
   Investment DivisionInvestment division     means a division of
Separate
Account A which invests
exclusively in the shares of a specified Portfolio of the Fund.
   Minimum Premium PeriodMinimum Premium Period    : This is the period
of time
beginning on the
   Contractpolicy Dd    ate and ending five years from the
   Contractpolicy
Dd    ate.
   Modified Endowment Modified Endowment ContractECContractPolicy is a
contractpolicy     where
premiums are paid more rapidly than the rate defined by a 7-Pay Test. Monthly Anniversary means the day of each month that has the same numerical date
as the    Contractpolicy
dD    ate.
   Net Cash Surrender ValueNet Cash sSurrender vValue     means the
   Cash
Surrender ValuecCash
surrender value     less any outstanding    contractpolicy     loan.
Net Premium means the premium paid less a deduction for the premium load and less any per premium expenses.
   Policy Anniversary: The same month and day of the pPolicy dDate in each year following the pPolicy dDate.
Policy Date means the date from which Ppolicy Aanniversaries and Ppolicy yYears are determined.
Policy fFund means the total amount of monies in our Separate Account A Attributable to your in force policy plus any monies in our Ggeneral Aaccount for your Contact policy.
Policy Month means a month that starts on a Monthly Anniversary and ends on the following Monthly
Anniversary.
Policy Year means a year that starts on the pPolicy Ddate or on each anniversary thereafter.

   Record DateRecord Date     means the date the    contractpolicy
is
recorded on Our books as an In
Force    contractpolicy.
Separate Account means Our Separate Account A which receives and invests your
net premiums under the
   contractpolicy.
   Surrender ChargeSurrender Charges     means a charge    for sales
related
expenses     made only
upon surrender of the    contractpolicy. It includes a charge for sales
related
expenses and issue related expenses.




Performance
Performance information for the    investment divisioninvestment
division    s
may appear in reports and
advertising to current and prospective owners. We base the performance information on the investment experience
of the    investment divisioninvestment division     and the Funds.
The
information does not indicate or
represent future performance.
Total return quotations reflect changes in Funds' share prices, the automatic
reinvestment by the Separate Account
of all distributions and the deduction of the mortality and expense risk charge.
The quotations will not reflect
deductions from premiums (the sales charge, premium tax charge, and any per
premium expense charge), the
monthly deduction from the    cash valuepolicy fundPolicy fund     (the
expense
charge, the cost of insurance
charge, and any charges for additional benefits), the    surrender
chargeSurrender Charge    , or other
transaction charges. Therefore, these returns do not show how actual investment
performance will affect
   contractpolicy     benefits.
A cumulative total return reflects performance over a stated period of time. An
average annual total return reflects
the hypothetical annually compounded return that would have produced the same
cumulative total return if the
performance had been constant over the entire period.  Average annual total
returns tend to smooth out variations in
an    investment divisioninvestment division    's returns and are not
the same
as actual year-by-year results.
Midland may advertise performance figures for the    investment
divisioninvestment division    s based on the
performance of a portfolio before the Separate Account commenced operations.
Midland may provide individual hypothetical illustrations of    cash
valuepolicy
fundPolicy fund, cash surrender
valueCash surrender value    , and death benefits based on the Funds'
historical
investment returns.  These
illustrations will reflect the deduction of expenses in the Funds and the
deduction of    contractpolicy
charges, including the mortality and expense risk charge, the deductions from
premiums, the monthly deduction
from the    cash valuepolicy fundPolicy fund     and the    surrender
chargeSurrender Charge    . The
illustrations do not indicate what    contractpolicy     benefits will
be in the
future.



Financial Statements
The financial statements of Midland National Life Insurance Company included in
this prospectus should be
distinguished from the financial statements of the Midland National
Life
Separate Account A and should be
considered only as bearing upon the ability of Midland to meet its obligations
under the
   ContractPolicysPolicies    . They should not be considered as
bearing upon
the investment performance of the
assets held in the Separate Account.

prosp3veul2edgar.txt


                        					Value
									Per
ASSETS						Shares	Share
Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $2,994,767)
                                     	2,994,767 	1.00 	$2,994,767
High Income Portfolio (cost $3,649,098)	338,611 	8.18 	2,769,834
Equity-Income Portfolio (cost $19,967,836)825,355 	25.52	21,063,063
Growth Portfolio (cost $50,334,548)		1,120,822 	43.65 48,923,881
Overseas Portfolio (cost $7,366,027)	341,410 	19.99 6,824,791
Midcap Portfolio (cost $741,207)		7,630		20.25 762,013
Variable Insurance Products Fund II
Asset Manager Portfolio (cost $7,748,122)	458,785 	16.00 7,340,554
Investment Grade Bond Portfolio (cost $1,756,496)
                                          145,262 	12.59 1,828,843
Index 500 Portfolio (cost $29,517,352)	190,498 	149.53 28,485,189
Contrafund Portfolio (cost $24,888,253)	997,566 	23.74  23,682,213
Asset Manager Growth: Portfolio (cost $4,762,469)
                                          292,651 	14.41  4,217,105
Variable Insurance Products Fund III:
Balanced Portfolio (cost $1,690,400)	110,823 	14.45  1,601,392
Growth & Income Portfolio (cost $5,609,156)351,324 	15.26  5,361,211
Growth Opportunities Portfolio (cost $8,412,954)395,295 17.74 7,012,526
American Century Variable Portfolios, Inc.:
Balanced Portfolio (cost $666,866)		90,104 	7.27 	655,058
Capital Appreciation Portfolio (cost $2,761,919)
                                          165,691    15.78 	2,614,605
International Portfolio (cost $6,062,501)	571,221    10.23 5,843,591
Value Portfolio (cost $1,723,244)		287,649 	6.67 	1,918,616
Income & Growth Portfolio (cost $1,214,956) 158,727 	7.11 	1,128,552
Massachusetts Financial Services:
VIT Emerging Growth Series (cost $9,060,232) 257,064 	28.84 7,413,717
VIT Investors Trust Series (cost $896,296) 43,204 	21.01	907,718
VIT New Discovery Series (cost $2,696,978) 154,011 	16.61 2,558,124
VIT Research Series (cost $2,226,205)       99,430 	20.80 2,068,139
Lord, Abbett & Company:
VC Growth & Income Portfolio (cost $1,284,868)56,736 	25.45 1,443,931
VC Mid-Cap Value Portfolio (cost $842,190)    64,512	14.38 927,688
VC International Portfolio (cost $133,733)	11,914 8.56	101,989
Fred Alger Management Inc.:
Growth Portfolio (cost $83,467)			1,710 47.27	80,823
MidCap Growth Portfolio (cost $237,902)	7,740 	30.62 236,992
Leveraged AllCap Portfolio (cost $692,747)16,133      38.80	625,949
Small Capitalization Portfolio (cost $35,355)	1,412 23.49	33,163
Total investments (cost $200,058,144)	               $191,426,037




								Value
								Per
NET ASSETS		           		Units		Unit

Net assets represented by:
	Variable Insurance Products Fund:
		Money Market Portfolio	231,932 	12.91 	$2,994,767
		High Income Portfolio	204,165 	13.57 	2,769,834
		Equity-Income Portfolio	914,981 	23.02 	21,063,063
		Growth Portfolio		1,623,991 	30.13 	48,923,881
		Overseas Portfolio	365,657 	18.66 	6,824,791
		Midcap Portfolio		76,122 	10.01 	762,013
	Variable Insurance Products Fund II:
		Asset Manager Portfolio	321,545 	22.83 	7,340,554
		Investment Grade Bond Portfolio119,93715.25 	1,828,843
		Index 500 Portfolio	1,609,845 	17.69 	28,485,189
		Contrafund Portfolio	1,283,140 	18.46 	23,682,213
		Asset Manager: Growth Portfolio284,303 14.83	4,217,105
	Variable Insurance Products Fund III:
		Balanced Portfolio	126,226 	12.69 	1,601,392
		Growth & Income Portfolio343,097 	15.63 	5,361,211
		Growth Opportunities Portfolio569,912 12.30 	7,012,526
	American Century Variable Portfolios, Inc.:
		Balanced Portfolio	49,521 	13.23 	655,058
		Capital Appreciation Portfolio146,195 17.88 	2,614,605
		International Portfolio	360,479 	16.21 	5,843,591
		Value Portfolio		135,863 	14.12 	1,918,616
		Income & Growth Portfolio93,648 	12.05 	1,128,552
	Massachusetts Financial Services:
		VIT Emerging Growth Series430,552 	17.22 	7,413,717
		VIT Investors Trust Series75,085    12.09 	907,718
		VIT New Discovery Series121,519 	21.05  	2,558,124
		VIT Research Series	152,977 	13.52  	2,068,139
	Lord, Abbett & Company:
		VC Growth & Income Portfolio95,009  15.20 	1,443,931
		VC Mid-Cap Value Portfolio59,942 	15.48 	927,688
		VC International Portfolio11,179 	9.12 		101,989
	Fred Alger Management, Inc.:
		Growth			9,951 	8.12 		80,823
		MidCap Growth		27,232 	8.70 		236,992
		Leveraged AllCap		83,262 	7.52 		625,949
		Small Capitalization	4,166 	7.96 		33,163

		Net assets			9,931,433 		$191,426,037




Operations (1) side one (page 4)
							Combined

					2000		1999		1998

Investment income:
	Dividend income		$2,272,124 	$1,485,972
	$980,408
	Capital gains distributions	11,592,444 		5,126,967
	4,404,907

					13,864,568 		6,612,939
	5,385,315

	Expenses:
		Administrative expense	151,862 		139,610
	112,287
		Mortality and expense risk 1,628,558 		1,124,796
	660,451

		Net investment income	12,084,148 		5,348,533
	4,612,577

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 7,009,565 		6,968,775
	2,782,785
	Net unrealized (depreciation) appreciation on
		investments		(36,589,184)		13,329,487
	7,854,876

		Net realized and unrealized (losses) gains on
			investments	(29,579,619)		20,298,262
	10,637,661

		Net (decrease) increase in net assets resulting
			from operations	 $(17,495,471)		$25,646,795

	$15,250,238

Net assets at beginning of year		$160,965,073
	$98,414,651
		$54,189,603

Net (decrease) increase in net assets resulting from
	operations			(17,495,471)		25,646,795
	15,250,238

Capital shares transactions:
	Net premiums			72,289,446 		55,894,834
	40,629,334
	Transfers of policy loans	(3,554,117)		(3,027,080)
	(1,812,692)
	Transfers of cost of insurance	(14,761,408)
	(10,455,885)
		(6,444,223)
	Transfers of surrenders		(6,184,827)		(5,196,901)
	(3,055,075)
	Transfers of death benefits	(225,695)		(136,802)
	(144,047)
	Transfers of other terminations	(547,700)		(322,175)
	(198,487)
	Interfund and net transfers to general account 940,736
	147,636
		Net increase (decrease) in net assets from capital share
			transactions	47,956,435 		36,903,627
	28,974,810

Total increase (decrease) in net assets	30,460,964 		62,550,422
	44,225,048

Net assets at end of year			$191,426,037
	$160,965,073
		$98,414,651





Operations (1) side two (page 4)
Variable Insurance Products Fund
Money Market Portfolio				High Income Portfolio
2000		1999		1998		2000		1999		1998


$198,571 	$184,312 	$123,409 	$240,215 	$297,898 	$178,129
11,138 		113,186

198,571		184,312 	123,409 	240,215 	309,036
	291,315

1,980 		2,956 		2,905 		4,091
	4,861
		4,792
29,107 		32,625 		20,969 		29,955
	31,332
		26,040

167,484 	148,731 	99,535 		206,169 	272,843
	260,483

						(274,899)	(168,077)	44,450

						(767,286)	120,076 	(460,189)
						(1,042,185)	(48,001)	(415,739)

$167,484 	$148,731 	$99,535 	$(836,016)	$224,842 	$(155,256)

$4,656,942 	$2,731,098 	$1,393,023 	$3,555,219 	$3,163,974 	$2,830,980

167,484 	148,731 	99,535 		(836,016)	224,842
	(155,256)

5,381,751 	3,387,118 	1,970,072 	988,497 	1,057,899 	1,477,592
15,327 		(137,095)	(96,356)	(82,316)	(71,479)
	(94,338)
(279,106)	(198,599)	(148,349)	(331,196)	(301,939)	(251,359)
(63,468)	(913,421)	(450,390)	(134,088)	(377,937)	(287,811)
		(62)				(1,509)		(2,669)
	(336)
(45,680)	(2,870)		(519)		(5,117)		(3,359)
	(2,422)
(6,838,483)	(357,958)	(35,918)	(383,640)	(134,113)	(353,076)
(1,829,659)	1,777,113 	1,238,540 	50,631 		166,403
	488,250

(1,662,175)	1,925,844 	1,338,075 	(785,385)	391,245 	332,994
$2,994,767 	$4,656,942 	$2,731,098 	$2,769,834 	$3,555,219 	$3,163,974



Operations (2) side one (page 5)
			Variable Insurance Products Fund
							Equity-Income Portfolio


					2000		1999		1998

Investment income:
	Dividend income		$323,300 	$241,870 	$145,189
	Capital gains distributions	1,218,012 	534,659 	516,702
					1,541,312 	776,529 	661,891

Expenses:
		Administrative expense	21,504 		23,087
	20,642
		Mortality and expense risk 174,011 	163,697 	114,253

		Net investment income	1,345,797 	589,745 	526,996

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 421,865 	702,551
	464,171
	Net unrealized (depreciation) appreciation on
		investments		(320,254)	(438,403)	297,365

		Net realized and unrealized gains (losses) on
			investments	101,611 	264,148 	761,536

		Net increase (decrease) in net assets resulting
			from operations	 $1,447,408 	$853,893
	$1,288,532

Net assets at beginning of year		$19,166,789 	$15,731,177
	$10,118,500

Net increase (decrease) in net assets resulting from
		Operations		1,447,408 	853,893 	1,288,532

Capital shares transactions:
	Net premiums			4,542,173 	5,797,797 	6,101,737
	Transfers of policy loans	(455,629)	(438,545)	(286,720)
	Transfers of cost of insurance	(1,572,315)	(1,512,678)
	(1,071,429)
	Transfers of surrenders		(757,803)	(585,741)	(380,774)
	Transfers of death benefits	(21,788)	(17,919)	(42,005)
	Transfers of other terminations	(69,290)	(82,773)
	(43,973)
	Interfund and net transfers to general account	(1,216,482)
	(578,422)
	47,309

		Net increase in net assets from capital share
transactions	448,866 	2,581,719 	4,324,145

Total increase (decrease) in net assets	1,896,274 	3,435,612
	5,612,677

Net assets at end of year			$21,063,063 	$19,166,789
	$15,731,177




Operations (2) side two (page 5)
Variable Insurance Products Fund
Growth Portfolio				Overseas Portfolio
2000		1999		1998		2000		1999		1998


$51,524 	$51,552 	$90,127 	$100,569 	$75,635 	$74,765
5,126,652 	3,241,329 	2,357,538 	633,310 	121,991 	220,360

5,178,176 	3,292,881 	2,447,665 	733,879 	197,626 	295,125

61,820 		51,850 		38,417 		9,759
	8,600
		7,786
461,859 	314,847 	197,513 	66,091 		50,231
	39,797

4,654,497 	2,926,184 	2,211,735 	658,029 	138,795 	247,542

3,085,197 	2,439,437 	998,269 	309,555 	200,191 	101,507

(14,377,536)	6,119,672 	4,140,818 	(2,579,186)	1,772,376 	78,405


(11,292,339)	8,559,109 	5,139,087 	(2,269,631)	1,972,567
	179,912


$(6,637,842)	$11,485,293 	$7,350,822 	$(1,611,602)
	$2,111,362
	$427,454

$46,051,700 	$28,503,893 	$17,132,404 	$7,360,544
	$4,895,040
	$3,708,222


(6,637,842)	11,485,293 	7,350,822 	(1,611,602)	2,111,362 	427,454


13,996,420 	10,176,313 	7,318,889 	1,847,125 	1,397,618 	1,583,685
(1,232,062)	(889,497)	(590,467)	(166,864)	(169,168)	(97,787)
(3,118,570)	(2,167,948)	(1,601,618)	(501,282)	(378,999)	(366,371)
(1,937,208)	(1,471,759)	(817,281)	(294,620)	(189,968)	(255,013)
(59,173)	(35,465)	(23,796)	(11,140)	(7,260)
	(4,169)
(168,055)	(87,911)	(57,078)	(20,699)	(9,915)
	(3,207)
2,028,671 	538,781 	(207,982)	223,329 	(288,166)	(97,774)


9,510,023 	6,062,514 	4,020,667 	1,075,849 	354,142 	759,364

2,872,181 	17,547,807 	11,371,489 	(535,753)	2,465,504 	1,186,818

$48,923,881 	$46,051,700 	$28,503,893 	$6,824,791
	$7,360,544
	$4,895,040



Operations (3) side one (page 6)
			Variable Insurance Products Fund II
								Midcap Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$2,096 		$-
	$-
	Capital gains distributions
2,096 		- 		-

	Expenses:
		Administrative expense
		Mortality and expense risk		600

		Net investment income			1,496 		-
	-

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	(276)
	Net unrealized (depreciation) appreciation on
			investments			20,806

		Net realized and unrealized (losses) gains on
				investments		20,530 		-
	-

		Net (decrease) increase in net assets resulting
				from operations		$22,026 	$-
	$-

Net assets at beginning of year				$- 		$-
	$-

Net (decrease) increase in net assets resulting from
		operations				22,026

Capital shares transactions:
	Net premiums					168,799
	Transfers of policy loans			301
	Transfers of cost of insurance			(3,578)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account	574,465

		Net increase (decrease) in net assets from capital share
				transactions		739,987 	-
	-

Total increase (decrease) in net assets			762,013
	-
	-

Net assets at end of year					$762,013
	$-
	$-


Operations (3) side two (page 6)
Variable Insurance Products Fund II
Asset Manager Portfolio		Investment Grade Bond Portfolio
2000		1999		1998		2000		1999		1998
$251,923 	$242,526 	$187,684 	$100,766 	$45,131 	$39,734
593,513 	307,200 	563,053 			14,159 		4,714

845,436 	549,726 	750,737 	100,766 	59,290 		44,448


12,376 		13,150 		12,260 		1,669
	1,699
		1,721
69,700 		68,917 		58,657 		13,845
	11,583
		8,643

763,360 	467,659 	679,820 	85,252 		46,008
	34,084


70,201 		219,173 	155,701 	(513)		(4,421)
	15,445

(1,218,082)	46,216 		18,174 		75,179
	(66,827)
	20,815


(1,147,881)	265,389 	173,875 	74,666 		(71,248)	36,260

$(384,521)	$733,048 	$853,695 	$159,918 	$(25,240)	$70,344

$8,020,155 	$7,287,457 	$5,864,777 	$1,475,493 	$1,142,457 	$823,750

(384,521)	733,048 	853,695 	159,918 	(25,240)	70,344


1,308,327 	1,422,179 	1,504,185 	470,512 	632,765 	397,712
(142,182)	(167,137)	(174,116)	(24,573)	(33,143)	(10,939)
(475,448)	(466,509)	(449,699)	(151,963)	(113,723)	(88,089)
(512,663)	(309,764)	(249,884)	(66,368)	(43,742)	(53,582)
(8,961)		(10,107)	(12,156)			(3,144)
	(3,204)
(12,298)	(15,401)	(15,437)	(9,632)		(567)		(927)
(451,855)	(453,611)	(33,908)	(24,544)	(80,170)	7,392


(295,080)	(350)		568,985 	193,432 	358,276 	248,363

(679,601)	732,698 	1,422,680 	353,350 	333,036 	318,707

$7,340,554 	$8,020,155 	$7,287,457 	$1,828,843 	$1,475,493 	$1,142,457


Operations (4) side one (page 7)
			Variable Insurance Products Fund II
						Index 500 Portfolio
					2000			1999			1998

Investment income:
	Dividend income		$254,064 		$128,287
	$58,842
	Capital gains distributions	111,058 		87,052
	136,288

					365,122 		215,339
	195,130

Expenses:
		Administrative expense	14,320 			13,208

	9,557
		Mortality and expense risk 245,786 		157,133
	71,255

		Net investment income	105,016 		44,998
	114,318

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments 1,401,176 	1,778,768
	478,120
	Net unrealized (depreciation) appreciation on
			investments		(4,457,329)	1,472,113 	1,380,373

		Net realized and unrealized (losses) gains on
				investments	(3,056,153)	3,250,881 	1,858,493

		Net (decrease) increase in net assets resulting
			from operations		$(2,951,137)
	$3,295,879
	$1,972,811

Net assets at beginning of year			$23,862,419
	$12,222,424 	$4,566,701

Net (decrease) increase in net assets resulting from
		operations			(2,951,137)		3,295,879
	1,972,811

Capital shares transactions:
	Net premiums				11,792,707 		10,595,877
	6,643,119
	Transfers of policy loans		(565,304)		(405,576)
	(200,663)
	Transfers of cost of insurance		(2,678,279)
	(1,794,224)
	(886,807)
	Transfers of surrenders			(738,138)		(435,170)
	(183,244)
	Transfers of death benefits		(54,635)		(23,612)
	(16,201)
	Transfers of other terminations		(59,505)
	(40,320)
	(17,516)
	Interfund and net transfers to general account	(122,939)
	447,141
	344,224

		Net increase (decrease) in net assets from capital share
				transactions	7,573,907 		8,344,116
	5,682,912

Total increase (decrease) in net assets		4,622,770
	11,639,995
	7,655,723

Net assets at end of year				$28,485,189
	$23,862,419 	$12,222,424



Operations (4) side two (page 7)
Variable Insurance Products Fund II
Contrafund Portfolio					Asset Manager: Growth
Portfolio
2000		1999		1998		2000		1999		1998

$71,435 	$56,072 	$37,587 	$88,847 	$69,487 	$28,628
2,593,074 	411,195 	276,533 	360,190 	115,247 	133,880

2,664,509 	467,267 	314,120 	449,037 	184,734 	162,508


15,199 		13,678 		10,181 		3,515
	3,315
		2,638
199,695 	129,843 	68,560 		39,573 		31,033
	17,363

2,449,615 	323,746 	235,379 	405,949 	150,386 	142,507


919,979 	996,724 	405,977 	34,829 		99,198
	30,155

(5,176,298)	1,960,685 	1,432,988 	(1,061,854)	235,779 	148,003


(4,256,319)	2,957,409 	1,838,965 	(1,027,025)	334,977 	178,158


$(1,806,704)	$3,281,155 	$2,074,344 	$(621,076)	$485,363
	$320,665

$19,665,270 	$11,030,567 	$5,101,986 	$4,209,771 	$2,756,403
	$1,304,663


(1,806,704)	3,281,155 	2,074,344 	(621,076)	485,363 	320,665


8,994,345 	7,357,636 	5,148,927 	1,455,890 	1,396,405 	1,392,497
(436,462)	(379,002)	(203,142)	(102,711)	(55,156)	(10,349)
(1,924,118)	(1,342,024)	(746,910)	(357,509)	(277,111)	(221,079)
(853,076)	(520,528)	(248,949)	(118,400)	(73,603)	(21,053)
(44,362)	(22,308)	(24,534)	(917)		(613)		(91)
(41,127)	(29,593)	(34,555)	(13,237)	(7,983)
	(5,348)
128,447 	289,367 	(36,600)	(234,706)	(13,934)	(3,502)


5,823,647 	5,353,548 	3,854,237 	628,410 	968,005 	1,131,075

4,016,943 	8,634,703 	5,928,581 	7,334 		1,453,368
	1,451,740

$23,682,213 	$19,665,270 	$11,030,567 	$4,217,105
	$4,209,771
	$2,756,403
Operations (5) side one (page 8)
				Variable Insurance Products Fund III
						Balanced Portfolio
					2000		1999		1998

Investment income:
	Dividend income		$40,897 	$17,288 	$3,696
	Capital gains distributions	34,081 		20,091
	5,647

					74,978 		37,379 		9,343

	Expenses:
		Administrative expense	89 		91 		62
		Mortality and expense risk 13,084 	9,164 		3,005

		Net investment income (loss)	61,805 		28,124
	6,276

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(4,713)
	15,035
		6,509
	Net unrealized (depreciation) appreciation on
			investments			(133,230)	(6,334)
	48,417

		Net realized and unrealized (losses) gains on
			investments			(137,943)	8,701 	54,926

		Net (decrease) increase in net assets resulting
				from operations		$(76,138)	$36,825
	$61,202

Net assets at beginning of year				$1,314,548
	$669,509
	$121,777

Net (decrease) increase in net assets resulting from
		operations				(76,138)	36,825
	61,202

Capital shares transactions:
	Net premiums					629,057 	726,871
	539,114
	Transfers of policy loans			(12,013)	(6,519)
	(5,099)
	Transfers of cost of insurance			(155,979)
	(112,524)
	(45,367)
	Transfers of surrenders				(11,649)	(6,723)
	(11,935)
	Transfers of death benefits
	Transfers of other terminations			(700)
	(3,587)

	Interfund and net transfers to general account	(85,734)	10,696

	9,817

		Net increase (decrease) in net assets from capital share
				transactions		362,982 	608,214
	486,530
Total increase (decrease) in net assets			286,844
	645,039
	547,732

Net assets at end of year					$1,601,392
	$1,314,548
	$669,509




Operations (5) side two (page 8)
Variable Insurance Products Fund III
Growth & Income Portfolio			Growth Opportunities Portfolio

2000		1999		1998		2000		1999		1998


$50,391 	$12,182 	$- 		$83,187 	$38,764 	$8,299
328,878 	24,365 		1,443 		421,879 	72,472
	28,848

379,269 	36,547 		1,443 		505,066 	111,236
	37,147


840 		587 		218 		1,126 		1,134
	639
45,659 		27,720 		6,973 		63,883
	46,053
		15,685

332,770 	8,240 		(5,748)		440,057 	64,049
	20,823


(48,726)	185,719 	37,985 		(126,481)	223,702 	50,809

(499,869)	51,567 		199,570 	(1,712,965)	(105,022)
	394,294


(548,595)	237,286 	237,555 	(1,839,446)	118,680 	445,103


$(215,825)	$245,526 	$231,807 	$(1,399,389)	$182,729
	$465,926

$4,422,690 	$1,813,193 	$214,268 	$6,611,175 	$3,552,709 	$544,175


(215,825)	245,526 	231,807 	(1,399,389)	182,729 	465,926

2,452,093 	2,728,935 	1,372,004 	3,410,422 	3,765,062 	2,646,226
(7,998)		(85,889)	(9,957)		(84,767)	(83,842)
	(9,991)
(572,176)	(414,826)	(110,453)	(816,326)	(633,052)	(234,192)
(137,016)	(56,767)	(4,601)		(201,459)	(93,710)
	(27,363)
(553)						(3,757)		(12,984)
(10,332)	(5,993)		(433)		(19,361)	(22,217)
	(6,801)
(569,672)	198,511 	120,558 	(484,012)	(43,520)	174,729


1,154,346 	2,363,971 	1,367,118 	1,800,740 	2,875,737 	2,542,608

938,521 	2,609,497 	1,598,925 	401,351 	3,058,466 	3,008,534

$5,361,211 	$4,422,690 	$1,813,193 	$7,012,526 	$6,611,175 	$3,552,709
Operations (6) side one (page 9)
			American Century Variable Portfolios, Inc.
							Balanced Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$11,784 	$6,884
	$1,086
	Capital gains distributions			7,421 		47,498

	6,735

							19,205 		54,382
	7,821

	Expenses:
		Administrative expense			38 		32
	20
		Mortality and expense risk		4,815 		3,807

	1,392

		Net investment income (loss)		14,352 		50,543

	6,409

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(5,486)
	(9,315)
		(1,944)
	Net unrealized (depreciation) appreciation on
			investments			(33,188)	2,280
	18,540

		Net realized and unrealized (losses) gains on
				investments		(38,674)	(7,035)
	16,596

		Net (decrease) increase in net assets resulting
				from operations		$(24,322)	$43,508
	$23,005

Net assets at beginning of year				$566,994
	$329,779
	$52,097

Net (decrease) increase in net assets resulting from
		operations				(24,322)	43,508
	23,005

Capital shares transactions:
	Net premiums					306,429 	232,299
	288,299
	Transfers of policy loans			(3,389)
	(1,958)
	(5,411)
	Transfers of cost of insurance			(58,047)
	(52,048)
	(24,458)
	Transfers of surrenders				(4,004)
	(8,705)
	(5,978)
	Transfers of death benefits
	Transfers of other terminations			(849)		(487)
	(5,006)
	Interfund and net transfers to general account	(127,754)	24,606

	7,231

		Net increase (decrease) in net assets from capital share
			transactions			112,386 	193,707
	254,677

Total increase (decrease) in net assets			88,064
	237,215
	277,682

Net assets at end of year					$655,058
	$566,994
	$329,779


Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.
Capital Appreciation Portfolio				International
Portfolio
2000		1999		1998		2000		1999		1998

$- 		$- 		$- 		$4,498 		$- 		$1,827
34,775 				4,895 		67,255
	18,759

34,775 				4,895 		71,753
	20,586


672 		78 		41 		1,138 		550 		239
15,133 		3,625 		1,207 		43,128
	17,131
		5,145

18,970 		(3,703)		3,647 		27,487
	(17,681)
		15,202


336,962 	20,957 		(14,210)	377,907 	145,309 	18,863

(405,351)	248,994 	14,374 		(1,406,332)	1,131,790 	54,979


(68,389)	269,951 	164 		(1,028,425)	1,277,099 	73,842

$(49,419)	$266,248 	$3,811 		$(1,000,938)	$1,259,418
	$89,044

$831,750 	$217,542 	$73,008 	$3,387,853 	$1,177,307 	$199,713


(49,419)	266,248 	3,811 		(1,000,938)	1,259,418 	89,044


1,103,707 	273,950 	183,887 	2,563,900 	1,325,707 	1,002,411
(31,768)	(6,348)		(241)		(66,088)	(28,277)
	(5,436)
(134,431)	(55,524)	(29,375)	(399,364)	(243,441)	(82,794)
(29,108)	(4,395)		(13,744)	(106,462)	(76,073)
	(12,709)
						(8,402)		(659)
(13,427)					(9,996)		(529)
	(5,265)
937,301 	140,277 	196 		1,483,088 	(25,600)	(7,657)


1,832,274 	347,960 	140,723 	3,456,676 	951,128 	888,550

1,782,855 	614,208 	144,534 	2,455,738 	2,210,546 	977,594

$2,614,605 	$831,750 	$217,542 	$5,843,591 	$3,387,853 	$1,177,307


Operations (7) side one (page 10)
			American Century Variable Portfolios, Inc.

					Value Portfolio				Income
&
Growth Portfolio
2000		1999		1998		2000		1999	1998

Investment income:

	Dividend income	$15,145 	$8,547 		$1,367
	$3,768
		$18 	$39
	Capital gains distributions 38,754 	80,972 		16,326

				53,899 		89,519 		17,693
	3,768 		18 	39

	Expenses:
		Administrative expense	241 	166 		111 		101
	18

		Mortality and expense risk	11,759 	9,012 	3,549

	8,007 		2,297 	10

		Net investment income (loss)	41,899 	80,341
	14,033
		(4,340)	(2,297)	29

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments (53,937)	(21,056)
(10,206)
	18,987 	11,286 		38
	Net unrealized appreciation (depreciation) on
			investments	265,786 	(91,791)	19,163
	(131,932)
	44,403 	1,125

		Net realized and unrealized gains (losses) on
			investments	211,849 	(112,847)	8,957
	(112,945)
	55,689 		1,163

		Net increase (decrease) in net assets resulting
			from operations	$253,748 	$(32,506)	$22,990
$(117,285)
	$53,392 	$1,192

Net assets at beginning of year	$1,149,267 	$778,580 	$139,559
	$543,814
	$32,520 	$-

Net increase (decrease) in net assets resulting from
		operations	253,748 	(32,506)	22,990
	(117,285)
	53,392 		1,192

Capital shares transactions:
	Net premiums	624,379 	604,324 	699,611 	715,067
	458,673
	30,706
	Transfers of policy loans	(12,949)	(26,391)	(11,530)
	(13,934)
	(4,650)
	Transfers of cost of insurance	(161,042)	(146,617)
	(82,653)
	(103,406)	(39,156) (128)
	Transfers of surrenders		(29,020)	(11,525)	(24,446)
	(27,368)
	(6,230)
	Transfers of death benefits	(441)				(17,555)
	Transfers of other terminations	(4,230)		(341)

	(3,299)		(1,700)
	Interfund and net transfers to general account	98,904
	(16,257)
	52,604 	134,963 	50,965 	750

		Net increase (decrease) in net assets from
			capital share transactions	515,601 403,193
616,031
702,023 	457,902   31,328

Total increase (decrease) in net assets	769,349  370,687 	639,021
	584,738
	511,294 	32,520

Net assets at end of year	  $1,918,616 	$1,149,267 	$778,580
	$1,128,552 	$543,814 	$32,520


Operations (7) side two (page 10)
Massachusetts Financial Services
VIT Emerging Growth Series		VIT Investors Trust Series	VIT
New
Discovery Series
2000	  1999	1998			2000	1999	1998		2000	1999
	1998
$252,972 	$- 	$- 		$8,442 	$271 	$- 		$17,599
	$- 	$-
					326 					4,805

252,972 				8,442 		597 		17,599
	4,805


1,363 		138 	4 		30 	14 				457
	8
49,357 		5,706 	46 		6,107 	1,242 	5

	12,907 	670 	1

202,252 	(5,844)	(50)		2,305 	659)	(5)
	4,235
	4,127 	(1)


451,575 	53,417 	146 		4,965 	1,508 	8
	27,588 	9,700 	15


(2,314,337)	660,695 	7,127 	(2,262)	13,099 	585
	(200,760)	61,765 	142


(1,862,762)	714,112 	7,273 	2,703 	14,607 	593
	(173,172)
	71,465 	157


$(1,660,510)	$708,268 	$7,223 	$5,008 	$13,948 	$588
	$(168,937)	$75,592   $156

$2,130,426 	$56,516    $- 	$327,730 	$11,356 	$- 	$260,546
	$1,975
	$-


(1,660,510)	708,268 	7,223 	5,008 	13,948 	588
	(168,937)
	75,592 	156


4,499,180   1,179,624 	47,502 		623,594 	306,592 	10,680
	1,454,717 	123,165
	1,842
(56,468)	(19,820)		(14,554)	(4,353)
	(21,864)
	(929)
(503,972)  (91,290)	(315)	(82,468)	(22,366)	(120)	(135,746)
	(9,233)
	(23)
(135,661)	(5,420)	(918)	(5,787)	(537)			(6,327)
	(20)
(9,143)				(162)
(21,846)		(2,518)				(1,773)
	(4,275)

3,171,711 	305,066 	3,024 	56,130 	23,090 	208
	1,180,010
	69,996


6,943,801 	1,365,642 	49,293 	574,980    302,426 	10,768
	2,466,515 	182,979 1,819

5,283,291 2,073,910 	56,516 	579,988 	316,374 	11,356
	2,297,578 	258,571   1,975

$7,413,717    $2,130,426    $56,516   $907,718   $327,730   $11,356
$2,558,124
$260,546 	$1,975


Operations (8) side one (page 11)
				Massachusetts Financial Services

						VIT Research Series
						2000		1999		1998

Investment income:
	Dividend income			$79,797 	$853 		$-
	Capital gains distributions				4,509

						79,797 		5,362

	Expenses:
		Administrative expense		446 		378 		54
		Mortality and expense risk	13,354 		5,028
	349

		Net investment income (loss)	65,997 		(44)
	(403)

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	72,697 	59,575

	909
	Net unrealized (depreciation) appreciation on
			investments		(300,949)	101,858 	41,025

		Net realized and unrealized (losses) gains on
				investments	(228,252)	161,433 	41,934

		Net (decrease) increase in net assets resulting
				from operations		$(162,255)	$161,389
	$41,531

Net assets at beginning of year				$938,619
	$245,451 	$-

Net (decrease) increase in net assets resulting from
		operations				(162,255)	161,389 	41,531

Capital shares transactions:
	Net premiums					1,177,630 	589,890
	204,167
	Transfers of policy loans			(21,881)	(8,835)
	(150)
	Transfers of cost of insurance			(121,224)
	(47,574)
	(2,238)
	Transfers of surrenders				(8,258)
	(5,062)
	(5,394)
	Transfers of death benefits			(97)
	Transfers of other terminations			(5,758)
	(205)
	Interfund and net transfers to general account	271,363 	3,565

	7,535

		Net increase (decrease) in net assets from capital share
				transactions		1,291,775 	531,779
	203,920

Total increase (decrease) in net assets			1,129,520
	693,168
	245,451

Net assets at end of year				$2,068,139 	$938,619
	$245,451



Operations (8) side two (page 11)
Lord, Abbett & Company
VC Mid-Cap			VC International
VC Growth Income Portfolio		Value Portfolio		Portfolio
2000	1999	1998			2000	1999			2000	1999

$10,969 	$7,938   $- 		$5,828 	$8 		$3,537
	$12
27,959 		22,490 			1,102 		437

10,969 		35,897 	28,318 	8 		4,639
	449

(983)		12 		 		55 				16
7,520 		2,097 		34 		1,855 		1
	769 		2

4,432 		33,788 	(34)		26,408 	7 		3,854
	447


(1,309)		9,389 		68 	13,595 	1
	(16,083)
	4

167,269 	(5,938)		(1,217)		85,277 	222
	(31,957)
	212

165,960 	3,451 		(1,149)		98,872 	223
	(48,040)
	216

$170,392 	$37,239 	$(1,183)	$125,280 	$230 	$(44,186)	$663

$443,354 	$63,724 	$- 	$6,486 	$- 	$5,519 	$-

170,392 	37,239 	(1,183)		125,280 	230 	(44,186)
	663

712,612 	348,427 	64,470 	575,908 	4,819 	135,149
	4,889
(6,742)		(3,471)				(5,060)
	(884)
(93,703)	(34,423)	(397)	(8,809)		(24)	(8,284)
	(33)
(6,799)		(101)		(6)	(77)
 (655)
(7,002)		(3,906)				(212)
232,474 	35,865 	840 	234,172 	1,461 		14,675

830,185 	342,391 	64,907 	795,922 	6,256 	140,656
	4,856

1,000,577 	379,630 	63,724 	921,202 	6,486 		96,470
	5,519

$1,443,931 	$443,354 	$63,724 	$927,688 	$6,486 	$101,989
	$5,519



Operations (9) (page 12)
			Fred Alger Management, Inc.
					MidCap		Leveraged		Small
			Growth	Growth		AllCap
	Capitalization
			2000		2000			2000			2000
Investment income:
	Dividend income$- 		$- 		$- 			$-
	Capital gains distributions
				- 		- 		- 			-

	Expenses:
		Administrative expense
		Mortality and expense risk	51 	189 		730
	29

		Net investment loss	(51)		(189)		(730)
	(29)

Realized and unrealized gains (losses) on investments:
	Net realized losses on investments		(19)	(861)	(4,134)
	(76)
	Net unrealized (depreciation) appreciation on
			investments		(2,644)		(910)	(66,798)
	(2,192)

		Net realized and unrealized losses on
				investments	(2,663)		(1,771)
	(70,932)
	(2,268)

		Net (decrease) increase in net assets resulting
			from operations	$(2,714)    $(1,960)	$(71,662)
	$(2,297)

Net assets at beginning of year	$- 	$- 	$- 		$-
Net (decrease) increase in net assets resulting from
		operations	(2,714)		(1,960)		(71,662)
	(2,297)

Capital shares transactions:
	Net premiums		37,082 	93,055 	207,014 	21,905
	Transfers of policy loans	62 	338 		(1,683)
	Transfers of cost of insurance	(921)	(2,063)
	(9,402)
	(681)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account   47,314   147,622
	501,682 	14,236

		Net increase (decrease) in net assets from
			capital share transactions	83,537    238,952
	697,611
	35,460

Total increase (decrease) in net assets	80,823 	236,992
	625,949
	33,163

Net assets at end of year		$80,823 	$236,992 	$625,949
	$33,163



1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable universal life insurance policies of the
Company. Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"),  Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.




Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:
	Money Market Portfolio				0.35%		0.27%
	0.30%
	High Income Portfolio				0.68%		0.69%
	0.70%
	Equity-Income Portfolio				0.56%		0.57%
	0.58%
	Growth Portfolio				0.65%		0.66%		0.68%
	Overseas Portfolio       				0.89%		0.91%
	0.91%
	Midcap Portfolio 				0.74%
Variable Insurance Products Fund II:
	Asset Manager Portfolio			0.61%		0.63%		0.64%
	Investment Grade Bond Portfolio		0.54%		0.54%
	0.57%
	Index 500 Portfolio				0.28%		0.28%
	0.35%
	Contrafund Portfolio				0.66%		0.67%
	0.70%
	Asset Manager: Growth Portfolio		0.69%		0.71%
	0.73%
Variable Insurance Products Fund III:
	Balanced Portfolio 				0.58%		0.57%
	0.59%
	Growth & Income Portfolio 			0.58%		0.60%
	0.61%
	Growth Opportunities Portfolio 			0.68%		0.69%
	0.71%
American Century Variable Portfolios. Inc.:
	Balanced Portfolio				0.90%		0.90%
	0.97%
	Capital Appreciation Portfolio			0.98%		1.00%
	1.00%
	International Portfolio				1.23%		1.34%
	1.47%
	Value Portfolio					1.00%		1.00%
	1.00%
	Income and Growth Portfolio			0.70%		0.70%
	0.70%
Massachusetts Financial Services Investment Management:
	VIT Emerging Growth Series Portfolio		0.85%		0.84%
	0.85%
	VIT Investors Trust Series Portfolio 		0.87%		0.88%
	0.88%
	VIT New Discovery Series Portfolio		1.06%		1.07%
	1.17%
	VIT Research Series Portfolio			0.85%		0.86%
	0.86%
Lord, Abbett & Company:
	VC Growth & Income Portfolio			1.03%		0.87%
	0.51%
	VC Mid-Cap Value Portfolio			0.35%		1.10%
	1.10%
	VC International Portfolio 			0.35%		1.35%
	1.35%
Fred Alger Management, Inc.:
	Growth Portfolio 				0.79%
	MidCap Growth Portfolio 			0.84%
	Leveraged AllCap Portfolio			0.90%
	Small Capitalization Portfolio			0.90%



3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999, and 1998 were as follows:

			2000			1999			1998
Portfolio	Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	$9,847,195 $11,509,370 $9,896,659
$7,970,815
	$3,703,516 $2,365,443
	High Income Portfolio	1,443,179 1,186,379 1,824,831
	1,385,584
2,203,912 	1,455,179
	Equity-Income Portfolio	    7,340,857 5,546,193 	7,965,654
4,794,190
8,012,948 	3,161,806
	Growth Portfolio  25,355,569 	11,191,050 	17,129,896 8,141,199
11,455,665
5,223,262
	Overseas Portfolio	3,523,825   1,789,948 2,174,003
1,681,065
2,210,743 	1,203,837
	Midcap Portfolio748,552 		7,069
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  2,619,108 2,150,828 2,532,079 2,064,769
2,586,539
	1,337,735
	Investment Grade Bond Portfolio  1,764,907 	1,486,223
1,050,248
645,964 643,163 	360,716
	Index 500 Portfolio  17,935,473 	10,256,549 16,723,521
	8,334,410
8,451,405 	2,654,171
	Contrafund Portfolio	14,780,381 6,507,119 9,846,069 4,168,776
6,631,801
	2,542,183
	Asset Manager: Growth Portfolio   2,193,146 1,158,787 2,054,380
935,989
1,849,012 575,429

Variable Insurance Products
		Fund III:
	Balanced Portfolio	840,669 415,882 941,456 305,117 732,611
	239,805
	Growth & Income Portfolio	3,349,793 1,862,678 3,551,997
	1,179,785 1,662,264 	300,895
	Growth Opportunities Portfolio	4,570,935 2,330,137 4,921,294
1,981,509 3,263,185 	699,754

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	374,701 247,963 347,553 103,303 335,438
	74,354
	Capital Appreciation Portfolio	2,673,435 822,192 506,000
161,743
242,481 	98,110
	International Portfolio	4,589,204 	1,105,041 1,808,828 875,382
	1,186,094 	282,341
	Value Portfolio	966,441 	408,940 889,409 405,876 911,411
	281,349
	Income & Growth Portfolio	1,084,281 386,598 	678,607
223,003
	32,015 	657

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio	9,219,279 	2,073,226 1,742,516
	382,718
50,012 	769
	VIT Investors Trust Portfolio	792,035 214,749 	387,674 	85,908
	10,927 	164
	VIT New Discovery Portfolio	3,133,817 	663,067 243,815 	56,708
	1,904 	86
	VIT Research Portfolio	1,825,679 	467,907 871,248 	339,513
216,124
	12,607

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,201,559 	365,878 500,032 123,853
	65,826 	952
	VC Mid-Cap Value Portfolio	924,865 102,535 	6,300 	36
	VC International Portfolio	192,432 	47,922 		5,338
	35

Fred Alger Management, Inc.:
	Growth Portfolio	84,790 		1,305
	MidCap Growth Portfolio247,794 		9,030
	Leveraged AllCap Portfolio	720,198 	23,316
	Small Capitalization Portfolio	36,251 	820
	$124,380,350 	$64,338,701 	$88,599,407 	$46,347,250
	$56,458,996 	$22,871,604



Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

			2000			1999			1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	  9,847,195 11,509,370 9,896,659 7,970,815
3,703,516 	2,365,443
	High Income Portfolio	144,564 120,296 164,559 124,629
	182,097
	116,152
	Equity-Income Portfolio		315,337 235,482 313,424
	186,775
333,565 131,457
	Growth Portfolio	507,707 	225,256 381,116 178,000
	313,179
139,714
	Overseas Portfolio   151,766 	78,597 	103,293 	79,193
	113,804
	62,799
	Midcap Portfolio	37,990 		359
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  158,305 	129,095 146,117 117,834
	154,704
	79,053
	Investment Grade Bond Portfolio  147,562 123,640 	86,071
52,884
	51,234 		28,666
	Index 500 Portfolio	111,592 63,633 	111,080 55,072
	67,836
		21,228
	Contrafund Portfolio	581,041 258,098 	386,745 	163,454
317,045
	121,579
	Asset Manager: Growth Portfolio	136,158 72,547 	122,687
55,502
	119,343 	37,234

Variable Insurance Products
		Fund III:
	Balanced Portfolio	56,502 	27,838 	60,029 	19,428
	49,386 		16,180
	Growth & Income Portfolio	215,522 119,844 214,573 	71,198
	116,086 	20,914
	Growth Opportunities Portfolio	225,980 116,266 	218,119
87,815
	161,619 	34,583

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	49,891 	32,572 	47,097 	13,854
	42,568 		9,349
	Capital Appreciation Portfolio	158,468 48,824 		47,674
	15,744 	27,753 		11,178
	International Portfolio	399,420 	99,227 	213,741 97,215
	163,237
37,932
	Value Portfolio	166,258 	71,763 	141,795 	64,329
	137,662
	42,112
	Income & Growth Portfolio	141,541 	50,790 	93,839
	30,659
	4,898 	101

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio		261,458	60,547 	68,541
	15,021 	2,672 	40
	VIT Investors Trust Portfolio 	38,054 	10,229 	19,009
	4,195 	573 	8
	VIT New Discovery Portfolio	177,149 	38,224 	19,618
	4,724
	203 	9
	VIT Research Portfolio		79,581 	20,366 	43,802
	16,471
	13,680 	795

Lord, Abbett & Company:
	VC Growth & Income Portfolio		53,131 	16,401 	22,304
	5,508 	3,131 	45
	VC Mid-Cap Value Portfolio	71,891 	8,039 	664 	4
	VC International Portfolio	16,633 		5,184
	468
	3

Fred Alger Management, Inc.:
	Growth Portfolio	1,736 		26
	MidCap Growth Portfolio	8,036 		296
	Leveraged AllCap Portfolio	16,695 		563
	Small Capitalization Portfolio	1,446 		34
	14,278,609 	13,543,406 	12,923,024 	9,430,326 	6,079,791
	3,276,571



4.	Purchases and Sales of Investment Securities

Transactions in units for the years ended December 31, 2000, 1999, and 1998 were as follows:

			2000				1999				1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products Fund:
	Money Market Portfolio	815,529 	955,496 835,984 673,072
	295,836
	184,053
	High Income Portfolio	86,666 	73,713 	98,630 	71,545
	121,025 	66,129
	Equity-Income Portfolio	   327,330 246,257 	415,808 205,107
	455,774
	132,401
	Growth Portfolio	833,603 315,837 586,202 	232,604
	444,888
	159,955
	Overseas Portfolio	164,061 80,341 		118,026 80,859
	122,745
	60,018
	Midcap Portfolio	76,796 		674
Variable Insurance Products Fund II:
	Asset Manager Portfolio	91,881 	84,537 	104,912 	82,952
	102,475 	54,816
	Investment Grade Bond Portfolio	123,540 109,893 79,703 46,610
	44,592 	23,051
	Index 500 Portfolio	998,455 531,816 	961,899 	449,674
555,532
	157,217
	Contrafund Portfolio	688,714 	325,142 531,099 207,814
	438,316
156,194
	Asset Manager: Growth Portfolio   112,565 67,124 	123,754
	55,713
	126,892 38,975

Variable Insurance Products Fund III:
	Balanced Portfolio	58,963 	30,339 	68,029
	21,901
		60,349 	19,734
	Growth & Income Portfolio	189,359 113,336 	217,555 68,882
	121,924
	21,402
	Growth Opportunities Portfolio	291,637	161,811 323,436
	127,242
	251,295 52,957

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	26,097 	17,205 	22,428
	7,567
		27,213 	6,100
	Capital Appreciation Portfolio	137,694 	40,430 	41,391
	13,397 	23,494 	9,333
	International Portfolio	249,744 	58,810 	128,347 	54,179
	98,873 	22,399
	Value Portfolio		73,148 	32,764 		63,016
	31,075
	74,591 	22,784
	Income & Growth Portfolio	83,766 	29,043 	52,996
	16,794 	2,779 	57

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio		430,927 97,094 	115,425
	23,198
	4,556 	63
	VIT Investors Trust Portfolio	65,497 		17,224 	32,306
	6,476 	997 	14
	VIT New Discovery Portfolio	140,015 	30,232 	14,948
	3,365
	160 	7
	VIT Research Portfolio	118,678 	30,439 	68,564 	24,701
	22,120 	1,245

Lord, Abbett & Company:
	VC Growth & Income Portfolio	85,575 	23,843 	40,925
	13,578
	6,014 	84
	VC Mid-Cap Value Portfolio	66,754 	7,510 		634
	4
	VC International Portfolio	15,602 		4,851
	431
	3

Fred Alger Management, Inc.:
	Growth Portfolio	10,099 		148
	MidCap Growth Portfolio	28,262 		1,030
	Leveraged AllCap Portfolio	85,925 		2,663
	Small Capitalization Portfolio		4,263 		97




5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

Accumulated
						Net Investment		Net
				Capital		Income and		Unrealized

				Share		Net Realized		Appreciation


Portfolio			Transactions		Gains		of
Investments
	Total

Variable Insurance Products Fund:
	Money Market Portfolio		$2,421,502 	$573,265 	$-
	$2,994,767
	High Income Portfolio		2,952,976 	696,122 	(879,264)
	2,769,834
	Equity-Income Portfolio		13,810,861 	6,156,975 	1,095,227
	21,063,063
	Growth Portfolio	30,226,338 	20,108,210 	(1,410,667)	48,923,881
	Overseas Portfolio	5,150,805 	2,215,222 	(541,236)
	6,824,791
	Midcap Portfolio		739,986 	1,220 	20,807
	762,013

Variable Insurance Products Fund II:
	Asset Manager Portfolio	4,218,968 	3,529,154 	(407,568)
	7,340,554
	Investment Grade Bond Portfolio	1,455,144 	301,351 	72,348
	1,828,843
	Index 500 Portfolio	25,286,076 	4,231,276 	(1,032,163)
	28,485,189
	Contrafund Portfolio	19,250,033 	5,638,219 	(1,206,039)
	23,682,213
	Asset Manager: Growth Portfolio   3,817,343 	945,124
	(545,362)
	4,217,105

Variable Insurance Products Fund III:
	Balanced Portfolio	1,577,518 	112,882 	(89,008)
	1,601,392
	Growth & Income Portfolio	5,093,214 	515,943 	(247,946)
	5,361,211
	Growth Opportunities Portfolio	7,736,867 	676,085
	(1,400,426)
	7,012,526

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	612,052 	54,815 		(11,809)
	655,058
	Capital Appreciation Portfolio	2,399,871 	362,047
	(147,313)
	2,614,605
	International Portfolio		5,495,879 	566,623 	(218,911)
	5,843,591
	Value Portfolio		1,671,708 	51,538 		195,370
	1,918,616
	Income & Growth Portfolio	1,191,252 	23,704
	(86,404)
	1,128,552

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio	8,358,736 	701,496 	(1,646,515)
	7,413,717
	VIT Investors Trust Portfolio	888,175 	8,122 	11,421
	907,718
	VIT New Discovery Portfolio	2,651,313 	45,664 	(138,853)
	2,558,124
	VIT Research Portfolio		2,027,473 	198,732 	(158,066)
	2,068,139

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,237,484 	46,385
	160,062
	1,443,931
	VC Mid-Cap Value Portfolio	802,178 		40,011
	85,499
		927,688
	VC International Portfolio	145,512 	(11,778)	(31,745)
	101,989

Fred Alger Management, Inc.:
	Growth Portfolio		83,537 		(70)		(2,644)
	80,823
	MidCap Growth Portfolio	238,952 		(1,050)		(910)
	236,992
	Leveraged AllCap Portfolio	697,611 	(4,864)
	(66,798)
	625,949
	Small Capitalization Portfolio		35,461 		(105)
	(2,193)		33,163

		$152,274,825 		$47,782,318 		$(8,631,106)

	$191,426,037
3/19
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

7
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

FinSepActA.txt


ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt







                                    PART II


                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securi-

ties Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING


    Insofar as indemnification for liability arising under the Securities

Act of 1933 may be permitted to directors, officers and controlling per-

sons of the registrant pursuant to the foregoing provisions, or other-

wise, the registrant has been advised that in the opinion of the Securi-

ties and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnifi-

cation by it is against public policy as expressed in the Act and will be governed by the final jurisdiction of such issue.

UNDRTAKE.txt

REPRESENTATION PURSUANT TO SECTION 26 (e) OF THE INVESTMENT COMPANY ACT

Midland National Life Insurance Company hereby represents that the fees and charges deducted under the Contract (Policy), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Midland National Life Insurance Company.

S6FORMVEL.TXT

                      CONTENTS OF REGISTRATION STATEMENT
                      ----------------------------------

This Registration Statement comprises the following Papers and
Documents:

    The facing sheet.

    The prospectus consisting of 53 pages.

    The undertaking to file reports.

    Representation pursuant to Section 26(e) of the Investment
       Company Act.

    The signatures.

    Written consents of the following persons:

    (a) Jack L. Briggs  2

    (b) Timothy A. Reuer 10

    (c)  Sutherland Asbill & Brennan L L P   10

    (d)  PricewaterhouseCoopers  L L P   10

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to the exhibits in Form N-8B-2:

    (1)  Resolution of the Board of Directors of Midland National Life

         establishing the Separate Account A.   4

    (2)  Not applicable.

    (3)  (a)  Principal Underwriting Agreement.   2

         (b)  Selling Agreement.   2

         (c)  Commission schedule.   8

    (4)  Not applicable.
    (5) Form of Contract.   8


--------------

    (6)  (a)  Articles of Incorporation of Midland National Life.    4

         (b)  By-Laws of Midland National Life.   4

    (7)  Not applicable.

    (8)  (a)  Participation Agreements for Fidelity Distributors

              Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II.   3

         (b)  Amendments to Participation Agreements for Fidelity

              Distributors Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II.   3

         (c)  Participation Agreement for Fidelity Distributors

              Corporation/Variable Insurance Products Fund III.   4

         (d)  Participation Agreement for American Century Investment

              Services, Inc.   3

         (e)  Participation Agreement for Lord Abbett Series Funds, Inc.
5

         (f) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. 6

         (g)  Participation Agreement for Massachusetts Financial
Variable

              Insurance Trusts.    5

         (h)  Participation Agreement for Fred Alger Management, Inc.  9

         (i)  Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund III.  9

    (9)  Not applicable.

   (10)  Application Form.   7

   (11) Memorandum describing Midland National Life's issuance, transfer

         and redemption procedures for the Contract.   1

2.  See Exhibit 1(5).
    ---

3.  Opinion and Consent of Jack L. Briggs.   2

4.  No financial statements are omitted from the Prospectus pursuant to

     Instruction 1(b) or (c) or Part I.

5.  Not applicable.

6.  Opinion and Consent of Timothy A. Reuer.  10

7.  Consent of Sutherland Asbill & Brennan L L P   10

8.  Consent of PricewaterhouseCoopers  L L P   10


1      Filed previously in Post-Effective Amendment No. 4 on April 30,
1990
         for Form S-6 File No. 33-16354.
2      Filed previously in Pre-Effective Amendment No. 1 for Form S-6
File
         No. 333-14061 on January 31, 1997.
3      Filed previously in Pre-Effective Amendment No. 2 for Form S-6
File
         No. 333-14061 on April 23, 1997.
4      Filed previously in Post Effective Amendment No. 1 for Form S-6
File
         No. 333-14061 on April 28, 1998.
5      Filed previously in Post Effective Amendment No. 3 for Form S-6
File
         No. 333-14061 on April 29, 1999.
6      Filed previously in Pre-Effective Amendment No. 1 for Form S-6
File
         No. 333-80975 on August 31, 1999.
7      Filed previously in Post-Effective Amendment No. 4 for Form S-6
File
         No. 333-14061 on February 17, 2000.
8      Filed previously in Post-Effective Amendment No. 5 for Form S-6
File
         No. 333-14061 on April 28, 2000.
9      Filed previously in Post-Effective Amendment No. 6 for Form S-6
File
         No. 333-14061 on February 15, 2001.
10     Filed herein.


--------------




CONVUL4.txt
CONVEL2.txt

                             SIGNATURES
                             __________

    As required by the Securities Act of 1933, the Registrant, Midland National Life Separate Account A certifies that it meets all the requirements for effectiveness of this registration statement pursuant
    to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of
    Sioux Falls, South Dakota, on the 12th day of April, 2001.


                                    Midland National Life Separate
Account A

   (Seal)                      By:  Midland National Life Insurance
Company


                               By:_/s/Michael M. Masterson______________
                                    President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following
Officers
    and Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.





   Signature                   Title                           Date
   ---------                   -----                           ----

   /s/_ Michael M. Masterson   Director, Chairman of the       April 12,
2001
   Michael M. Masterson        Board, Chief Executive
                               Officer and President

   _/s/ John J. Craig II       Director, Executive Vice        April 12,
2001
   John J. Craig II            President and Chief
                               Operating Officer

   _/s/ Steven C. Palmitier    Director, Senior Vice           April 12,
2001
   Steven C. Palmitier         President and Chief
                               Marketing Officer

   _/s/ Stephen P. Horvat, Jr. Director, Senior Vice           April 12,
2001
   Stephen P. Horvat, Jr.      President - Legal

   _/s/ Thomas M. Meyer        Senior Vice President           April 12,
2001
   Thomas M. Meyer             and Chief Financial
                               Officer

   _____________________       Director                        April 12,
2001
   Robert W. Korba





SigVEL2.txt

                                               Registration No. 333-
14081
                                               POST EFFECTIVE AMENDMENT
NO.5

________________________________________________________________________
________
------------------------------------------------------------------------
--------





                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549



                      ____________________________________


                                    EXHIBITS

                                       TO

                                    FORM S-6

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

                                      AND

                    MIDLAND NATIONAL LIFE INSURANCE COMPANY


                      ____________________________________










________________________________________________________________________
________
------------------------------------------------------------------------
--------

EXHVEL2.txt

                                 EXHIBIT INDEX




        Exhibit
       _________


     6. Opinion and Consent of Timothy A. Reuer

     7. Consent of Sutherland Asbill & Brennan L L P

     8. Consent of PricewaterhouseCoopers L L P






IndVEL2.txt

                                   April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

Gentlemen:
    This opinion is furnished in connection with the filing of Post-Effective Amendment No. 5 to Registration Statement No. 333-14081 on Form S-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Executive Universal Life Insurance policy and the Variable Executive Universal Life 2 Insurance Policy ("Policy") to be offered by Midland National Life Insurance Company.
The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and
Exhibits thereto.  In my opinion:

        The illustrations of death benefits, contract fund and accumulated premiums in Appendix A of the Prospectuses included in
        the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract. The rate structure of the Contracts has not been designed so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be correspondingly more favorable to prospective purchasers of Contracts aged 35 in the underwriting classes illustrated than to prospective purchasers of Contracts at other ages or underwriting classes.

    I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

                                   Sincerely,

                                   _/s/ Timothy A. Reuer______________
                                   Timothy A. Reuer, FSA
			                 Vice President - Product Development




TARVEL2.txt

                        April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: VEUL and VEUL2
          Form S-6, File No. 333-14081


Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Prospectus filed as part of the Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed by Midland National
Life Insurance Company Separate Account A for certain variable life insurance contracts (File No. 333-14081). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND ASBILL & BRENNAN L L P



by: __/s/Frederick_R._Bellamy__
      Frederick R. Bellamy


ConsentSABVEL.txt

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 5 to this Registration
Statement of Midland National Life Separate Account A on Form S-6 (File
No. 333-
14081) of our reports dated March 9, 2001, on our audits of the financial statements of
Midland National Life Separate Account A and the financial statements of
Midland
National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.



						PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 24, 2001

PWC Consent for VEUL2.txt